                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03290

Name of Fund: BlackRock Variable Series Funds, Inc.
                 BlackRock Balanced Capital V.I. Fund
                 BlackRock Basic Value V.I. Fund
                 BlackRock Bond V.I. Fund
                 BlackRock Fundamental Growth V.I. Fund
                 BlackRock Global Allocation V.I. Fund
                 BlackRock Global Growth V.I. Fund
                 BlackRock Government Income V.I. Fund
                 BlackRock High Income V.I. Fund
                 BlackRock International Value V.I. Fund
                 BlackRock Large Cap Core V.I. Fund
                 BlackRock Large Cap Growth V.I. Fund
                 BlackRock Large Cap Value V.I. Fund
                 BlackRock Money Market V.I. Fund
                 BlackRock S&P 500 V.I. Fund
                 BlackRock Utilities and Telecommunications V.I. Fund BlackRock Value Opportunities V.I. Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
     BlackRock Variable Series Funds, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code: (800) 456-4587

Date of fiscal year end: 12/31/2007

Date of reporting period: 07/01/2007 - 09/30/2007

Item 1 - Schedule of Investments

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BALANCED CAPITAL V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)   (IN U.S. DOLLARS)

                                                    SHARES
INDUSTRY                                              HELD     COMMON STOCKS                                               VALUE
--------                                          ----------   -------------                                           ------------
AEROSPACE & DEFENSE - 2.8%                            12,300   Honeywell International, Inc.                           $    731,481
                                                      12,200   United Technologies Corp.                                    981,856
                                                                                                                       ------------
                                                                                                                          1,713,337
                                                                                                                       ------------
AIR FREIGHT & LOGISTICS - 0.3%                         2,000   FedEx Corp.                                                  209,500
                                                                                                                       ------------
AUTOMOBILES - 0.8%                                    11,000   Harley-Davidson, Inc.                                        508,310
                                                                                                                       ------------
BEVERAGES - 0.9%                                      10,800   Anheuser-Busch Cos., Inc.                                    539,892
                                                                                                                       ------------
BUILDING PRODUCTS - 0.9%                              24,500   Masco Corp.                                                  567,665
                                                                                                                       ------------
CAPITAL MARKETS - 4.0%                                22,000   The Bank of New York Mellon Corp.                            971,080
                                                       7,000   Legg Mason, Inc.                                             590,030
                                                      14,000   Morgan Stanley                                               882,000
                                                                                                                       ------------
                                                                                                                          2,443,110
                                                                                                                       ------------
CHEMICALS - 1.4%                                      17,700   E.I. du Pont de Nemours & Co.                                877,212
                                                                                                                       ------------
COMMERCIAL BANKS - 0.8%                               14,000   Wells Fargo & Co.                                            498,680
                                                                                                                       ------------
COMMUNICATIONS EQUIPMENT - 2.8%                       33,000   Cisco Systems, Inc. (h)                                    1,092,630
                                                       5,500   Juniper Networks, Inc. (h)                                   201,355
                                                      25,000   Motorola, Inc.                                               463,250
                                                                                                                       ------------
                                                                                                                          1,757,235
                                                                                                                       ------------
COMPUTERS & PERIPHERALS - 4.1%                        20,100   Hewlett-Packard Co.                                        1,000,779
                                                       8,300   International Business Machines Corp.                        977,740
                                                     104,000   Sun Microsystems, Inc. (h)                                   583,440
                                                                                                                       ------------
                                                                                                                          2,561,959
                                                                                                                       ------------
CONSUMER FINANCE - 0.4%                               11,000   Discover Financial Services, Inc.                            228,800
                                                                                                                       ------------
DIVERSIFIED FINANCIAL SERVICES -                      19,100   Citigroup, Inc.                                              891,397
2.7%                                                  17,600   JPMorgan Chase & Co.                                         806,432
                                                                                                                       ------------
                                                                                                                          1,697,829
                                                                                                                       ------------
DIVERSIFIED TELECOMMUNICATION                         16,700   AT&T Inc.                                                    706,577
SERVICES - 2.5%                                       19,600   Verizon Communications, Inc.                                 867,888
                                                                                                                       ------------
                                                                                                                          1,574,465
                                                                                                                       ------------
ELECTRONIC EQUIPMENT &                                 7,000   Tyco Electronics Ltd.                                        248,010
INSTRUMENTS - 0.4%
                                                                                                                       ------------
ENERGY EQUIPMENT & SERVICES -                          5,500   GlobalSantaFe Corp.                                          418,110
3.1%                                                   5,400   Schlumberger Ltd.                                            567,000
                                                      13,700   Weatherford International Ltd. (h)                           920,366
                                                                                                                       ------------
                                                                                                                          1,905,476
                                                                                                                       ------------
FOOD & STAPLES RETAILING - 0.9%                       12,500   Wal-Mart Stores, Inc.                                        545,625
                                                                                                                       ------------
FOOD PRODUCTS - 3.9%                                   8,500   Cadbury Schweppes Plc (a)                                    395,420
                                                       6,500   General Mills, Inc.                                          377,065
                                                       2,000   Nestle SA Registered Shares                                  898,432
                                                      25,000   Unilever NV (a)                                              771,250
                                                                                                                       ------------
                                                                                                                          2,442,167
                                                                                                                       ------------
HEALTH CARE EQUIPMENT &                               19,000   Baxter International, Inc.                                 1,069,320
SUPPLIES - 1.7%
                                                                                                                       ------------
HEALTH CARE PROVIDERS &                                2,500   AmerisourceBergen Corp.                                      113,325
SERVICES - 0.2%                                          358   PharMerica Corp. (h)                                           5,341
                                                                                                                       ------------
                                                                                                                            118,666
                                                                                                                       ------------
HOTELS, RESTAURANTS &                                 19,000   McDonald's Corp.                                           1,034,930
LEISURE - 1.7%
                                                                                                                       ------------
HOUSEHOLD DURABLES - 0.7%                              8,500   Sony Corp. (a)                                               408,510
                                                                                                                       ------------
HOUSEHOLD PRODUCTS - 1.7%                             15,000   Kimberly-Clark Corp.                                       1,053,900
                                                                                                                       ------------
IT SERVICES - 0.8%                                    12,500   Accenture Ltd. Class A                                       503,125
                                                                                                                       ------------
INDUSTRIAL CONGLOMERATES - 4.8%                        7,500   3M Co.                                                       701,850
                                                      27,500   General Electric Co.                                       1,138,500
                                                      18,000   Textron, Inc.                                              1,119,780
                                                                                                                       ------------
                                                                                                                          2,960,130
                                                                                                                       ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BALANCED CAPITAL V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)   (IN U.S. DOLLARS)

                                                    SHARES
INDUSTRY                                              HELD     COMMON STOCKS                                               VALUE
--------                                          ----------   -------------                                           ------------
INSURANCE - 5.7%                                      15,500   ACE Ltd.                                                $    938,835
                                                      15,200   American International Group, Inc.                         1,028,280
                                                       9,500   Prudential Financial, Inc.                                   927,010
                                                       9,500   RenaissanceRe Holdings Ltd.                                  621,395
                                                                                                                       ------------
                                                                                                                          3,515,520
                                                                                                                       ------------
INTERNET SOFTWARE & SERVICES - 0.9%                   20,600   Yahoo! Inc. (h)                                              552,904
                                                                                                                       ------------
MACHINERY - 1.1%                                      13,300   Dover Corp.                                                  677,635
                                                                                                                       ------------
MEDIA - 2.4%                                          20,000   CBS Corp. Class B                                            630,000
                                                      25,000   Comcast Corp. Special Class A (h)                            599,000
                                                       7,000   Walt Disney Co.                                              240,730
                                                                                                                       ------------
                                                                                                                          1,469,730
                                                                                                                       ------------
METALS & MINING - 0.8%                                12,500   Alcoa, Inc.                                                  489,000
                                                                                                                       ------------
OIL, GAS & CONSUMABLE FUELS -                         10,800   Devon Energy Corp.                                           898,560
4.6%                                                   5,500   EnCana Corp.                                                 340,175
                                                       5,500   Exxon Mobil Corp.                                            509,080
                                                      16,000   Murphy Oil Corp.                                           1,118,240
                                                                                                                       ------------
                                                                                                                          2,866,055
                                                                                                                       ------------
PAPER & FOREST PRODUCTS - 0.8%                         5,500   International Paper Co.                                      197,285
                                                      11,000   MeadWestvaco Corp.                                           324,830
                                                                                                                       ------------
                                                                                                                            522,115
                                                                                                                       ------------
PHARMACEUTICALS - 4.3%                                25,000   Bristol-Myers Squibb Co.                                     720,500
                                                       3,000   GlaxoSmithKline Plc (a)                                      159,600
                                                      10,000   Pfizer, Inc.                                                 244,300
                                                      19,500   Schering-Plough Corp.                                        616,785
                                                      20,100   Wyeth                                                        895,455
                                                                                                                       ------------
                                                                                                                          2,636,640
                                                                                                                       ------------
SEMICONDUCTORS & SEMICONDUCTOR                        14,000   Applied Materials, Inc.                                      289,800
EQUIPMENT - 2.8%                                      11,000   Intersil Corp. Class A                                       367,730
                                                      40,000   Micron Technology, Inc. (h)                                  444,000
                                                      18,000   Texas Instruments, Inc.                                      658,620
                                                                                                                       ------------
                                                                                                                          1,760,150
                                                                                                                       ------------
SOFTWARE - 2.0%                                       10,000   Electronic Arts, Inc. (h)                                    559,900
                                                      22,000   Microsoft Corp.                                              648,120
                                                                                                                       ------------
                                                                                                                          1,208,020
                                                                                                                       ------------
SPECIALTY RETAIL - 1.4%                               12,500   Home Depot, Inc.                                             405,500
                                                      20,000   Limited Brands, Inc.                                         457,800
                                                                                                                       ------------
                                                                                                                            863,300
                                                                                                                       ------------
THRIFTS & MORTGAGE FINANCE - 0.5%                      5,500   Fannie Mae                                                   334,455
                                                                                                                       ------------
                                                               TOTAL COMMON STOCKS
                                                               (COST - $33,367,074) - 71.6%                              44,363,377
                                                                                                                       ------------
                                                               PREFERRED SECURITIES

                                                     FACE
                                                    AMOUNT     CAPITAL TRUSTS
                                                  ----------   --------------
CAPITAL MARKETS - 0.1%                      USD       10,000   Lehman Brothers Holdings Capital Trust V, 5.857%
                                                                  (c)(g)                                                      9,527
                                                      25,000   Mellon Capital IV Series 1, 6.244% (c)(g)                     24,724
                                                                                                                       ------------
                                                                                                                             34,251
                                                                                                                       ------------
COMMERCIAL BANKS - 0.1%                               30,000   BAC Capital Trust VI, 5.625% due 3/08/2035                    26,799
                                                      25,000   USB Capital IX, 6.189% (c)(g)                                 25,017
                                                      25,000   Wachovia Capital Trust III, 5.80% (c)(g)                      24,832
                                                                                                                       ------------
                                                                                                                             76,648
                                                                                                                       ------------
                                                               TOTAL CAPITAL TRUSTS  (COST - $114,535) - 0.2%               110,899
                                                                                                                       ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BALANCED CAPITAL V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)   (IN U.S. DOLLARS)

                                                    SHARES
INDUSTRY                                              HELD     PREFERRED STOCKS                                            VALUE
--------                                          ----------   ----------------                                        ------------
THRIFTS & MORTGAGE FINANCE - 0.2%                      1,900   Fannie Mae Series O, 7%                                 $     99,038
                                                                                                                       ------------
                                                               TOTAL PREFERRED STOCKS  (COST - $105,688) - 0.2%              99,038
                                                                                                                       ------------

                                                     FACE
                                                    AMOUNT     TRUST PREFERREDS
                                                  ----------   ----------------
COMMERCIAL BANKS - 0.0%                     USD       25,000   SunTrust Capital VIII, 6.10% due 12/15/2036 (c)               22,679
                                                                                                                       ------------
                                                               TOTAL TRUST PREFERREDS  (COST - $24,596) - 0.0%               22,679
                                                                                                                       ------------
                                                               TOTAL PREFERRED SECURITIES  (COST - $244,819) - 0.4%         232,616
                                                                                                                       ------------
                                                               FIXED INCOME SECURITIES
                                                               CORPORATE BONDS
AEROSPACE & DEFENSE - 0.0%                            30,000   Honeywell International, Inc., 5.70% due 3/15/2036            28,311
                                                       2,000   L-3 Communications Corp. Series B, 6.375% due
                                                               10/15/2015                                                     1,965
                                                                                                                       ------------
                                                                                                                             30,276
                                                                                                                       ------------
AIRLINES - 0.0%                                       19,200   American Airlines, Inc. Series 2003-1, 3.857% due
                                                               1/09/2012 (i)                                                 18,456

BUILDING PRODUCTS - 0.0%                              15,000   Momentive Performance Materials, Inc., 10.125% due
                                                               12/01/2014 (b)(d)                                             14,775

CAPITAL MARKETS - 1.1%                                70,000   The Bear Stearns Cos., Inc., 6.95% due 8/10/2012              72,983
                                                      25,000   The Bear Stearns Cos., Inc., 6.40% due 10/02/2017             24,889
                                                      80,000   Credit Suisse Guernsey Ltd., 5.86% (c)(g)                     75,671
                                                      35,000   Goldman Sachs Capital II, 5.793% (c)(g)                       33,119
                                                     130,000   The Goldman Sachs Group, Inc., 5.25% due 10/15/2013          127,005
                                                      75,000   Lehman Brothers Holdings, Inc., 6% due 7/19/2012              76,163
                                                      40,000   Lehman Brothers Holdings, Inc. Series I, 5.25% due
                                                               2/06/2012                                                     39,172
                                                      25,000   Lehman Brothers Holdings, Inc. Series MTN, 7% due
                                                               9/27/2027                                                     25,597
                                                     105,000   Morgan Stanley, 6.25% due 8/28/2017                          107,226
                                                      80,000   Morgan Stanley Series F, 5.55% due 4/27/2017                  77,618
                                                                                                                       ------------
                                                                                                                            659,443
                                                                                                                       ------------
COMMERCIAL BANKS - 0.5%                               55,000   Barclays Bank Plc, 8.55% (b)(c)(g)                            59,470
                                                      50,000   Corporacion Andina de Fomento, 6.875%
                                                               due 3/15/2012                                                 52,968
                                                     125,000   JPMorgan Chase Capital XXV, 6.80% due 10/01/2037             125,190
                                                      50,000   Royal Bank of Scotland Group Plc, 6.99% (b)(c)(g)             50,000
                                                                                                                       ------------
                                                                                                                            287,628
                                                                                                                       ------------
CONSUMER FINANCE - 0.4%                              165,000   HSBC Finance Corp., 6.50% due 11/15/2008                     167,250
                                                      30,000   MBNA Corp., 4.625% due 9/15/2008                              29,855
                                                      25,000   SLM Corp., 5.125% due 8/27/2012                               22,632
                                                                                                                       ------------
                                                                                                                            219,737
                                                                                                                       ------------
DIVERSIFIED FINANCIAL SERVICES - 0.9%                 65,000   Bank of America Corp., 4.875% due 9/15/2012                   63,612
                                                      25,000   Bank of America Corp., 6% due 9/01/2017                       25,580
                                                      90,000   Citigroup, Inc., 5.625% due 8/27/2012                         91,055
                                                      65,000   Citigroup, Inc., 5.50% due 2/15/2017                          63,838
                                                      15,000   Citigroup, Inc., 5.875% due 5/29/2037                         14,459
                                                     205,000   General Electric Capital Corp., 5% due 11/15/2011            204,074
                                                      70,000   General Electric Capital Corp., 6.15% due 8/07/2037           71,838
                                                                                                                       ------------
                                                                                                                            534,456
                                                                                                                       ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -              75,000   AT&T, Inc., 6.50% due 9/01/2037                               77,332
0.2%
SERVICES - 0.2%                                       50,000   GTE Corp., 6.84% due 4/15/2018                                53,327

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BALANCED CAPITAL V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)   (IN U.S. DOLLARS)

                                                     FACE
INDUSTRY                                            AMOUNT     CORPORATE BONDS                                             VALUE
--------                                          ----------   ---------------                                         ------------
                                            USD       10,000   Qwest Communications International, Inc., 7.50% due
                                                               2/15/2014                                               $     10,125
                                                      10,000   Telecom Italia Capital SA, 6% due 9/30/2034                    9,298
                                                                                                                       ------------
                                                                                                                            150,082
                                                                                                                       ------------
ELECTRIC UTILITIES - 0.2%                             15,000   Jersey Central Power & Light Co., 6.40% due 5/15/2036         14,925
                                                      40,000   Public Service Co. of New Mexico, 4.40%
                                                               due 9/15/2008                                                 39,620
                                                      40,000   Sierra Pacific Power Co., 6% due 5/15/2016                    39,133
                                                      36,000   Southern California Edison Co., 5.625% due 2/01/2036          33,622
                                                                                                                       ------------
                                                                                                                            127,300
                                                                                                                       ------------
FOOD PRODUCTS - 0.1%                                  35,000   Kraft Foods, Inc., 6.50% due 8/11/2017                        36,153
                                                                                                                       ------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.0%               25,000   The Cooper Cos., Inc., 7.125% due 2/15/2015                   24,625
                                                                                                                       ------------
HEALTH CARE PROVIDERS & SERVICES - 0.0%               25,000   UnitedHealth Group, Inc., 5.80% due 3/15/2036                 23,230
                                                                                                                       ------------
INDUSTRIAL CONGLOMERATES - 0.1%                       40,000   Hutchison Whampoa International (03/33) Ltd., 7.45%
                                                               due 11/24/2033 (b)                                            44,973
                                                                                                                       ------------
INSURANCE - 0.3%                                      25,000   Chubb Corp., 6.375% due 3/29/2067 (c)                         24,853
                                                      25,000   Lincoln National Corp., 7% due 5/17/2066 (c)                  25,764
                                                      45,000   Metlife, Inc., 6.40% due 12/15/2066                           42,788
                                                      35,000   Progressive Corp., 6.70% due 6/15/2037 (c)                    33,956
                                                      25,000   The Travelers Cos., Inc., 6.25% due 3/15/2067 (c)             24,171
                                                                                                                       ------------
                                                                                                                            151,532
                                                                                                                       ------------
MEDIA - 0.8%                                           5,000   CSC Holdings, Inc. Series B, 8.125% due 7/15/2009              5,087
                                                      30,000   Cablevision Systems Corp. Series B, 9.644% due
                                                               4/01/2009 (c)                                                 30,900
                                                      50,000   Comcast Corp., 5.85% due 1/15/2010                            50,796
                                                      50,000   Comcast Corp., 6.50% due 1/15/2017                            51,578
                                                      30,000   Comcast Corp., 6.45% due 3/15/2037                            29,617
                                                      30,000   Comcast Corp., 6.95% due 8/15/2037                            31,488
                                                      30,000   Cox Communications, Inc., 7.125% due 10/01/2012               31,795
                                                      15,000   Idearc, Inc., 8% due 11/15/2016                               14,963
                                                      40,000   News America, Inc., 6.40% due 12/15/2035                      38,630
                                                      85,000   News America, Inc., 6.75% due 1/09/2038                       88,998
                                                      50,000   Time Warner Cable, Inc., 5.85% due 5/01/2017 (b)              48,610
                                                      85,000   Time Warner Cos., Inc., 9.125% due 1/15/2013                  97,445
                                                                                                                       ------------
                                                                                                                            519,907
                                                                                                                       ------------
METALS & MINING - 0.1%                                15,000   Freeport-McMoRan Copper & Gold, Inc., 8.25% due
                                                               4/01/2015                                                     16,200
                                                      30,000   Freeport-McMoRan Copper & Gold, Inc., 8.375% due
                                                               4/01/2017                                                     32,775
                                                                                                                       ------------
                                                                                                                             48,975
                                                                                                                       ------------
MULTI-UTILITIES - 0.1%                                30,000   CMS Energy Corp., 6.55% due 7/17/2017                         29,094
                                                      20,000   Xcel Energy, Inc., 6.50% due 7/01/2036                        19,899
                                                                                                                       ------------
                                                                                                                             48,993
                                                                                                                       ------------
OFFICE ELECTRONICS - 0.1%                             40,000   Xerox Corp., 6.40% due 3/15/2016                              40,495
OIL, GAS & CONSUMABLE FUELS - 0.6%                    65,000   Anadarko Petroleum Corp., 6.45% due 9/15/2036                 63,992
                                                      25,000   Colonial Pipeline Co., 7.63% due 4/15/2032 (b)                28,993
                                                      25,000   Midamerican Energy Holdings Co., 5.95%
                                                               due 5/15/2037                                                 23,613
                                                      60,000   Motiva Enterprises LLC, 5.20% due 9/15/2012 (b)               60,185
                                                      45,000   Northwest Pipeline Corp., 7% due 6/15/2016                    46,744

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BALANCED CAPITAL V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)   (IN U.S. DOLLARS)

                                                     FACE
INDUSTRY                                            AMOUNT     CORPORATE BONDS                                            VALUE
--------                                          ----------   ---------------                                         ------------
                                            USD      150,000   Pemex Project Funding Master Trust, 6.994% due
                                                               6/15/2010 (b)(c)                                        $    152,625
                                                      10,000   Sabine Pass LNG LP, 7.50% due 11/30/2016                       9,850
                                                       5,000   Tennessee Gas Pipeline Co., 7% due 10/15/2028                  5,089
                                                                                                                       ------------
                                                                                                                            391,091
                                                                                                                       ------------
PHARMACEUTICALS - 0.1%                                 5,000   Eli Lilly & Co., 7.125% due 6/01/2025                          5,625
                                                      40,000   Wyeth, 6% due 2/15/2036                                       38,470
                                                                                                                       ------------
                                                                                                                             44,095
                                                                                                                       ------------
REAL ESTATE INVESTMENT TRUSTS (REITS) -               20,000   Developers Diversified Realty Corp., 6.625% due
0.0%                                                           1/15/2008                                                     20,055
                                                                                                                       ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT               5,000   Freescale Semiconductor, Inc., 9.569% due
- 0.0%                                                         12/15/2014 (c)                                                 4,713
                                                                                                                       ------------
                                                               TOTAL CORPORATE BONDS  (COST - $3,460,350) - 5.6%          3,440,990
                                                                                                                       ------------
                                                               FOREIGN GOVERNMENT OBLIGATIONS
                                            USD       43,750   Argentina Bonos, 5.374% due 8/03/2012 (c)(i)                  39,331
                                            EUR      100,000   France Government Bond OAT, 3.75% due 4/25/2017              135,292
                                            USD       15,000   Mexico Government International Bond, 6.375% due
                                                               1/16/2013                                                     15,773
                                                      25,000   Mexico Government International Bond, 5.875% due
                                                               1/15/2014                                                     25,738
                                                                                                                       ------------
                                                               TOTAL FOREIGN GOVERNMENT OBLIGATIONS
                                                               (COST - $209,845) - 0.3%                                     216,134
                                                                                                                       ------------
                                                               ASSET-BACKED SECURITIES**
                                                     100,000   ACE Securities Corp. Series 2005-ASP1 Class M1,
                                                               5.553% due 9/25/2035 (c)                                      77,573
                                                     100,000   Ameriquest Mortgage Securities, Inc.
                                                               Series 2003-7 Class M1, 5.723% due 8/25/2033 (c)              95,764
                                                     200,000   Capital Auto Receivables Asset Trust
                                                               Series 2006-1 Class A4, 5.04% due 5/17/2010                  199,706
                                                     240,000   Citibank Credit Card Issuance Trust Series 2003-A11
                                                               Class A11, 5.41% due 10/15/2009 (c)                          240,005
                                                      18,284   Countrywide Asset Backed Certificates
                                                               Series 2004-5 Class A, 5.323% due 10/25/2034 (c)              17,225
                                                      50,000   Countrywide Asset Backed Certificates
                                                               Series 2004-13 Class AF4, 4.583% due 1/25/2033 (c)            48,972
                                                      50,000   Countrywide Asset Backed Certificates
                                                               Series 2004-13 Class MF1, 5.071% due 12/25/2034 (c)           48,655
                                                     179,365   Countrywide Asset Backed Certificates
                                                               Series 2007-5 Class 2A1, 5.42% due 9/25/2037 (c)             178,117
                                                       8,357   Home Equity Asset Trust Series 2005-3
                                                               Class 1A2, 5.123% due 8/25/2035 (c)                            8,344
                                                      31,974   Irwin Home Equity Series 2005-C Class 1A1, 5.133%
                                                               due 4/25/2030 (c)                                             31,620
                                                      21,943   Morgan Stanley ABS Capital I Series 2005-HE1 Class
                                                               A2MZ, 5.173% due 12/25/2034 (c)                               21,226
                                                       3,740   Morgan Stanley ABS Capital I Series 2005-NC2 Class
                                                               A1MZ, 5.123% due 3/25/2035 (c)                                 3,735
                                                       4,090   Morgan Stanley ABS Capital I Series 2005-NC2 Class
                                                               A2MZ, 5.123% due 3/25/2035 (c)                                 4,084
                                                     172,566   Morgan Stanley Home Equity Loans
                                                               Series 2007-2 Class A1, 5.42% due 4/25/2037 (c)              171,298

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BALANCED CAPITAL V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)   (IN U.S. DOLLARS)

                                                     FACE
                                                    AMOUNT     ASSET-BACKED SECURITIES**                                  VALUE
                                                  ----------   -------------------------                               ------------
                                            USD       31,055   New Century Home Equity Loan Trust                      $     30,193
                                                               Series 2005-2 Class A2MZ, 5.133% due 6/25/2035 (c)
                                                       8,677   Park Place Securities, Inc. Series 2005-WCH1 Class
                                                               A1B, 5.173% due 1/25/2035 (c)                                  8,328
                                                       8,758   Park Place Securities, Inc. Series 2005-WCH1 Class
                                                               A3D, 5.213% due 1/25/2035 (c)                                  8,379
                                                      30,000   Popular ABS Mortgage Pass-Through Trust Series 2005-1
                                                               Class M2, 5.507% due 5/25/2035                                26,449
                                                      37,228   Residential Asset Mortgage Products, Inc.
                                                               Series 2005-RS3 Class AI2, 5.043% due 3/25/2035 (c)           37,139
                                                      87,683   Residential Asset Mortgage Products, Inc.
                                                               Series 2007-RZ1 Class A1, 5.39% due 2/25/2037 (c)             87,121
                                                     150,000   Structured Asset Investment Loan Trust
                                                               Series 2003-BC6 Class M1, 5.623% due 7/25/2033 (c)           141,000
                                                     150,000   Structured Asset Investment Loan Trust
                                                               Series 2003-BC7 Class M1, 5.623% due 7/25/2033 (c)           141,000
                                                     100,000   Structured Asset Investment Loan Trust
                                                               Series 2004-8 Class M4, 5.873% due 9/25/2034 (c)              78,000
                                                      39,668   Structured Asset Securities Corp. Series 2004-23XS
                                                               Class 2A1, 5.413% due 1/25/2035 (c)                           39,306
                                                     150,000   USAA Auto Owner Trust Series 2005-3
                                                               Class A4, 4.63% due 5/15/2012                                148,915
                                                      87,594   Wachovia Auto Owner Trust Series 2005-B
                                                               Class A3, 4.79% due 4/20/2010                                 87,404
                                                     275,000   World Omni Auto Receivables Trust
                                                               Series 2006-B Class A3, 5.15% due 11/15/2010                 274,991
                                                                                                                       ------------
                                                               TOTAL ASSET-BACKED SECURITIES
                                                               (COST - $2,335,389) - 3.6%                                 2,254,549
                                                                                                                       ------------
                                                               NON-GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES**
COLLATERALIZED MORTGAGE OBLIGATIONS - 3.5%           472,166   Bear Stearns Adjustable Rate Mortgage Trust Series
                                                               2005-4 Class 3A1, 5.372% due 8/25/2035 (c)                   471,579
                                                      99,595   Citicorp Mortgage Securities, Inc. Series 2007-7
                                                               Class 1A1, 6% due 8/25/2037                                   98,955
                                                     100,000   Citimortgage Alternative Loan Trust
                                                               Series 2007-A1, 6% due 11/30/2037                             98,328
                                                      83,114   First Horizon Asset Securities, Inc. Series 2005-AR3
                                                               Class 3A1, 5.504% due 8/25/2035 (c)                           83,222
                                                      25,379   Impac Secured Assets CMN Owner Trust Series 2004-3
                                                               Class 1A4, 5.273% due 11/25/2034 (c)                          25,400
                                                     142,120   Structured Adjustable Rate Mortgage Loan Trust Series
                                                               2007-3 Class 2A1, 5.741% due 4/25/2037 (c)                   144,079
                                                      21,963   Structured Asset Securities Corp. Series 2005-GEL2
                                                               Class A, 5.153% due 4/25/2035 (c)                             21,150
                                                      56,717   Structured Asset Securities Corp. Series 2005-OPT1
                                                               Class A4M, 5.223% due 11/25/2035 (c)                          54,142
                                                     443,059   WaMu Mortgage Pass-Through Certificates Series
                                                               2007-HY3 Class 1A1, 5.672% due 3/25/2037 (c)                 442,172
                                                     184,796   WaMu Mortgage Pass-Through Certificates Series
                                                               2007-HY3 Class 4A1, 5.349% due 3/25/2037 (c)                 183,487

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BALANCED CAPITAL V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)   (IN U.S. DOLLARS)

                                                     FACE      NON-GOVERNMENT AGENCY MORTGAGE-BACKED
                                                    AMOUNT     SECURITIES**                                                VALUE
                                                  ----------   -------------------------------------                   ------------
                                            USD      192,148   Washington Mutual Alternative Mortgage Pass-Through
                                                               Series 2007-OC1 Class A, 5.56% due 1/25/2047 (c)        $    187,461
                                                     254,366   Wells Fargo Mortgage Backed Securities Trust Series
                                                               2005-AR15 Class 2A1, 5.105% due 9/25/2035 (c)                250,301
                                                      98,844   Wells Fargo Mortgage Backed Securities Trust Series
                                                               2007-11 Class A96, 6% due 8/25/2037                           98,952
                                                                                                                       ------------
                                                                                                                          2,159,228
                                                                                                                       ------------
COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.6%         250,000   Banc of America Commercial Mortgage, Inc.
                                                               Series 2006-2 Class A4, 5.741% due 5/10/2045 (c)             254,805
                                                     148,864   Capco America Securitization Corp.
                                                               Series 1998-D7 Class A1B, 6.26% due 10/15/2030               149,942
                                                     120,000   First Union-Lehman Brothers-Bank of America Series
                                                               1998-C2 Class B, 6.64% due 11/18/2035                        122,434
                                                     170,000   GE Capital Commercial Mortgage Corp.
                                                               Series 2001-2 Class A4, 6.29% due 8/11/2033                  176,651
                                                     400,000   GMAC Commercial Mortgage Securities, Inc.
                                                               Series 2004-C3 Class AAB, 4.702% due 12/10/2041              389,245
                                                     150,000   GS Mortgage Securities Corp. II Series 2006-GG6 Class
                                                               A2, 5.506% due 4/10/2038 (c)                                 151,639
                                                     170,000   Greenwich Capital Commercial Funding Corp. Series
                                                               2004-GG1 Class A4, 4.755% due 6/10/2036                      169,111
                                                     150,000   Greenwich Capital Commercial Funding Corp. Series
                                                               2006-GG7 Class A4, 6.111% due 7/10/2038 (c)                  154,649
                                                     250,000   JPMorgan Chase Commercial Mortgage Securities Corp.
                                                               Series 2006-CB15 Class A4, 5.814% due 6/12/2043 (c)          254,824
                                                     250,000   JPMorgan Chase Commercial Mortgage Securities Corp.
                                                               Series 2006-LDP7 Class A4, 6.066% due 4/15/2045 (c)          257,056
                                                      50,000   JPMorgan Chase Commercial Mortgage Securities Corp.
                                                               Series 2007-LD1 Class A2, 5.804% due 6/15/2049 (c)            50,977
                                                      35,000   JPMorgan Chase Commercial Mortgage Securities Corp.
                                                               Series 2007-LD12 Class A2, 5.827% due 8/15/2012               35,607
                                                     167,692   LB Commercial Conduit Mortgage Trust
                                                               Series 1999-C1 Class A2, 6.78% due 6/15/2031                 170,877
                                                     150,000   LB-UBS Commercial Mortgage Trust
                                                               Series 2005-C3 Class A5, 4.739% due 7/15/2030                143,144
                                                     100,000   LB-UBS Commercial Mortgage Trust
                                                               Series 2007-C2 Class A3, 5.43% due 2/15/2040                  98,669
                                                     125,000   LB-UBS Commercial Mortgage Trust
                                                               Series 2007-C6 Class A4, 5.858% due 7/15/2040 (c)            127,107
                                                      25,000   Morgan Stanley Capital I Series 2007-HQ12
                                                               Class A2, 5.812% due 6/12/2012 (c)                            25,324
                                                     140,000   Mortgage Capital Funding, Inc. Series 1998-MC1
                                                               Class E, 7.06% due 3/18/2030 (c)                             140,203
                                                                                                                       ------------
                                                                                                                          2,872,264
                                                                                                                       ------------
                                                               TOTAL NON-GOVERNMENT AGENCY MORTGAGE-BACKED
                                                               SECURITIES (COST - $5,013,160) - 8.1%                      5,031,492
                                                                                                                       ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BALANCED CAPITAL V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)   (IN U.S. DOLLARS)

                                                     FACE      U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
                                                    AMOUNT     SECURITIES**                                               VALUE
                                                  ----------   -------------------------------------                   ------------
                                                               Fannie Mae Guaranteed Pass-Through Certificates:
                                            USD       91,234      4.00% due 12/01/2020                                 $     85,747
                                                     976,413      4.50% due 9/01/2020 - 10/15/2022 (j)                      940,179
                                                     731,416      5.00% due 9/01/2020 - 10/15/2037 (j)                      717,070
                                                   2,909,338      5.50% due 10/01/2020 - 10/15/2037 (j)                   2,874,939
                                                   4,239,458      6.00% due 6/01/2020 - 10/15/2037 (j)                    4,249,440
                                                     484,680      6.50% due 7/01/2032 - 10/15/2037 (j)                      494,049
                                                               Freddie Mac Mortgage Participation Certificates:
                                                     551,344      5.00%  due 11/01/2035 - 6/01/2036                         526,791
                                                     581,405      5.50%  due 9/01/2019 - 10/15/2037 (j)                     570,785
                                                     122,407      5.75%  due 4/01/2037 (c)                                  123,341
                                                     145,984      5.869% due 5/01/2037 (c)                                  147,122
                                                   2,232,815      6.00%  due 6/01/2035 - 11/15/2037 (j)                   2,235,118
                                                      38,919      7.00%  due 12/01/2031 - 7/01/2032                          40,460
                                                               Ginnie Mae MBS Certificates:
                                                   2,000,000      5.50% due 10/21/2037 (j)                                1,969,375
                                                     300,000      6.00% due 10/15/2037 - 10/21/2037 (j)                     301,500
                                                     500,000      6.50% due 10/15/2037 - 10/18/2037 (j)                     510,626
                                                                                                                       ------------
                                                               TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
                                                               SECURITIES (COST - $15,823,529) - 25.5%                   15,786,542
                                                                                                                       ------------
                                                               U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES**-
                                                               COLLATERALIZED MORTGAGE OBLIGATIONS
                                                     253,735   Fannie Mae Trust Series 378 Class 4, 5% due
                                                               7/01/2036 (l)                                                 62,998
                                                     140,000   Fannie Mae Trust Series 2003-87 Class TJ, 4.50% due
                                                               9/25/2018                                                    132,765
                                                     242,506   Fannie Mae Trust Series 2005-69 Class LE, 5.50% due
                                                               11/25/2033                                                   243,025
                                                     144,511   Fannie Mae Trust Series 2006-9 Class DA, 5.50% due
                                                               7/25/2025                                                    145,046
                                                      69,658   Freddie Mac Multiclass Certificates Series 3068
                                                               Class VA, 5.50% due 10/15/2016                                69,870
                                                     203,222   Freddie Mac Multiclass Certificates Series 3087
                                                               Class VA, 5.50% due 3/15/2015                                204,378
                                                                                                                       ------------
                                                               TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
                                                               SECURITIES COLLATERALIZED MORTGAGE OBLIGATIONS
                                                               MUNICIPAL BONDS  (COST - $848,746) - 1.4%                    858,082
                                                                                                                       ------------
                                                               U.S. GOVERNMENT  & AGENCY OBLIGATIONS
                                                     168,930   U.S. Treasury Inflation Indexed Bonds, 3.875% due
                                                               1/15/2009                                                    172,388
                                                     329,131   U.S. Treasury Inflation Indexed Bonds, 3.50% due
                                                               1/15/2011 (e)                                                343,505
                                                     327,273   U.S. Treasury Inflation Indexed Bonds, 1.625% due
                                                               1/15/2015                                                    313,210
                                                     299,547   U.S. Treasury Inflation Indexed Bonds, 2.375% due
                                                               1/15/2027                                                    303,432
                                                      60,000   U.S. Treasury Notes, 4.75% due 2/15/2037                      59,170
                                                                                                                       ------------
                                                               TOTAL U.S. GOVERNMENT  & AGENCY OBLIGATIONS
                                                               (COST - $1,145,371) - 1.9%                                 1,191,705
                                                                                                                       ------------
                                                               TOTAL FIXED INCOME SECURITIES
                                                               (COST - $28,836,390) - 46.4%                              28,779,494
                                                                                                                       ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BALANCED CAPITAL V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)   (IN U.S. DOLLARS)

                                                  BENEFICIAL
                                                   INTEREST    SHORT-TERM  SECURITIES                                     VALUE
                                                  ----------   ----------------------                                  ------------
                                            USD    1,151,970   BlackRock Liquidity Series, LLC
                                                               Cash Sweep Series, 5.22% (f)(k)                         $  1,151,970
                                                                                                                       ------------
                                                               TOTAL SHORT-TERM SECURITIES
                                                               (COST - $1,151,970) - 1.9%                                 1,151,970
                                                                                                                       ------------

                                                   NUMBER OF
                                                  CONTRACTS+   OPTIONS PURCHASED
                                                  ----------   -----------------
CALL OPTIONS PURCHASED                                     1   Receive a fixed rate of 5.86% and pay a floating rate
                                                               based on 3-month LIBOR, expiring August 2011, broker
                                                               JPMorgan Chase (m)                                            20,140
                                                           1   Receive a fixed rate of 5.78% and pay a floating rate
                                                               based on 3-month LIBOR, expiring August 2010, broker
                                                               Deutsche Bank AG (m)                                          20,035
                                                                                                                       ------------
                                                                                                                             40,175
                                                                                                                       ------------
PUT OPTIONS PURCHASED                                      1   Pay a fixed rate of 5.86% and receive a floating rate
                                                               based 3-month LIBOR, expiring August 2011, Broker
                                                               JPMorgan Chase (m)                                            14,954

                                                           1   Pay a fixed rate of 5.78% and received a floating
                                                               rate based 3-month LIBOR, expiring August 2010,
                                                               broker Deutsche Bank AG (m)                                   29,424
                                                                                                                       ------------
                                                                                                                             44,378
                                                                                                                       ------------
                                                               TOTAL OPTIONS PURCHASED
                                                               (PREMIUMS PAID - $80,150) - 0.2%                              84,553
                                                                                                                       ------------
                                                               TOTAL INVESTMENTS BEFORE TBA SALE
                                                               COMMITMENTS (COST - $63,680,403) - 120.5%                 74,612,010
                                                                                                                       ------------

                                                     FACE
                                                    AMOUNT     TBA SALE COMMITMENTS
                                                  ----------   -----------------
                                                               Fannie Mae Guaranteed Pass-Through Certificates:
                                            USD    2,500,000      5.50% due 10/01/2020 - 10/15/2037                      (2,474,307)
                                                   1,300,000      6.00% due 6/01/2020 - 10/15/2037                       (1,305,600)
                                                     300,000      6.50% due 7/01/2032 - 10/15/2037                         (305,517)
                                                     500,000      Freddie Mac Mortgage Participation Certificates,
                                                                  5.50% due 9/01/2019 - 10/15/2037                         (489,612)
                                                   2,000,000      Ginnie Mae MBS Certificates, 5.50% due 10/21/2037      (1,982,500)
                                                                                                                       ------------
                                                               TOTAL TBA SALE COMMITMENTS
                                                               (PREMIUMS RECEIVED - $6,510,236) - (10.6%)                (6,557,536)
                                                                                                                       ------------
                                                               TOTAL INVESTMENTS, NET OF TBA SALE COMMITMENTS
                                                               (COST - $57,170,167*) - 109.9%                            68,054,474
                                                               LIABILITIES IN EXCESS OF OTHER ASSETS - (9.9%)            (6,124,654)
                                                                                                                       ------------
                                                               NET ASSETS - 100.0%                                     $ 61,929,820
                                                                                                                       ============

* The cost and unrealized appreciation (depreciation) of investments, net of TBA sale commitments, as of September 30, 2007, as computed for federal income tax purposes, were as follows:

     Aggregate cost                  $57,720,664
                                     ===========
     Gross unrealized appreciation   $11,829,883
     Gross unrealized depreciation    (1,496,073)
                                     -----------
     Net unrealized appreciation     $10,333,810
                                     ===========

** Asset-Backed and Mortgage-Backed Obligations are subject to principal paydowns as a result of prepayments or refinancings of the underlying instruments. As a result, the average life may be substantially less than the original maturity.

+    One contract represents a notional amount of $1,000,000.

(a)  Depositary receipts.

(b) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(c)  Floating rate security.

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BALANCED CAPITAL V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)   (IN U.S. DOLLARS)

     (d) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.

     (e) All or a portion of security held as collateral in connection with open financial futures contracts.

     (f) Investments in companies considered to be an affiliate of the Fund, for purposes of

          Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                        NET       INTEREST
AFFILIATE                                             ACTIVITY     INCOME
---------                                           -----------   --------
BlackRock Liquidity Series, LLC Cash Sweep Series   $(1,145,310)   $36,584

     (g)  The security is a perpetual bond and has no stated maturity date.

     (h)  Non-income producing security.

     (i)  Subject to principal paydowns.

     (j) Represents or includes a "to-be-announced" transaction. The Fund has committed to purchasing securities for which all specific information is not available at this time.

     (k)  Represents the current yield as of September 30, 2007.

     (l) Represents the interest only portion of a mortgage-backed security and has either a nominal or a notional amount of principal.

     (m) This European style swaption, which can be exercised only on the expiration date, represents a standby commitment whereby the writer of the option is obligated to enter into a predetermined interest rate swap contract upon exercise of swaption.

     - For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

     - Financial futures contracts purchased as of September 30, 2007 were as follows:

                                                                UNREALIZED
NUMBER OF                          EXPIRATION       FACE       APPRECIATION
CONTRACTS          ISSUE              DATE         VALUE      (DEPRECIATION)
---------   ------------------   -------------   ----------   --------------
    2        EuroBond Futures    December 2007   $  323,458      $(2,108)
    2        Euro Bob Futures    December 2007   $  307,134          (43)
    8       EuroDollar Futures   December 2008   $1,898,813       14,887
                                                                 -------
TOTAL UNREALIZED APPRECIATION - NET                              $12,736
                                                                 =======

     - Financial futures contracts sold as of September 30, 2007 were as follows:

NUMBER OF                                  EXPIRATION       FACE       UNREALIZED
CONTRACTS              ISSUE                  DATE         VALUE      DEPRECIATION
---------   --------------------------   -------------   ----------   ------------
    3        2-Year U.S. Treasury Bond   December 2007   $  619,675     $(1,466)
   13        5-Year U.S. Treasury Bond   December 2007   $1,390,816        (590)
    7       10-Year U.S. Treasury Bond   December 2007   $  763,875      (1,093)
    2       30-Year U.S. Treasury Bond   December 2007   $  222,421        (267)
                                                                        -------
TOTAL UNREALIZED DEPRECIATION                                           $(3,416)
                                                                        =======

     - Forward foreign exchange contracts purchased as of September 30, 2007 were as follows:

FOREIGN CURRENCY    SETTLEMENT                               UNREALIZED
PURCHASED              DATE                                 APPRECIATION
----------------   ------------                             ------------
JPY 70,028,104     October 2007                                $20,566
                                                               -------
TOTAL UNREALIZED APPRECIATION ON FORWARD FOREIGN EXCHANGE
CONTRACTS PURCHASED (USD COMMITMENT - $590,396)                $20,566
                                                               =======

     - Forward foreign exchange contracts sold as of September 30, 2007 were as follows:

                                                              UNREALIZED
FOREIGN CURRENCY    SETTLEMENT                               APPRECIATION
SOLD                   DATE                                 (DEPRECIATION)
----------------   ------------                             --------------
EUR 84,000         October 2007                                $(3,780)
JPY 25,665,000     October 2007                                    273
                                                               -------
TOTAL UNREALIZED DEPRECIATION ON FORWARD FOREIGN EXCHANGE
CONTRACTS SOLD (USD COMMITMENT - $340,296)                     $(3,507)
                                                               =======

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BALANCED CAPITAL V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)   (IN U.S. DOLLARS)

     -    Swap contracts outstanding as of September 30, 2007 were as follows:

                                                                                    UNREALIZED
                                                                      NOTIONAL     APPRECIATION
                                                                       AMOUNT     (DEPRECIATION)
                                                                     ----------   --------------
Pay (receive) a variable return based on the change in the spread return of the Lehman Brothers CMBS AAA 8.5+ Index and receive a floating rate based on the spread plus .40%
Broker, Morgan Stanley Capital Services Inc.
Expires October 2007                                                 $  420,000           --

Receive (pay) a variable return based on the change in the spread return of the Lehman Brothers CMBS Aaa 8.5+ Index and pay a
floating rate based on 1.106%
Broker, Deutsche Bank AG London
Expires January 2008                                                 $  240,000           --

Receive (pay) a variable return based on the change in the spread return of the Lehman Brothers CMBS Investment Grade Index and pay
a floating rate based on 1.328%
Broker, Citibank, N.A.
Expires January 2008                                                 $  240,000           --

Receive a fixed rate of 3.401% and pay 3.875% on Treasury
Inflation Protected Securities (TIPS) adjusted principal
Broker, JPMorgan Chase
Expires January 2009                                                 $  171,000      $(3,453)

Pay a fixed rate of 5.0675% and receive a floating rate
based on 3-month LIBOR
Broker, Deutsche Bank AG London
Expires April 2009                                                   $  600,000        2,707

Receive a fixed rate of 5.27525% and pay a floating rate
based on 3-month LIBOR
Broker, Citibank, N.A.
Expires October 2009                                                 $  600,000          868

Receive a fixed rate of 5.215% and pay a floating rate
based on 3-month LIBOR
Broker, Lehman Brothers Special Financing
Expires October 2010                                                 $1,000,000        2,865

Bought credit default protection on Sara Lee Corp. and pay 0.57%
Broker, Lehman Brothers Special Financing
Expires December 2010                                                $   60,000         (743)

Bought credit default protection on RadioShack Corp. and pay 1.16%
Broker, UBS Warburg
Expires December 2010                                                $   60,000         (305)

Bought credit default protection on Limited Brands, Inc.
and pay 1.065%
Broker, UBS Warburg
Expires December 2010                                                $   60,000         (944)

Receive a fixed rate of 4.17% and pay 3.50% on Treasury
Inflation Protected Securities (TIPS) adjusted principal
Broker, Morgan Stanley Capital Services Inc.
Expires January 2011                                                 $  150,000       (8,429)

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BALANCED CAPITAL V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)   (IN U.S. DOLLARS)

     Swap contracts outstanding as of September 30, 2007 were as follows:

                                                                                    UNREALIZED
                                                                      NOTIONAL     APPRECIATION
                                                                       AMOUNT     (DEPRECIATION)
                                                                     ----------   --------------
Bought credit default protection on Sara Lee Corp. and pay 0.604%
Broker, JPMorgan Chase
Expires March 2011                                                   $   60,000      $  (814)

Bought credit default protection on Limited Brands, Inc. and pay
0.73%
Broker, Lehman Brothers Special Financing
Expires March 2011                                                   $   60,000         (228)

Bought credit default protection on Computer Sciences Corp. and pay 0.88%
Broker, Morgan Stanley Capital Services Inc.
Expires June 2011                                                    $   60,000       (1,340)

Receive a fixed rate of 5.035% and pay a floating rate based on
3-month LIBOR
Broker, Morgan Stanley Capital Services Inc.
Expires November 2011                                                $  600,000         (487)

Receive a fixed rate of 4.946% and pay a floating rate based on
3-month LIBOR
Broker, Citibank, N.A.
Expires December 2011                                                $  500,000          569

Receive a fixed rate of 4.897% and pay a floating rate based on
3-month LIBOR
Broker, JPMorgan Chase
Expires December 2011                                                $1,000,000         (841)

Sold credit default protection on Colombia (Republic of) and receive 1.31%
Broker, Deutsche Bank AG London
Expires August 2012                                                  $   50,000          374

Sold credit default protection on Deutsche Stanley and receive
0.95%
Broker, Deutsche Bank AG London
Expires September 2012                                               $   20,000           97

Sold credit default protection on Lehman Brothers Holdings, Inc.
and receive 1.12%
Broker, Deutsche Bank AG London
Expires September 2012                                               $   25,000          306

Bought credit default protection on Eastman Chemical Co. and pay
0.68%
Broker, Morgan Stanley Capital Services Inc.
Expires September 2013                                               $   55,000         (815)

Receive a fixed rate of 5.085% and pay a floating rate based on
3-month LIBOR
Broker, Deutsche Bank AG London
Expires November 2016                                                $  100,000       (1,469)

Receive a fixed rate of 5.16% and pay a floating rate based on
3-month LIBOR
Broker, Deutsche Bank AG London
Expires February 2017                                                $  200,000       (1,406)

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BALANCED CAPITAL V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)   (IN U.S. DOLLARS)

     Swap contracts outstanding as of September 30, 2007 were as follows:

                                                                                    UNREALIZED
                                                                      NOTIONAL     APPRECIATION
                                                                       AMOUNT     (DEPRECIATION)
                                                                     ----------   --------------
Pay a fixed rate of 5.725% and receive a floating rate based on
3-month LIBOR
Broker, Deutsche Bank AG London
Expires June 2017                                                    $  400,000      $(15,853)

Pay a fixed rate of 5.722% and receive a floating rate based on
3-month LIBOR
Broker, Citibank, N.A.
Expires July 2017                                                    $  700,000       (18,962)

Pay a fixed rate of 5.6425% and receive a floating rate based on
3-month LIBOR
Broker, Citibank, N.A.                                               $  300,000        (6,177)
Expires July 2017

Pay a fixed rate of 5.762% and receive a floating rate based on
3-month LIBOR
Broker, Deutsche Bank AG London
Expires July 2017                                                    $  700,000       (21,830)

Pay a fixed rate of 5.775% and receive a floating rate based on
3-month LIBOR
Broker, Deutsche Bank AG London
Expires July 2017                                                    $  700,000       (21,794)

Receive a fixed rate of 5.324% and pay a floating rate based on
3-month LIBOR
Broker, Citibank, N.A.
Expires August 2017                                                  $1,000,000         3,387

Receive a fixed rate of 5.409% and pay a floating rate based on
3-month LIBOR
Broker, Deutsche Bank AG London
Expires April 2027                                                   $  100,000        (1,148)
                                                                                     --------
TOTAL                                                                                $(95,858)
                                                                                     ========

-    Currency Abbreviations:

     EUR  Euro

     JPY  Japanese Yen

     USD  U.S. Dollar

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BASIC VALUE V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)

                                            SHARES                                                                        PERCENT OF
INDUSTRY                                     HELD                        COMMON STOCKS                         VALUE      NET ASSETS
--------                                  ----------  --------------------------------------------------  --------------  ----------
ABOVE-AVERAGE YIELD
DIVERSIFIED TELECOMMUNICATIONS SERVICES      460,295  AT&T Inc.                                              $19,475,082      2.0%
COMMUNICATIONS EQUIPMENT                     997,500  Alcatel SA (a)                                          10,154,550      1.0
METALS & MINING                              427,100  Alcoa, Inc.                                             16,708,152      1.7
CAPITAL MARKETS                              571,234  The Bank of New York Mellon Corp.                       25,214,269      2.6
PHARMACEUTICALS                              579,600  Bristol-Myers Squibb Co.                                16,704,072      1.7
MULTI-UTILITIES                               95,700  Dominion Resources, Inc.                                 8,067,510      0.8
CHEMICALS                                    293,200  E.I. du Pont de Nemours & Co.                           14,530,992      1.5
OIL, GAS & CONSUMABLE FUELS                  521,900  Exxon Mobil Corp.                                       48,307,064      4.9
INDUSTRIAL CONGLOMERATES                     567,000  General Electric Co.                                    23,473,800      2.4
FOOD PRODUCTS                                314,500  General Mills, Inc.                                     18,244,145      1.9
PHARMACEUTICALS                              197,200  GlaxoSmithKline Plc (a)                                 10,491,040      1.1
AEROSPACE & DEFENSE                          188,300  Honeywell International, Inc.                           11,198,201      1.1
DIVERSIFIED FINANCIAL SERVICES               773,676  JPMorgan Chase & Co.                                    35,449,834      3.6
PHARMACEUTICALS                              236,500  Johnson & Johnson                                       15,538,050      1.6
PHARMACEUTICALS                              831,700  Pfizer, Inc.                                            20,318,431      2.1
ELECTRIC UTILITIES                           260,300  The Southern Co.                                         9,443,684      1.0
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT   1,078,633  Taiwan Semiconductor Manufacturing Co., Ltd. (a)        10,915,766      1.1
DIVERSIFIED TELECOMMUNICATION SERVICES       491,700  Verizon Communications, Inc.                            21,772,476      2.2
PHARMACEUTICALS                              186,900  Wyeth                                                    8,326,395      0.9
                                                                                                          --------------    -----
                                                                                                             344,333,513     35.2
                                                                                                          --------------    -----
BELOW-AVERAGE PRICE/EARNINGS RATIO
INSURANCE                                    559,300  American International Group, Inc.                      37,836,645      3.9
DIVERSIFIED FINANCIAL SERVICES               389,314  Bank of America Corp.                                   19,570,815      2.0
HEALTH CARE EQUIPMENT & SUPPLIES             227,300  Baxter International, Inc.                              12,792,444      1.3
DIVERSIFIED FINANCIAL SERVICES               701,220  Citigroup, Inc.                                         32,725,937      3.4
OIL, GAS & CONSUMABLE FUELS                  114,800  Consol Energy, Inc.                                      5,349,680      0.6
AIRLINES                                     158,400  Delta Air Lines, Inc. (b)                                2,843,280      0.3
THRIFTS & MORTGAGE FINANCE                   132,500  Fannie Mae                                               8,057,325      0.8
ENERGY EQUIPMENT & SERVICES                  358,100  Halliburton Co.                                         13,751,040      1.4
COMPUTERS & PERIPHERALS                      257,131  Hewlett-Packard Co.                                     12,802,552      1.3
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT     619,800  Intel Corp.                                             16,028,028      1.6
HOUSEHOLD DURABLES                           246,100  Koninklijke Philips Electronics NV                      11,059,734      1.1
FOOD PRODUCTS                                518,400  Kraft Foods, Inc. (e)                                   17,889,984      1.8
CAPITAL MARKETS                              326,200  Morgan Stanley                                          20,550,600      2.1
PHARMACEUTICALS                              567,100  Schering-Plough Corp. (e)                               17,937,373      1.8
INSURANCE                                    366,708  The Travelers Cos., Inc.                                18,460,081      1.9
FOOD PRODUCTS                                655,300  Unilever NV (a)                                         20,216,005      2.1

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BASIC VALUE V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)

                                            SHARES                                                                        PERCENT OF
INDUSTRY                                     HELD                        COMMON STOCKS                         VALUE      NET ASSETS
--------                                  ----------  --------------------------------------------------  --------------  ----------
IT SERVICES                                1,500,000  Unisys Corp. (b)                                        $9,930,000      1.0%
FOOD & STAPLES RETAILING                      93,500  Wal-Mart Stores, Inc.                                    4,081,275      0.4
INSURANCE                                     89,500  XL Capital Ltd. Class A                                  7,088,400      0.7
OFFICE ELECTRONICS                         1,050,000  Xerox Corp. (b)                                         18,207,000      1.9
                                                                                                          --------------    -----
                                                                                                             307,178,198     31.4
                                                                                                          --------------    -----
LOW PRICE-TO-BOOK VALUE
OIL, GAS & CONSUMABLE FUELS                  237,000  Anadarko Petroleum Corp.                                12,738,750      1.3
SOFTWARE                                     653,400  Borland Software Corp. (b)(e)                            2,842,290      0.3
OIL, GAS & CONSUMABLE FUELS                  200,100  Chevron Corp.                                           18,725,358      1.9
MEDIA                                        415,650  Comcast Corp. Special Class A (b)(e)                     9,958,974      1.0
MACHINERY                                     77,200  Deere & Co.                                             11,458,024      1.2
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT     660,000  Fairchild Semiconductor International, Inc. (b)(e)      12,328,800      1.3
ENERGY EQUIPMENT & SERVICES                  155,100  GlobalSantaFe Corp.                                     11,790,702      1.2
INSURANCE                                    101,000  Hartford Financial Services Group, Inc.                  9,347,550      0.9
HOUSEHOLD PRODUCTS                           268,200  Kimberly-Clark Corp. (e)                                18,843,732      1.9
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT   2,788,200  LSI Logic Corp. (b)(e)                                  20,688,444      2.1
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT   1,075,200  Micron Technology, Inc. (b)(e)                          11,934,720      1.2
AEROSPACE & DEFENSE                          160,400  Northrop Grumman Corp.                                  12,511,200      1.3
AEROSPACE & DEFENSE                          306,500  Raytheon Co.                                            19,560,830      2.0
COMPUTERS & PERIPHERALS                    1,516,300  Sun Microsystems, Inc. (b)(e)                            8,506,443      0.9
MEDIA                                      1,275,000  Time Warner, Inc. (e)                                   23,409,000      2.4
INDUSTRIAL CONGLOMERATES                     362,200  Tyco International Ltd.                                 16,059,948      1.6
MEDIA                                        290,300  Walt Disney Co.                                          9,983,417      1.0
                                                                                                          --------------    -----
                                                                                                             230,688,182     23.5
                                                                                                          --------------    -----
PRICE-TO-CASH FLOW
AUTOMOBILES                                  305,500  Honda Motor Co., Ltd. (a)                               10,191,480      1.1
FOOD & STAPLES RETAILING                      73,400  The Kroger  Co.                                          2,093,368      0.2
OIL, GAS & CONSUMABLE FUELS                  253,800  Peabody Energy Corp.                                    12,149,406      1.2
DIVERSIFIED TELECOMMUNICATION SERVICES     1,617,500  Qwest Communications International Inc. (b)(e)          14,816,300      1.5
                                                                                                          --------------    -----
                                                                                                              39,250,554      4.0
                                                                                                          --------------    -----
SPECIAL SITUATIONS
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT     295,900  Applied Materials, Inc.                                  6,125,130      0.6
ENERGY EQUIPMENT & SERVICES                  408,800  BJ Services Co.                                         10,853,640      1.1
HEALTH CARE EQUIPMENT & SUPPLIES             233,200  Covidien Ltd.                                            9,677,800      1.0
COMPUTERS & PERIPHERALS                      233,010  International Business Machines Corp.                   27,448,578      2.8
                                                                                                          --------------    -----
                                                                                                              54,105,148      5.5
                                                                                                          --------------    -----
                                                      TOTAL COMMON STOCKS (COST - $798,386,212)              975,555,595     99.6
                                                                                                          ==============    =====

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BASIC VALUE V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)

                                          BENEFICIAL                                                                      PERCENT OF
                                            INTEREST                 SHORT-TERM SECURITIES                     VALUE      NET ASSETS
                                          ----------  --------------------------------------------------  --------------  ----------
                                           3,704,144  BlackRock Liquidity Series, LLC Cash Sweep Series,
                                                         5.22% (c)(d)                                         $3,704,144      0.4%
                                          72,786,900  BlackRock Liquidity Series, LLC Money Market
                                                          Series, 5.26% (c)(d)(f)                             72,786,900      7.4
                                                                                                          --------------    -----
                                                      TOTAL SHORT-TERM SECURITIES (COST - $76,491,044)        76,491,044      7.8
                                                                                                          --------------    -----
                                                      TOTAL INVESTMENTS BEFORE OPTIONS WRITTEN (COST -
                                                         $874,877,256)                                     1,052,046,639    107.4
                                                                                                          --------------    -----

                                           NUMBER OF
                                           CONTRACTS                    OPTIONS WRITTEN
                                          ----------  --------------------------------------------------
CALL OPTIONS WRITTEN                             400  Chevron Corp., expiring January 2008 at USD 90            (306,000)    (0.0)
                                                                                                          --------------    -----
                                                      TOTAL OPTIONS WRITTEN (PREMIUMS RECEIVED -
                                                         $119,118)                                              (306,000)    (0.0)
                                                                                                          --------------    -----
                                                      TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN (COST -
                                                         $874,758,138*)                                    1,051,740,639    107.4
                                                      LIABILITIES IN EXCESS OF OTHER ASSETS                  (72,740,468)    (7.4)
                                                                                                          --------------    -----
                                                      NET ASSETS                                          $  979,000,171    100.0%
                                                                                                          ==============    =====

* The cost and unrealized appreciation (depreciation) of investments, net of options written, as of September 30, 2007, as computed for federal income tax purposes, were as follows:

Aggregate cost                  $882,419,346
                                ------------
Gross unrealized appreciation   $189,785,079
Gross unrealized depreciation    (20,463,786)
                                ------------
Net unrealized appreciation     $169,321,293
                                ============

(a)  Depositary receipts.

(b)  Non-income producing security.

(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                           NET       INTEREST
AFFILIATE                                               ACTIVITY      INCOME
---------                                             ------------   --------
BlackRock Liquidity Series, LLC Cash Sweep Series     $  3,704,144   $645,316
BlackRock Liquidity Series, LLC Money Market Series   $(41,181,726)  $ 95,936

(d)  Represents the current yield as of September 30, 2007.

(e)  Security, or a portion of security, is on loan.

(f)  Security was purchased with the cash proceeds from securities loans.

- For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)   (IN U.S. DOLLARS)

                                           FACE
                                          AMOUNT                  ASSET-BACKED SECURITIES +                    VALUE
                                        ---------    ---------------------------------------------------   -------------
                                   USD    122,036    ACE Securities Corp. Series 2003-OP1 Class A2,
                                                     5.491% due 12/25/2033 (b)                             $     120,870
                                        2,000,000    ACE Securities Corp. Series 2005-ASP1 Class M1,
                                                     5.553% due 9/25/2035 (b)                                  1,551,858
                                        3,094,871    ACE Securities Corp. Series 2005-HE6 Class A2B,
                                                     5.073% due 10/25/2035 (b)                                 3,083,644
                                        2,438,839    ACE Securities Corp. Series 2006-NC3 Class A2A,
                                                     4.923% due 12/25/2036 (b)                                 2,421,636
                                        2,242,395    Aegis Asset Backed Securities Trust Series
                                                     2006-1 Class A1, 4.936% due 1/25/2037 (b)                 2,230,609
                                        1,800,000    Ameriquest Mortgage Securities, Inc. Series
                                                     2003-7 Class M1, 5.723% due 8/25/2033 (b)                 1,723,446
                                        1,600,000    Ameriquest Mortgage Securities, Inc. Series
                                                     2004-R1 Class M2, 5.453% due 2/25/2034 (b)                1,536,370
                                        2,148,529    Asset Backed Funding Certificates Series
                                                     2006-OPT3 Class A3A, 4.933% due 11/25/2036 (b)(c)         2,136,224
                                        1,069,677    Bear Stearns Asset Backed Securities Trust
                                                     Series 2005-4 Class A, 5.203% due 1/25/2036 (b)           1,054,328
                                        4,652,450    Bear Stearns Asset Backed Securities Trust
                                                     Series 2005-HE10 Class A2, 5.163% due 8/25/2035 (b)       4,594,505
                                        2,000,000    Bear Stearns Asset Backed Securities Trust
                                                     Series 2005-SD1 Class 1A2, 5.173% due 7/25/2027 (b)       1,979,777
                                        2,308,577    Bear Stearns Asset Backed Securities Trust
                                                     Series 2006-HE8 Class 1A1, 4.943% due
                                                     10/25/2036 (b)                                            2,292,626
                                          900,000    Capital Auto Receivables Asset Trust Series
                                                     2004-2 Class D, 5.82% due 5/15/2012 (a)                     891,868
                                        2,976,716    Carrington Mortgage Loan Trust Series 2007-RFC1
                                                     Class A1, 4.923% due 12/25/2036 (b)                       2,957,520
                                        4,675,000    Citibank Credit Card Issuance Trust Series
                                                     2003-A8 Class A8, 3.50% due 8/16/2010                     4,615,414
                                          420,656    Countrywide Asset Backed Certificates Series
                                                     2003-2 Class M1, 5.556% due 6/26/2033 (b)                   336,525
                                          171,868    Countrywide Asset Backed Certificates Series
                                                     2003-BC3 Class A2, 5.493% due 9/25/2033 (b)                 170,304
                                          370,261    Countrywide Asset Backed Certificates Series
                                                     2004-5 Class A, 5.323% due 10/25/2034 (b)                   348,808
                                        1,600,000    Countrywide Asset Backed Certificates Series
                                                     2004-5 Class M2, 5.543% due 7/25/2034 (b)                 1,438,607
                                        1,750,000    Countrywide Asset Backed Certificates Series
                                                     2004-13 Class AF4, 4.583% due 1/25/2033 (b)               1,714,005
                                        1,750,000    Countrywide Asset Backed Certificates Series
                                                     2004-13 Class MF1, 5.071% due 12/25/2034 (b)              1,702,926
                                        2,807,696    Countrywide Asset Backed Certificates Series
                                                     2006-20 Class 2A1, 4.923% due 4/25/2037 (b)               2,788,334
                                        2,111,335    Countrywide Asset Backed Certificates Series
                                                     2006-22 Class 2A1, 4.923% due 5/25/2037 (b)               2,092,969
                                        3,175,254    Countrywide Asset Backed Certificates Series
                                                     2007-1 Class 2A1, 4.923% due 7/25/2037 (b)                3,154,712
                                        3,325,000    Daimler Chrysler Auto Trust Series 2006-D Class
                                                     A3, 4.98% due 2/08/2011                                   3,319,107
                                        2,800,000    Equifirst Mortgage Loan Trust Series 2004-2
                                                     Class M1, 5.423% due 7/25/2034 (b)                        2,747,638

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)   (IN U.S. DOLLARS)

                                           FACE
                                          AMOUNT                  ASSET-BACKED SECURITIES +                     VALUE
                                        ---------    ---------------------------------------------------   -------------
                                   USD    219,335    First Franklin Mortgage Loan Asset Backed
                                                     Certificates Series 2004-FF10 Class A2, 5.273%
                                                     due 12/25/2032 (b)                                    $     217,334
                                        3,115,243    First Franklin Mortgage Loan Asset Backed
                                                     Certificates Series 2005-FF10 Class A6, 5.223%
                                                     due 11/25/2035 (b)                                        2,937,659
                                        1,572,011    Fremont Home Loan Trust Series 2005-E Class
                                                     2A2, 5.043% due 1/25/2036 (b)                             1,567,643
                                          351,777    Home Equity Asset Trust Series 2005-1 Class A2,
                                                     5.153% due 5/25/2035 (b)                                    351,356
                                          229,826    Home Equity Asset Trust Series 2005-3 Class
                                                     1A2, 5.123% due 8/25/2035 (b)                               229,449
                                        3,500,000    Honda Auto Receivables Owner Trust Series
                                                     2006-3 Class A3, 5.12% due 10/15/2010                     3,498,104
                                        3,131,076    IXIS Real Estate Capital Trust Series 2007-HE1
                                                     Class A1, 4.933% due 5/25/2037 (b)                        3,109,782
                                        2,514,091    Indymac Residential Asset Backed Trust Series
                                                     2006-E Class 2A1, 4.933% due 4/25/2037 (b)                2,496,307
                                          767,369    Irwin Home Equity Series 2005-C Class 1A1, 5.133%
                                                     due 4/25/2030 (b)                                           758,884
                                        1,665,488    JPMorgan Mortgage Acquisition Corp. Series
                                                     2006-HE3 Class A2, 4.943% due 11/25/2036 (b)              1,656,554
                                        4,600,000    MBNA Credit Card Master Note Trust Series
                                                     2005-A7 Class A7, 4.30% due 2/15/2011                     4,573,484
                                          442,520    Morgan Stanley ABS Capital I Series 2005-HE1
                                                     Class A2MZ, 5.173% due 12/25/2034 (b)                       428,067
                                           76,679    Morgan Stanley ABS Capital I Series 2005-NC2
                                                     Class A1MZ, 5.123% due 3/25/2035 (b)                         76,574
                                           83,850    Morgan Stanley ABS Capital I Series 2005-NC2
                                                     Class A2MZ, 5.123% due 3/25/2035 (b)                         83,721
                                        2,008,700    Morgan Stanley ABS Capital I Series 2006-HE8
                                                     Class A2A, 4.923% due 10/25/2036 (b)                      1,996,899
                                        2,425,473    Morgan Stanley ABS Capital I Series 2007-NC1
                                                     Class A2A, 4.923% due 11/25/2036 (b)                      2,409,587
                                        1,133,681    Nationstar Home Equity Loan Trust Series 2006-B
                                                     Class AV1, 4.943% due 9/25/2036 (b)                       1,129,625
                                          737,562    New Century Home Equity Loan Trust Series
                                                     2005-2 Class A2MZ, 5.133% due 6/25/2035 (b)                 717,093
                                          550,663    Option One Mortgage Loan Trust Series 2003-4
                                                     Class A2, 5.193% due 7/25/2033 (b)                          545,366
                                          234,266    Park Place Securities, Inc. Series 2005-WCH1
                                                     Class A1B, 5.173% due 1/25/2035 (b)                         224,861
                                          197,065    Park Place Securities, Inc. Series 2005-WCH1
                                                     Class A3D, 5.213% due 1/25/2035 (b)                         188,531
                                          750,000    Popular ABS Mortgage Pass-Through Trust Series
                                                     2005-1 Class M2, 5.507% due 5/25/2035 (b)                   661,236
                                        2,683,786    RAAC Series 2005-SP2 Class 2A, 5.173% due
                                                     6/25/2044 (b)                                             2,617,660
                                          149,219    Residential Asset Mortgage Products, Inc.
                                                     Series 2004-RS11 Class A2, 5.143% due
                                                     12/25/2033 (b)                                              149,188
                                          986,552    Residential Asset Mortgage Products, Inc.
                                                     Series 2005-RS3 Class AI2, 5.043% due 3/25/2035 (b)         984,184
                                        1,920,612    Residential Asset Mortgage Products, Inc.
                                                     Series 2006-EFC2 Class A1, 4.933% due
                                                     12/25/2036 (b)                                            1,911,411

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)   (IN U.S. DOLLARS)

                                          FACE
                                          AMOUNT                  ASSET-BACKED SECURITIES +                     VALUE
                                        ---------    ---------------------------------------------------   -------------
                                   USD    412,689    Residential Asset Securities Corp. Series
                                                     2003-KS5 Class AIIB, 5.453% due 7/25/2033 (b)         $     408,534
                                        2,400,542    SLM Student Loan Trust Series 2002-1 Class A2,
                                                     5.194% due 4/25/2017 (b)                                  2,406,015
                                        4,500,000    Soundview Home Equity Loan Trust Series
                                                     2005-OPT3 Class A4, 5.173% due 11/25/2035 (b)             4,343,262
                                        3,250,000    Structured Asset Investment Loan Trust Series
                                                     2003-BC6 Class M1, 5.623% due 7/25/2033 (b)               3,053,505
                                        2,600,000    Structured Asset Investment Loan Trust Series
                                                     2003-BC7 Class M1, 5.623% due 7/25/2033 (b)               2,443,480
                                        1,090,000    Structured Asset Investment Loan Trust Series
                                                     2004-8 Class M4, 5.873% due 9/25/2034 (b)                   854,451
                                          773,522    Structured Asset Securities Corp. Series
                                                     2004-23XS Class 2A1, 5.413% due 1/25/2035 (b)               766,471
                                        2,850,000    USAA Auto Owner Trust Series 2005-3 Class A4,
                                                     4.63% due 5/15/2012                                       2,829,381
                                        3,050,000    USAA Auto Owner Trust Series 2006-4 Class A3,
                                                     5.01% due 6/15/2011                                       3,047,562
                                        2,825,000    USAA Auto Owner Trust Series 2006-4 Class A4,
                                                     4.98% due 10/15/2012                                      2,813,521
                                                                                                           -------------
                                                     TOTAL ASSET-BACKED SECURITIES
                                                     (COST - $113,991,726) - 28.8%                           111,491,371
                                                                                                           -------------

                                                             U.S. GOVERNMENT & AGENCY OBLIGATIONS
                                                     ---------------------------------------------------
                                        4,840,000    Fannie Mae, 7.125% due 1/15/2030                          6,001,358
                                                     U.S. Treasury Inflation Indexed Bonds:
                                        3,489,985       3.50% due 1/15/2011                                    3,642,400
                                        7,363,643       1.625% due 1/15/2015                                   7,047,234
                                        2,236,272       2.375% due 1/15/2027                                   2,265,274
                                                     U.S. Treasury Notes:
                                        5,125,000       4.125% due 8/31/2012                                   5,104,182
                                       25,715,000       4.75% due 8/15/2017                                   26,060,558
                                          670,000       4.75% due 2/15/2037                                      660,735
                                                                                                           -------------
                                                     TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
                                                     (COST - $49,746,611) - 13.1%                             50,781,741
                                                                                                           -------------

                                                     U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES+
                                                            - COLLATERALIZED MORTGAGE OBLIGATIONS
                                                     ---------------------------------------------------
                                                     Fannie Mae Trust:
                                        3,762,327       Series 360 Class 2, 5% due 8/01/2035 (h)                 990,668
                                        4,659,501       Series 378 Class 4, 5% due 7/01/2036 (h)               1,156,875
                                        2,787,761       Series 2003-9 Class DA, 4.50% due 12/25/2016           2,749,729
                                        2,730,000       Series 2003-87 Class TJ, 4.50% due 9/25/2018           2,588,911
                                          931,465       Series 2005-47 Class PA, 5.50% due 9/25/2024             933,221
                                        4,607,615       Series 2005-69 Class LE, 5.50% due 11/25/2033          4,617,482
                                                     Freddie Mac Multiclass Certificates:
                                        1,314,790       Series 3068 Class VA, 5.50% due 10/15/2016             1,318,792
                                        3,743,965       Series 3087 Class VA, 5.50% due 3/15/2015              3,765,254
                                        2,247,252       Series 3137 Class XP, 6% due 4/15/2036                 2,298,663
                                        1,116,735       Series 3138 Class PA, 5.50% due 2/15/2027              1,123,236
                                                                                                           -------------
                                                     TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
                                                     SECURITIES - COLLATERALIZED MORTGAGE OBLIGATIONS
                                                     (COST - $21,347,277) - 5.6%                              21,542,831
                                                                                                           -------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)   (IN U.S. DOLLARS)

                                         FACE
                                         AMOUNT      U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES +        VALUE
                                      -----------    ---------------------------------------------------   -------------
                                                     Fannie Mae Guaranteed Pass-Through Certificates:
                                   USD    275,540       4.00% due 11/01/2020 - 3/01/2022                   $     258,969
                                       10,500,000       4.50% due 10/15/2022 (g)                              10,109,526
                                       22,267,930       5.00% due 10/15/2022 - 10/15/2037 (g)                 21,710,991
                                       32,500,000       5.50% due 10/15/2022 - 10/15/2037 (g)                 32,297,696
                                       87,830,217       6.00% due 2/01/2017 - 10/15/2037 (g)                  87,990,873
                                       23,600,000       6.50% due 10/15/2037 (g)                              24,027,750
                                                     Freddie Mac Mortgage Participation Certificates:
                                        9,300,000       5.00% due 10/15/2037 (g)                               8,869,875
                                       18,344,168       5.50% due 10/01/2034 - 10/15/2037 (g)                 17,943,315
                                      100,608,237       6.00% due 11/01/2036 - 11/15/2037 (g)                100,670,143
                                          576,657       7.00% due 10/01/2031 - 9/01/2032                         598,542
                                          185,642       7.50% due 5/01/2032                                      193,660
                                                     Ginnie Mae MBS Certificates:
                                       23,000,000       5.50% due 10/21/2037 (g)                              22,647,813
                                        9,800,000       6.00% due 10/15/2037 - 10/21/2037 (g)                  9,850,297
                                       13,690,147       6.50% due 4/15/2032 - 10/18/2037 (g)                  13,981,101
                                                                                                           -------------
                                                     TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
                                                     SECURITIES (COST - $351,602,072) - 90.8%                351,150,551
                                                                                                           -------------

                                                     NON-GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES +
                                                     ---------------------------------------------------
COLLATERALIZED MORTGAGE                11,331,974    Bear Stearns Adjustable Rate Mortgage Trust
OBLIGATIONS - 15.8%                                  Series 2005-4 Class 3A1, 5.372% due 8/25/2035 (b)        11,317,904
                                        1,892,305    Citicorp Mortgage Securities, Inc. Series
                                                     2007-7 Class 1A1, 6% due 8/25/2037                        1,841,745
                                        6,666,166    Citigroup Mortgage Loan Trust, Inc. Series
                                                     2005-4 Class A, 5.345% due 8/25/2035 (a)(b)               6,576,450
                                        2,600,000    Citimortgage Alternative Loan Trust Series
                                                     2007-A1, 6% due 11/30/2037                                2,556,531
                                        1,783,725    Countrywide Alternative Loan Trust Series
                                                     2006-OC10 Class 2A1, 4.963% due 11/25/2036 (b)            1,779,593
                                        1,592,980    Countrywide Home Loan Mortgage Pass-Through
                                                     Trust Series 2007-16 Class A1, 6.50% due 10/25/2037       1,606,071
                                        1,496,052    First Horizon Asset Securities, Inc. Series
                                                     2005-AR3 Class 3A1, 5.504% due 8/25/2035 (b)              1,497,988
                                        6,812,695    GSR Mortgage Loan Trust Series 2005-AR4 Class
                                                     6A1, 5.25% due 7/25/2035 (b)                              6,742,259
                                          629,389    Impac Secured Assets CMN Owner Trust Series
                                                     2004-3 Class 1A4, 5.273% due 11/25/2034 (b)                 629,921
                                        2,200,000    Impac Secured Assets CMN Owner Trust Series
                                                     2004-3 Class M1, 5.473% due 11/25/2034 (b)                2,200,702
                                          369,478    RMAC Plc Series 2003-NS2A Class A2C, 6.104% due
                                                     9/12/2035 (b)                                               365,784
                                        3,126,637    Structured Adjustable Rate Mortgage Loan Trust
                                                     Series 2007-3 Class 2A1, 5.741% due 4/25/2037 (b)         3,169,743
                                          450,232    Structured Asset Securities Corp. Series
                                                     2005-GEL2 Class A, 5.153% due 4/25/2035 (b)                 433,568
                                        1,361,201    Structured Asset Securities Corp. Series
                                                     2005-OPT1 Class A4M, 5.223% due 11/25/2035 (b)            1,299,413
                                        8,240,904    WaMu Mortgage Pass-Through Certificates Series
                                                     2007-HY3 Class 1A1, 5.672% due 3/25/2037 (b)              8,224,403
                                        3,880,722    WaMu Mortgage Pass-Through Certificates Series
                                                     2007-HY3 Class 4A1, 5.349% due 3/25/2037 (b)              3,853,233

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)   (IN U.S. DOLLARS)

                                         FACE
                                         AMOUNT       NON-GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES +        VALUE
                                      -----------    ---------------------------------------------------   -------------
                                   USD  4,409,006    Wells Fargo Mortgage Backed Securities Trust
                                                     Series 2005-AR15 Class 2A1, 5.105% due
                                                     9/25/2035 (b)                                         $   4,338,550
                                          400,000    Wells Fargo Mortgage Backed Securities Trust
                                                     Series 2006-AR4 Class 2A4, 5.773% due 4/25/2036 (b)         396,206
                                        2,471,110    Wells Fargo Mortgage Backed Securities Trust
                                                     Series 2007-11 Class A96, 6% due 8/25/2037                2,473,803
                                                                                                           -------------
                                                                                                              61,303,867
                                                                                                           -------------
COMMERCIAL MORTGAGE-BACKED              2,800,000    Banc of America Commercial Mortgage, Inc.
SECURITIES - 19.8%                                   Series 2003-2 Class A3, 4.873% due 3/11/2041 (b)          2,766,243
                                        2,400,000    Banc of America Commercial Mortgage, Inc.
                                                     Series 2007-2 Class A4, 5.688% due 4/10/2049 (b)          2,421,403
                                        3,210,307    Bear Stearns Commercial Mortgage Securities
                                                     Series 1998-C1 Class A2, 6.44% due 6/16/2030              3,223,321
                                        2,800,000    Bear Stearns Commercial Mortgage Securities
                                                     Series 2005-PWR8 Class A4, 4.674% due 6/11/2041           2,661,937
                                        1,349,358    CS First Boston Mortgage Securities Corp.
                                                     Series 2002-CP5 Class A1, 4.106% due 12/15/2035           1,317,625
                                        2,814,466    Capco America Securitization Corp. Series
                                                     1998-D7 Class A1B, 6.26% due 10/15/2030                   2,834,833
                                        2,462,342    Chase Commercial Mortgage Securities Corp.
                                                     Series 1999-2 Class A2, 7.198% due 1/15/2032              2,555,005
                                          975,000    Citigroup Commercial Mortgage Trust Series
                                                     2007-C6 Class AM, 5.70% due 6/10/2017 (b)                   969,778
                                        2,350,000    Credit Suisse Mortgage Capital Certificates
                                                     Series 2007-C3 Class A4, 5.723% due 6/15/2039 (b)         2,375,877
                                        2,081,809    DLJ Commercial Mortgage Corp. Series 1998-CG1
                                                     Class A1B, 6.41% due 6/10/2031                            2,086,517
                                        2,770,000    First Union National Bank Commercial Mortgage
                                                     Series 1999-C4 Class E, 8.15% due 12/15/2031 (a)(b)       2,937,476
                                        3,275,000    First Union National Bank Commercial Mortgage
                                                     Series 2001-C2 Class B, 6.819% due 1/12/2043              3,453,805
                                        2,347,320    First Union-Lehman Brothers-Bank of America
                                                     Series 1998-C2 Class A2, 6.56% due 11/18/2035             2,351,365
                                        2,850,000    GS Mortgage Securities Corp. II Series 2006-GG6
                                                     Class A2, 5.506% due 4/10/2038 (b)                        2,881,132
                                        3,000,000    GS Mortgage Securities Corp. II Series
                                                     2007-GG10 Class A4, 5.799% due 8/10/2045 (b)              3,051,044
                                        4,180,000    Greenwich Capital Commercial Funding Corp.
                                                     Series 2004-GG1 Class A4, 4.755% due 6/10/2036            4,158,145
                                        2,720,000    Greenwich Capital Commercial Funding Corp.
                                                     Series 2004-GG1 Class A5, 4.883% due 6/10/2036            2,703,921
                                          785,000    Greenwich Capital Commercial Funding Corp.
                                                     Series 2005-GG5 Class AJ, 5.479% due 4/10/2037 (b)          756,531
                                        2,735,000    JPMorgan Chase Commercial Mortgage Securities
                                                     Corp. Series 2001-CIB2 Class A3, 6.429% due
                                                     4/15/2035                                                 2,854,124
                                        2,300,000    JPMorgan Chase Commercial Mortgage Securities
                                                     Corp. Series 2006-CB17 Class A4, 5.429% due
                                                     12/12/2043                                                2,278,246
                                          950,000    JPMorgan Chase Commercial Mortgage Securities
                                                     Corp. Series 2007-LD1 Class A2, 5.804% due
                                                     6/15/2049 (b)                                               968,556
                                          770,000    JPMorgan Chase Commercial Mortgage Securities
                                                     Corp. Series 2007-LD12 Class A2, 5.827% due
                                                     8/15/2012                                                   783,354
                                        2,636,835    LB-UBS Commercial Mortgage Trust Series 2000-C3
                                                     Class A2, 7.95% due 5/15/2025 (b)                         2,785,668

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)   (IN U.S. DOLLARS)

                                          FACE
                                         AMOUNT       NON-GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES +        VALUE
                                      -----------    ---------------------------------------------------   -------------
                                   USD  2,950,000    LB-UBS Commercial Mortgage Trust Series 2005-C3
                                                     Class A5, 4.739% due 7/15/2030                        $   2,815,163
                                        1,750,000    LB-UBS Commercial Mortgage Trust Series 2007-C2
                                                     Class A3, 5.43% due 2/15/2040                             1,726,713
                                        2,425,000    LB-UBS Commercial Mortgage Trust Series 2007-C6
                                                     Class A4, 5.858% due 7/15/2040 (b)                        2,465,878
                                        1,080,000    Morgan Stanley Capital I Series 2006-IQ12 Class
                                                     A4, 5.332% due 12/15/2043                                 1,062,091
                                          345,000    Morgan Stanley Capital I Series 2007-HQ12 Class
                                                     A2, 5.812% due 6/12/2012 (b)                                349,477
                                        2,448,403    Morgan Stanley Dean Witter Capital I Series
                                                     2000-LIFE Class A2, 7.57% due 11/15/2036 (b)              2,556,073
                                        2,600,000    Mortgage Capital Funding, Inc. Series 1998-MC1
                                                     Class E, 7.06% due 3/18/2030 (b)                          2,603,774
                                        2,780,000    Mortgage Capital Funding, Inc. Series 1998-MC2
                                                     Class B, 6.549% due 6/18/2030                             2,787,034
                                        2,424,190    Salomon Brothers Mortgage Securities VII, Inc.
                                                     Series 2000-C1 Class A2, 7.52% due 12/18/2009 (b)         2,523,923
                                        2,480,000    Wachovia Bank Commercial Mortgage Trust Series
                                                     2005-C20 Class A6A, 5.11% due 7/15/2042 (b)               2,454,684
                                                                                                           -------------
                                                                                                              76,520,716
                                                                                                           -------------
                                                     TOTAL NON-GOVERNMENT AGENCY MORTGAGE-BACKED
                                                     SECURITIES (COST - $137,029,530) - 35.6%                137,824,583
                                                                                                           -------------

INDUSTRY                                                               CORPORATE BOND
--------                                             ---------------------------------------------------
AEROSPACE & DEFENSE - 0.2%                640,000    Honeywell International, Inc., 5.70% due 3/15/2036          603,958
AIRLINES - 0.3%                           460,805    American Airlines, Inc. Series 2003-1, 3.857%
                                                     due 1/09/2012 (f)                                           442,949
                                          600,000    Continental Airlines, Inc. Series 2002-1, 6.563%
                                                     due 8/15/2013                                               620,850
                                                                                                           -------------
                                                                                                               1,063,799
                                                                                                           -------------
BUILDING PRODUCTS - 0.1%                  245,000    Momentive Performance Materials, Inc., 10.125%
                                                     due 12/01/2014 (a)(d)                                       241,325
                                                                                                           -------------
CAPITAL MARKETS - 3.5%                    505,000    The Bear Stearns Cos., Inc., 5.76% due
                                                     7/19/2010 (b)                                               496,077
                                        1,395,000    The Bear Stearns Cos., Inc., 6.95% due 8/10/2012          1,454,451
                                          675,000    The Bear Stearns Cos., Inc., 6.40% due 10/02/2017           672,001
                                        1,530,000    Credit Suisse Guernsey Ltd., 5.86% (b)(e)                 1,447,199
                                          585,000    Goldman Sachs Capital II, 5.793% (b)(e)                     553,556
                                        2,550,000    Goldman Sachs Group, Inc., 5.25% due 10/15/2013           2,491,256
                                        1,130,000    Lehman Brothers Holdings, Inc., 6% due 7/19/2012          1,147,516
                                          825,000    Lehman Brothers Holdings, Inc. Series I, 5.25%
                                                     due 2/06/2012                                               807,921
                                          555,000    Lehman Brothers Holdings, Inc. Series MTN, 7%
                                                     due 9/27/2027                                               568,257
                                        2,770,000    Morgan Stanley, 6.25% due 8/28/2017                       2,828,721
                                        1,305,000    Morgan Stanley Series F, 5.55% due 4/27/2017              1,266,149
                                                                                                           -------------
                                                                                                              13,733,104
                                                                                                           -------------
COMMERCIAL BANKS - 1.3%                 1,250,000    Barclays Bank Plc, 8.55% (a)(b)(e)                        1,351,595
                                          810,000    Corporacion Andina de Fomento, 6.875% due 3/15/2012         858,082
                                        1,600,000    JPMorgan Chase Capital XXV, 6.80% due 10/01/2037          1,602,437
                                        1,125,000    Royal Bank of Scotland Plc Series MTN, 7.64% (b)(e)       1,125,000
                                                                                                           -------------
                                                                                                               4,937,114
                                                                                                           -------------
COMPUTERS & PERIPHERALS - 0.2%            785,000    International Business Machines Corp., 5.70%
                                                     due 9/14/2017                                               789,113
                                                                                                           -------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)   (IN U.S. DOLLARS)

                                          FACE
INDUSTRY                                 AMOUNT                        CORPORATE BONDS                          VALUE
--------                              -----------    ---------------------------------------------------   -------------
CONSUMER FINANCE - 0.3%            USD    665,000    FIA Card Services NA, 4.625% due 8/03/2009            $     661,344
                                          625,000    SLM Corp., 5.40% due 10/25/2011                             583,521
                                                                                                           -------------
                                                                                                               1,244,865
                                                                                                           -------------
DIVERSIFIED FINANCIAL                     780,000    Bank of America Corp., 4.875% due 9/15/2012
SERVICES - 4.6%                                                                                                  763,346
                                        1,000,000    Bank of America Corp., 6% due 9/01/2017                   1,023,189
                                        1,910,000    Citigroup, Inc., 5.625% due 8/27/2012 (c)                 1,932,379
                                        1,315,000    Citigroup, Inc., 5.50% due 2/15/2017                      1,291,482
                                          195,000    Citigroup, Inc., 5.875% due 5/29/2037                       187,965
                                        4,125,000    General Electric Capital Corp., 5% due 11/15/2011         4,106,367
                                        1,415,000    General Electric Capital Corp., 6.15% due 8/07/2037       1,452,155
                                        4,625,000    General Electric Capital Corp. Series A, 5% due
                                                     12/01/2010                                                4,635,254
                                        1,550,000    JPMorgan Chase Bank NA, 6% due 7/05/2017                  1,564,763
                                          680,000    JPMorgan Chase Bank NA Series BKNT, 6%
                                                     due 10/01/2017                                              686,592
                                                                                                           -------------
                                                                                                              17,643,492
                                                                                                           -------------
DIVERSIFIED TELECOMMUNICATION           1,750,000    AT&T, Inc., 6.50% due 9/01/2037                           1,804,420
SERVICES - 1.1%                         1,620,000    GTE Corp., 6.84% due 4/15/2018                            1,727,811
                                          200,000    Qwest Communications International, Inc., 7.50%
                                                     due 2/15/2014                                               202,500
                                          405,000    Telecom Italia Capital SA, 6% due 9/30/2034                 376,575
                                                                                                           -------------
                                                                                                               4,111,306
                                                                                                           -------------
ELECTRIC UTILITIES - 0.6%                 285,000    Jersey Central Power & Light Co., 6.40% due
                                                     5/15/2036                                                   283,566
                                          575,000    Nevada Power Co., 6.65% due 4/01/2036                       570,783
                                          780,000    Sierra Pacific Power Co., 6% due 5/15/2016                  763,090
                                          740,000    Southern California Edison Co., 5.625% due
                                                     2/01/2036                                                   691,115
                                                                                                           -------------
                                                                                                               2,308,554
                                                                                                           -------------
FOOD PRODUCTS - 0.3%                    1,185,000    Kraft Foods, Inc., 6.50% due 8/11/2017                    1,224,047
                                                                                                           -------------
HEALTH CARE EQUIPMENT &                   495,000    The Cooper Cos., Inc., 7.125% due 2/15/2015                 487,575
SUPPLIES - 0.1%
                                                                                                           -------------
HEALTH CARE PROVIDERS &                   540,000    UnitedHealth Group, Inc., 5.80% due 3/15/2036               501,774
SERVICES - 0.1%
                                                                                                           -------------
INDUSTRIAL CONGLOMERATES - 0.2%           800,000    Hutchison Whampoa International (03/33) Ltd., 7.45%
                                                     due 11/24/2033 (a)                                          899,461
                                                                                                           -------------
INSURANCE - 1.3%                          805,000    American International Group, Inc., 6.25% due
                                                     5/01/2036                                                   816,810
                                          675,000    Chubb Corp., 6.375% due 3/29/2067 (b)                       671,018
                                          470,000    Lincoln National Corp., 7% due 5/17/2066 (b)                484,372
                                          895,000    Metlife, Inc., 6.40% due 12/15/2066                         851,012
                                          650,000    Progressive Corp., 6.70% due 6/15/2037 (b)                  630,620
                                          345,000    Reinsurance Group of America, 6.75% due
                                                     12/15/2065 (b)                                              326,711
                                          830,000    The Travelers Cos., Inc., 6.25% due 3/15/2067 (b)           802,490
                                          530,000    ZFS Finance (USA) Trust V, 6.50% due
                                                     5/09/2037 (a)(b)                                            512,405
                                                                                                           -------------
                                                                                                               5,095,438
                                                                                                           -------------
MEDIA - 2.2%                               90,000    CSC Holdings, Inc. Series B, 8.125% due 7/15/2009            91,575
                                        1,055,000    Comcast Corp., 6.50% due 1/15/2017                        1,088,297
                                          800,000    Comcast Corp., 6.45% due 3/15/2037                          789,785
                                          730,000    Comcast Corp., 6.95% due 8/15/2037                          766,215
                                          660,000    Cox Communications, Inc., 7.125% due 10/01/2012             699,484
                                          220,000    Idearc, Inc., 8% due 11/15/2016                             219,450
                                          330,000    News America Holdings, 9.25% due 2/01/2013                  382,194
                                          890,000    News America, Inc., 6.40% due 12/15/2035                    859,524
                                          555,000    News America, Inc., 6.75% due 1/09/2038                     581,106
                                          850,000    Time Warner Cable, Inc., 5.85% due 5/01/2017 (a)            826,377
                                        1,790,000    Time Warner Cos., Inc., 9.125% due 1/15/2013              2,052,086
                                                                                                           -------------
                                                                                                               8,356,093
                                                                                                           -------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)   (IN U.S. DOLLARS)

                                         FACE
INDUSTRY                                 AMOUNT                        CORPORATE BONDS                          VALUE
--------                              -----------    ---------------------------------------------------   -------------
METALS & MINING - 0.2%             USD    315,000    Freeport-McMoRan Copper & Gold, Inc., 8.25%
                                                     due 4/01/2015                                         $     340,200
                                          600,000    Freeport-McMoRan Copper & Gold, Inc., 8.375%
                                                     due 4/01/2017                                               655,500
                                                                                                           -------------
                                                                                                                 995,700
                                                                                                           -------------
MULTI-UTILITIES - 0.1%                    365,000    Xcel Energy, Inc., 6.50% due 7/01/2036                      363,165
                                                                                                           -------------
OFFICE ELECTRONICS - 0.2%                 915,000    Xerox Corp., 6.40% due 3/15/2016                            926,318
                                                                                                           -------------
OIL, GAS & CONSUMABLE                   1,375,000    Anadarko Petroleum Corp., 6.45% due 9/15/2036             1,353,686
FUELS - 2.5%                              680,000    Gazprom OAO, 7.288% due 8/16/2037 (a)                       723,180
                                          800,000    Midamerican Energy Holdings Co., 5.95% due
                                                     5/15/2037                                                   755,623
                                          475,000    Midamerican Energy Holdings Co., 6.50% due
                                                     9/15/2037 (a)                                               480,132
                                          695,000    Motiva Enterprises LLC, 5.20% due 9/15/2012 (a)             697,141
                                          990,000    Northwest Pipeline Corp., 7% due 6/15/2016                1,028,362
                                        3,350,000    Pemex Project Funding Master Trust, 6.994%
                                                     due 6/15/2010 (a)(b)                                      3,408,625
                                          530,000    Sabine Pass LNG LP, 7.50% due 11/30/2016                    522,050
                                          135,000    Tennessee Gas Pipeline Co., 7% due 10/15/2028               137,416
                                          575,000    XTO Energy, Inc., 6.75% due 8/01/2037                       599,972
                                                                                                           -------------
                                                                                                               9,706,187
                                                                                                           -------------
PHARMACEUTICALS - 0.3%                    270,000    Bristol-Myers Squibb Co., 5.875% due 11/15/2036             257,519
                                          790,000    Wyeth, 6% due 2/15/2036                                     759,792
                                                                                                           -------------
                                                                                                               1,017,311
                                                                                                           -------------
REAL ESTATE INVESTMENT TRUSTS             775,000    Nationwide Health Properties, Inc., 6.59% due
(REITS) - 0.2%                                       7/07/2038                                                   795,255
                                                                                                           -------------
SEMICONDUCTORS & SEMICONDUCTOR            225,000    Freescale Semiconductor, Inc., 9.125% due
EQUIPMENT - 0.1%                                     12/15/2014 (d)                                              208,125
                                           60,000    Freescale Semiconductor, Inc., 9.569% due
                                                     12/15/2014 (b)                                               56,550
                                                                                                           -------------
                                                                                                                 264,675
                                                                                                           -------------
                                                     TOTAL CORPORATE BONDS
                                                     (COST - $77,509,318) - 20.0%                             77,309,629
                                                                                                           -------------
                                                     FOREIGN GOVERNMENT OBLIGATIONS
                                          887,500    Argentina Bonos, 5.374% due 8/03/2012 (b)(f)                797,493
                                   EUR  1,200,000    France Government Bond OAT, 3.75% due 4/25/2017           1,623,505
                                   USD    596,000    Mexico Government International Bond, 6.375%
                                                     due 1/16/2013                                               626,694
                                          565,000    Mexico Government International Bond, 5.875%
                                                     due 1/15/2014                                               581,667
                                                                                                           -------------
                                                     TOTAL FOREIGN GOVERNMENT OBLIGATIONS
                                                     (COST - $3,528,051) - 0.9%                                3,629,359
                                                                                                           -------------

                                                                    PREFERRED SECURITIES
                                                                       CAPITAL TRUSTS
                                                     ---------------------------------------------------
CAPITAL MARKETS - 0.2%                    185,000    Lehman Brothers Holdings Capital Trust V,
                                                     5.857% (b)(e)                                               176,252
                                          575,000    Mellon Capital IV Series 1, 6.244% (b)(e)                   568,646
                                                                                                           -------------
                                                                                                                 744,898
                                                                                                           -------------
COMMERCIAL BANKS - 0.4%                   665,000    BAC Capital Trust VI, 5.625% due 3/08/2035                  594,035
                                          525,000    USB Capital IX, 6.189% (b)(e)                               525,349
                                          650,000    Wachovia Capital Trust III, 5.80% (b)(e)                    645,639
                                                                                                           -------------
                                                                                                               1,765,023
                                                                                                           -------------
OIL, GAS & CONSUMABLE                     560,000    Pemex Project Funding Master Trust, 7.375%
FUELS - 0.2%                                         due 12/15/2014                                              615,770
                                                                                                           -------------
                                                     TOTAL CAPITAL TRUSTS
                                                     (COST - $3,172,135) - 0.8%                                3,125,691
                                                                                                           -------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)   (IN U.S. DOLLARS)

                                        SHARES
INDUSTRY                                  HELD                         PREFERRED STOCKS                         VALUE
--------                              -----------    ---------------------------------------------------   -------------
THRIFTS & MORTGAGE FINANCE - 0.6%          38,800    Fannie Mae Series O, 7%                               $   2,022,450
                                                                                                           -------------
                                                     TOTAL PREFERRED STOCKS
                                                     (COST - $2,158,250) - 0.6%                                2,022,450
                                                                                                           -------------

                                         FACE
                                         AMOUNT                        TRUST PREFERRED
                                      -----------    ---------------------------------------------------
COMMERCIAL BANKS - 0.1%            USD    550,000    SunTrust Capital VIII, 6.10% due 12/15/2036 (b)             498,934
                                                                                                           -------------
                                                     TOTAL TRUST PREFERRED
                                                     (COST - $541,101) - 0.1%                                    498,934
                                                                                                           -------------
                                                     TOTAL PREFERRED SECURITIES
                                                     (COST - $5,871,486) - 1.5%                                5,647,075
                                                                                                           -------------

                                                                    SHORT-TERM SECURITIES
                                                     ---------------------------------------------------
                                        4,600,000    Federal Home Loan Bank, 4% due 10/01/2007                 4,600,000
                                                                                                           -------------
                                                     TOTAL SHORT-TERM SECURITIES
                                                     (COST - $4,600,000) - 1.2%                                4,600,000
                                                                                                           -------------

                                      NUMBER OF
                                     CONTRACTS**                      OPTIONS PURCHASED
                                   --------------    ---------------------------------------------------
CALL OPTIONS PURCHASED                         12    Receive a fixed rate of 5.78% and pay a floating
                                                     rate based on 3-month LIBOR, expiring August 2010,
                                                     broker Deutsche Bank AG (i)                                 430,744
                                                8    Receive a fixed rate of 5.735% and pay a floating
                                                     rate based on 3-month LIBOR, expiring August 2010,
                                                     broker Lehman Brothers Special Financing (i)                410,344
                                               20    Receive a fixed rate of 5.525% and pay a floating
                                                     rate based on 3-month LIBOR, expiring May 2012,
                                                     broker Citibank, N.A. (i)                                   843,700
                                               19    Receive a fixed rate of 5.705% and pay a floating
                                                     rate based on 3-month LIBOR, expiring May 2012,
                                                     broker Deutsche Bank AG (i)                                 889,537
                                                8    Receive a fixed rate of 6.025% and pay a floating
                                                     rate based on 3-month LIBOR, expiring June 2012,
                                                     broker Lehman Brothers Special Financing (i)                458,215
                                               12    Receive a fixed rate of 6.075% and pay a floating
                                                     rate based on 3-month LIBOR, expiring July 2012,
                                                     broker Lehman Brothers Special Financing (i)                688,296
                                                                                                           -------------
                                                                                                               3,720,836
                                                                                                           -------------
PUT OPTIONS PURCHASED                           8    Pay a fixed rate of 5.735% and receive a floating
                                                     rate based on 3-month LIBOR, expiring August 2010,
                                                     broker Lehman Brothers Special Financing (i)                314,354
                                               12    Pay a fixed rate of 5.78% and receive a floating
                                                     rate based 3-month LIBOR, expiring August 2010,
                                                     broker Deutsche Bank AG (i)                                 632,616
                                               20    Pay a fixed rate of 5.525% and receive a floating
                                                     rate based on 3-month LIBOR, expiring May 2012,
                                                     broker Citibank N.A. (i)                                  1,063,610
                                               19    Pay a fixed rate of 5.705% and receive a floating
                                                     rate based on 3-month LIBOR, expiring May 2012,
                                                     broker Deutsche Bank AG (i)                                 871,241
                                                8    Pay a fixed rate of 6.025% and receive a floating
                                                     rate based on 3-month LIBOR, expiring June 2012,
                                                     broker Lehman Brothers Special Financing (i)                305,616

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)   (IN U.S. DOLLARS)

                                      NUMBER OF
                                     CONTRACTS**                      OPTIONS PURCHASED                         VALUE
                                   --------------    ---------------------------------------------------   -------------
                                               12**  Pay a fixed rate of 6.075% and receive a floating
                                                     rate based 3-month LIBOR, expiring July 2012,
                                                     broker Lehman Brothers Special Financing (i)          $     434,676
                                                                                                           -------------
                                                                                                               3,622,113
                                                                                                           -------------
                                                     TOTAL OPTIONS PURCHASED
                                                     (PREMIUMS PAID - $6,386,952) - 1.9%                       7,342,949
                                                                                                           -------------
                                                     TOTAL INVESTMENTS BEFORE TBA SALE COMMITMENTS AND
                                                     OPTIONS WRITTEN (COST - $771,613,023) - 199.4%          771,320,089
                                                                                                           -------------

                                         FACE
                                         AMOUNT                      TBA SALE COMMITMENTS
                                      -----------    ---------------------------------------------------
                                                     Fannie Mae Guaranteed Pass-Through Certificates:
                                   USD  1,000,000       4.50% due 10/15/2022                                    (963,095)
                                        6,000,000       5.00% due 10/15/2022 - 10/15/2037                     (5,802,555)
                                       28,200,000       5.50% due 10/15/2022 - 10/15/2037                    (28,045,446)
                                       75,000,000       6.00% due 10/15/2022 - 10/15/2037                    (75,124,040)
                                        9,700,000       6.50% due 10/15/2037                                  (9,878,383)
                                       18,300,000    Freddie Mac Mortgage Participation Certificates,
                                                        5.50% due 10/15/2037                                 (17,919,789)
                                                                                                           -------------
                                                     TOTAL TBA SALE COMMITMENTS
                                                     (PREMIUMS RECEIVED - $137,249,767) - (35.6%)           (137,733,308)
                                                                                                           -------------

                                      NUMBER OF
                                      CONTRACTS                        OPTIONS WRITTEN
                                   --------------    ---------------------------------------------------
CALL OPTIONS WRITTEN                            3**  Pay a fixed rated of 5.46% and receive a floating
                                                     rate based on 3-month LIBOR, expiring August 2008,
                                                     broker JPMorgan Chase  (i)                                 (115,052)
                                               83    U.S. Treasury Bonds, expiring November  2007 at
                                                     USD 110                                                     (54,469)
                                                                                                           -------------
PUT OPTIONS WRITTEN                             3**  Receive a fixed rated of 5.46% and pay a floating
                                                     rate based on 3-month LIBOR, expiring August 2008,
                                                     broker JPMorgan Chase  (i)                                  (71,981)
                                               83    U.S. Treasury Bonds, expiring November  2007 at
                                                     USD 108                                                     (36,313)
                                                                                                           -------------
                                                     TOTAL OPTIONS WRITTEN
                                                     (PREMIUMS RECEIVED - $275,056) - (0.1%)                    (277,815)
                                                                                                           -------------
                                                     TOTAL INVESTMENTS, NET OF TBA SALE COMMITMENTS AND
                                                     OPTIONS WRITTEN (COST - $634,088,200*) - 163.7%         633,308,966
                                                     LIABILITIES IN EXCESS OF OTHER ASSETS - (63.7%)        (246,453,731)
                                                                                                           -------------
                                                     NET ASSETS - 100.0%                                   $ 386,855,235
                                                                                                           =============

* The cost and unrealized appreciation (depreciation) of investments, net of TBA sale commitments and options written, as of September 30, 2007, as computed for federal income tax purposes, were as follows:

Aggregate cost                  $ 635,204,883
                                =============
Gross unrealized appreciation   $   4,705,348
Gross unrealized depreciation      (6,601,265)
                                -------------
Net unrealized depreciation     $  (1,895,917)
                                =============

+ Asset-Backed and Mortgage-Backed Securities are subject to principal paydowns. As a result of the prepayments or refinancings of the underlying instruments, the average life may be substantially less than the original maturity.

**   One contract represents a notional amount of $1,000,000.

(a) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(b)  Floating rate security.

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)   (IN U.S. DOLLARS)

(c) All or a portion of security held as collateral in connection with open financial futures contracts.

(d) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.

(e)  The security is a perpetual bond and has no definite maturity date.

(f)  Subject to principal paydowns.

(g) Represents or includes a "to-be-announced" transaction. The Fund has committed to purchasing securities for which all specific information is not available at this time.

(h) Represents the interest only portion of a mortgage-backed security and has either a nominal or a notional amount of principal.

(i) This European style swaption, which can be exercised only on the expiration date, represents a standby commitment whereby the writer of the option is obligated to enter into a predetermined interest rate swap contract upon exercise of swaption.

- For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

- Forward foreign exchange contracts as of September 30, 2007 were as follows:

FOREIGN CURRENCY                    SETTLEMENT                UNREALIZED
PURCHASED                              DATE                  APPRECIATION
----------------                   ------------             --------------
JPY                1,355,002,940   October 2007               $393,555
                                                              --------
TOTAL UNREALIZED APPRECIATION ON FORWARD FOREIGN EXCHANGE
CONTRACTS - NET (USD COMMITMENT - $11,428,195)                $393,555
                                                              ========

                                                              UNREALIZED
FOREIGN CURRENCY                    SETTLEMENT               APPRECIATION
SOLD                                   DATE                 (DEPRECIATION)
----------------                   ------------             --------------
EUR                      720,000   October 2007               $(32,402)
JPY                  473,650,000   October 2007                 97,714
                                                              --------
TOTAL UNREALIZED APPRECIATION ON FORWARD FOREIGN EXCHANGE
CONTRACTS - NET (USD COMMITMENT - $5,224,880)                 $ 65,312
                                                              ========

- Financial futures contracts purchased as of September 30, 2007 were as follows:

                                                                    UNREALIZED
NUMBER OF                             EXPIRATION        FACE       APPRECIATION
CONTRACTS            ISSUE               DATE          VALUE      (DEPRECIATION)
---------   ---------------------   -------------   -----------   --------------
   62              Euro BOBL        December 2007   $ 9,522,437      $ (2,607)
   41          Euro Bund Future     December 2007   $ 6,630,454       (42,766)
   144      10-Year Treasury Bond   December 2007   $15,708,301        28,199
                                                                     --------
TOTAL UNREALIZED DEPRECIATION - NET                                  $(17,174)
                                                                     ========

-    Financial futures contracts sold as of September 30, 2007 were as follows:

                                                                         UNREALIZED
NUMBER OF                                 EXPIRATION        FACE        APPRECIATION
CONTRACTS             ISSUE                  DATE           VALUE      (DEPRECIATION)
---------   --------------------------   -------------   -----------   --------------
   175       2-Year U.S. Treasury Bond   December 2007   $36,152,211      $(80,992)
   259       5-Year U.S. Treasury Bond   December 2007   $27,721,203           109
   317      30-Year U.S. Treasury Bond   December 2007   $35,459,264       163,295
                                                                          --------
TOTAL UNREALIZED APPRECIATION - NET                                       $ 82,412
                                                                          ========

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)   (IN U.S. DOLLARS)

-    Swaps outstanding as of September 30, 2007 were as follows:

                                                                                     UNREALIZED
                                                                       NOTIONAL     APPRECIATION
                                                                        AMOUNT     (DEPRECIATION)
                                                                     -----------   --------------
Sold credit default protection on Comcast Cable Communications,
Inc. and receive 1.15%
Broker, Morgan Stanley Capital Services Inc.
Expires September 2008                                               $ 1,980,000     $  20,986
Receive a fixed rate of 3.401% and pay 3.875% on Treasury
Inflation Protected Securities (TIPS) adjusted principal
Broker, JPMorgan Chase
Expires January 2009                                                 $ 4,062,000       (49,280)
Receive a fixed rate of 4.7775% and pay a floating rate based on
3-month LIBOR
Broker, Citibank N.A.
Expires August 2009                                                  $17,700,000        17,523
Receive a fixed rate of 5.2725% and pay a floating rate based on
3-month LIBOR
Broker, Citibank N.A.
Expires October 2009                                                 $14,000,000       162,142
Bought credit default protection on Sara Lee Corp. and
pay 0.57%
Broker, Lehman Brothers Special Financing
Expires December 2010                                                $ 1,395,000       (17,265)
Bought credit default protection on RadioShack Corp. and pay 1.16%
Broker, UBS Warburg
Expires December 2010                                                $ 1,355,000        (6,878)
Bought credit default protection on Limited Brands, Inc. and pay
1.065%
Broker, UBS Warburg
Expires December 2010                                                $ 1,355,000       (21,322)
Receive a fixed rate of 4.17% and pay 3.50% on Treasury Inflation
Protected Securities (TIPS) adjusted principal
Broker, Morgan Stanley Capital Services Inc.
Expires January 2011                                                 $ 3,500,000      (170,834)
Bought credit default protection on Sara Lee Corp. and pay
0.604%
Broker, JPMorgan Chase
Expires March 2011                                                   $ 1,225,000       (16,613)

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)   (IN U.S. DOLLARS)

                                                                                       UNREALIZED
                                                                         NOTIONAL     APPRECIATION
                                                                          AMOUNT     (DEPRECIATION)
                                                                       -----------   --------------
Bought credit default protection on Limited Brands, Inc. and pay
0.73%
Broker, Lehman Brothers Special Financing
Expires March 2011                                                     $ 1,225,000      $ (4,656)
Bought credit default protection on Computer Sciences Corp.
and pay 0.88%
Broker, Morgan Stanley Capital Services Inc.
Expires June 2011                                                      $ 1,185,000       (26,463)
Receive a fixed rate of 5.035% and pay a floating rate based on
3-month LIBOR
Broker, Morgan Stanley Capital Services Inc.
Expires November 2011                                                  $13,000,000       105,579
Sold credit default protection on Colombia (Republic of) and receive
1.31%
Broker, Deutsche Bank AG London
Expires August 2012                                                    $   990,000         7,408
Sold credit default protection on Deutsche Bank AG and receive 0.95%
Broker, Deutsche Bank AG London
Expires September 2012                                                 $   375,000         1,813
Sold credit default protection on Lehman Brothers Holdings, Inc. and receive 1.23%
Broker, Deutsche Bank AG London
Expires September 2012                                                 $   530,000         9,026
Sold credit default protection on Lehman Brothers Holdings, Inc. and receive 1.12%
Broker, Deutsche Bank AG London
Expires September 2012                                                 $   950,000        11,627
Bought credit default protection on Eastman Chemical Co. and pay
0.68%
Broker, Morgan Stanley Capital Services Inc.
Expires September 2013                                                 $ 1,170,000       (17,344)
Pay a fixed rate of 5.071% and receive a floating rate based on
3-month LIBOR
Broker, UBS Warburg
Expires March 2017                                                     $10,000,000        77,621

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)   (IN U.S. DOLLARS)

                                                                                    UNREALIZED
                                                                      NOTIONAL     APPRECIATION
                                                                       AMOUNT     (DEPRECIATION)
                                                                    -----------   --------------
Receive a fixed rate of 5.10% and pay a floating rate based on
3-month LIBOR
Broker, Deutsche Bank AG London
Expires March 2017                                                  $ 11,800,000   $   (65,334)
Pay a fixed rate of 5.6825% and receive a floating rate based on
3-month LIBOR
Broker, Lehman Brothers Special Financing
Expires June 2017                                                   $  4,900,000      (324,615)
Pay a fixed rate of 5.775% and receive a floating rate based on
3-month LIBOR
Broker, Deutsche Bank AG London
Expires July 2017                                                   $ 13,700,000      (619,939)
Pay a fixed rate of 5.762% and receive a floating rate based on
3-month LIBOR
Broker, Deutsche Bank AG London
Expires July 2017                                                   $ 27,300,000    (1,205,295)
Pay a fixed rate of 5.26054% and receive a floating rate based on
3-month LIBOR
Broker, Morgan Stanley Capital Services Inc.
Expires September 2017                                              $  5,500,000       (25,234)
Receive a fixed rate of 5.411% and pay a floating rate based on
3-month LIBOR
Broker, JPMorgan Chase
Expires August 2022                                                 $  9,930,000        51,212
                                                                                   -----------
TOTAL                                                                              $(2,106,135)
                                                                                   ===========

-    Currency Abbreviations:

     EUR Euro
     JPY Japanese Yen
     USD U.S. Dollar

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK FUNDAMENTAL GROWTH V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)

                                          SHARES
INDUSTRY                                   HELD                 COMMON STOCKS                           VALUE
--------                                ----------   ---------------------------------------------   ------------
AEROSPACE & DEFENSE - 5.6%                  17,100   Boeing Co.                                      $  1,795,329
                                            15,900   Lockheed Martin Corp.                              1,724,991
                                             2,400   Precision Castparts Corp.                            355,152
                                            17,300   Spirit Aerosystems Holdings, Inc. Class A (c)        673,662
                                            18,700   United Technologies Corp.                          1,504,976
                                                                                                     ------------
                                                                                                        6,054,110
                                                                                                     ------------
BEVERAGES - 3.5%                            73,900   Diageo Plc                                         1,623,877
                                            29,500   PepsiCo, Inc.                                      2,161,170
                                                                                                     ------------
                                                                                                        3,785,047
                                                                                                     ------------
BIOTECHNOLOGY - 4.0%                        23,700   Celgene Corp. (c)                                  1,690,047
                                            10,100   Genentech, Inc. (c)                                  788,002
                                            47,000   Gilead Sciences, Inc. (c)                          1,920,890
                                                                                                     ------------
                                                                                                        4,398,939
                                                                                                     ------------
CAPITAL MARKETS - 5.5%                       4,200   Affiliated Managers Group, Inc. (c)                  535,542
                                            58,200   The Charles Schwab Corp.                           1,257,120
                                             8,100   Franklin Resources, Inc.                           1,032,750
                                            21,700   Lehman Brothers Holdings, Inc.                     1,339,541
                                            27,100   State Street Corp.                                 1,847,136
                                                                                                     ------------
                                                                                                        6,012,089
                                                                                                     ------------
CHEMICALS - 5.0%                             9,000   Air Products & Chemicals, Inc.                       879,840
                                            23,000   Monsanto Co.                                       1,972,020
                                            10,800   The Mosaic Co. (c)                                   578,016
                                             5,300   Potash Corp. of Saskatchewan, Inc.                   560,210
                                            17,400   Praxair, Inc.                                      1,457,424
                                                                                                     ------------
                                                                                                        5,447,510
                                                                                                     ------------
COMMUNICATIONS EQUIPMENT - 4.1%            135,000   Cisco Systems, Inc. (c)                            4,469,850
                                                                                                     ------------
COMPUTERS & PERIPHERALS - 4.5%              12,400   Apple Computer, Inc. (c)                           1,903,896
                                            69,300   EMC Corp. (c)                                      1,441,440
                                            30,800   Hewlett-Packard Co.                                1,533,532
                                                                                                     ------------
                                                                                                        4,878,868
                                                                                                     ------------
CONSTRUCTION & ENGINEERING - 1.4%            5,900   Fluor Corp.                                          849,482
                                             9,000   Jacobs Engineering Group, Inc. (c)                   680,220
                                                                                                     ------------
                                                                                                        1,529,702
                                                                                                     ------------
DIVERSIFIED FINANCIAL SERVICES - 2.9%       24,600   Bank of America Corp.                              1,236,642
                                             2,300   CME Group, Inc.                                    1,350,905
                                             3,500   IntercontinentalExchange, Inc. (c)                   531,650
                                                                                                     ------------
                                                                                                        3,119,197
                                                                                                     ------------
ELECTRICAL EQUIPMENT - 1.7%                 30,300   Emerson Electric Co.                               1,612,566
                                             3,600   General Cable Corp. (c)                              241,632
                                                                                                     ------------
                                                                                                        1,854,198
                                                                                                     ------------
ENERGY EQUIPMENT & SERVICES - 6.7%          12,900   Baker Hughes, Inc.                                 1,165,773
                                            19,600   Grant Prideco, Inc. (c)                            1,068,592
                                             9,000   National Oilwell Varco, Inc. (c)                   1,300,500
                                            17,000   Schlumberger Ltd.                                  1,785,000
                                            14,100   Transocean, Inc. (c)                               1,594,005
                                             5,700   Weatherford International Ltd. (c)                   382,926
                                                                                                     ------------
                                                                                                        7,296,796
                                                                                                     ------------
FOOD & STAPLES RETAILING - 3.0%             68,300   CVS/Caremark Corp. (f)                             2,706,729
                                            11,300   Walgreen Co.                                         533,812
                                                                                                     ------------
                                                                                                        3,240,541
                                                                                                     ------------
HEALTH CARE EQUIPMENT &                      8,100   Alcon, Inc.                                        1,165,752
SUPPLIES - 4.5%                              7,800   Cytyc Corp. (c)                                      371,670
                                             4,000   Hologic, Inc. (c)                                    244,000
                                             5,200   Intuitive Surgical, Inc. (c)                       1,196,000

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK FUNDAMENTAL GROWTH V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)

                                          SHARES
INDUSTRY                                   HELD                      COMMON STOCKS                       VALUE
--------                                ---------    ---------------------------------------------   -------------
                                            23,200   Zimmer Holdings, Inc. (c)                       $   1,878,968
                                                                                                     -------------
                                                                                                         4,856,390
                                                                                                     -------------
HEALTH CARE PROVIDERS &                     21,200   Aetna, Inc.                                         1,150,524
SERVICES - 1.1%
                                                                                                     -------------
HOTELS, RESTAURANTS &                       31,600   McDonald's Corp.                                    1,721,252
LEISURE - 2.5%                              28,000   Yum! Brands, Inc.                                     947,240
                                                                                                     -------------
                                                                                                         2,668,492
                                                                                                     -------------
HOUSEHOLD PRODUCTS - 3.5%                   54,000   The Procter & Gamble Co.                            3,798,360
                                                                                                     -------------
IT SERVICES - 3.8%                          10,000   Cognizant Technology Solutions Corp. (c)              797,700
                                            33,400   Infosys Technologies Ltd.                           1,586,495
                                            63,100   Satyam Computer Services Ltd.                         706,495
                                            37,600   Tata Consultancy Services Ltd.                      1,000,355
                                                                                                     -------------
                                                                                                         4,091,045
                                                                                                     -------------
INDUSTRIAL CONGLOMERATES - 3.7%             70,900   General Electric Co.                                2,935,260
                                            18,200   Textron, Inc.                                       1,132,222
                                                                                                     -------------
                                                                                                         4,067,482
                                                                                                     -------------
INSURANCE - 1.2%                            19,900   American International Group, Inc.                  1,346,235
                                                                                                     -------------
INTERNET SOFTWARE & SERVICES - 5.8%         15,700   Akamai Technologies, Inc. (c)                         451,061
                                            44,000   eBay, Inc. (c)                                      1,716,880
                                             7,300   Google, Inc. Class A (c)                            4,141,071
                                                                                                     -------------
                                                                                                         6,309,012
                                                                                                     -------------
LIFE SCIENCES TOOLS & SERVICES - 3.1%       10,600   Covance, Inc. (c)                                     825,740
                                            34,300   Thermo Fisher Scientific, Inc. (c)                  1,979,796
                                             8,700   Waters Corp. (c)                                      582,204
                                                                                                     -------------
                                                                                                         3,387,740
                                                                                                     -------------
MACHINERY - 1.4%                             4,400   Deere & Co.                                           653,048
                                             3,700   Flowserve Corp.                                       281,866
                                             6,600   Terex Corp. (c)                                       587,532
                                                                                                     -------------
                                                                                                         1,522,446
                                                                                                     -------------
MEDIA - 1.6%                                70,600   Comcast Corp. Class A (c)                           1,707,108
                                                                                                     -------------
METALS & MINING - 1.8%                       5,200   Allegheny Technologies, Inc.                          571,740
                                            13,100   Freeport-McMoRan Copper & Gold, Inc. Class B        1,374,059
                                                                                                     -------------
                                                                                                         1,945,799
                                                                                                     -------------
OIL, GAS & CONSUMABLE FUELS - 0.5%          11,300   Consol Energy, Inc.                                   526,580
                                                                                                     -------------
PHARMACEUTICALS - 3.8%                      36,500   Abbott Laboratories                                 1,957,130
                                            31,000   Merck & Co., Inc.                                   1,602,390
                                            12,500   Teva Pharmaceutical Industries Ltd. (a)               555,875
                                                                                                     -------------
                                                                                                         4,115,395
                                                                                                     -------------
SEMICONDUCTORS & SEMICONDUCTOR              42,700   Applied Materials, Inc.                               883,890
EQUIPMENT - 3.4%                            53,500   Intel Corp.                                         1,383,510
                                            38,700   Nvidia Corp. (c)                                    1,402,488
                                                                                                     -------------
                                                                                                         3,669,888
                                                                                                     -------------
SOFTWARE - 6.5%                             35,300   Adobe Systems, Inc. (c)                             1,541,198
                                            22,500   Electronic Arts, Inc. (c)                           1,259,775
                                            88,300   Microsoft Corp.                                     2,601,318
                                            74,300   Oracle Corp. (c)                                    1,608,595
                                                                                                     -------------
                                                                                                         7,010,886
                                                                                                     -------------
TEXTILES, APPAREL &                         17,500   Coach, Inc. (c)                                       827,225
LUXURY GOODS - 0.8%
                                                                                                     -------------
TOBACCO - 1.3%                              20,400   Altria Group, Inc.
                                                                                                         1,418,412
                                                                                                     -------------
WIRELESS TELECOMMUNICATION                  16,100   China Mobile (Hong Kong) Ltd. (a)
SERVICES - 1.2%                                                                                         1,320,844
                                                                                                     -------------
                                                     TOTAL COMMON STOCKS
                                                     (COST - $89,180,386) - 99.4%
                                                                                                     -------------
                                                                                                       107,826,710
                                                                                                     -------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK FUNDAMENTAL GROWTH V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)

                                        BENEFICIAL
                                         INTEREST                SHORT-TERM SECURITIES                   VALUE
                                        ----------   ---------------------------------------------   ------------
                                        $1,961,599   BlackRock Liquidity Series, LLC
                                                     Cash Sweep Series, 5.22% (b)(d)                 $  1,961,599
                                         2,025,000   BlackRock Liquidity Series, LLC
                                                     Money Market Series, 5.26% (b)(d)(e)               2,025,000
                                                                                                     ------------
                                                     TOTAL SHORT-TERM SECURITIES
                                                     (COST - $3,986,599) - 3.7%                         3,986,599
                                                                                                     ------------

                                         NUMBER OF
                                         CONTRACTS                 OPTIONS PURCHASED
                                        ----------   ---------------------------------------------
CALL OPTIONS PURCHASED                         638   General Electric Co., expiring January 2008
                                                        at USD 35                                         448,195
                                               590   Semiconductor HOLDRs Trust, expiring November
                                                        2007 at USD 37.5                                  112,690
                                               744   Yahoo! Inc., expiring January 2008 at USD 35          23,436
                                                                                                     ------------
                                                     TOTAL OPTIONS PURCHASED
                                                     (PREMIUMS PAID - $525,345) - 0.5%                   584,321
                                                                                                     ------------
                                                     TOTAL INVESTMENTS BEFORE OPTIONS WRITTEN
                                                     (COST - $93,692,330) - 103.6%                    112,397,630
                                                                                                     ------------
                                                     OPTIONS WRITTEN
CALL OPTIONS WRITTEN                           124   Apple Computer, Inc., expiring January 2008
                                                        at USD 150                                       (205,840)
                                             1,347   General Electric Co., expiring January 2008
                                                        at USD 37.5                                      (646,560)
                                                                                                     ------------
                                                     TOTAL OPTIONS WRITTEN
                                                     (PREMIUMS RECEIVED - $220,276) - (0.8%)             (852,400)
                                                                                                     ------------
                                                     TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN
                                                     (COST - $93,472,054*) - 102.8%                   111,545,230
                                                     LIABILITIES IN EXCESS OF OTHER ASSETS - (2.8%)    (3,084,729)
                                                                                                     ------------
                                                     NET ASSETS - 100.0%                             $108,460,501
                                                                                                     ============

* The cost and unrealized appreciation (depreciation) of investments, net of options written, as of September 30, 2007, as computed for federal income tax purposes, were as follows:

Aggregate cost                          $93,707,108
                                        ===========
Gross unrealized appreciation           $20,164,315
Gross unrealized depreciation            (2,326,193)
                                        -----------
Net unrealized appreciation             $17,838,122
                                        ===========

(a) Depositary receipts.

(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                            NET      INTEREST
AFFILIATE                                ACTIVITY     INCOME
---------                               ----------   --------
BlackRock Liquidity Series, LLC
   Cash Sweep Series                    $1,130,808   $ 69,718
BlackRock Liquidity Series, LLC
   Money Market Series                   $937,000     $ 1,926


(c)  Non-income producing security.

(d)  Represents the current yield as of September 30, 2007.

(e)  Security was purchased with the cash proceeds from securities loans.

(f)  Security, or a portion of security, is on loan.

- For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)   (IN U.S. DOLLARS)

       COUNTRY                        INDUSTRY                  SHARES HELD                COMMON STOCKS                   VALUE
---------------------  -------------------------------------  --------------  ---------------------------------------  ------------
Australia - 0.9%       Beverages - 0.0%                               47,600  Coca-Cola Amatil Ltd.                    $    380,141
                       Metals & Mining - 0.6%                         60,000  BHP Billiton Ltd.                           2,371,889
                                                                      28,350  Newcrest Mining Ltd.                          704,379
                                                                      18,000  Rio Tinto Ltd.                              1,728,524
                                                                      45,400  Zinifex Ltd.                                  713,863
                                                                                                                       ------------
                                                                                                                          5,518,655
                                                                                                                       ------------
                       Oil, Gas & Consumable Fuels - 0.1%             20,000  Woodside Petroleum Ltd.                       890,900
                       Paper & Forest Products - 0.0%                 72,800  Great Southern Plantations Ltd.               149,870
                       Transportation Infrastructure - 0.2%          130,000  Macquarie Airports Group                      501,797
                                                                     361,000  Macquarie Infrastructure Group                999,441
                                                                     124,596  Transurban Group                              807,091
                                                                                                                       ------------
                                                                                                                          2,308,329
                                                                                                                       ------------
                                                                              TOTAL COMMON STOCKS IN AUSTRALIA            9,247,895
                                                                                                                       ------------
AUSTRIA - 0.0%         Diversified Telecommunication                   5,900  Telekom Austria AG                            154,380
                       Services - 0.0%
                                                                                                                       ------------
                                                                              TOTAL COMMON STOCKS IN AUSTRIA                154,380
                                                                                                                       ------------
BRAZIL - 1.9%          Commercial Banks - 0.1%                        19,000  Banco Bradesco SA                             556,525
                                                                       4,200  Uniao de Bancos Brasileiros SA (i)            552,510
                                                                                                                       ------------
                                                                                                                          1,109,035
                                                                                                                       ------------
                       Construction & Engineering - 0.1%              29,500  Obrascon Huarte Lain Brasil SA                583,562
                       Electric Utilities - 0.0%                      21,300  Cia Energetica de Minas Gerais (i)            454,329
                       Food & Staples Retailing - 0.0%                13,680  Cia Brasileira de Distribuicao Grupo
                                                                              Pao de Acucar                                 207,849
                       Food Products - 0.1%                           26,600  Cosan SA Industria e Comercio                 362,793
                                                                     109,000  JBS SA (j)                                    487,021
                                                                      72,000  SLC Agricola SA (j)                           631,620
                                                                                                                       ------------
                                                                                                                          1,481,434
                                                                                                                       ------------
                       Household Durables - 0.1%                      40,000  Gafisa SA                                     675,177
                       Metals & Mining - 0.3%                         83,000  Companhia Vale do Rio Doce
                                                                              (Preference 'A' Shares) (i)                 2,361,350
                                                                      13,600  Usinas Siderurgicas de Minas Gerais SA
                                                                              (Preference 'A' Shares)                       949,774
                                                                                                                       ------------
                                                                                                                          3,311,124
                                                                                                                       ------------
                       Oil, Gas & Consumable Fuels - 0.8%            124,000  Petroleo Brasileiro SA (i)                  8,634,080
                       Road & Rail - 0.1%                             67,000  All America Latina Logistica SA               945,237
                       Software - 0.1%                                41,900  Datasul SA                                    525,750
                       Water Utilities - 0.1%                         30,900  Companhia de Saneamento de Minas Gerais       505,728
                       Wireless Telecommunication                    115,000  Vivo Participacoes SA (i)(m)                  570,400
                       Services - 0.1%
                                                                                                                       ------------
                                                                              TOTAL COMMON STOCKS IN BRAZIL              19,003,705
                                                                                                                       ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)   (IN U.S. DOLLARS)

       COUNTRY                        INDUSTRY                  SHARES HELD                COMMON STOCKS                   VALUE
---------------------  -------------------------------------  --------------  ---------------------------------------  ------------
Canada - 1.2%          Auto Components - 0.0%                            400  Magna International, Inc. (Class A)      $     38,524
                       Communications Equipment - 0.1%                34,300  Nortel Networks Corp. (j)                     582,414
                       Diversified Telecommunication                     900  BCE, Inc.                                      36,045
                       Services - 0.0%
                       Food Products - 0.1%                           45,400  Saskatchewan Wheat Pool (j)                   529,473
                       Insurance - 0.0%                                  600  Sun Life Financial, Inc.                       31,470
                       Metals & Mining - 0.3%                        101,800  Alamos Gold, Inc. (j)                         642,743
                                                                      19,286  Barrick Gold Corp.                            776,840
                                                                     160,285  Kinross Gold Corp. (j)                      2,394,646
                                                                     160,000  Peak Gold Ltd. (j)                            112,602
                                                                                                                       ------------
                                                                                                                          3,926,831
                                                                                                                       ------------
                       Oil, Gas & Consumable Fuels - 0.3%              6,800  Canadian Natural Resources Ltd.               515,100
                                                                         600  EnCana Corp.                                   37,110
                                                                      18,200  Petro-Canada Inc.                           1,044,261
                                                                      11,200  Suncor Energy, Inc. (i)                     1,061,872
                                                                      13,800  Talisman Energy, Inc.                         271,241
                                                                                                                       ------------
                                                                                                                          2,929,584
                                                                                                                       ------------
                       Paper & Forest Products - 0.1%                 28,000  Sino-Forest Corp. (j)                         632,826
                       Road & Rail - 0.3%                             30,000  Canadian Pacific Railway Ltd.               2,111,295
                                                                      13,900  Canadian Pacific Railway Ltd. (USD)           977,031
                                                                                                                       ------------
                                                                                                                          3,088,326
                                                                                                                       ------------
                                                                              TOTAL COMMON STOCKS IN CANADA              11,795,493
CHILE - 0.1%           Commercial Banks - 0.1%                        15,800  Banco Santander Chile SA (i)                  799,006
                       Electric Utilities - 0.0%                      20,000  Enersis SA (i)                                354,800
                                                                              TOTAL COMMON STOCKS IN CHILE                1,153,806
CHINA - 2.0%           Automobiles - 0.0%                            494,000  Denway Motors Ltd.                            286,594
                       Diversified Telecommunication                  17,100  China Communications Services Corp.            13,462
                       Services - 0.0%                                        Ltd. (j)
                       Electrical Equipment - 0.1%                 1,391,400  Shanghai Electric Group Corp.               1,084,647
                       Food Products - 0.2%                        1,858,000  Chaoda Modern Agriculture Holdings Ltd.     1,510,521
                       Industrial Conglomerates - 0.6%               853,251  Beijing Enterprises Holdings Ltd.           4,335,486
                                                                     901,000  Tianjin Development Holdings Ltd.           1,284,187
                                                                                                                       ------------
                                                                                                                          5,619,673
                                                                                                                       ------------
                       Insurance - 0.2%                               10,933  China Life Insurance Co. Ltd. (i)             942,643
                                                                      81,100  Ping An Insurance Group Co. of
                                                                              China Ltd.                                  1,122,527
                                                                                                                       ------------
                                                                                                                          2,065,170
                                                                                                                       ------------
                       Oil, Gas & Consumable Fuels - 0.6%          1,033,100  China Shenhua Energy Co. Ltd. Class H       6,206,162
                       Transportation Infrastructure - 0.1%          248,100  Hainan Meilan International Airport
                                                                              Co., Ltd.                                     332,551
                                                                     220,000  Jiangsu Express                               283,000
                                                                   1,008,300  Xiamen International Port Co. Ltd.            372,251
                                                                                                                       ------------
                                                                                                                            987,802
                                                                                                                       ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)   (IN U.S. DOLLARS)

       COUNTRY                        INDUSTRY                  SHARES HELD                COMMON STOCKS                   VALUE
---------------------  -------------------------------------  --------------  ---------------------------------------  ------------
                       Wireless Telecommunication                     89,000  China Mobile Ltd.                        $  1,457,412
                       Services - 0.2%
                                                                              TOTAL COMMON STOCKS IN CHINA               19,231,443
DENMARK - 0.1%         Commercial Banks - 0.1%                        32,259  Danske Bank A/S                             1,309,698
                                                                              TOTAL COMMON STOCKS IN DENMARK              1,309,698
FINLAND - 0.2%         Electric Utilities - 0.2%                      41,995  Fortum Oyj                                  1,541,376
                                                                              TOTAL COMMON STOCKS IN FINLAND              1,541,376
FRANCE - 1.4%          Aerospace & Defense - 0.1%                     30,300  European Aeronautic Defense and
                                                                              Space Co.                                     931,523
                       Automobiles - 0.2%                             11,718  Renault SA                                  1,697,990
                       Commercial Banks - 0.2%                        10,534  Societe Generale SA                         1,767,658
                       Diversified Telecommunication                  43,500  France Telecom SA                           1,457,051
                       Services - 0.1%
                       Electric Utilities - 0.2%                      18,594  Electricite de France SA                    1,966,013
                       Insurance - 0.2%                               41,742  AXA SA                                      1,867,792
                       Machinery - 0.1%                                4,992  Vallourec SA                                1,437,899
                       Oil, Gas & Consumable Fuels - 0.3%             31,704  Total SA                                    2,577,767
                       Software - 0.0%                               451,200  Infogrames Entertainment SA (j)               122,243
                                                                              TOTAL COMMON STOCKS IN FRANCE              13,825,936
GERMANY - 1.9%         Air Freight & Logistics - 0.1%                 49,532  Deutsche Post AG                            1,440,849
                       Automobiles - 0.4%                             27,105  Bayerische Motoren Werke AG                 1,748,149
                                                                      26,299  DaimlerChrysler AG                          2,649,063
                                                                                                                       ------------
                                                                                                                          4,397,212
                                                                                                                       ------------
                       Chemicals - 0.3%                               31,493  Bayer AG                                    2,506,722
                       Diversified Telecommunication                 102,016  Deutsche Telekom AG                         2,004,564
                       Services - 0.2%
                       Electric Utilities - 0.2%                      11,469  E.ON AG                                     2,120,479
                       Industrial Conglomerates - 0.3%                18,148  Siemens AG                                  2,495,159
                       Insurance - 0.2%                                9,369  Allianz AG Registered Shares                2,188,981
                       Multi-Utilities - 0.2%                         17,084  RWE AG                                      2,148,624
                                                                              TOTAL COMMON STOCKS IN GERMANY             19,302,590
HONG KONG - 0.6%       Electric Utilities - 0.1%                     204,600  Cheung Kong Infrastructure Holdings
                                                                              Ltd.                                          768,515
                       Industrial Conglomerates - 0.2%               171,190  Hutchison Whampoa Ltd.                      1,831,068
                       Real Estate Management &                       73,000  Cheung Kong Holdings Ltd.                   1,203,856
                       Development - 0.3%
                                                                      90,500  Sun Hung Kai Properties Ltd.                1,525,049
                                                                     181,100  Wharf Holdings Ltd.                           889,909
                                                                                                                       ------------
                                                                                                                          3,618,814
                                                                                                                       ------------
                                                                              TOTAL COMMON STOCKS IN HONG KONG            6,218,397
INDIA - 2.4%           Automobiles - 0.1%                              7,500  Bajaj Auto Ltd.                               477,772
                                                                      38,345  Tata Motors Ltd.                              747,606
                                                                                                                       ------------
                                                                                                                          1,225,378
                                                                                                                       ------------
                       Commercial Banks - 0.2%                        17,000  Karnataka Bank Ltd.                            95,330
                                                                      29,550  State Bank of India Ltd.                    1,442,998
                                                                                                                       ------------
                                                                                                                          1,538,328
                                                                                                                       ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)   (IN U.S. DOLLARS)

       COUNTRY                        INDUSTRY                  SHARES HELD                COMMON STOCKS                   VALUE
---------------------  -------------------------------------  --------------  ---------------------------------------  ------------
                       Construction & Engineering - 0.1%               9,100  Larsen & Toubro Ltd.                     $    641,253
                       Construction Materials - 0.1%                 214,295  Gujarat Ambuja Cements Ltd.                   777,103
                       Diversified Financial Services - 0.0%          10,205  Reliance Capital Ltd.                         405,562
                       Electric Utilities - 0.0%                      13,897  Reliance Energy Ltd.                          420,424
                       IT Services - 0.1%                             20,052  Infosys Technologies Ltd.                     952,467
                       Independent Power Producers & Energy          247,600  Reliance Natural Resources Ltd. (j)           559,543
                       Traders - 0.1%
                       Media - 0.2%                                  170,193  Wire and Wireless India Ltd. (j)              192,627
                                                                     153,888  Zee News Ltd. (j)                             245,425
                                                                     164,187  Zee Telefilms Ltd.                          1,408,553
                                                                                                                       ------------
                                                                                                                          1,846,605
                                                                                                                       ------------
                       Oil, Gas & Consumable Fuels - 1.2%             14,300  Hindustan Petroleum Corp.                      95,764
                                                                     202,000  Reliance Industries Ltd.                   11,649,566
                                                                                                                       ------------
                                                                                                                         11,745,330
                                                                                                                       ------------
                       Pharmaceuticals - 0.0%                         10,700  Wockhardt Ltd.                                111,921
                       Road & Rail - 0.1%                             20,000  Container Corp. of India                    1,056,779
                       Thrifts & Mortgage Finance - 0.1%              21,000  Housing Development Finance Corp.           1,332,227
                       Wireless Telecommunication                     84,500  Reliance Communication Ventures Ltd.        1,244,253
                       Services - 0.1%
                                                                                                                       ------------
                                                                              TOTAL COMMON STOCKS IN INDIA               23,857,173
                                                                                                                       ------------
IRELAND - 0.2%         Commercial Banks - 0.1%                        43,474  Allied Irish Banks Plc                      1,053,855
                       Construction Materials - 0.1%                  33,202  CRH Plc                                     1,318,535
                                                                                                                       ------------
                                                                              TOTAL COMMON STOCKS IN IRELAND              2,372,390
                                                                                                                       ------------
ISRAEL - 0.3%          Communications Equipment - 0.2%               189,000  ECI Telecom Ltd. (i)(j)                     1,882,440
                       Pharmaceuticals - 0.1%                         13,681  Teva Pharmaceutical Industries Ltd. (i)       608,394
                       Software - 0.0%                                12,832  Ectel Ltd. (i)(j)                              41,062
                                                                                                                       ------------
                                                                              TOTAL COMMON STOCKS IN ISRAEL               2,531,896
                                                                                                                       ------------
ITALY - 0.6%           Commercial Banks - 0.3%                       235,199  Banca Intesa SpA                            1,815,750
                                                                     210,337  UniCredito Italiano SpA                     1,799,572
                                                                                                                       ------------
                                                                                                                          3,615,322
                                                                                                                       ------------
                       Oil, Gas & Consumable Fuels - 0.3%             67,620  Eni SpA                                     2,506,016
                                                                                                                       ------------
                                                                              TOTAL COMMON STOCKS IN ITALY                6,121,338
                                                                                                                       ------------
JAPAN - 5.8%           Auto Components - 0.1%                         27,700  Toyota Industries Corp.                     1,193,706
                       Automobiles - 0.3%                             13,600  Honda Motor Co., Ltd.                         457,023
                                                                      86,300  Suzuki Motor Corp.                          2,554,477
                                                                                                                       ------------
                                                                                                                          3,011,500
                                                                                                                       ------------
                       Beverages - 0.3%                               67,295  Coca-Cola West Holdings Co., Ltd.           1,581,826
                                                                      15,000  Hokkaido Coca-Cola Bottling Co., Ltd.          87,363
                                                                      62,400  Kirin Holdings Co., Ltd.                      825,735
                                                                      57,100  Mikuni Coca-Cola Bottling Co., Ltd.           638,283
                                                                                                                       ------------
                                                                                                                          3,133,207
                                                                                                                       ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)   (IN U.S. DOLLARS)

       COUNTRY                        INDUSTRY                  SHARES HELD                COMMON STOCKS                   VALUE
---------------------  -------------------------------------  --------------  ---------------------------------------  ------------
                       Building Products - 0.1%                       57,900  Asahi Glass Co., Ltd.                    $    778,788
                                                                      11,200  Daikin Industries Ltd.                        539,207
                                                                                                                       ------------
                                                                                                                          1,317,995
                                                                                                                       ------------
                       Chemicals - 0.5%                              201,000  Mitsubishi Rayon Co., Ltd.                  1,424,403
                                                                      24,000  Shin-Etsu Chemical Co., Ltd.                1,658,991
                                                                     200,000  Sumitomo Chemical Co., Ltd.                 1,715,057
                                                                      55,500  Ube Industries Ltd.                           196,653
                                                                                                                       ------------
                                                                                                                          4,995,104
                                                                                                                       ------------
                       Commercial Banks - 0.2%                        35,514  The Bank of Yokohama Ltd.                     245,180
                                                                     120,330  Fukuoka Financial Group, Inc.                 705,020
                                                                     110,900  Shinsei Bank Ltd.                             349,504
                                                                          95  Sumitomo Mitsui Financial Group, Inc.         740,217
                                                                                                                       ------------
                                                                                                                          2,039,921
                                                                                                                       ------------
                       Construction & Engineering - 0.3%              53,500  JGC Corp.                                   1,031,668
                                                                      65,000  Kinden Corp.                                  594,176
                                                                     186,500  Okumura Corp.                                 949,832
                                                                      80,900  Toda Corp.                                    426,809
                                                                                                                       ------------
                                                                                                                          3,002,485
                                                                                                                       ------------
                       Consumer Finance - 0.1%                        24,000  Credit Saison Co., Ltd.                       618,465
                       Diversified Financial Services - 0.4%           2,150  NCB Holdings Ltd.                              96,750
                                                                     142,500  RHJ International (j)                       2,590,761
                                                                      46,600  RHJ International (a)(i)(j)                   847,224
                                                                                                                       ------------
                                                                                                                          3,534,735
                                                                                                                       ------------
                       Electronic Equipment &                         18,100  Murata Manufacturing Co., Ltd.              1,304,732
                       Instruments - 0.1%
                       Food & Staples Retailing - 0.2%                11,000  Ministop Co., Ltd.                            196,317
                                                                      53,600  Seven & I Holdings Co. Ltd.                 1,378,906
                                                                                                                       ------------
                                                                                                                          1,575,223
                                                                                                                       ------------
                       Food Products - 0.1%                           23,600  Ajinomoto Co., Inc.                           295,860
                                                                      14,000  House Foods Corp.                             244,374
                                                                                                                       ------------
                                                                                                                            540,234
                                                                                                                       ------------
                       Gas Utilities - 0.2%                          300,100  Tokyo Gas Co., Ltd.                         1,397,758
                       Household Durables - 0.1%                      10,000  Rinnai Corp.                                  298,611
                                                                      66,500  Sekisui House Ltd.                            837,148
                                                                                                                       ------------
                                                                                                                          1,135,759
                                                                                                                       ------------
                       Insurance - 1.2%                              317,600  Aioi Insurance Co., Ltd.                    1,847,010
                                                                     101,600  Millea Holdings, Inc.                       4,086,467
                                                                     290,000  Mitsui Sumitomo Insurance Co., Ltd.         3,405,824
                                                                     274,500  Nipponkoa Insurance Co., Ltd.               2,387,372
                                                                                                                       ------------
                                                                                                                         11,726,673
                                                                                                                       ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED) (IN U.S. DOLLARS)

       COUNTRY                        INDUSTRY                  SHARES HELD                COMMON STOCKS                   VALUE
---------------------  -------------------------------------  --------------  ---------------------------------------  ------------
                       Machinery - 0.1%                               96,700  Kubota Corp.                             $    796,398
                                                                       5,400  Tadano Ltd.                                    72,539
                                                                                                                       ------------
                                                                                                                            868,937
                                                                                                                       ------------
                       Media - 0.1%                                   59,500  Toho Co., Ltd.                              1,175,859
                       Office Electronics - 0.2%                      33,450  Canon, Inc.                                 1,825,896
                       Pharmaceuticals - 0.4%                         54,000  Mitsubishi Tanabe Pharma Corp.                681,670
                                                                      46,000  Takeda Pharmaceutical Co., Ltd.             3,235,799
                                                                                                                       ------------
                                                                                                                          3,917,469
                                                                                                                       ------------
                       Real Estate Management &                          262  Marco Polo Investment Holdings Ltd.           131,250
                       Development - 0.2%
                                                                         660  NTT Urban Development Co.                   1,367,518
                                                                                                                       ------------
                                                                                                                          1,498,768
                                                                                                                       ------------
                       Road & Rail - 0.1%                                165  East Japan Railway Co.                      1,301,441
                       Specialty Retail - 0.0%                         1,300  Shimachu Co., Ltd.                             34,406
                       Textiles, Apparel & Luxury                     18,500  Asics Corp.                                   286,362
                       Goods - 0.0%
                       Tobacco - 0.1%                                    225  Japan Tobacco, Inc.                         1,236,016
                       Trading Companies &                            74,500  Mitsubishi Corp.                            2,360,858
                       Distributors - 0.2%
                       Wireless Telecommunication                      1,470  NTT DoCoMo, Inc.                            2,098,812
                       Services - 0.2%
                                                                                                                       ------------
                                                                              TOTAL COMMON STOCKS IN JAPAN               57,132,321
                                                                                                                       ------------
LUXEMBOURG - 0.2%      Metals & Mining - 0.2%                         24,186  ArcelorMittal                               1,910,283
                                                                                                                       ------------
                                                                              TOTAL COMMON STOCKS IN LUXEMBOURG           1,910,283
                                                                                                                       ------------
MALAYSIA - 0.5%        Diversified Telecommunication                 165,000  Telekom Malaysia Bhd                          469,699
                       Services - 0.0%
                       Electric Utilities - 0.2%                     551,203  Tenaga Nasional Bhd                         1,528,648
                       Food Products - 0.2%                        1,058,818  IOI Corp. Bhd                               1,879,925
                       Tobacco - 0.1%                                 50,000  British American Tobacco Malaysia Bhd         605,282
                       Transportation Infrastructure - 0.0%          189,600  PLUS Expressways Bhd                          176,941
                                                                              TOTAL COMMON STOCKS IN MALAYSIA             4,660,495
MEXICO - 0.3%          Beverages - 0.1%                               27,300  Fomento Economico Mexicano,
                                                                              SA de CV (i)                                1,021,020
                       Household Durables - 0.0%                      24,500  Urbi, Desarrollos Urbanos, SA de CV (j)        88,033
                       Media - 0.2%                                   63,700  Grupo Televisa, SA (i)                      1,539,629
                                                                                                                       ------------
                                                                              TOTAL COMMON STOCKS IN MEXICO               2,648,682
                                                                                                                       ------------
NEW ZEALAND - 0.1%     Diversified Telecommunication                 101,155  Telecom Corp. of New Zealand Ltd.             342,651
                       Services - 0.0%
                       Electric Utilities - 0.1%                      57,000  Contact Energy Ltd.                           396,958
                                                                                                                       ------------
                                                                              TOTAL COMMON STOCKS IN NEW ZEALAND            739,609
                                                                                                                       ------------
NORWAY - 0.2%          Diversified Telecommunication                  16,800  Telenor ASA                                   336,545
                       Services - 0.0%
                       Oil, Gas & Consumable Fuels - 0.2%             63,436  Statoilhydro ASA                            2,162,090
                                                                                                                       ------------
                                                                              TOTAL COMMON STOCKS IN NORWAY               2,498,635
                                                                                                                       ------------
SINGAPORE - 1.2%       Commercial Banks - 0.1%                       135,800  Oversea-Chinese Banking Corp.                 813,612
                       Diversified Telecommunication               1,127,230  Singapore Telecommunications Ltd.           3,050,464
                       Services - 0.3%
                       Health Care Providers &                       396,000  Parkway Holdings Ltd.                       1,130,286
                       Services - 0.1%

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)   (IN U.S. DOLLARS)

       COUNTRY                        INDUSTRY                  SHARES HELD                COMMON STOCKS                   VALUE
---------------------  -------------------------------------  --------------  ---------------------------------------  ------------
                       Industrial Conglomerates - 0.4%               344,000  Fraser and Neave Ltd.                    $  1,319,960
                                                                     316,000  Keppel Corp. Ltd.                           3,063,211
                                                                                                                       ------------
                                                                                                                          4,383,171
                                                                                                                       ------------
                       Real Estate Investment Trusts                  19,800  Parkway Life Real Estate Investment
                       (REITs) - 0.0%                                         Trust (j)                                      16,928
                       Real Estate Management &                      258,625  CapitaLand Ltd.                             1,418,912
                       Development - 0.2%
                                                                      99,329  Keppel Land Ltd.                              554,985
                                                                                                                       ------------
                                                                                                                          1,973,897
                                                                                                                       ------------
                       Trading Companies &                           205,467  Noble Group Ltd.                              300,144
                       Distributors - 0.0%
                       Wireless Telecommunication                    488,430  MobileOne Ltd.                                674,037
                       Services - 0.1%
                                                                                                                       ------------
                                                                              TOTAL COMMON STOCKS IN SINGAPORE           12,342,539
                                                                                                                       ------------
SOUTH AFRICA - 0.1%    Metals & Mining - 0.1%                         26,700  Gold Fields Ltd. (i)                          483,003
                       Oil, Gas & Consumable Fuels - 0.0%              7,300  Sasol Ltd.                                    313,646
                       Paper & Forest Products - 0.0%                  6,051  Mondi Ltd.                                     60,077
                                                                                                                       ------------
                                                                              TOTAL COMMON STOCKS IN SOUTH AFRICA           856,726
                                                                                                                       ------------
SOUTH KOREA - 2.4%     Chemicals - 0.2%                               27,100  Samsung Fine Chemicals Co., Ltd.            1,812,194
                       Commercial Banks - 0.2%                        18,700  Daegu Bank                                    346,334
                                                                       8,400  Hana Financial Group, Inc.                    396,045
                                                                      10,100  Kookmin Bank                                  840,931
                                                                      19,900  Pusan Bank                                    365,297
                                                                                                                       ------------
                                                                                                                          1,948,607
                                                                                                                       ------------
                       Diversified Telecommunication                  94,000  KT Corp. (i)                                2,354,700
                       Services - 0.2%
                       Electric Utilities - 0.1%                      31,200  Korea Electric Power Corp.                  1,462,500
                       Electrical Equipment - 0.2%                    16,000  LS Cable Ltd.                               1,993,007
                       Electronic Equipment &                         23,000  Fine DNC Co., Ltd.                            113,718
                       Instruments - 0.0%
                                                                      20,500  Interflex Co., Ltd.                           106,398
                                                                                                                       ------------
                                                                                                                            220,116
                                                                                                                       ------------
                       Food Products - 0.2%                            3,663  CJ Cheil Jedang Corp. (j)                     920,553
                                                                       6,237  CJ Corp.                                      480,451
                                                                       1,100  Nong Shim Co., Ltd.                           271,034
                                                                                                                       ------------
                                                                                                                          1,672,038
                                                                                                                       ------------
                       Hotels, Restaurants & Leisure - 0.1%           97,918  Paradise Co. Ltd.                             501,787
                       Insurance - 0.2%                               15,900  Dongbu Insurance Co., Ltd.                    667,133
                                                                      58,000  Korean Reinsurance Co.                        820,695
                                                                      82,122  Meritz Fire & Marine Insurance Co. Ltd.       896,415
                                                                                                                       ------------
                                                                                                                          2,384,243
                                                                                                                       ------------
                       Metals & Mining - 0.6%                          2,587  POSCO                                       1,902,372
                                                                      19,500  POSCO (i)                                   3,486,015
                                                                                                                       ------------
                                                                                                                          5,388,387
                                                                                                                       ------------
                       Multiline Retail - 0.0%                         9,400  Lotte Shopping Co. (a)(i)                     200,295
                       Textiles, Apparel & Luxury                     11,053  Cheil Industries, Inc.                        739,121
                       Goods - 0.1%

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)   (IN U.S. DOLLARS)

       COUNTRY                        INDUSTRY                  SHARES HELD                COMMON STOCKS                   VALUE
---------------------  -------------------------------------  --------------  ---------------------------------------  ------------
                       Tobacco - 0.2%                                 26,900  KT&G Corp.                               $  2,101,563
                       Wireless Telecommunication                      3,300  SK Telecom Co., Ltd.                          757,212
                       Services - 0.1%
                                                                                                                       ------------
                                                                              TOTAL COMMON STOCKS IN SOUTH KOREA         23,535,770
                                                                                                                       ------------
SPAIN - 0.2%           Commercial Banks - 0.2%                       113,035  Banco Santander SA                          2,196,904
                       Transportation Infrastructure - 0.0%           23,625  Cintra Concesiones de Infraestructuras
                                                                              de Transporte SA                              359,787
                                                                                                                       ------------
                                                                              TOTAL COMMON STOCKS IN SPAIN                2,556,691
                                                                                                                       ------------
SWEDEN - 0.2%          Diversified Financial Services - 0.2%          65,651  Investor AB                                 1,686,076
                                                                                                                       ------------
                                                                              TOTAL COMMON STOCKS IN SWEDEN               1,686,076
                                                                                                                       ------------
SWITZERLAND - 1.2%     Capital Markets - 0.3%                         27,484  Credit Suisse Group                         1,824,791
                                                                      34,398  UBS AG                                      1,849,530
                                                                                                                       ------------
                                                                                                                          3,674,321
                                                                                                                       ------------
                       Food Products - 0.5%                           10,424  Nestle SA Registered Shares                 4,682,630
                       Insurance - 0.1%                               11,953  Swiss Reinsurance Registered Shares         1,064,656
                       Pharmaceuticals - 0.3%                         46,154  Novartis AG Registered Shares               2,547,043
                                                                                                                       ------------
                                                                              TOTAL COMMON STOCKS IN SWITZERLAND         11,968,650
                                                                                                                       ------------
TAIWAN - 0.7%          Commercial Banks - 0.0%                       452,320  Chinatrust Financial Holding Co. (j)          331,946
                                                                     150,337  SinoPac Financial Holdings Co., Ltd.           70,021
                                                                     157,943  Taishin Financial Holdings Co., Ltd.           79,855
                                                                                                                       ------------
                                                                                                                            481,822
                                                                                                                       ------------
                       Construction Materials - 0.2%               1,122,989  Taiwan Cement Corp.                         1,837,525
                       Diversified Financial Services - 0.0%         302,500  Fubon Financial Holding Co. Ltd.              258,147
                       Diversified Telecommunication                 217,844  Chunghwa Telecom Co. Ltd.                     407,185
                       Services - 0.2%
                                                                     100,953  Chunghwa Telecom Co. Ltd. (i)               1,865,622
                                                                                                                       ------------
                                                                                                                          2,272,807
                                                                                                                       ------------
                       Electronic Equipment &                        381,288  Delta Electronics, Inc.                     1,477,951
                       Instruments - 0.2%
                       Insurance - 0.1%                              261,059  Cathay Financial Holding Co., Ltd.            617,550
                                                                                                                       ------------
                                                                              TOTAL COMMON STOCKS IN TAIWAN               6,945,802
                                                                                                                       ------------
THAILAND - 0.6%        Commercial Banks - 0.2%                       566,100  Siam Commercial Bank PCL                    1,304,797
                       Construction Materials - 0.1%                 106,000  Siam Cement PCL Foreign Shares                804,085
                       Electronic Equipment &                        547,800  Hana Microelectronics PCL                     393,169
                       Instruments - 0.0%
                       Food Products - 0.0%                          197,800  Thai Union Frozen Products PCL Foreign
                                                                              Shares                                        139,657
                       Oil, Gas & Consumable Fuels - 0.3%            269,300  PTT Exploration & Production PCL            1,068,557
                                                                     178,500  PTT PCL                                     1,749,847
                                                                                                                       ------------
                                                                                                                          2,818,404
                                                                                                                       ------------
                       Transportation Infrastructure - 0.0%           89,300  Airports of Thailand PCL                      161,535
                                                                     256,600  Bangkok Expressway PCL Foreign Shares         186,414
                                                                                                                       ------------
                                                                                                                            347,949
                                                                                                                       ------------
                                                                              TOTAL COMMON STOCKS IN THAILAND             5,808,061
                                                                                                                       ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)   (IN U.S. DOLLARS)

       COUNTRY                        INDUSTRY                  SHARES HELD                COMMON STOCKS                   VALUE
---------------------  -------------------------------------  --------------  ---------------------------------------  ------------
United Kingdom -       Aerospace & Defense - 0.2%                    187,974  BAE Systems Plc                          $  1,897,970
3.6%
                       Beverages - 0.1%                               15,500  Diageo Plc (i)                              1,359,815
                       Commercial Banks - 0.3%                        84,787  Barclays Plc                                1,033,036
                                                                     106,963  HBOS Plc                                    2,001,343
                                                                                                                       ------------
                                                                                                                          3,034,379
                                                                                                                       ------------
                       Diversified Financial Services - 0.0%         301,004  Guinness Peat Group Plc                       447,077
                       Food Products - 0.4%                           36,600  Cadbury Schweppes Plc (i)                   1,702,632
                                                                      42,000  Premier Foods Plc                             191,628
                                                                      69,565  Unilever Plc                                2,198,992
                                                                                                                       ------------
                                                                                                                          4,093,252
                                                                                                                       ------------
                       Insurance - 0.3%                               75,666  Aviva Plc                                   1,139,418
                                                                     104,673  Prudential Plc                              1,609,415
                                                                                                                       ------------
                                                                                                                          2,748,833
                                                                                                                       ------------
                       Metals & Mining - 0.6%                         89,546  Anglo American Plc                          5,977,041
                       Oil, Gas & Consumable Fuels - 0.5%             12,400  Royal Dutch Shell Plc (i)                   1,019,032
                                                                      83,265  Royal Dutch Shell Plc Class B               3,427,637
                                                                                                                       ------------
                                                                                                                          4,446,669
                                                                                                                       ------------
                       Paper & Forest Products - 0.0%                 15,127  Mondi Plc                                     142,722
                       Pharmaceuticals - 0.3%                         86,093  GlaxoSmithKline Plc                         2,284,610
                       Specialty Retail - 0.1%                       136,826  Kesa Electricals Plc                          770,549
                       Tobacco - 0.2%                                 52,379  British American Tobacco Plc                1,877,568
                       Wireless Telecommunication                  1,191,247  Vodafone Group Plc                          4,301,807
                       Services - 0.6%
                                                                      44,280  Vodafone Group Plc (i)                      1,607,364
                                                                                                                       ------------
                                                                                                                          5,909,171
                                                                                                                       ------------
                                                                              TOTAL COMMON STOCKS IN THE UNITED
                                                                              KINGDOM                                    34,989,656
                                                                                                                       ------------
UNITED STATES - 21.5%  Aerospace & Defense - 0.1%                        200  Boeing Co.                                     20,998
                                                                       3,900  General Dynamics Corp.                        329,433
                                                                         600  Honeywell International, Inc.                  35,682
                                                                         400  L-3 Communications Holdings, Inc.              40,856
                                                                         300  Lockheed Martin Corp.                          32,547
                                                                         400  Northrop Grumman Corp.                         31,200
                                                                         500  Raytheon Co.                                   31,910
                                                                      13,700  Spirit Aerosystems Holdings, Inc.
                                                                              Class A (j)                                   533,478
                                                                                                                       ------------
                                                                                                                          1,056,104
                                                                                                                       ------------
                       Air Freight & Logistics - 0.0%                  2,000  FedEx Corp.                                   209,500
                       Airlines - 0.0%                                   600  Continental Airlines, Inc. Class B (j)         19,818
                       Auto Components - 0.0%                            300  Johnson Controls, Inc.                         35,433
                                                                         200  Wabco Holdings, Inc.                            9,350
                                                                                                                       ------------
                                                                                                                             44,783
                                                                                                                       ------------
                       Automobiles - 0.0%                             11,500  General Motors Corp.                          422,050

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)   (IN U.S. DOLLARS)

       COUNTRY                        INDUSTRY                  SHARES HELD                COMMON STOCKS                   VALUE
---------------------  -------------------------------------  --------------  ---------------------------------------  ------------
                       Beverages - 0.2%                               20,600  The Coca-Cola Co.                        $  1,183,882
                                                                      15,100  Constellation Brands, Inc. Class A (j)        365,571
                                                                       1,000  Pepsi Bottling Group, Inc.                     37,170
                                                                       7,300  PepsiAmericas, Inc.                           236,812
                                                                                                                       ------------
                                                                                                                          1,823,435
                                                                                                                       ------------
                       Biotechnology - 0.0%                           18,300  Senomyx, Inc. (j)(m)                          224,175
                       Capital Markets - 0.6%                            400  Ameriprise Financial, Inc.                     25,244
                                                                      53,168  The Bank of New York Mellon Corp.           2,346,835
                                                                         200  The Goldman Sachs Group, Inc.                  43,348
                                                                         300  Morgan Stanley                                 18,900
                                                                      30,800  Northern Trust Corp.                        2,041,116
                                                                      18,100  State Street Corp.                          1,233,696
                                                                                                                       ------------
                                                                                                                          5,709,139
                                                                                                                       ------------
                       Chemicals - 0.1%                                  800  Albemarle Corp.                                35,360
                                                                       1,000  Celanese Corp. Series A                        38,980
                                                                       9,400  E.I. du Pont de Nemours & Co.                 465,864
                                                                         600  Lubrizol Corp.                                 39,036
                                                                                                                       ------------
                                                                                                                            579,240
                                                                                                                       ------------
                       Commercial Banks - 0.1%                         2,900  Wachovia Corp.                                145,435
                                                                      11,700  Wells Fargo & Co.                             416,754
                                                                                                                       ------------
                                                                                                                            562,189
                                                                                                                       ------------
                       Commercial Services & Supplies - 0.0%             300  Manpower, Inc.                                 19,305
                                                                       1,200  Republic Services, Inc. Class A                39,252
                                                                                                                       ------------
                                                                                                                             58,557
                                                                                                                       ------------
                       Communications Equipment - 1.4%               331,800  3Com Corp. (j)                              1,639,092
                                                                       1,900  Avaya, Inc. (j)                                32,224
                                                                      60,500  Ciena Corp. (j)                             2,303,840
                                                                     118,800  Cisco Systems, Inc. (j)                     3,933,468
                                                                     113,100  Comverse Technology, Inc. (j)               2,239,380
                                                                      38,500  Extreme Networks, Inc. (j)                    147,840
                                                                      11,962  JDS Uniphase Corp. (j)                        178,951
                                                                      65,500  Motorola, Inc.                              1,213,715
                                                                      42,400  QUALCOMM, Inc.                              1,791,824
                                                                      13,700  Tellabs, Inc. (j)                             130,424
                                                                                                                       ------------
                                                                                                                         13,610,758
                                                                                                                       ------------
                       Computers & Peripherals - 1.1%                 28,500  Apple Computer, Inc. (j)                    4,375,890
                                                                      22,811  Hewlett-Packard Co.                         1,135,760
                                                                      32,700  International Business Machines Corp.       3,852,060
                                                                         500  Lexmark International, Inc. Class A (j)        20,765
                                                                         700  NCR Corp. (j)                                  34,860

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)   (IN U.S. DOLLARS)

       COUNTRY                        INDUSTRY                  SHARES HELD                COMMON STOCKS                   VALUE
---------------------  -------------------------------------  --------------  ---------------------------------------  ------------
                                                                     181,800  Sun Microsystems, Inc. (j)               $  1,019,898
                                                                       1,600  Western Digital Corp. (j)                      40,512
                                                                                                                       ------------
                                                                                                                         10,479,745
                                                                                                                       ------------
                       Construction & Engineering - 0.5%              31,420  Foster Wheeler Ltd. (j)                     4,124,817
                                                                      11,831  KBR, Inc. (j)                                 458,688
                                                                                                                       ------------
                                                                                                                          4,583,505
                                                                                                                       ------------
                       Consumer Finance - 0.0%                           150  Discover Financial Services, Inc.               3,120
                                                                       6,900  SLM Corp.                                     342,723
                                                                                                                       ------------
                                                                                                                            345,843
                                                                                                                       ------------
                       Containers & Packaging - 0.1%                  24,600  Crown Holdings, Inc. (j)                      559,896
                                                                      24,000  Smurfit-Stone Container Corp. (j)             280,320
                                                                                                                       ------------
                                                                                                                            840,216
                                                                                                                       ------------
                       Distributors - 0.0%                               700  Genuine Parts Co.                              35,000
                       Diversified Financial Services - 0.7%          22,600  Bank of America Corp.                       1,136,102
                                                                         400  CIT Group, Inc.                                16,080
                                                                     113,200  Citigroup, Inc.                             5,283,044
                                                                       9,100  JPMorgan Chase & Co.                          416,962
                                                                                                                       ------------
                                                                                                                          6,852,188
                                                                                                                       ------------
                       Diversified Telecommunication                  58,122  AT&T Inc. (m)                               2,459,142
                       Services - 0.6%
                                                                         500  CenturyTel, Inc.                               23,110
                                                                       2,920  Embarq Corp.                                  162,352
                                                                       2,800  Qwest Communications International
                                                                              Inc. (j)                                       25,648
                                                                      66,100  Verizon Communications, Inc.                2,926,908
                                                                      13,578  Windstream Corp.                              191,721
                                                                                                                       ------------
                                                                                                                          5,788,881
                                                                                                                       ------------
                       Electric Utilities - 0.4%                       2,000  Duke Energy Corp.                              37,380
                                                                         600  Edison International                           33,270
                                                                      17,800  Exelon Corp.                                1,341,408
                                                                      24,300  Mirant Corp. (j)                              988,524
                                                                      26,700  PPL Corp.                                   1,236,210
                                                                                                                       ------------
                                                                                                                          3,636,792
                                                                                                                       ------------
                       Electronic Equipment &                            900  Avnet, Inc. (j)                                35,874
                       Instruments - 0.1%
                                                                      15,078  Tyco Electronics Ltd.                         534,214
                                                                                                                       ------------
                                                                                                                            570,088
                                                                                                                       ------------
                       Energy Equipment & Services - 1.3%              4,700  Baker Hughes, Inc.                            424,739
                                                                      32,800  Complete Production Services, Inc. (j)        671,744
                                                                      11,000  ENSCO International, Inc.                     617,100
                                                                      19,000  GlobalSantaFe Corp.                         1,444,380
                                                                      32,700  Grant Prideco, Inc. (j)                     1,782,804
                                                                      25,060  Halliburton Co.                               962,304

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)   (IN U.S. DOLLARS)

       COUNTRY                        INDUSTRY                  SHARES HELD                COMMON STOCKS                   VALUE
---------------------  -------------------------------------  --------------  ---------------------------------------  ------------
                                                                      20,600  Key Energy Services, Inc. (j)            $    350,200
                                                                       8,000  National Oilwell Varco, Inc. (j)            1,156,000
                                                                      11,400  Noble Corp.                                   559,170
                                                                      20,400  Schlumberger Ltd.                           2,142,000
                                                                      20,000  Smith International, Inc.                   1,428,000
                                                                       5,700  Transocean, Inc. (j)                          644,385
                                                                       8,700  Weatherford International Ltd. (j)            584,466
                                                                                                                       ------------
                                                                                                                         12,767,292
                                                                                                                       ------------
                       Food & Staples Retailing - 0.1%                17,135  CVS/Caremark Corp.                            679,060
                                                                       1,100  The Kroger Co.                                 31,372
                                                                       7,982  SUPERVALU INC.                                311,378
                                                                         800  Safeway, Inc.                                  26,488
                                                                       7,600  Wal-Mart Stores, Inc.                         331,740
                                                                                                                       ------------
                                                                                                                          1,380,038
                                                                                                                       ------------
                       Food Products - 0.2%                           19,900  ConAgra Foods, Inc.                           519,987
                                                                         500  General Mills, Inc.                            29,005
                                                                         600  H.J. Heinz Co.                                 27,720
                                                                      32,418  Kraft Foods, Inc.                           1,118,745
                                                                      15,100  Sara Lee Corp.                                252,019
                                                                       1,200  Tyson Foods, Inc. Class A                      21,420
                                                                                                                       ------------
                                                                                                                          1,968,896
                                                                                                                       ------------
                       Gas Utilities - 0.0%                              700  Oneok, Inc.                                    33,180
                       Health Care Equipment &                         3,000  Bausch & Lomb, Inc.                           192,000
                       Supplies - 0.2%
                                                                       9,100  Baxter International, Inc.                    512,148
                                                                      36,200  Boston Scientific Corp. (j)                   504,990
                                                                      15,078  Covidien Ltd.                                 625,737
                                                                                                                       ------------
                                                                                                                          1,834,875
                                                                                                                       ------------
                       Health Care Providers &                        14,000  Aetna, Inc.                                   759,780
                       Services - 0.7%
                                                                       9,100  AmerisourceBergen Corp.                       412,503
                                                                         700  Cigna Corp.                                    37,303
                                                                         500  Coventry Health Care, Inc. (j)                 31,105
                                                                       4,500  DaVita, Inc. (j)                              284,310
                                                                         700  Express Scripts, Inc. (j)                      39,074
                                                                         700  Health Net, Inc. (j)                           37,835
                                                                      13,740  HealthSouth Corp. (j)(m)                      240,587
                                                                       6,300  Humana, Inc. (j)                              440,244
                                                                      11,400  Manor Care, Inc.                              734,160
                                                                       9,100  McKesson Corp.                                534,989
                                                                       9,100  Medco Health Solutions, Inc. (j)              822,549
                                                                         758  PharMerica Corp. (j)                           11,309

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)   (IN U.S. DOLLARS)

       COUNTRY                        INDUSTRY                  SHARES HELD                COMMON STOCKS                   VALUE
---------------------  -------------------------------------  --------------  ---------------------------------------  ------------
                                                                       1,200  Sierra Health Services, Inc. (j)         $     50,628
                                                                      34,000  UnitedHealth Group, Inc.                    1,646,620
                                                                      15,100  WellPoint, Inc. (j)                         1,191,692
                                                                                                                       ------------
                                                                                                                          7,274,688
                                                                                                                       ------------
                       Hotels, Restaurants & Leisure - 0.4%           27,200  McDonald's Corp.                            1,481,584
                                                                      49,700  Panera Bread Co. Class A (j)                2,027,760
                                                                                                                       ------------
                                                                                                                          3,509,344
                                                                                                                       ------------
                       Household Durables - 0.0%                         400  Black & Decker Corp.                           33,320
                                                                         400  Mohawk Industries, Inc. (j)                    32,520
                                                                         400  Whirlpool Corp.                                35,640
                                                                                                                       ------------
                                                                                                                            101,480
                                                                                                                       ------------
                       Household Products - 0.1%                         400  Energizer Holdings, Inc. (j)                   44,340
                                                                       7,900  The Procter & Gamble Co.                      555,686
                                                                                                                       ------------
                                                                                                                            600,026
                                                                                                                       ------------
                       IT Services - 0.0%                                900  Accenture Ltd. Class A                         36,225
                                                                         700  Computer Sciences Corp. (j)                    39,130
                                                                         500  DST Systems, Inc. (j)                          42,905
                                                                       1,200  Electronic Data Systems Corp.                  26,208
                                                                       1,000  Total System Services, Inc.                    27,780
                                                                                                                       ------------
                                                                                                                            172,248
                                                                                                                       ------------
                       Independent Power Producers & Energy           24,500  The AES Corp. (j)                             490,980
                       Traders - 0.1%                                    400  Constellation Energy Group, Inc.               34,316
                                                                      40,506  Dynegy, Inc. Class A (j)                      374,275
                                                                       4,900  NRG Energy, Inc. (j)                          207,221
                                                                                                                       ------------
                                                                                                                          1,106,792
                                                                                                                       ------------
                       Industrial Conglomerates - 1.2%               278,500  General Electric Co.                       11,529,900
                                                                      15,078  Tyco International Ltd.                       668,559
                                                                                                                       ------------
                                                                                                                         12,198,459
                                                                                                                       ------------
                       Insurance - 2.0%                               29,800  ACE Ltd.                                    1,804,986
                                                                      12,000  The Allstate Corp.                            686,280
                                                                      93,600  American International Group, Inc.          6,332,040
                                                                      10,500  Assurant, Inc.                                561,750
                                                                         800  Axis Capital Holdings Ltd.                     31,128
                                                                         700  CNA Financial Corp.                            27,524
                                                                         300  Chubb Corp.                                    16,092
                                                                       5,400  Darwin Professional Underwriters,
                                                                              Inc. (j)                                      116,640
                                                                      36,300  Endurance Specialty Holdings Ltd.           1,508,265
                                                                       1,600  Everest Re Group Ltd.                         176,384
                                                                      13,900  Fidelity National Title Group, Inc.
                                                                              Class A                                       242,972
                                                                         700  Genworth Financial, Inc. Class A               21,511

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)   (IN U.S. DOLLARS)

       COUNTRY                        INDUSTRY                  SHARES HELD                COMMON STOCKS                   VALUE
---------------------  -------------------------------------  --------------  ---------------------------------------  ------------
                                                                       8,300  Hartford Financial Services Group, Inc.  $    768,165
                                                                      20,100  IPC Holdings, Ltd.                            579,885
                                                                         300  Lincoln National Corp.                         19,791
                                                                         600  Loews Corp.                                    29,010
                                                                      10,600  Marsh & McLennan Cos., Inc.                   270,300
                                                                      15,500  Platinum Underwriters Holdings Ltd.           557,380
                                                                       4,900  Prudential Financial, Inc.                    478,142
                                                                      10,000  RenaissanceRe Holdings Ltd.                   654,100
                                                                      34,145  The Travelers Cos., Inc.                    1,718,859
                                                                      45,745  XL Capital Ltd. Class A                     3,623,004
                                                                                                                       ------------
                                                                                                                         20,224,208
                                                                                                                       ------------
                       Internet & Catalog Retail - 0.0%                1,500  Expedia, Inc. (j)                              47,820
                                                                       1,984  Liberty Media Holding Corp. -
                                                                              Interactive (j)                                38,113
                                                                                                                       ------------
                                                                                                                             85,933
                                                                                                                       ------------
                       Internet Software & Services - 0.4%            23,700  eBay, Inc. (j)                                924,774
                                                                       5,100  Google, Inc. Class A (j)                    2,893,077
                                                                                                                       ------------
                                                                                                                          3,817,851
                                                                                                                       ------------
                       Leisure Equipment & Products - 0.0%             1,100  Hasbro, Inc.                                   30,668
                                                                                                                       ------------
                       Life Sciences Tools & Services - 0.1%           5,600  Thermo Fisher Scientific, Inc. (j)            323,232
                                                                      12,500  Waters Corp. (j)                              836,500
                                                                                                                       ------------
                                                                                                                          1,159,732
                                                                                                                       ------------
                       Machinery - 0.0%                                  300  Deere & Co.                                    44,526
                                                                         300  Eaton Corp.                                    29,712
                                                                         500  ITT Corp.                                      33,965
                                                                         400  Parker Hannifin Corp.                          44,732
                                                                         400  SPX Corp.                                      37,024
                                                                         500  Terex Corp. (j)                                44,510
                                                                                                                       ------------
                                                                                                                            234,469
                                                                                                                       ------------
                       Marine - 0.1%                                  33,900  American Commercial Lines, Inc. (j)           804,447
                                                                                                                       ------------
                       Media - 0.5%                                    1,100  CBS Corp. Class B                              34,650
                                                                     147,718  Comcast Corp. Class A (j)                   3,571,821
                                                                       2,690  Discovery Holding Co. (j)                      77,606
                                                                       3,392  Idearc, Inc.                                  106,746
                                                                           8  Liberty Media Holding Corp. -
                                                                              Capital (j)                                       999
                                                                      21,300  Time Warner, Inc.                             391,068
                                                                       9,279  Viacom, Inc. Class B (j)                      361,603
                                                                      17,897  Virgin Media, Inc.                            434,360
                                                                                                                       ------------
                                                                                                                          4,978,853
                                                                                                                       ------------
                       Metals & Mining - 0.6%                         29,400  Alcoa, Inc.                                 1,150,128
                                                                      10,000  Freeport-McMoRan Copper & Gold, Inc.
                                                                              Class B                                     1,048,900

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)   (IN U.S. DOLLARS)

       COUNTRY                        INDUSTRY                  SHARES HELD                COMMON STOCKS                   VALUE
---------------------  -------------------------------------  --------------  ---------------------------------------  ------------
                                                                      86,400  Newmont Mining Corp.                     $  3,864,672
                                                                         400  United States Steel Corp.                      42,376
                                                                                                                       ------------
                                                                                                                          6,106,076
                                                                                                                       ------------
                       Multi-Utilities - 0.0%                         21,300  CMS Energy Corp.                              358,266
                                                                       1,500  CenterPoint Energy, Inc.                       24,045
                                                                         500  Sempra Energy                                  29,060
                                                                                                                       ------------
                                                                                                                            411,371
                                                                                                                       ------------
                       Multiline Retail - 0.0%                         1,200  Big Lots, Inc. (j)                             35,808
                                                                         900  Family Dollar Stores, Inc.                     23,904
                                                                         100  Sears Holdings Corp. (j)                       12,720
                                                                                                                       ------------
                                                                                                                             72,432
                                                                                                                       ------------
                       Office Electronics - 0.0%                       1,500  Xerox Corp. (j)                                26,010
                                                                                                                       ------------
                       Oil, Gas & Consumable Fuels - 2.7%             11,100  Anadarko Petroleum Corp.                      596,625
                                                                       6,800  Apache Corp.                                  612,408
                                                                      27,212  Chevron Corp.                               2,546,499
                                                                      22,700  ConocoPhillips                              1,992,379
                                                                      50,200  Consol Energy, Inc.                         2,339,320
                                                                      18,300  Devon Energy Corp.                          1,522,560
                                                                     244,800  El Paso Corp.                               4,154,256
                                                                      64,950  Exxon Mobil Corp.                           6,011,772
                                                                      19,300  Foundation Coal Holdings, Inc.                756,560
                                                                       9,800  Hess Corp.                                    651,994
                                                                      15,800  Marathon Oil Corp.                            900,916
                                                                      11,100  Murphy Oil Corp.                              775,779
                                                                         600  Noble Energy, Inc.                             42,024
                                                                      17,250  Occidental Petroleum Corp.                  1,105,380
                                                                      30,300  Peabody Energy Corp.                        1,450,461
                                                                      26,300  Rosetta Resources, Inc. (a)(j)                482,342
                                                                       8,075  Stone Energy Corp. (j)                        323,081
                                                                         400  Sunoco, Inc.                                   28,312
                                                                         600  Tesoro Corp.                                   27,612
                                                                         600  Valero Energy Corp.                            40,308
                                                                                                                       ------------
                                                                                                                         26,360,588
                                                                                                                       ------------
                       Paper & Forest Products - 0.1%                 18,700  International Paper Co.                       670,769
                       Personal Products - 0.0%                       13,200  Avon Products, Inc.                           495,396
                       Pharmaceuticals - 1.5%                         12,600  Abbott Laboratories                           675,612
                                                                      47,200  Bristol-Myers Squibb Co.                    1,360,304
                                                                      16,200  Eli Lilly & Co.                               922,266
                                                                      49,800  Johnson & Johnson                           3,271,860
                                                                      31,900  Merck & Co., Inc.                           1,648,911

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)   (IN U.S. DOLLARS)

       COUNTRY                        INDUSTRY                  SHARES HELD                COMMON STOCKS                   VALUE
---------------------  -------------------------------------  --------------  ---------------------------------------  ------------
                                                                     167,500  Pfizer, Inc.                             $  4,092,025
                                                                      36,200  Schering-Plough Corp.                       1,145,006
                                                                      31,500  Valeant Pharmaceuticals International         487,620
                                                                      20,500  Wyeth                                         913,275
                                                                                                                       ------------
                                                                                                                         14,516,879
                                                                                                                       ------------
                       Real Estate Investment Trusts                   5,713  Ventas, Inc.                                  236,518
                       (REITs) - 0.0%
                       Real Estate Management &                       24,100  The St. Joe Co.                               810,001
                       Development - 0.1%
                       Road & Rail - 1.0%                             31,500  Burlington Northern Santa Fe Corp.          2,556,855
                                                                         900  CSX Corp.                                      38,457
                                                                      16,800  Norfolk Southern Corp.                        872,088
                                                                      57,900  Union Pacific Corp.                         6,546,174
                                                                                                                       ------------
                                                                                                                         10,013,574
                                                                                                                       ------------
                       Semiconductors & Semiconductor                 33,400  Applied Materials, Inc.                       691,380
                       Equipment - 0.2%
                                                                      31,600  Genesis Microchip, Inc. (j)                   247,744
                                                                      33,300  Intel Corp.                                   861,138
                                                                       1,200  Intersil Corp. Class A                         40,116
                                                                       9,631  LSI Logic Corp. (j)                            71,462
                                                                       1,100  Novellus Systems, Inc. (j)                     29,986
                                                                                                                       ------------
                                                                                                                          1,941,826
                                                                                                                       ------------
                       Software - 1.2%                                   800  BMC Software, Inc. (j)                         24,984
                                                                     107,052  CA, Inc.                                    2,753,377
                                                                       1,400  Cadence Design Systems, Inc. (j)               31,066
                                                                         900  McAfee, Inc. (j)                               31,383
                                                                     277,600  Microsoft Corp.                             8,178,096
                                                                      23,300  Novell, Inc. (j)                              178,012
                                                                       1,200  Synopsys, Inc. (j)                             32,496
                                                                      95,700  TIBCO Software, Inc. (j)                      707,223
                                                                                                                       ------------
                                                                                                                         11,936,637
                                                                                                                       ------------
                       Specialty Retail - 0.0%                           300  AutoZone, Inc. (j)                             34,842
                                                                         400  The Sherwin-Williams Co.                       26,284
                                                                                                                       ------------
                                                                                                                             61,126
                                                                                                                       ------------
                       Textiles, Apparel & Luxury                      1,887  Hanesbrands, Inc. (j)                          52,949
                       Goods - 0.0%
                                                                      77,700  Unifi, Inc. (j)                               213,675
                                                                                                                       ------------
                                                                                                                            266,624
                                                                                                                       ------------
                       Thrifts & Mortgage Finance - 0.0%               7,100  Fremont General Corp.                          27,690
                       Tobacco - 0.1%                                 16,500  Altria Group, Inc.                          1,147,245
                                                                         400  Loews Corp. - Carolina Group                   32,892
                                                                         500  UST, Inc.                                      24,800
                                                                                                                       ------------
                                                                                                                          1,204,937
                                                                                                                       ------------
                       Trading Companies &                               400  W.W. Grainger, Inc.                            36,476
                       Distributors - 0.0%

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)   (IN U.S. DOLLARS)

       COUNTRY                        INDUSTRY                  SHARES HELD                COMMON STOCKS                   VALUE
---------------------  -------------------------------------  --------------  ---------------------------------------  ------------
                       Transportation Infrastructure - 0.3%           67,000  Macquarie Infrastructure Co. LLC         $  2,585,530
                       Wireless Telecommunication                     14,600  Alltel Corp.                                1,017,328
                       Services - 0.3%
                                                                     112,000  Sprint Nextel Corp.                         2,128,000
                                                                         500  Telephone & Data Systems, Inc.                 33,375
                                                                                                                       ------------
                                                                                                                          3,178,703
                                                                                                                       ------------
                                                                              TOTAL COMMON STOCKS IN THE UNITED
                                                                              STATES                                    212,694,648
                                                                                                                       ------------
                                                                              TOTAL COMMON STOCKS
                                                                              (COST - $352,161,192) - 52.6%             520,642,160
                                                                                                                       ------------
                                                                                          PREFERRED STOCKS
United States - 0.4%   Insurance - 0.1%                                4,200  IPC Holdings, Ltd., 7.25% (f)                 112,350
                                                                      22,500  Metlife, Inc. Series B, 6.375% (f)            771,750
                                                                                                                       ------------
                                                                                                                            884,100
                                                                                                                       ------------
                       Oil, Gas & Consumable Fuels - 0.1%                510  El Paso Corp., 4.99% (a)(f)                   719,801
                       Thrifts & Mortgage Finance - 0.2%                  24  Fannie Mae Series 2004-1, 5.375% (f)        2,347,245
                                                                                                                       ------------
                                                                              TOTAL PREFERRED STOCKS
                                                                              (COST - $3,570,000) - 0.4%                  3,951,146
                                                                                                                       ------------
                                                                                        EXCHANGE-TRADED FUNDS
                                                                      66,100  Consumer Staples Select Sector SPDR
                                                                              Fund (m)                                    1,847,495
                                                                      66,300  Health Care Select Sector SPDR Fund         2,347,020
                                                                      34,500  iShares Dow Jones US Telecommunications
                                                                              Sector Index Fund                           1,167,825
                                                                       2,500  iShares Dow Jones US Utilities Sector
                                                                              Index Fund                                    242,425
                                                                      16,100  iShares Silver Trust (j)                    2,201,997
                                                                     232,600  streetTRACKS(R) Gold Trust (j)             17,096,100
                                                                       8,900  Telecom HOLDRs Trust                          368,460
                                                                      97,800  Utilities Select Sector SPDR Fund           3,901,242
                                                                       1,100  Vanguard Telecommunication Services ETF        91,377
                                                                                                                       ------------
                                                                              TOTAL EXCHANGE-TRADED FUNDS
                                                                              (COST - $26,066,395) - 3.0%                29,263,941
                                                                                                                       ------------
                                                                                             MUTUAL FUNDS
Vietnam - 0.3%                                                       350,261  Vietnam Enterprise Investments Ltd. -
                                                                              R Shares (j)                                1,751,305
                                                                   1,253,700  Vinaland Ltd. (j)                           1,893,087
                                                                                                                       ------------
                                                                              TOTAL MUTUAL FUNDS
                                                                              (COST - $2,961,507) - 0.3%                  3,644,392
                                                                                                                       ------------
                                                                                           WARRANTS (C)
Canada - 0.0%          Metals & Mining - 0.0%                         80,000  Peak Gold Ltd. (expires 4/03/2012)             23,325
                                                                                                                       ------------
                                                                              TOTAL WARRANTS IN CANADA                       23,325
                                                                                                                       ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)   (IN U.S. DOLLARS)

       COUNTRY                        INDUSTRY                  SHARES HELD                WARRANTS(C)                     VALUE
---------------------  -------------------------------------  --------------  ---------------------------------------  ------------
United States - 0.0%   Communications Equipment - 0.0%                17,905  Lucent Technologies, Inc.
                                                                              (expires 12/10/2007)                     $        197
                       Diversified Telecommunication                     795  AboveNet, Inc. (expires 9/08/2008)             39,750
                       Services - 0.0%
                                                                         936  AboveNet, Inc. (expires 9/08/2010)             46,800
                                                                                                                       ------------
                                                                                                                             86,550
                                                                                                                       ------------
                       Paper & Forest Products - 0.0%                  1,250  Mandra Forestry Finance Ltd.
                                                                              (expires 5/15/2013)                                 0
                                                                                                                       ------------
                                                                              TOTAL WARRANTS IN THE UNITED STATES            86,747
                                                                                                                       ------------
                                                                              TOTAL WARRANTS
                                                                              (COST - $255,827) - 0.0%                      110,072
                                                                                                                       ------------
                                                                                      FIXED INCOME SECURITIES

                                                                FACE AMOUNT                CORPORATE BONDS
                                                              --------------  ---------------------------------------
Brazil - 0.1%          Commercial Banks - 0.0%                USD    275,000  Banco Nacional de Desenvolvimento
                                                                              Economico e Social, 5.84% due
                                                                              6/16/2008 (n)                                 273,075
                       Food Products - 0.1%                          285,000  Cosan Finance Ltd., 7% due 2/01/2017(a)       273,600
                                                                     400,000  Cosan SA Industria e Comercio, 9%
                                                                              due 11/01/2009 (a)                            422,000
                                                                                                                       ------------
                                                                                                                            695,600
                                                                                                                       ------------
                       Metals & Mining - 0.0%                 BRL     10,296  Cia Vale do Rio Doce (s)                            0
                                                                                                                       ------------
                                                                              TOTAL CORPORATE BONDS IN BRAZIL               968,675
                                                                                                                       ------------
CANADA - 0.0%          Wireless Telecommunication             CAD    325,000  Rogers Wireless Communications, Inc.,
                       Services - 0.0%                                        7.625% due 12/15/2011                         351,078
                                                                                                                       ------------
                                                                              TOTAL CORPORATE BONDS IN CANADA               351,078
                                                                                                                       ------------
CHILE - 0.3%           Electric Utilities - 0.3%              USD  2,905,193  Empresa Electrica del Norte Grande SA,
                                                                              6% due 11/05/2017 (g)(r)                    2,803,511
                                                                                                                       ------------
                                                                              TOTAL CORPORATE BONDS IN CHILE              2,803,511
                                                                                                                       ------------
CHINA - 0.2%           Automobiles - 0.1%                            480,000  Brilliance China Finance Ltd., 0%
                                                                              due 6/07/2011 (f)(k)                          598,224
                       Food Products - 0.1%                          660,000  Chaoda Modern Agriculture Holdings
                                                                              Ltd., 7.75% due 2/08/2010                     641,850
                                                              HKD  4,210,000  Chaoda Modern Agriculture Holdings
                                                                              Ltd., 0% due 5/08/2011 (f)(k)                 658,671
                                                                                                                       ------------
                                                                                                                          1,300,521
                                                                                                                       ------------
                                                                              TOTAL CORPORATE BONDS IN CHINA              1,898,745
                                                                                                                       ------------
EUROPE - 0.6%          Commercial Banks - 0.6%                BRL  1,000,000  European Investment Bank, 0%
                                                                              due 5/01/2008 (k)                             513,814
                                                                   5,181,190  European Investment Bank, 0%
                                                                              due 9/12/2008 (a)(k)                        2,562,049
                                                                   6,160,000  European Investment Bank, 0%
                                                                              due 9/21/2010 (a)(k)                        2,441,696
                                                                                                                       ------------
                                                                              TOTAL CORPORATE BONDS IN EUROPE             5,517,559
                                                                                                                       ------------
FRANCE - 0.4%          Commercial Banks - 0.4%                EUR  2,750,000  ERAP, 3.375% due 4/25/2008                  3,905,742
                                                                                                                       ------------
                                                                              TOTAL CORPORATE BONDS IN FRANCE             3,905,742
                                                                                                                       ------------
GERMANY - 0.7%         Commercial Banks - 0.7%                GBP    700,000  KfW - Kreditanstalt fuer Wiederaufbau,
                                                                              5.375% due 12/07/2007                       1,431,150

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)   (IN U.S. DOLLARS)

       COUNTRY                        INDUSTRY                  FACE AMOUNT                CORPORATE BONDS                 VALUE
---------------------  -------------------------------------  --------------  ---------------------------------------  ------------
                                                              GBP    700,000  KfW - Kreditanstalt fuer Wiederaufbau,
                                                                              4.50% due 12/07/2008                     $  1,413,160
                                                              EUR  2,000,000  KfW - Kreditanstalt fuer Wiederaufbau,
                                                                              4.25% due 7/04/2014                         2,828,023
                                                              JPY120,000,000  Norddeutsche Landesbank Girozentrale,
                                                                              0.45% due 1/19/2009                         1,037,220
                                                                                                                       ------------
                                                                              TOTAL CORPORATE BONDS IN GERMANY            6,709,553
                                                                                                                       ------------
HONG KONG - 0.2%       Industrial Conglomerates - 0.1%        USD    725,000  Hutchison Whampoa International 03/33
                                                                              Ltd., 5.45% due 11/24/2010                    732,658
                       Real Estate Management &                      400,000  Hongkong Land CB 2005 Ltd., 2.75%
                       Development - 0.1%                                     due 12/21/2012 (f)                            495,625
                                                                                                                       ------------
                                                                              TOTAL CORPORATE BONDS IN HONG KONG          1,228,283
                                                                                                                       ------------
INDIA - 0.8%           Automobiles - 0.1%                            975,000  Tata Motors Ltd., 1% due 4/27/2011 (f)
                       Beverages - 0.0%                               80,000  McDowell & Co. Ltd., 2%                     1,203,813
                                                                              due 3/30/2011 (f)
                       Metals & Mining - 0.1%                        500,000  Gujarat NRE Coke Ltd., 0%                     189,000
                                                                              due 4/12/2011 (f)(k)                          725,000
                       Thrifts & Mortgage Finance - 0.2%             800,000  Housing Development Finance Corp., 0%
                                                                              due 9/27/2010 (f)(k)                        1,548,000
                       Transportation Infrastructure - 0.1%          600,000  Punj Lloyd Ltd., 0%
                                                                              due 4/08/2011 (f)(k)                          771,000
                       Wireless Telecommunication                    575,000  Reliance Communications Ltd., 0%
                                                                              due 5/10/2011 (f)(k)                          819,440
                       Services - 0.3%
                                                                   2,400,000  Reliance Communications Ltd., 0%
                                                                              due 3/01/2012 (f)(k)                        2,832,000
                                                                                                                       ------------
                                                                                                                          3,651,440
                                                                                                                       ------------
                                                                              TOTAL CORPORATE BONDS IN INDIA              8,088,253
                                                                                                                       ------------
JAPAN - 0.3%           Commercial Banks - 0.3%                JPY 80,000,000  The Bank of Kyoto Ltd. Series 1, 1.90%
                                                                              due 9/30/2009 (f)                           1,533,416
                                                                 200,000,000  International Bank for Reconstruction
                                                                              & Development Series 670, 2%
                                                                              due 2/18/2008                               1,746,906
                                                                  17,000,000  The Mie Bank Ltd., 1%
                                                                              due 10/31/2011 (f)                            165,834
                                                                                                                       ------------
                                                                                                                          3,446,156
                                                                                                                       ------------
                       Insurance - 0.0%                           20,000,000  ASIF II, 1.20% due 3/20/2008                  173,886
                                                                              TOTAL CORPORATE BONDS IN JAPAN              3,620,042
MALAYSIA - 0.8%        Diversified Financial Services - 0.2%  USD    800,000  Feringghi Capital Ltd., 0%
                                                                              due 12/22/2009 (f)(k)                         932,000
                                                              MYR  2,225,000  Johor Corp., 1% due 7/31/2009                 757,447
                                                                                                                       ------------
                                                                                                                          1,689,447
                                                                                                                       ------------
                       Diversified Telecommunication          USD  2,800,000  Rafflesia Capital Ltd., 1.25%
                       Services - 0.3%                                        due 10/04/2011 (f)                          3,119,629
                       Hotels, Restaurants & Leisure - 0.1%   MYR  1,680,000  Berjaya Land Bhd, 8% due 8/15/2011 (f)        506,588
                                                                     580,000  Resorts World Bhd, 0%
                                                                              due 9/19/2008 (f)(k)                          242,553
                                                                                                                       ------------
                                                                                                                            749,141
                                                                                                                       ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)   (IN U.S. DOLLARS)

       COUNTRY                        INDUSTRY                  FACE AMOUNT                CORPORATE BONDS                 VALUE
---------------------  -------------------------------------  --------------  ---------------------------------------  ------------
                       Multi-Utilities - 0.2%                 USD  1,500,000  YTL Power Finance Cayman Ltd., 0%
                                                                              due 5/09/2010 (f)(k)                     $  1,785,000
                                                                                                                       ------------
                                                                              TOTAL CORPORATE BONDS IN MALAYSIA           7,343,217
                                                                                                                       ------------
NETHERLANDS - 0.0%     Semiconductors & Semiconductor                265,000  ASM International NV, 4.25%
                       Equipment - 0.0%                                       due 12/06/2011 (a)(f)                         372,988
                                                                      70,000  ASM International NV, 4.25%
                                                                              due 12/06/2011 (f)                             96,502
                                                                                                                       ------------
                                                                              TOTAL CORPORATE BONDS IN THE
                                                                              NETHERLANDS                                   469,490
                                                                                                                       ------------
SINGAPORE - 0.3%       Commercial Banks - 0.0%                SGD    250,000  Somerset Global, 0%
                                                                              due 1/12/2009 (f)(k)                          247,391
                       Oil, Gas & Consumable Fuels - 0.1%     USD    500,000  Enercoal Resources Series BUMI, 0%
                                                                              due 6/22/2012 (f)(k)                          727,500
                       Real Estate Management &               SGD  1,000,000  CapitaLand Ltd., 2.10%
                       Development - 0.2%                                     due 11/15/2016 (f)                            810,677
                                                                     800,000  Keppel Land Ltd., 2.50% due
                                                                              6/23/2013 (f)                                 737,207
                                                                                                                       ------------
                                                                                                                          1,547,884
                                                                                                                       ------------
                                                                              TOTAL CORPORATE BONDS IN SINGAPORE          2,522,775
                                                                                                                       ------------
SOUTH KOREA - 0.1%     Wireless Telecommunication             USD     50,000  LG Telecom Ltd., 8.25% due 7/15/2009           51,973
                       Services - 0.1%
                                                                     900,000  LG Telecom Ltd., 8.25%
                                                                              due 7/15/2009 (a)                             931,500
                                                                                                                       ------------
                                                                              TOTAL CORPORATE BONDS IN SOUTH KOREA          983,473
                                                                                                                       ------------
SWEDEN - 0.1%          Diversified Financial Services - 0.1%  TRY  1,396,720  Svensk Exportkredit AB, 10.50%
                                                                              due 9/29/2015                                 960,462
                                                                                                                       ------------
                                                                              TOTAL CORPORATE BONDS IN SWEDEN               960,462
                                                                                                                       ------------
TAIWAN - 0.0%          Insurance - 0.0%                       USD     40,000  Shin Kong Financial Holding Co. Ltd.,
                                                                              0% due 6/17/2009 (f)(k)                        44,476
                                                                                                                       ------------
                                                                              TOTAL CORPORATE BONDS IN TAIWAN                44,476
                                                                                                                       ------------
UNITED ARAB            Real Estate Management &                    1,900,000  Aldar Funding Ltd., 5.767%
EMIRATES- 0.2%         Development - 0.2%                                     due 11/10/2011 (f)                          2,436,750
                                                                                                                       ------------
                                                                              TOTAL CORPORATE BONDS IN THE UNITED
                                                                              ARAB EMIRATES                               2,436,750
                                                                                                                       ------------
UNITED STATES - 1.1%   Airlines - 0.0%                               356,242  Northwest Airlines, Inc. Series
                                                                              1999-3-B, 9.485% due 10/01/2016 (g)(h)         53,436
                       Biotechnology - 0.0%                          150,000  Cell Genesys, Inc., 3.125%
                                                                              due 11/01/2011 (f)                            124,313
                                                                     200,000  Nabi Biopharmaceuticals, 2.875%
                                                                              due 4/15/2025 (f)                             169,000
                                                                                                                       ------------
                                                                                                                            293,313
                                                                                                                       ------------
                       Commercial Banks - 0.2%                       400,000  Preferred Term Securities XXIV, Ltd.,
                                                                              5.965% due 3/22/2037 (a)(n)                   322,000
                                                                     500,000  Preferred Term Securities XXV, Ltd.,
                                                                              5.758% due 6/22/2037 (n)                      416,250
                                                                     500,000  Preferred Term Securities XXVI, Ltd.,
                                                                              6.191% due 9/22/2037 (n)                      418,750
                                                                     500,000  Preferred Term Securities XXVII, Ltd.,
                                                                              6.29% due 12/22/2037 (n)                      501,250
                                                                                                                       ------------
                                                                                                                          1,658,250
                                                                                                                       ------------
                       Containers & Packaging - 0.0%                 375,000  Crown Cork & Seal Co., Inc., 7.50%            334,219
                                                                              due 12/15/2096

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)   (IN U.S. DOLLARS)

       COUNTRY                        INDUSTRY                  FACE AMOUNT                CORPORATE BONDS                 VALUE
---------------------  -------------------------------------  --------------  ---------------------------------------  ------------
                       Diversified Financial Services - 0.3%  JPY300,000,000  General Electric Capital Corp., 0.801%
                                                                              due 1/15/2010 (n)                        $  2,611,563
                                                              USD    100,000  Triad Acquisition Corp. Series B,
                                                                              11.125% due 5/01/2013                          85,500
                                                                                                                       ------------
                                                                                                                          2,697,063
                                                                                                                       ------------
                       Food Products - 0.1%                        1,050,000  IOI Capital Bhd Series IOI, 0%
                                                                              due 12/18/2011 (f)(k)                       1,349,250
                       Health Care Providers &                       600,000  Tenet Healthcare Corp., 9.25%
                       Services - 0.1%                                        due 2/01/2015                                 529,500
                       Hotels, Restaurants & Leisure - 0.0%          220,000  Uno Restaurant Corp., 10%
                                                                              due 2/15/2011 (a)                             176,000
                       Independent Power Producers &          GBP    213,000  The AES Corp., 8.375% due 3/01/2011
                       Energy Traders - 0.1%                                                                                422,723
                                                              USD    400,000  Calpine Corp., 8.75%
                                                                              due 7/15/2013 (a)(h)                          436,000
                                                                      12,200  Calpine Generating Company LLC, 9.07%
                                                                              due 4/01/2009 (h)                                 458
                                                                     126,936  Calpine Generating Company LLC, 11.07%
                                                                              due 4/01/2010 (g)(h)                           33,638
                                                                                                                       ------------
                                                                                                                            892,819
                                                                                                                       ------------
                       Insurance - 0.0%                              291,000  Fortis Insurance NV, 7.75%
                                                                              due 1/26/2008 (a)(f)                          389,300
                       Oil, Gas & Consumable Fuels - 0.1%            325,000  McMoRan Exploration Co., 5.25%
                                                                              due 10/06/2011 (a)(f)                         361,156
                                                                     560,000  McMoRan Exploration Co., 5.25%
                                                                              due 10/06/2011 (f)                            622,300
                                                                                                                       ------------
                                                                                                                            983,456
                                                                                                                       ------------
                       Paper & Forest Products - 0.1%              1,250,000  Mandra Forestry, 12%
                                                                              due 5/15/2013 (a)(q)                        1,212,500
                       Wireless Telecommunication                    800,000  Nextel Communications, Inc., 5.25%
                       Services - 0.1%                                        due 1/15/2010 (f)                             798,000
                                                                                                                       ------------
                                                                              TOTAL CORPORATE BONDS IN THE UNITED
                                                                              STATES                                     11,367,106
                                                                                                                       ------------
                                                                              TOTAL CORPORATE BONDS
                                                                              (COST - $54,353,907) - 6.2%                61,219,190
                                                                                                                       ------------
                                                                                    ASSET-BACKED SECURITIES (B)
                                                                     300,000  Latitude CLO Ltd. Series 2005-1I Class
                                                                              SUB, 0% due 12/15/2017 (a)(k)                 257,070
                                                                                                                       ------------
                                                                              TOTAL ASSET-BACKED SECURITIES
                                                                              (COST - $287,394) - 0.0%                      257,070
                                                                                                                       ------------
                                                                                   FOREIGN GOVERNMENT OBLIGATIONS
                                                              AUD  1,315,000  Australian Government Bonds, 8.75%
                                                                              due 8/15/2008                               1,190,038
                                                                   1,315,000  Australia Government International
                                                                              Bond Series 909, 7.50% due 9/15/2009        1,189,411
                                                                   2,625,000  Australian Government Bond Series
                                                                              121, 5.25% due 8/15/2010                    2,257,293
                                                              BRL    850,000  Brazil Notas do Tesouro Nacional
                                                                              Series F, 10% due 1/01/2012                   459,288

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)   (IN U.S. DOLLARS)

       COUNTRY                                                  FACE AMOUNT       FOREIGN GOVERNMENT OBLIGATIONS           VALUE
---------------------                                         --------------  ---------------------------------------  ------------
                                                              BRL    872,000  Brazil Notas do Tesouro Nacional
                                                                              Serie F, 10% due 1/01/2017               $    422,826
                                                              EUR  8,250,000  Bundesrepublik Deutschland, 4% due
                                                                              7/04/2016                                  11,511,108
                                                                   6,400,000  Bundesrepublik Deutschland, 4.25% due
                                                                              7/04/2017                                   9,067,724
                                                                   1,125,000  Caisse d'Amortissement de la Dette
                                                                              Sociale, 4% due 10/25/2014                  1,564,655
                                                              CAD  2,355,000  Canadian Government Bond, 4% due
                                                                              9/01/2010                                   2,357,036
                                                                   1,295,000  Canadian Government Bond, 4% due
                                                                              6/01/2016                                   1,270,588
                                                              ISK 71,000,000  Iceland Rikisbref, 7.25% due 5/17/2013      1,038,645
                                                              MYR  8,750,000  Malaysia Government Bond Series 386X,
                                                                              8.60% due 12/01/2007                        2,588,847
                                                                   2,000,000  Malaysia Government Bond Series 3/06,
                                                                              3.869% due 4/13/2010                          591,620
                                                                   7,400,000  Malaysia Government Bond, 3.756% due
                                                                              4/28/2011                                   2,185,051
                                                              EUR  1,300,000  Netherlands Government Bond, 3.75% due
                                                                              7/15/2014                                   1,796,206
                                                              NZD  1,175,000  New Zealand Government Bond Series 216,
                                                                              4.50% due 2/14/2016                         1,182,382
                                                              PLN  6,000,000  Poland Government Bond, 3% due
                                                                              8/24/2016                                   2,286,255
                                                              SEK 19,125,000  Sweden Government Bond Series 3101, 4%
                                                                              due 12/01/2008                              3,613,631
                                                              EUR  2,750,000  Unedic, 3.50% due 9/18/2008                 3,881,077
                                                              GBP  1,250,000  United Kingdom Gilt, 4.25% due
                                                                              3/07/2011                                   2,493,299
                                                                                                                       ------------
                                                                              TOTAL FOREIGN GOVERNMENT OBLIGATIONS
                                                                              (COST - $48,970,813) - 5.3%                52,946,980
                                                                                                                       ------------
                                                                               U.S. GOVERNMENT & AGENCY OBLIGATIONS
UNITED STATES - 17.2%                                         USD     70,000  Fannie Mae, 5.40% due 2/01/2008                70,100
                                                                  10,005,905  U.S. Treasury Inflation Indexed Bonds,
                                                                              0.875% due 4/15/2010                        9,676,801
                                                                  25,921,662  U.S. Treasury Inflation Indexed Bonds,
                                                                              2.375% due 4/15/2011                       26,091,760
                                                                   9,411,158  U.S. Treasury Inflation Indexed Bonds,
                                                                              1.875% due 7/15/2015 (p)                    9,191,619
                                                                  27,759,540  U.S. Treasury Inflation Indexed Bonds,
                                                                              2% due 1/15/2016                           27,141,446
                                                                  21,766,900  U.S. Treasury Inflation Indexed Bonds,
                                                                              2.50% due 7/15/2016                        22,183,541
                                                                   6,331,878  U.S. Treasury Inflation Indexed Bonds,
                                                                              2.625% due 7/15/2017                        6,528,268
                                                                  10,122,616  U.S. Treasury Inflation Indexed Bonds,
                                                                              2.375% due 1/15/2027                       10,253,896

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)   (IN U.S. DOLLARS)

                                      INDUSTRY                  FACE AMOUNT    U.S. GOVERNMENT & AGENCY OBLIGATIONS        VALUE
                       -------------------------------------  --------------  ---------------------------------------  ------------
                                                              USD  1,800,000  U.S. Treasury Notes, 4.375% due
                                                                              12/31/2007                               $  1,801,546
                                                                   1,250,000  U.S. Treasury Notes, 4.875% due
                                                                              4/30/2008                                   1,255,078
                                                                   3,085,000  U.S. Treasury Notes, 4% due 6/15/2009       3,086,688
                                                                  12,550,000  U.S. Treasury Notes, 4.625% due
                                                                              7/31/2009                                  12,694,124
                                                                  12,500,000  U.S. Treasury Notes, 4.875% due
                                                                              5/31/2011                                  12,828,139
                                                                  10,750,000  U.S. Treasury Notes, 4.625% due
                                                                              2/29/2012                                  10,940,641
                                                                   7,185,710  U.S. Treasury Notes, 2% due 4/15/2012       7,136,869
                                                                   4,500,000  U.S. Treasury Notes, 4.875% due
                                                                              6/30/2012                                   4,625,861
                                                                   1,000,000  U.S. Treasury Notes, 4% due 11/15/2012        991,562
                                                                   3,425,000  U.S. Treasury Notes, 4.25% due
                                                                              11/15/2014                                  3,392,089
                                                                                                                       ------------
                                                                              TOTAL U.S. GOVERNMENT & AGENCY
                                                                              OBLIGATIONS
                                                                              (COST - $164,947,569) - 17.2%             169,890,028
                                                                                                                       ------------
COUNTRY/REGION                                                                            STRUCTURED NOTES
Brazil - 0.8%                                                 BRL 13,285,791  JPMorgan Chase & Co. (NTN - B Linked
                                                                              Notes), 6% due 8/15/2010 (t)                7,076,599
                                                                   2,849,611  JPMorgan Chase & Co. (NTN - B Linked
                                                                              Notes), 6% due 8/17/2010 (t)                1,518,035
                                                                                                                       ------------
                                                                              TOTAL STRUCTURED NOTES IN BRAZIL            8,594,634
                                                                                                                       ------------
EUROPE - 0.8%                                                 USD  3,450,000  Goldman Sachs & Co. (Dow Jones EURO
                                                                              STOXX 50(R) Index Linked Notes), due
                                                                              6/20/2008 (t)                               3,842,010
                                                                   3,450,000  JPMorgan Chase & Co. (Dow Jones EURO
                                                                              STOXX 50(R) Index Linked Notes), due
                                                                              6/17/2008 (t)                               3,853,995
                                                                                                                       ------------
                                                                              TOTAL STRUCTURED NOTES IN EUROPE            7,696,005
                                                                                                                       ------------
GERMANY - 0.4%                                                     3,000,000  Goldman Sachs & Co. (DAX Linked Notes),
                                                                              due 10/19/2007 (t)                          3,749,454
                                                                                                                       ------------
                                                                              TOTAL STRUCTURED NOTES IN GERMANY           3,749,454
                                                                                                                       ------------
JAPAN - 0.7%                                                       7,000,000  Goldman Sachs & Co. (TOPIX(R) Index
                                                                              Linked Notes), due 1/28/2008 (u)            6,942,593
                                                                                                                       ------------
                                                                              TOTAL STRUCTURED NOTES IN JAPAN             6,942,593
                                                                                                                       ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)   (IN U.S. DOLLARS)

       COUNTRY                        INDUSTRY                  FACE AMOUNT               STRUCTURED NOTES                 VALUE
---------------------  -------------------------------------  --------------  ---------------------------------------  ------------
TAIWAN - 0.2%                                                 USD  1,627,989  UBS AG (Total Return TWD Linked Notes),
                                                                              due 12/01/2010 (t)                       $  1,645,897
                                                                                                                       ------------
                                                                              TOTAL STRUCTURED NOTES IN TAIWAN            1,645,897
                                                                                                                       ------------
UNITED STATES - 2.0%                                              12,746,000  Morgan Stanley (Bear Market PLUS S&P
                                                                              500 Index Linked Notes), Series F, due
                                                                              7/07/2008 (u)                              12,270,574
                                                                   2,500,000  UBS AG (Gold Linked Notes), due
                                                                              3/23/2009 (u)                               2,572,000
                                                                   4,560,000  UBS AG (Risk Reversal Certificate
                                                                              Linked to the XAU/USD Exchange Rate),
                                                                              due 1/31/2008 (u)                           5,205,392
                                                                                                                       ------------
                                                                              TOTAL STRUCTURED NOTES IN THE UNITED
                                                                              STATES                                     20,047,966
                                                                                                                       ------------
                                                                              TOTAL STRUCTURED NOTES
                                                                              (COST - $45,258,986) - 4.9%                48,676,549
                                                                                                                       ------------
                                                                              TOTAL FIXED INCOME SECURITIES
                                                                              (COST - $313,818,669) - 33.6%             332,989,817
                                                                                                                       ------------

                                                                BENEFICIAL
                                                                 INTEREST                 OTHER INTERESTS (E)
                                                              --------------  ---------------------------------------
UNITED STATES - 0.0%   Diversified Telecommunication          USD  1,400,000  AboveNet, Inc. (Litigation Trust
                       Services - 0.0%                                        Certificates)                                       0
                                                                                                                       ------------
                                                                              TOTAL OTHER INTERESTS
                                                                              (COST - $0) - 0.0%                                  0
                                                                                                                       ------------

                                                                FACE AMOUNT            SHORT-TERM SECURITIES
                                                              --------------  ---------------------------------------
CANADA - 0.3%          Foreign Commercial Paper - 0.3%        CAD  2,800,000  Canada Treasury Bill, 0% due 3/20/2008      2,760,533
                                                                                                                       ------------
                                                                              TOTAL SHORT-TERM SECURITIES IN CANADA       2,760,533
                                                                                                                       ------------
SINGAPORE - 0.3%       Time Deposits - 0.3%                   SGD  3,690,592  SGD Time Deposit, 2.41% due 10/12/2007      2,484,410
                                                                                                                       ------------
                                                                              TOTAL SHORT-TERM SECURITIES IN
                                                                              SINGAPORE                                   2,484,410
                                                                                                                       ------------
UNITED STATES - 9.5%                                          USD  7,002,000  Federal Home Loan Bank, 4% due
                                                                              10/01/2007                                  7,000,444
                                                                  30,000,000  Federal Home Loan Bank, 4.62% due
                                                                              10/19/2007                                 29,923,500
                                                                  10,514,000  Federal Home Loan Bank, 4.61% due
                                                                              11/23/2007                                 10,441,234
                                                                  30,000,000  U.S. Treasury Bills, 4.20% due
                                                                              10/04/2007                                 29,982,500
                                                                   5,700,000  U.S. Treasury Bills, 4.86% due
                                                                              11/01/2007                                  5,675,181
                                                                   3,550,000  U.S. Treasury Bills, 4.93% due
                                                                              11/08/2007                                  3,530,988
                                                                   5,700,000  U.S. Treasury Bills, 4.83% due
                                                                              1/31/2008                                   5,606,742
                                                                                                                       ------------
                                                                                                                         92,160,589
                                                                                                                       ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)   (IN U.S. DOLLARS)

                                                                BENEFICIAL
                                                                 INTEREST               SHORT-TERM SECURITIES              VALUE
                                                              --------------  ---------------------------------------  ------------
                                                              USD  2,262,000  BlackRock Liquidity Series, LLC
                                                                              Money Market Series,  5.26% (d)(l)(o)    $  2,262,000
                                                                                                                       ------------
                                                                              TOTAL SHORT-TERM SECURITIES IN THE
                                                                              UNITED STATES                              94,422,589
                                                                                                                       ------------
                                                                              TOTAL SHORT-TERM SECURITIES
                                                                              (COST - $99,244,395) - 10.1%               99,667,532
                                                                                                                       ------------

                                                                 NUMBER OF
                                                                 CONTRACTS               OPTIONS PURCHASED
                                                              --------------  ---------------------------------------
Call Options Purchased                                                   458  The Gap, Inc., expiring January 2008 at
                                                                              USD 22.5                                       10,305
                                                                         334  Goldcorp, Inc., expiring January 2008
                                                                              at USD 32.5                                    73,480
                                                                         255  Newmont Mining Corp., expiring January
                                                                              2008 at USD 50                                 36,975
                                                                         457  Newmont Mining Corp., expiring January
                                                                              2008 at USD 55                                 26,277
                                                                                                                       ------------
                                                                                                                            147,037
                                                                                                                       ------------
PUT OPTIONS PURCHASED                                                    758  Bank of America Corp., expiring November
                                                                              2007 at USD 45                                 22,740
                                                                         390  Bed Bath & Beyond, Inc., expiring
                                                                              November 2007 at USD 35                        75,075
                                                                         143  Black & Decker Corp., expiring
                                                                              November 2007 at USD 80                        40,397
                                                                         455  Carnival Corp., expiring January 2008
                                                                              at USD 40                                      29,575
                                                                       1,827  iShares Russell 2000 Index Fund,
                                                                              expiring November 2007 at USD 75              219,240
                                                                       2,936  iShares Russell 2000 Index Fund,
                                                                              expiring November 2007 at USD 78              562,244
                                                                       4,974  iShares Russell 2000 Index Fund,
                                                                              expiring November 2007 at USD 80            1,288,266
                                                                         666  Masco Corp., expiring October 2007 at
                                                                              USD 25                                        156,510
                                                                          95  Masco Corp., expiring January 2008 at
                                                                              USD 22.5                                       18,288
                                                                         455  Royal Caribbean Cruises Ltd., expiring
                                                                              December 2007 at USD 35                        51,187
                                                                         183  Russell 2000 Index, expiring December
                                                                              2007 at USD 800                               576,450
                                                                          60  S&P 500 Flex Option, expiring November
                                                                              2007 at USD 147.5                             114,900
                                                                         120  S&P 500 Flex Option, expiring November
                                                                              2007 at USD 150                               301,200

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)   (IN U.S. DOLLARS)

                                                                 NUMBER OF
                                                                 CONTRACTS               OPTIONS PURCHASED                 VALUE
                                                              --------------  ---------------------------------------  ------------
                                                                         176  Sears Holdings Corp., expiring December
                                                                              2007 at USD 120                          $    108,240
                                                                         305  The Sherwin-Williams Co., expiring
                                                                              December 2007 at USD 60                        60,238
                                                                         128  Washington Mutual, Inc., expiring
                                                                              October 2007 at USD 40                         61,440
                                                                          89  Washington Mutual, Inc., expiring
                                                                              October 2007 at USD 42.5                       64,970
                                                                         390  Williams-Sonoma, Inc., expiring
                                                                              November 2007 at USD 30                        34,125
                                                                       2,624  Yen Call 2/8/95 64.75, expiring
                                                                              February 2008 at USD 106.9                     22,740
                                                                                                                       ------------
                                                                                                                          3,807,825
                                                                                                                       ------------
                                                                              TOTAL OPTIONS PURCHASED
                                                                              (PREMIUMS PAID - $5,414,415) - 0.4%         3,954,862
                                                                                                                       ------------
                                                                              TOTAL INVESTMENTS BEFORE OPTIONS
                                                                              WRITTEN
                                                                              (COST - $803,492,400) - 100.4%
                                                                                  OPTIONS WRITTEN                       994,223,922
                                                                                                                       ------------
Call Options Written                                                   1,390  3Com Corp., expiring January 2008 at
                                                                              USD 5                                         (31,275)
                                                                         285  Apple Computer, Inc., expiring January
                                                                              2008 at USD 85                             (1,994,288)
                                                                          30  Bausch & Lomb, Inc., expiring January
                                                                              2008 at USD 45                                (55,050)
                                                                          55  Burlington Northern Santa Fe Corp.,
                                                                              expiring January 2008 at USD 90               (12,375)
                                                                         138  Burlington Northern Santa Fe Corp.,
                                                                              expiring January 2008 at USD 95               (16,560)
                                                                         144  Ciena Corp., expiring January 2008 at
                                                                              USD 30                                       (132,480)
                                                                         461  Ciena Corp., expiring January 2008 at
                                                                              USD 40                                       (133,690)
                                                                         896  Comcast Corp. Class A, expiring April
                                                                              2008 at USD 27.5                              (89,600)
                                                                       1,091  Comverse Technology, Inc., expiring
                                                                              January 2008 at USD 17.5                     (349,120)
                                                                          20  Comverse Technology, Inc., expiring
                                                                              January 2008 at USD 20                         (3,050)
                                                                         117  eBay, Inc., expiring January 2008 at
                                                                              USD 20                                       (225,225)
                                                                         120  eBay, Inc., expiring January 2008 at
                                                                              USD 25                                       (174,000)
                                                                         244  El Paso Corp., expiring January 2008 at
                                                                              USD 15                                        (61,000)

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)   (IN U.S. DOLLARS)

                                                                 NUMBER OF
                                                                 CONTRACTS               OPTIONS WRITTEN                   VALUE
                                                              --------------  ---------------------------------------  ------------
                                                                         178  Exelon Corp., expiring January 2008 at
                                                                              USD 75                                   $    (94,340)
                                                                          71  Foster Wheeler Ltd., expiring January
                                                                              2008 at USD 130                              (101,885)
                                                                          23  Foster Wheeler Ltd., expiring January
                                                                              2009 at USD 135                               (62,675)
                                                                         333  Motorola, Inc., expiring January 2008
                                                                              at USD 17.5                                   (61,605)
                                                                         253  Motorola, Inc., expiring January 2008
                                                                              at USD 20                                     (14,927)
                                                                         168  Norfolk Southern Corp., expiring
                                                                              January 2008 at USD 50                        (78,960)
                                                                         343  Nortel Networks Corp., expiring
                                                                              January 2008 at USD 22.5                      (10,290)
                                                                         138  Novell, Inc., expiring January 2008 at
                                                                              USD  7.5                                       (9,660)
                                                                         133  Panera Bread Co. Class A, expiring
                                                                              January 2008 at USD 50                         (9,643)
                                                                         231  Panera Bread Co. Class A, expiring
                                                                              January 2008 at USD 55                         (5,775)
                                                                         108  Panera Bread Co. Class A, expiring
                                                                              January 2008 at USD 60                         (1,080)
                                                                         198  Peabody Energy Corp., expiring
                                                                              January 2008 at USD 40                       (188,100)
                                                                         182  Petroleo Brasileiro SA, expiring
                                                                              January 2008 at USD 52.5                     (434,070)
                                                                         136  Petroleo Brasileiro SA, expiring
                                                                              January 2008 at USD 55                       (293,080)
                                                                         424  QUALCOMM, Inc., expiring January 2008
                                                                              at USD 40                                    (188,680)
                                                                         183  Russell 2000 Index, expiring December
                                                                              2007 at USD 700                              (163,785)
                                                                         120  S&P 500 Flex Option, expiring November
                                                                              2007 at USD 142.5                            (135,600)
                                                                         102  Smith International, Inc., expiring
                                                                              January 2008 at USD 40                       (323,850)
                                                                         179  Sprint Nextel Corp., expiring January
                                                                              2008 at USD 20                                (18,794)
                                                                         367  Sprint Nextel Corp., expiring January
                                                                              2008 at USD 22.5                              (12,845)
                                                                         180  The St. Joe Co., expiring March 2008 at
                                                                              USD 35                                        (50,400)
                                                                         112  Suncor Energy, Inc., expiring January
                                                                              2008 at USD 75                               (242,480)
                                                                         446  TIBCO Software, Inc., expiring January
                                                                              2008 at USD 10                                 (5,575)

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)   (IN U.S. DOLLARS)

                                                                 NUMBER OF
                                                                 CONTRACTS               OPTIONS WRITTEN                   VALUE
                                                              --------------  ---------------------------------------  ------------
                                                                         315  Valeant Pharmaceuticals International,
                                                                              expiring January 2009 at USD 15          $    (94,500)
                                                                                                                       ------------
                                                                              TOTAL OPTIONS WRITTEN
                                                                              (PREMIUMS RECEIVED - $4,056,971) -
                                                                              (0.6%)                                     (5,880,312)
                                                                                                                       ------------
                                                                              TOTAL INVESTMENTS, NET OF OPTIONS
                                                                              WRITTEN
                                                                              (COST - $799,435,429*) - 99.8%            988,343,610
                                                                              OTHER ASSETS LESS LIABILITIES - 0.2%        2,336,106
                                                                                                                       ------------
                                                                              NET ASSETS - 100.0%                      $990,679,716
                                                                                                                       ============

* The cost and unrealized appreciation (depreciation) of investments, net of options written, as of September 30, 2007, as computed for federal income tax purposes, were as follows:

Aggregate cost                  $804,490,492
                                ============
Gross unrealized appreciation   $198,298,754
Gross unrealized depreciation    (14,445,636)
                                ------------
Net unrealized appreciation     $183,853,118
                                ============

(a) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(b) Asset-Backed Securities are subject to principal paydowns. As a result of prepayments or refinancings of the underlying instruments, the average life may be substantially less than the original maturity.

(c) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(d) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                           NET        INTEREST
AFFILIATE                                               ACTIVITY       INCOME
---------                                             ------------   ----------
BlackRock Liquidity Series, LLC Cash Sweep Series     $(48,211,310)  $1,548,898
BlackRock Liquidity Series, LLC Money Market Series   $  1,993,200   $   37,936

(e) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(f)  Convertible security.

(g)  Subject to principal paydowns.

(h) Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.

(i)  Depositary receipts.

(j)  Non-income producing security.

(k)  Represents a zero coupon bond.

(l)  Security was purchased with the cash proceeds from securities loans.

(m)  Security, or a portion of security, is on loan.

(n)  Floating rate security.

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)   (IN U.S. DOLLARS)

(o)  Represents the current yield as of September 30, 2007.

(p) All or a portion of security held as collateral in connection with open financial futures contracts.

(q)  Issued with warrants.

(r)  Represents a step bond.

(s) Received through a bonus issue from Cia Vale do Rio Doce. As of September 30, 2007, the bond has not commenced trading and the coupon rate has not been determined. The security is a perpetual bond and has no definite maturity date.

(t) Security represents an index linked note. Value of the instrument is derived from the price fluctuations in the underlying index.

(u) Security represents an index linked note. Value of the instrument is inversely derived from the price fluctuations in the underlying index.

- For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

-    Short sales entered into as of September 30, 2007 were as follows:

SHARES                                 ISSUE              VALUE
------                          --------------------   -----------
63,400                          Leggett & Platt Inc.   $(1,214,744)
64,000                          Williams Sonoma Inc.    (2,087,680)
                                                       -----------
TOTAL (PROCEEDS - $3,505,172)                          $(3,302,424)
                                                       ===========

- Forward foreign exchange contracts as of September 30, 2007 were as follows:

                                                      UNREALIZED
FOREIGN CURRENCY                      SETTLEMENT     APPRECIATION
PURCHASED                                DATE       (DEPRECIATION)
----------------                    -------------   --------------
AUD                     1,589,422   November 2007     $    2,136
CHF                    12,339,208   October 2007         177,911
EUR                    33,493,602   October 2007       1,298,612
INR                    16,620,000   December 2007         16,398
INR                    17,408,000   April 2008            34,543
JPY                 7,577,822,265   October 2007        (185,335)
VND                18,445,942,500   May 2008             (12,793)
                                                      ----------
TOTAL UNREALIZED APPRECIATION ON FORWARD FOREIGN EXCHANGE
CONTRACTS - NET (USD COMMITMENT - $126,556,392)       $1,331,472
                                                      ==========

FOREIGN CURRENCY                      SETTLEMENT      UNREALIZED
SOLD                                     DATE        DEPRECIATION
----------------                    -------------   --------------
BRL                     2,758,840   October 2007      $(104,417)
CAD                       499,945   October 2007         (2,751)
EUR                     1,400,953   October 2007        (43,416)
GBP                     4,067,985   October 2007        (57,728)
GBP                       690,000   November 2007        (4,684)
INR                    16,620,000   December 2007       (14,366)
JPY                    16,765,533   October 2007           (912)
                                                      ----------
TOTAL UNREALIZED DEPRECIATION ON FORWARD FOREIGN EXCHANGE
CONTRACTS - NET (USD COMMITMENT - $14,072,735)        $(228,274)
                                                      =========

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)   (IN U.S. DOLLARS)

-    Swaps outstanding as of September 30, 2007 were as follows:

                                                                                      UNREALIZED
                                                                        NOTIONAL     APPRECIATION
                                                                         AMOUNT     (DEPRECIATION)
                                                                       ----------   --------------
Bought credit default protection on United Mexican States
   and pay 1.12%
Broker Credit Suisse First Boston
Expires May 2010                                                       USD380,000      $(7,485)
Bought credit default protection on DaimlerChrysler NA Holding Corp.
   and pay 0.53%
Broker JPMorgan Chase
Expires June 2011                                                      EUR314,518       (2,511)
Bought credit default protection on Carnival Corp. and pay 0.25%
   Broker JPMorgan Chase
Expires September 2011                                                 USD475,000          670
Bought credit default protection on Whirlpool Corp.
   and pay 0.48%
Broker JPMorgan Chase
Expires September 2011                                                 USD150,000       (1,018)
Bought credit default protection on McDonald's Corp.
   and pay 0.16%
Broker JPMorgan Chase
Expires September 2011                                                 USD150,000           54
Bought credit default protection on JC Penney Corp., Inc.
   and pay 0.53%
Broker JPMorgan Chase
Expires September 2011                                                 USD150,000          (25)
Sold credit default protection on General Motors Corp.
   and receive 7.15%
Broker Deutsche Bank AG London
Expires September 2012                                                 USD283,000       24,121
Sold credit default protection on General Motors Corp.
   and receive 6.95%
Broker Morgan Stanley Capital Services Inc.
Expires September 2012                                                 USD283,000       22,038
                                                                                       -------
TOTAL                                                                                  $35,844
                                                                                       =======

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)   (IN U.S. DOLLARS)

- Financial futures contracts purchased as of September 30, 2007 were as follows:

NUMBER OF                                             EXPIRATION        FACE       UNREALIZED
CONTRACTS         ISSUE              EXCHANGE            DATE           VALUE     APPRECIATION
---------   -----------------   -----------------   --------------   ----------   ------------
     2      DAX Index 25 Euro   Eurex Deutschland   December 2007    $  560,015      $ 7,118
    10      DJ Euro Stoxx 50    Eurex Deutschland   December 2007    $  610,806       18,178
     1      EuroDollar Future   Chicago             September 2008   $  237,901        1,324
    18      S&P TSE 60 Index    Montreal            December 2007    $2,921,803       58,743
                                                                                     -------
TOTAL UNREALIZED APPRECIATION                                                        $85,363
                                                                                     =======

-    Financial futures contracts sold as of September 30, 2007 were as follows:

                                                                                        UNREALIZED
NUMBER OF                                                EXPIRATION         FACE       APPRECIATION
CONTRACTS               ISSUE               EXCHANGE        DATE           VALUE      (DEPRECIATION)
---------   -----------------------------   --------   --------------   -----------   --------------
     1      EuroDollar Future               Chicago    September 2009   $   237,550     $    (938)
     9      Japan 10-year Government Bond   Tokyo      December 2007    $10,603,626        30,693
     4      Russell 2000 Future             Detroit    December 2007    $ 1,649,085        22,685
    40      S&P 500 Index                   Chicago    December 2007    $15,066,922      (314,078)
                                                                                        ---------
TOTAL UNREALIZED DEPRECIATION - NET                                                     $(261,638)
                                                                                        =========

-    Currency Abbreviations:

AUD   Australian Dollar
BRL   Brazilian Real
CAD   Canadian Dollar
CHF   Swiss Franc
EUR   Euro
GBP   British Pound
HKD   Hong Kong Dollar
INR   Indian Rupee
ISK   Icelandic Krona
JPY   Japanese Yen
MYR   Malaysian Ringgit
NZD   New Zealand Dollar
PLN   Polish Zloty
SEK   Swedish Krona
SGD   Singapore Dollar
TRY   Turkish Lira
USD   U.S. Dollar
VND   Vietnam Dong

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL GROWTH V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)   (IN U.S. DOLLARS)

                                                                     SHARES
                                        INDUSTRY                      HELD                 COMMON STOCKS                  VALUE
                                        --------                   ----------              -------------               ------------
AFRICA
SOUTH AFRICA - 1.6%    COMMERCIAL BANKS - 0.2%                         17,400  Standard Bank Group Ltd.                $    251,202
                       CONSTRUCTION MATERIALS - 0.4%                   55,152  Pretoria Portland Cement Co. Ltd.            382,661
                       HEALTH CARE PROVIDERS & SERVICES - 0.2%         99,400  Network Healthcare Holdings Ltd.             172,128
                       INDUSTRIAL CONGLOMERATES - 0.2%                 11,400  Barloworld Ltd.                              214,454
                       MEDIA - 0.3%                                    10,500  Naspers Ltd.                                 291,134
                       METALS & MINING - 0.3%                           9,600  Impala Platinum Holdings Ltd.                334,432
                                                                                                                       ------------
                                                                               TOTAL COMMON STOCKS IN AFRICA - 1.6%       1,646,011
                                                                                                                       ------------
EUROPE
FRANCE - 3.3%          CONSTRUCTION & ENGINEERING - 0.5%                7,200  Vinci SA                                     562,518
                       ELECTRIC UTILITIES - 0.5%                        4,400  Electricite de France SA                     465,228
                       ELECTRICAL EQUIPMENT - 0.7%                      1,700  Alstom                                       345,605
                                                                          400  Areva SA                                     404,600
                                                                                                                       ------------
                                                                                                                            750,205
                                                                                                                       ------------
                       MULTI-UTILITIES - 1.1%                          12,825  Veolia Environnement SA                    1,104,396
                       TEXTILES, APPAREL & LUXURY GOODS - 0.5%          4,700  LVMH Moet Hennessy Louis Vuitton SA          563,432
                                                                                                                       ------------
                                                                               TOTAL COMMON STOCKS IN FRANCE              3,445,779
                                                                                                                       ------------
GERMANY - 1.9%         AUTOMOBILES - 0.4%                                 200  Porsche AG (Preference Shares)               424,854
                       CHEMICALS - 0.7%                                 2,900  Wacker Chemie AG                             678,716
                       DIVERSIFIED FINANCIAL SERVICES - 0.6%            4,700  Deutsche Boerse AG                           640,035
                       INDUSTRIAL CONGLOMERATES - 0.2%                  1,700  Siemens AG                                   233,732
                                                                                                                       ------------
                                                                               TOTAL COMMON STOCKS IN GERMANY             1,977,337
                                                                                                                       ------------
ITALY - 0.7%           COMMERCIAL BANKS - 0.7%                         87,100  UniCredito Italiano SpA                      745,198
                                                                                                                       ------------
                                                                               TOTAL COMMON STOCKS IN ITALY                 745,198
                                                                                                                       ------------
NETHERLANDS - 0.9%     ENERGY EQUIPMENT & SERVICES - 0.9%               4,900  Core Laboratories NV (a)                     624,211
                                                                        4,200  Fugro NV                                     340,952
                                                                                                                       ------------
                                                                               TOTAL COMMON STOCKS IN THE NETHERLANDS       965,163
                                                                                                                       ------------
NORWAY - 0.6%          ELECTRICAL EQUIPMENT - 0.6%                     14,500  Renewable Energy Corp. AS (a)                668,352
                                                                                                                       ------------
                                                                               TOTAL COMMON STOCKS IN NORWAY                668,352
                                                                                                                       ------------
SPAIN - 0.6%           DIVERSIFIED FINANCIAL SERVICES - 0.6%            9,700  Bolsas y Mercados Espanoles                  602,230
                                                                                                                       ------------
                                                                               TOTAL COMMON STOCKS IN SPAIN                 602,230
                                                                                                                       ------------
SWITZERLAND - 5.1%     CHEMICALS - 0.8%                                 7,400  Lonza Group AG Registered Shares             807,215
                       COMMERCIAL SERVICES & SUPPLIES - 0.4%              400  SGS SA                                       456,947
                       ELECTRICAL EQUIPMENT - 1.2%                     49,700  ABB Ltd.                                   1,308,827
                       FOOD PRODUCTS - 0.9%                             2,000  Nestle SA Registered Shares                  898,432
                       OIL, GAS & CONSUMABLE FUELS - 0.3%               3,850  Petroplus Holdings AG (a)                    339,613
                       PHARMACEUTICALS - 0.8%                           4,700  Roche Holding AG                             852,197
                       TEXTILES, APPAREL & LUXURY GOODS - 0.7%         11,400  The Swatch Group Ltd. Registered Shares      729,972
                                                                                                                       ------------
                                                                               TOTAL COMMON STOCKS IN SWITZERLAND         5,393,203
                                                                                                                       ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL GROWTH V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)   (IN U.S. DOLLARS)

                                                                     SHARES
                                        INDUSTRY                      HELD                 COMMON STOCKS                   VALUE
                                        --------                   ----------              -------------               -------------
UNITED KINGDOM - 2.1%  BEVERAGES - 1.0%                                50,000  Diageo Plc                              $  1,098,699
                       COMMERCIAL BANKS - 0.7%                         22,000  Standard Chartered Plc                       720,190
                       COMMERCIAL SERVICES & SUPPLIES - 0.4%           20,000  Intertek Group Plc                           387,511
                                                                                                                       ------------
                                                                               TOTAL COMMON STOCKS IN THE
                                                                               UNITED KINGDOM                             2,206,400
                                                                                                                       ------------
                                                                               TOTAL COMMON STOCKS IN EUROPE - 15.2%     16,003,662
                                                                                                                       ------------
LATIN AMERICA
BRAZIL - 3.4%          BEVERAGES - 0.6%                                 9,300  Cia de Bebidas das Americas
                                                                                  (Preference Shares) (b)                   680,109
                       COMMERCIAL BANKS - 0.4%                         13,000  Banco Bradesco SA (b)                        381,810
                       MEDIA - 0.7%                                    44,047  NET Servicos de Comunicacao SA
                                                                               (Preference Shares) (a)                      726,908
                       METALS & MINING - 0.3%                           9,600  Companhia Vale do Rio Doce
                                                                               (Common Shares) (b)                          325,728
                       MULTILINE RETAIL - 0.4%                         20,600  Lojas Renner SA                              411,550
                       OIL, GAS & CONSUMABLE FUELS - 0.7%               9,200  Petroleo Brasileiro SA (b)                   694,600
                       PERSONAL PRODUCTS - 0.3%                        26,700  Natura Cosmeticos SA                         319,730
                                                                                                                       ------------
                                                                               TOTAL COMMON STOCKS IN BRAZIL              3,540,435
                                                                                                                       ------------
MEXICO - 0.7%          WIRELESS TELECOMMUNICATION SERVICES - 0.7%      11,500  America Movil, SA de CV (b)                  736,000
                                                                                                                       ------------
                                                                               TOTAL COMMON STOCKS IN MEXICO                736,000
                                                                                                                       ------------
                                                                               TOTAL COMMON STOCKS IN LATIN
                                                                               AMERICA - 4.1%                             4,276,435
                                                                                                                       ------------
MIDDLE EAST
ISRAEL - 0.9%          PHARMACEUTICALS - 0.9%                          22,100  Teva Pharmaceutical Industries
                                                                               Ltd. (b)                                     982,787
                                                                                                                       ------------
                                                                               TOTAL COMMON STOCKS IN THE
                                                                               MIDDLE EAST - 0.9%                           982,787
                                                                                                                       ------------
NORTH AMERICA
BERMUDA - 0.2%         ENERGY EQUIPMENT & SERVICES - 0.2%              12,800  SeaDrill Ltd. (a)                            287,874
                                                                                                                       ------------
                                                                               TOTAL COMMON STOCKS IN BERMUDA               287,874
                                                                                                                       ------------
CANADA - 4.3%          CHEMICALS - 1.3%                                12,900  Potash Corp. of Saskatchewan Inc.          1,362,867
                       COMMERCIAL BANKS - 0.9%                          8,800  Bank of Nova Scotia                          462,273
                                                                        9,800  Royal Bank of Canada                         542,392
                                                                                                                          1,004,665
                       DIVERSIFIED FINANCIAL SERVICES - 0.3%            6,400  TSX Group, Inc.                              308,852
                       ENERGY EQUIPMENT & SERVICES - 0.3%              16,800  Ensign Resource Service Group                317,201
                       FOOD & STAPLES RETAILING - 0.7%                 13,900  Shoppers Drug Mart Corp.                     759,948
                       METALS & MINING - 0.3%                           5,800  Teck Cominco Ltd. Class B                    275,349
                       OIL, GAS & CONSUMABLE FUELS - 0.5%              10,600  Cameco Corp.                                 488,944
                                                                               TOTAL COMMON STOCKS IN CANADA              4,517,826
UNITED STATES - 33.1%  AEROSPACE & DEFENSE - 0.6%                       4,300  Precision Castparts Corp.                    636,314
                       BEVERAGES - 1.0%                                14,300  PepsiCo, Inc.                              1,047,618
                       CAPITAL MARKETS - 0.9%                           8,500  Lehman Brothers Holdings, Inc.               524,705
                                                                        7,200  Northern Trust Corp.                         477,144
                                                                                                                          1,001,849
                       CHEMICALS - 1.2%                                14,800  Monsanto Co.                               1,268,952

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL GROWTH V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)   (IN U.S. DOLLARS)

                                                                     SHARES
                                        INDUSTRY                      HELD                 COMMON STOCKS                   VALUE
                                        --------                   ----------              -------------               -------------
                       COMMERCIAL SERVICES & SUPPLIES - 0.4%            9,200  FTI Consulting, Inc. (a)                $    462,852
                       COMMUNICATIONS EQUIPMENT - 2.0%                 64,300  Cisco Systems, Inc. (a)                    2,128,973
                       COMPUTERS & PERIPHERALS - 1.9%                  51,000  EMC Corp. (a)                              1,060,800
                                                                       19,100  Hewlett-Packard Co.                          950,989
                                                                                                                       ------------
                                                                                                                          2,011,789
                                                                                                                       ------------
                       CONSTRUCTION & ENGINEERING - 1.2%               16,500  Jacobs Engineering Group, Inc. (a)         1,247,070
                       DIVERSIFIED FINANCIAL SERVICES - 0.5%            9,600  Bank of America Corp.                        482,592
                       ELECTRICAL EQUIPMENT - 1.7%                     10,200  General Cable Corp. (a)                      684,624
                                                                       17,300  Roper Industries, Inc.                     1,133,150
                                                                                                                       ------------
                                                                                                                          1,817,774
                                                                                                                       ------------
                       ENERGY EQUIPMENT & SERVICES - 1.6%               9,500  Complete Production Services, Inc. (a)       194,560
                                                                        4,700  National Oilwell Varco, Inc. (a)             679,150
                                                                        7,700  Schlumberger Ltd.                            808,500
                                                                                                                       ------------
                                                                                                                          1,682,210
                                                                                                                       ------------
                       FOOD & STAPLES RETAILING - 1.0%                 26,500  CVS/Caremark Corp.                         1,050,195
                       FOOD PRODUCTS - 0.6%                             5,900  Bunge Ltd.                                   633,955
                       HEALTH CARE EQUIPMENT & SUPPLIES - 0.6%          2,600  Intuitive Surgical, Inc. (a)                 598,000
                       HEALTH CARE PROVIDERS & SERVICES - 0.8%         15,500  Aetna, Inc.                                  841,185
                       HOTELS, RESTAURANTS & LEISURE - 0.8%            15,200  McDonald's Corp.                             827,944
                       HOUSEHOLD PRODUCTS - 1.8%                       26,300  The Procter & Gamble Co.                   1,849,942
                       INDUSTRIAL CONGLOMERATES - 1.0%                 25,400  General Electric Co.                       1,051,560
                       INSURANCE - 0.8%                                11,800  American International Group, Inc.           798,270
                       INTERNET SOFTWARE & SERVICES - 2.3%             14,200  eBay, Inc. (a)                               554,084
                                                                        3,400  Google, Inc. Class A (a)                   1,928,718
                                                                                                                       ------------
                                                                                                                          2,482,802
                                                                                                                       ------------
                       LIFE SCIENCES TOOLS & SERVICES - 1.3%           15,000  Thermo Fisher Scientific, Inc. (a)           865,800
                                                                        7,900  Waters Corp. (a)                             528,668
                                                                                                                          1,394,468
                       MACHINERY - 2.7%                                 8,800  Deere & Co.                                1,306,096
                                                                       14,300  Joy Global, Inc.                             727,298
                                                                        9,000  Terex Corp. (a)                              801,180
                                                                                                                       ------------
                                                                                                                          2,834,574
                                                                                                                       ------------
                       METALS & MINING - 0.9%                           9,300  Freeport-McMoRan Copper & Gold, Inc.
                                                                                  Class B                                   975,477
                       PHARMACEUTICALS - 0.5%                           9,600  Merck & Co., Inc.                            496,224
                       SEMICONDUCTORS & SEMICONDUCTOR                  20,100  Intel Corp.                                  519,786
                       EQUIPMENT - 1.1%
                                                                       17,450  NVIDIA Corp. (a)                             632,388
                                                                                                                          1,152,174
                       SOFTWARE - 2.4%                                  7,700  Factset Research Systems, Inc.               527,835
                                                                       51,600  Microsoft Corp.                            1,520,136

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL GROWTH V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)   (IN U.S. DOLLARS)

                                                                     SHARES
                                        INDUSTRY                      HELD                 COMMON STOCKS                   VALUE
                                        --------                   ----------              -------------               -------------
                                                                       21,700  Oracle Corp. (a)                        $    469,805
                                                                                                                          2,517,776
                       TOBACCO - 0.7%                                  11,100  Altria Group, Inc.                           771,783
                       WIRELESS TELECOMMUNICATION SERVICES - 0.8%      22,600  SBA Communications Corp. Class A (a)         797,328
                                                                                                                       ------------
                                                                               TOTAL COMMON STOCKS IN
                                                                               THE UNITED STATES                         34,861,650
                                                                                                                       ------------
                                                                               TOTAL COMMON STOCKS IN
                                                                               NORTH AMERICA - 37.6%                     39,667,350
                                                                                                                       ------------
PACIFIC BASIN/ASIA
AUSTRALIA - 13.2%      BIOTECHNOLOGY - 0.9%                            10,200  CSL Ltd.                                     971,170
                       CAPITAL MARKETS - 0.8%                          90,100  Australian Wealth Management Ltd.            198,277
                                                                        9,200  Perpetual Trustees Australia Ltd.            596,516
                                                                                                                       ------------
                                                                                                                            794,793
                                                                                                                       ------------
                       CHEMICALS - 1.0%                                 4,400  Incitec Pivot Ltd.                           333,978
                                                                       22,100  Nufarm Ltd.                                  262,976
                                                                       16,000  Orica Ltd.                                   427,348
                                                                                                                       ------------
                                                                                                                          1,024,302
                                                                                                                       ------------
                       COMMERCIAL BANKS - 0.9%                         11,300  National Australia Bank Ltd.                 398,175
                                                                       20,100  Westpac Banking Corp.                        508,319
                                                                                                                       ------------
                                                                                                                            906,494
                                                                                                                       ------------
                       COMMERCIAL SERVICES & SUPPLIES - 0.3%           44,300  Seek Ltd.                                    358,111
                       CONSTRUCTION & ENGINEERING - 1.6%              196,300  Boart Longyear Group (a)                     414,565
                                                                       28,400  Leighton Holdings Ltd.                     1,297,839
                                                                                                                       ------------
                                                                                                                          1,712,404
                                                                                                                       ------------
                       DIVERSIFIED FINANCIAL SERVICES - 0.7%           14,800  Australian Stock Exchange Ltd.               705,888
                       ENERGY EQUIPMENT & SERVICES - 0.9%              26,111  WorleyParsons Ltd.                           982,623
                       HEALTH CARE EQUIPMENT & SUPPLIES - 0.8%         12,600  Cochlear Ltd.                                871,641
                       INSURANCE - 1.0%                                35,000  QBE Insurance Group Ltd.                   1,049,736
                       METALS & MINING - 1.9%                          22,900  BHP Billiton Ltd.                            905,271
                                                                      165,471  Lihir Gold Ltd. (a)                          578,513
                                                                       32,000  Zinifex Ltd.                                 503,163
                                                                                                                       ------------
                                                                                                                          1,986,947
                                                                                                                       ------------
                       OIL, GAS & CONSUMABLE FUELS - 1.4%              55,900  Origin Energy Ltd.                           510,910
                                                                       47,500  Paladin Resources Ltd. (a)                   326,235
                                                                       15,600  Woodside Petroleum Ltd.                      694,902
                                                                                                                       ------------
                                                                                                                          1,532,047
                                                                                                                       ------------
                       TRANSPORTATION INFRASTRUCTURE - 1.0%           224,800  Macquarie Infrastructure Group               622,367
                                                                       62,300  Transurban Group                             403,558
                                                                                                                       ------------
                                                                                                                          1,025,925
                                                                                                                       ------------
                                                                               TOTAL COMMON STOCKS IN AUSTRALIA          13,922,081
                                                                                                                       ------------
CHINA - 2.4%           ELECTRICAL EQUIPMENT - 0.2%                      6,300  Suntech Power Holdings Co. Ltd. (a)(b)       251,370
                       MEDIA - 0.6%                                    10,200  Focus Media Holding Ltd. (a)(b)(f)           591,804

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL GROWTH V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)   (IN U.S. DOLLARS)

                                                                     SHARES
                                        INDUSTRY                      HELD                 COMMON STOCKS                   VALUE
                                        --------                   ----------              -------------               -------------
                       METALS & MINING - 0.5%                         247,500  China Molybdenum Co. Ltd. (a)           $    545,058
                       OIL, GAS & CONSUMABLE FUELS - 1.1%             188,100  China Shenhua Energy Co. Ltd. Class H      1,129,977
                                                                               TOTAL COMMON STOCKS IN CHINA               2,518,209
HONG KONG - 10.0%      COMMERCIAL BANKS - 0.5%                         28,000  Hang Seng Bank Ltd.                          497,411
                       COMMUNICATIONS EQUIPMENT - 0.4%                 80,700  ZTE Corp.                                    425,100
                       DISTRIBUTORS - 0.9%                            235,000  China Resources Enterprise, Ltd.             997,575
                       DIVERSIFIED FINANCIAL SERVICES - 1.9%           66,500  Hong Kong Exchanges and Clearing Ltd.      2,032,506
                       ELECTRIC UTILITIES - 0.6%                      174,300  Cheung Kong Infrastructure
                                                                               Holdings Ltd.                                654,703
                       FOOD PRODUCTS - 1.1%                           613,400  Chaoda Modern Agriculture
                                                                               Holdings Ltd.                                498,683
                                                                      151,200  China Mengniu Dairy Co., Ltd.                658,376
                                                                                                                       ------------
                                                                                                                          1,157,059
                                                                                                                       ------------
                       INDUSTRIAL CONGLOMERATES - 0.5%                203,000  NWS Holdings Ltd.                            477,349
                       REAL ESTATE MANAGEMENT &
                       DEVELOPMENT - 1.1%                              62,600  Henderson Land Development Co., Ltd.         496,445
                                                                      267,700  Midland Holdings Ltd.                        289,951
                                                                       23,700  Sun Hung Kai Properties Ltd.                 399,377
                                                                                                                       ------------
                                                                                                                          1,185,773
                                                                                                                       ------------
                       SPECIALTY RETAIL - 0.5%                         32,500  Esprit Holdings Ltd.                         516,314
                       TRANSPORTATION INFRASTRUCTURE - 1.5%           156,100  COSCO Pacific Ltd.                           493,971
                                                                      113,500  China Merchants Holdings International
                                                                               Co., Ltd.                                    705,921
                                                                       67,700  Hopewell Holdings Ltd.                       323,092
                                                                                                                       ------------
                                                                                                                          1,522,984
                                                                                                                       ------------
                       WIRELESS TELECOMMUNICATION SERVICES - 1.0%      64,600  China Mobile Ltd.                          1,057,852
                                                                                                                       ------------
                                                                               TOTAL COMMON STOCKS IN HONG KONG          10,524,626
                                                                                                                       ------------
INDIA - 7.8%           AUTOMOBILES - 0.2%                              12,300  Tata Motors Ltd.                             239,811
                       COMMERCIAL BANKS - 0.5%                         15,700  HDFC Bank Ltd.                               565,629
                       CONSTRUCTION & ENGINEERING - 1.3%               14,400  Jaiprakash Associates Ltd.                   395,745
                                                                       13,600  Larsen & Toubro Ltd.                         958,357
                                                                                                                       ------------
                                                                                                                          1,354,102
                                                                                                                       ------------
                       ELECTRICAL EQUIPMENT - 0.8%                     11,600  Bharat Heavy Electricals Ltd.                592,976
                                                                        7,600  Suzlon Energy Ltd.                           276,764
                                                                                                                       ------------
                                                                                                                            869,740
                                                                                                                       ------------
                       IT SERVICES - 1.3%                              14,100  Infosys Technologies Ltd.                    669,748
                                                                       28,800  Satyam Computer Services Ltd.                322,457
                                                                       15,900  Tata Consultancy Services Ltd.               423,022
                                                                                                                       ------------
                                                                                                                          1,415,227
                                                                                                                       ------------
                       INDUSTRIAL CONGLOMERATES - 0.2%                  7,000  Siemens India Ltd.                           237,356
                       MEDIA - 0.3%                                    34,000  Zee Telefilms Ltd.                           291,685
                       METALS & MINING - 1.0%                          85,600  Hindalco Industries Ltd.                     369,918
                                                                       36,200  Sterlite Industries India Ltd.               680,121
                                                                                                                          1,050,039

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL GROWTH V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)   (IN U.S. DOLLARS)

                                                                     SHARES
                                        INDUSTRY                      HELD                 COMMON STOCKS                   VALUE
                                        --------                   ----------              -------------               -------------
                       OIL, GAS & CONSUMABLE FUELS - 0.8%              13,700  Reliance Industries Ltd.                $    790,094
                       PHARMACEUTICALS - 0.3%                          10,100  Sun Pharma Advanced Research Co.,
                                                                               Ltd. (a)                                      19,124
                                                                       10,100  Sun Pharmaceuticals Industries Ltd.          244,544
                                                                                                                       ------------
                                                                                                                            263,668
                                                                                                                       ------------
                       WIRELESS TELECOMMUNICATION SERVICES - 1.1%      33,000  Bharti Tele-Ventures Ltd. (a)                778,385
                                                                       29,000  Reliance Communication Ventures Ltd.         427,022
                                                                                                                       ------------
                                                                                                                          1,205,407
                                                                                                                       ------------
                                                                               TOTAL COMMON STOCKS IN INDIA               8,282,758
                                                                                                                       ------------
JAPAN - 3.4%           CHEMICALS - 0.9%                                13,400  JSR Corp.                                    328,394
                                                                       42,000  Mitsubishi Rayon Co., Ltd.                   297,636
                                                                       42,000  Toray Industries, Inc.                       333,470
                                                                                                                            959,500
                       ELECTRICAL EQUIPMENT - 0.4%                     32,000  Matsushita Electric Works Ltd.               385,844
                       FOOD & STAPLES RETAILING - 0.3%                 11,100  Seven & I Holdings Co. Ltd.                  285,557
                       OFFICE ELECTRONICS - 0.7%                       14,000  Canon, Inc.                                  764,201
                       REAL ESTATE MANAGEMENT &
                       DEVELOPMENT - 0.3%                              13,000  Mitsui Fudosan Co., Ltd.                     361,033
                       ROAD & RAIL - 0.4%                                  50  East Japan Railway Co.                       394,376
                       WIRELESS TELECOMMUNICATION SERVICES - 0.4%         275  NTT DoCoMo, Inc.                             392,635
                                                                                                                       ------------
                                                                               TOTAL COMMON STOCKS IN JAPAN               3,543,146
                                                                                                                       ------------
SINGAPORE - 1.0%       FOOD PRODUCTS - 0.4%                           168,000  Wilmar International Ltd.                    413,921
                       INDUSTRIAL CONGLOMERATES - 0.6%                 70,400  Keppel Corp. Ltd.                            682,437
                                                                                                                       ------------
                                                                               TOTAL COMMON STOCKS IN SINGAPORE           1,096,358
                                                                                                                       ------------
SOUTH KOREA - 0.5%     CONSTRUCTION & ENGINEERING - 0.5%                2,300  Doosan Heavy Industries and
                                                                               Construction Co. Ltd.                        243,018
                                                                        1,400  GS Engineering & Construction Corp.          243,226
                                                                                                                       ------------
                                                                               TOTAL COMMON STOCKS IN SOUTH KOREA           486,244
                                                                                                                       ------------
                                                                               TOTAL COMMON STOCKS IN THE
                                                                               PACIFIC BASIN/ASIA - 38.3%
                                                                                                                         40,373,422
                                                                                                                       ------------
                                                                               TOTAL COMMON STOCKS
                                                                               (COST - $74,385,498) - 97.7%             102,949,667
                                                                                                                       ------------

                                                                   BENEFICIAL
                                                                    INTEREST            SHORT-TERM SECURITIES
                                                                   ----------           ---------------------
                                                                   $1,881,787  BlackRock Liquidity Series, LLC
                                                                               Cash Sweep Series, 5.22% (c)(d)            1,881,787
                                                                      605,000  BlackRock Liquidity Series, LLC
                                                                               Money Market Series, 5.26% (c)(d)(e)
                                                                                                                            605,000
                                                                                                                       ------------
                                                                               TOTAL SHORT-TERM SECURITIES
                                                                               (COST - $2,486,787) - 2.4%                 2,486,787
                                                                                                                       ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL GROWTH V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)   (IN U.S. DOLLARS)

                                                                    NUMBER OF
                                                                    CONTRACTS             OPTIONS PURCHASED               VALUE
                                                                   ----------             -----------------            ------------
PUT OPTIONS PURCHASED                                                   1,202  iShares MSCI Emerging Markets Index
                                                                               Fund, expiring October 2007 at USD 130  $     87,145
                                                                          476  iShares Russell 2000 Index Fund,
                                                                               expiring October 2007 at USD 77               36,176
                                                                                                                       ------------
                                                                               TOTAL OPTIONS PURCHASED
                                                                               (PREMIUMS PAID - $597,603) - 0.1%            123,321
                                                                                                                       ------------
                                                                               TOTAL INVESTMENTS
                                                                               (COST - $77,469,888*) - 100.2%           105,559,775
                                                                               LIABILITIES IN EXCESS OF OTHER
                                                                               ASSETS - (0.2%)                             (184,654)
                                                                                                                       ------------
                                                                               NET ASSETS - 100.0%                     $105,375,121
                                                                                                                       ============

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2007, as computed for federal income tax purposes, were as follows:

Aggregate cost                  $77,557,607
                                ===========
Gross unrealized appreciation   $29,280,681
Gross unrealized depreciation    (1,278,513)
                                -----------
Net unrealized appreciation     $28,002,168
                                ===========

(a)  Non-income producing security.

(b)  Depositary receipts.

(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

AFFILIATE                                             NET ACTIVITY   INTEREST INCOME
---------                                             ------------   ---------------
BlackRock Liquidity Series, LLC Cash Sweep Series      $(900,491)        $67,654
BlackRock Liquidity Series, LLC Money Market Series    $ 223,200         $ 1,009

(d)  Represents the current yield as of September 30, 2007.

(e)  Security was purchased with the cash proceeds from securities loans.

(f)  Security, or a portion of security, is on loan.

- For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

- Forward foreign exchange contracts purchased as of September 30, 2007 were as follows:

FOREIGN CURRENCY     SETTLEMENT      UNREALIZED
PURCHASED               DATE        APPRECIATION
----------------   --------------   ------------
ZAR 1,757,585      September 2007       $4,964
                                        ------
TOTAL UNREALIZED APPRECIATION ON
FORWARD FOREIGN EXCHANGE
CONTRACTS - NET
(USD COMMITMENT - $250,154)             $4,964
                                        ======

-    Currency Abbreviations:

USD   U.S. Dollar
ZAR   South African Rand

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GOVERNMENT INCOME V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)

                                                                    FACE      INTEREST            MATURITY
ISSUE                                                              AMOUNT       RATE              DATE(S)                VALUE
-----                                                           ------------  --------  ---------------------------  ------------
U.S. GOVERNMENT OBLIGATIONS - 5.3%
U.S. Treasury Inflation Indexed Bonds                           $  4,711,959    3.50%          1/15/2011 (f)         $  4,917,740
U.S. Treasury Notes                                                9,300,000   4.125             8/31/2012              9,262,223
                                                                                                                     ------------
TOTAL U.S. GOVERNMENT OBLIGATIONS  (COST - $14,144,762) - 5.3%                                                         14,179,963
                                                                                                                     ------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES+ - 198.7%
Fannie Mae Guaranteed Pass-Through Certificates                   19,602,345    4.50    10/15/2022 - 10/15/2037 (d)    18,816,791
                                                                  43,000,000    5.00    10/15/2022 - 10/15/2037 (d)    41,825,000
                                                                   4,195,040   5.088          11/01/2035 (a)            4,177,276
                                                                   2,474,920   5.154          11/01/2035 (a)            2,464,584
                                                                   2,042,567    5.27           9/01/2035 (a)            2,028,626
                                                                   2,359,064   5.473          12/01/2036 (a)            2,367,427
                                                                 220,100,000    5.50          10/15/2037 (d)          215,566,336
                                                                 102,633,128    6.00    10/15/2022 - 10/15/2037 (d)   102,822,926
                                                                  75,245,322    6.50    7/01/2032 - 10/15/2037 (d)     76,607,251
                                                                     431,870    7.50             5/01/2032                450,772
                                                                     243,936    8.00    4/01/2008 - 11/01/2032 (f)        255,243
Freddie Mac Mortgage Participation Certificates                   28,957,451    5.50    7/01/2037 - 10/15/2037 (d)     28,351,148
                                                                   2,000,000    6.00          10/15/2022 (d)            2,025,000
                                                                      14,486    7.50       8/01/2029 - 9/01/2031           15,165
                                                                     309,352    8.00      12/01/2029 - 7/01/2030          327,773
Ginnie Mae MBS Certificates                                        5,000,000    5.50            10/21/2037              4,923,438
                                                                  19,000,000    6.00          10/21/2037 (d)           19,029,900
                                                                   4,600,000    6.50          10/15/2037 (d)            4,700,625
                                                                   2,319,069    8.00             1/15/2032              2,467,311
                                                                                                                     ------------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (COST - $530,955,830) - 198.7%                                529,222,592
                                                                                                                     ------------

                                FACE
                               AMOUNT                                        ISSUE
                            -----------  -----------------------------------------------------------------------------
ASSET-BACKED SECURITIES+ - 5.8%
                            $11,000,000  Carrington Mortgage Loan Trust Series 2006-NC1 Class A2, 5.48% due
                                         1/25/2036 (a)                                                                    10,887,944
                              2,287,046  IXIS Real Estate Capital Trust Series 2006-HE3 Class A1, 4.923% due
                                         1/25/2037 (a)                                                                     2,273,973
                              2,367,927  Soundview Home Equity Loan Trust Series 2006-EQ1 Class A1, 4.923% due
                                         10/25/2036 (a)
                                                                                                                           2,353,645
                                                                                                                        ------------
                                         TOTAL ASSET-BACKED SECURITIES (COST - $15,654,973) - 5.8%                        15,515,562
                                                                                                                        ------------
NON-GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES+ - 35.5%
Collateralized Mortgage
   Obligations - 34.7%        4,601,691  ABN AMRO Mortgage Corp. Series 2003-7 Class A1, 4.75% due 7/25/2018               4,524,640
                              3,890,000  Banc of America Funding Corp. Series 2006-7 Class 1A7, 6% due 9/25/2036           3,914,115
                              2,616,261  Banc of America Funding Corp. Series 2006-B Class 5A1, 5.813%
                                         due 3/20/2036 (a)                                                                 2,644,789
                              2,799,785  Banc of America Mortgage Securities Inc. Series 2003-5 Class 2A1, 5%
                                         due 7/25/2018                                                                     2,727,167
                              1,371,502  CS First Boston Mortgage Securities Corp. Series 2003-8 Class 2A1, 5%
                                         due 4/25/2018                                                                     1,333,700
                              1,714,764  CS First Boston Mortgage Securities Corp. Series 2003-10 Class 4A1, 5%
                                         due 5/25/2018                                                                     1,666,729

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GOVERNMENT INCOME V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)

                                FACE
                               AMOUNT                                        ISSUE                                          VALUE
                            -----------  -----------------------------------------------------------------------------  ------------
                            $   667,012  Chase Mortgage Finance Corp. Series 2003-S3 Class A1, 5% due 3/25/2018         $    650,963
                              1,872,068  Chase Mortgage Finance Corp. Series 2003-S4 Class 2A1, 5% due 4/25/2018 (f)       1,845,339
                                 35,830  Chase Mortgage Finance Corp. Series 2003-S12 2A1, 5% due 12/25/2018                  35,266
                              2,874,034  Citimortgage Alternative Loan Trust Series 2007-A2 Class 1A5, 6%
                                         due 2/25/2037                                                                     2,895,960
                              1,585,182  Citimortgage Alternative Loan Trust Series 2007-A3 Class 1A7, 5.75%
                                         due 3/25/2037                                                                     1,587,659
                              1,106,555  Countrywide Alternative Loan Trust Series 2005-57CB Class 3A3, 5.50%
                                         due 12/25/2035                                                                    1,104,929
                                 48,317  Countrywide Alternative Loan Trust Series 2006-6CB Class 1A10, 5.50%
                                         due 5/25/2036                                                                        48,359
                                563,709  Countrywide Alternative Loan Trust Series 2006-27CB Class A4, 6%
                                         due 11/25/2036                                                                      567,723
                              1,117,896  Countrywide Alternative Loan Trust Series 2006-41CB Class 1A3, 6%
                                         due 1/25/2037                                                                     1,130,702
                                 71,649  Countrywide Alternative Loan Trust Series 2006-41CB Class 2A17, 6%
                                         due 1/25/2037                                                                        72,343
                                 85,123  Countrywide Alternative Loan Trust Series 2006-43CB Class 1A7, 6%
                                         due 2/25/2037                                                                        85,814
                              2,145,238  Countrywide Alternative Loan Trust Series 2007-3T1 Class1A7, 6% due 4/25/2037     2,168,690
                                 34,936  Countrywide Alternative Loan Trust Series 2007-7T2 Class A9, 6% due 4/25/2037        35,183
                              4,190,000  Countrywide Alternative Loan Trust Series 2007-16CB Class 5A3, 6.25%
                                         due 8/25/2037                                                                     4,226,663
                              2,192,965  Countrywide Alternative Loan Trust Series 2007-19 Class 1A8, 6% due 8/25/2037     2,190,189
                              2,170,367  Countrywide Home Loan Mortgage Pass-Through Trust Series 2003-10
                                         Class A6, 5.223% due 5/25/2033 (a)                                                2,168,948
                              2,140,440  Countrywide Home Loan Mortgage Pass-Through Trust Series 2004-J1
                                         Class 2A1, 4.75% due 1/25/2019                                                    2,091,136
                              5,191,293  Countrywide Home Loan Mortgage Pass-Through Trust Series 2006-20
                                         Class 1A33, 6% due 2/25/2037                                                      5,241,048
                              2,259,763  Deutsche Mortgage Securities, Inc. Series 2004-1 Class 2A1, 4.75%
                                         due 10/25/2018                                                                    2,207,389
                              1,514,633  First Horizon Alternative Mortgage Securities Series 2005-FA9 Class A5, 5.50%
                                         due 12/25/2035                                                                    1,516,010
                                164,353  GMAC Mortgage Corp. Loan Trust Series 2003-J10 Class A1, 4.75% due 1/25/2019        160,006
                              7,445,155  Harborview Mortgage Loan Trust Series 2006-9 Class 2AB1, 5.756%
                                         due 11/19/2036 (a)                                                                7,245,355
                              6,703,922  Harborview Mortgage Loan Trust Series 2006-12 Class 2A2B, 5.271%
                                         due 1/19/2038 (a)                                                                 6,519,443
                              1,291,305  MASTR Asset Securitization Trust Series 2003-4 Class 2A7, 4.75% due 5/25/2018     1,268,797
                              1,736,778  MASTR Asset Securitization Trust Series 2003-5 Class 2A1, 5% due 6/25/2018        1,700,371
                              2,367,859  MASTR Asset Securitization Trust Series 2003-7 Class 2A1, 4.75% due 8/25/2018     2,327,100
                              2,521,431  Merrill Lynch Mortgage Investors, Inc. Series 2006-A3 Class 3A1, 5.83%
                                         due 5/25/2036 (a)(b)                                                              2,550,381
                              2,912,012  Residential Asset Securitization Trust Series 2006-A10 Class A4, 6.50%
                                         due 9/25/2036                                                                     2,966,095
                              2,482,302  Residential Funding Mortgage Securities I Series 2003-S8 Class A1, 5%
                                         due 5/25/2018                                                                     2,441,422
                              2,189,035  Residential Funding Mortgage Securities I Series 2003-S16 Class A3, 5%
                                         due 9/25/2018                                                                     2,132,258
                              1,240,000  Residential Funding Mortgage Securities I Series 2007-S2 Class A3, 6%
                                         due 2/25/2037                                                                     1,249,615
                              4,850,250  Residential Funding Mortgage Securities I Series 2007-S6 Class 2A12, 6%
                                         due 6/25/2037                                                                     4,890,694
                                648,912  Washington Mutual Series 2002-AR19 Class A8, 4.556% due 2/25/2033 (a)               648,115
                              1,686,958  Washington Mutual Series 2003-S3 Class 2A1, 5% due 5/25/2018                      1,663,829
                              2,113,442  Washington Mutual Series 2003-S5 Class 2A, 5% due 6/25/2018                       2,084,384
                              2,384,130  Washington Mutual Series 2003-S7 Class A1, 4.50% due 8/25/2018                    2,274,611

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GOVERNMENT INCOME V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)

                                FACE
                               AMOUNT                                        ISSUE                                          VALUE
                            -----------  -----------------------------------------------------------------------------  ------------
                            $ 1,549,625  Washington Mutual Series 2003-S8 Class A2, 5% due 9/25/2018                    $  1,517,141
                                 42,511  Wells Fargo Alternative Loan Trust Series 2007-PA2 Class 1A1, 6%
                                         due 6/25/2037                                                                        41,395
                                  4,378  Wells Fargo Mortgage Backed Securities Trust Series 2007-8 Class 1A16, 6%
                                         due 7/25/2037                                                                         4,325
                                 31,238  Wells Fargo Mortgage Backed Securities Trust Series 2007-8 Class 1A22, 6%
                                         due 7/25/2037                                                                        30,933
Commercial Mortgage-Backed
   Securities - 0.8%            575,000  Citigroup Commercial Mortgage Trust Series 2007-C6 Class A4, 5.889%
                                         due 6/10/2017 (a)                                                                   581,288
                              1,565,000  JPMorgan Chase Commercial Mortgage Securities Corp. Series 2007-CB20
                                         Class A4, 5.794% due 2/12/2051 (a)                                                1,580,400
                                                                                                                        ------------
                                         TOTAL NON-GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
                                         (COST - $94,226,167) - 35.5%                                                     94,559,411
                                                                                                                        ------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES+ - COLLATERALIZED MORTGAGE OBLIGATIONS - 38.6%
                              6,672,318  Fannie Mae Trust Series 353 Class 2, 5% due 8/01/2034 (e)                         1,759,636
                              5,944,334  Fannie Mae Trust Series 367 Class 2, 5.50% due 1/25/2036 (e)                      1,560,045
                              4,223,068  Fannie Mae Trust Series 370 Class 2, 6% due 5/25/2036 (e)                         1,044,175
                                171,362  Fannie Mae Trust Series 2002-W11 Class AV1, 5.213% due 11/25/2032 (a)               171,344
                              2,431,835  Fannie Mae Trust Series 2003-27 Class FP, 5.173% due 6/25/2028 (a)                2,430,524
                              3,975,015  Fannie Mae Trust Series 2003-33 Class LF, 5.223% due 7/25/2017 (a)                3,996,326
                              3,660,205  Fannie Mae Trust Series 2003-34 Class FS, 5.273% due 1/25/2032 (a)                3,664,479
                              3,078,168  Fannie Mae Trust Series 2003-41 Class YF, 5.173% due 6/25/2028 (a)                3,076,530
                              6,110,096  Fannie Mae Trust Series 2006-106 Class PA, 5.50% due 6/25/2030                    6,140,517
                              3,425,000  Fannie Mae Trust Series 2006-M2 Class A2A, 5.271% due 10/20/2032 (a)              3,366,478
                              5,935,351  Freddie Mac Multiclass Certificates Series 2564 Class OF, 5.391%
                                         due 2/15/2026 (a)                                                                 5,934,404
                              5,694,759  Freddie Mac Multiclass Certificates Series 2594 Class DF, 5.391%
                                         due 12/15/2027 (a)                                                                5,693,334
                              6,346,132  Freddie Mac Multiclass Certificates Series 2614 Class EF, 5.491%
                                         due 12/15/2017 (a)                                                                6,391,987
                              1,800,000  Freddie Mac Multiclass Certificates Series 2634 Class TH, 4.50% due 6/15/2018     1,682,165
                              1,670,000  Freddie Mac Multiclass Certificates Series 2743 Class HE, 4.50% due 2/15/2019     1,573,356
                              1,470,000  Freddie Mac Multiclass Certificates Series 2746 Class EG, 4.50% due 2/15/2019     1,389,258
                              1,980,000  Freddie Mac Multiclass Certificates Series 2798 Class JK, 4.50% due 5/15/2019     1,865,824
                              2,100,000  Freddie Mac Multiclass Certificates Series 2827 Class DG, 4.50% due 7/15/2019     1,953,006
                              2,030,000  Freddie Mac Multiclass Certificates Series 2882 Class UW, 4.50%
                                         due 11/15/2019                                                                    1,869,225
                              1,500,000  Freddie Mac Multiclass Certificates Series 2899 Class KT, 4.50%
                                         due 12/15/2019                                                                    1,380,135
                              1,860,000  Freddie Mac Multiclass Certificates Series 2924 Class DB, 4.50% due 1/15/2020     1,725,015
                              1,240,000  Freddie Mac Multiclass Certificates Series 2948 Class KT, 4.50% due 3/15/2020     1,136,566
                              2,850,000  Freddie Mac Multiclass Certificates Series 2971 Class GD, 5% due 5/15/2020        2,749,862
                              1,470,000  Freddie Mac Multiclass Certificates Series 2987 Class HE, 4.50% due 6/15/2020     1,371,649
                              1,140,000  Freddie Mac Multiclass Certificates Series 2995 Class JK, 4.50% due 6/15/2020     1,054,928
                              3,850,000  Freddie Mac Multiclass Certificates Series 3042 Class EA, 4.50% due 9/15/2035     3,510,132
                              4,558,539  Freddie Mac Multiclass Certificates Series 3192 Class GA, 6% due 3/15/2027        4,617,841
                              1,825,000  Freddie Mac Multiclass Certificates Series 3215 Class QH, 6% due 9/15/2036        1,800,259
                              1,825,000  Freddie Mac Multiclass Certificates Series 3218 Class BG, 6% due 9/15/2036        1,837,436
                              4,326,194  Freddie Mac Multiclass Certificates Series 3242 Class NC, 5.75%
                                         due 12/15/2028                                                                    4,369,411

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GOVERNMENT INCOME V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)

                                FACE
                               AMOUNT                                        ISSUE                                          VALUE
                            -----------  -----------------------------------------------------------------------------  ------------
                            $48,867,475  Ginnie Mae Trust Series 2002-83 Class IO, 1.574% due 10/16/2042 (a)(e)         $  1,602,868
                             16,995,061  Ginnie Mae Trust Series 2002-94 Class XB, 2.349% due 11/16/2007 (a)(e)               15,763
                             89,857,748  Ginnie Mae Trust Series 2003-17 Class IO, 1.24% due 3/16/2043 (a)(e)              3,845,507
                              3,309,269  Ginnie Mae Trust Series 2003-105 Class A, 4.50% due 11/16/2027                    3,257,348
                             39,288,760  Ginnie Mae Trust Series 2003-109 Class IO, 1.098% due 11/16/2043 (a)(e)           1,603,205
                             24,474,666  Ginnie Mae Trust Series 2004-9 Class IO, 1.383% due 3/16/2034 (a)(e)                971,945
                              3,765,269  Ginnie Mae Trust Series 2004-43 Class Z, 4.50% due 6/16/2044 (a)                  2,916,400
                              3,921,176  Ginnie Mae Trust Series 2004-45 Class Z, 5.723% due 6/16/2045 (a)                 3,930,281
                             52,206,992  Ginnie Mae Trust Series 2004-77 Class IO, 1.065% due 9/16/2044 (a)(e)             2,160,315
                              1,447,158  Ginnie Mae Trust Series 2005-71 Class AB, 5.50% due 9/20/2035                     1,452,875
                                                                                                                        ------------
                                         TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - COLLATERALIZED
                                         MORTGAGE OBLIGATIONS (COST - $100,327,886) - 38.6%                              102,872,354
                                                                                                                        ------------

                             BENEFICIAL
                              INTEREST                               SHORT-TERM SECURITIES
                            -----------  -----------------------------------------------------------------------------
                            $ 1,544,745  BlackRock Liquidity Series, LLC Cash Sweep Series, 5.22% (b)(c)                   1,544,745
                                                                                                                        ------------
                                         TOTAL SHORT-TERM SECURITIES (COST - $1,544,745) - 0.6%                            1,544,745
                                                                                                                        ------------
                                         TOTAL INVESTMENTS BEFORE TBA SALE COMMITMENTS  (COST - $756,854,363) - 284.5%   757,894,627
                                                                                                                        ------------

                                                                    FACE      INTEREST            MATURITY
ISSUE                                                              AMOUNT       RATE               DATE(S)
-----                                                           ------------  --------  ---------------------------
TBA SALE COMMITMENTS - (134.8%)
Fannie Mae Guaranteed Pass-Through Certificates                 $ 18,000,000    4.50    10/15/2022 - 10/15/2037 (d)    (17,335,710)
                                                                  43,000,000    5.00    10/15/2022 - 10/15/2037 (d)    (41,835,084)
                                                                 105,100,000    5.50          10/15/2037 (d)          (102,884,366)
                                                                  74,200,000    6.00    10/15/2022 - 10/15/2037 (d)    (74,314,416)
                                                                  74,000,000    6.50    7/01/2032 - 10/15/2037 (d)     (75,360,860)
Freddie Mac Mortgage Participation Certificates                   28,900,000    5.50    7/01/2032 - 10/15/2037 (d)     (28,299,574)
Ginnie Mae MBS Certificates                                       19,000,000    6.00          10/21/2037 (d)           (19,123,279)
TOTAL TBA SALE COMMITMENTS (PREMIUMS RECEIVED - $360,062,490) - (134.8%)                                              (359,153,289)
   TOTAL INVESTMENTS, NET OF TBA SALE COMMITMENTS (COST - $396,791,873*) - 149.7%                                      398,741,338
   LIABILITIES IN EXCESS OF OTHER ASSETS - (49.7%)                                                                    (132,319,450)
                                                                                                                     -------------
   NET ASSETS - 100.0%                                                                                               $ 266,421,888
                                                                                                                     =============

* The cost and unrealized appreciation (depreciation) of investments, net of TBA sale commitments, as of September 30, 2007, as computed for federal income tax purposes, were as follows:

Aggregate cost                  $397,583,578
                                ============
Gross unrealized appreciation   $  4,845,227
Gross unrealized depreciation
                                  (3,687,467)
                                ------------
Net unrealized appreciation     $  1,157,760
                                ============

(a)  Floating rate security.

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GOVERNMENT INCOME V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)

(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                         PURCHASE      SALE     REALIZED
AFFILIATE                                                  COST        COST       GAIN     INTEREST
---------                                               ----------   --------   --------   --------
BlackRock Liquidity Series, LLC Cash Sweep Series       $1,159,964*        --       --      $84,252
Merrill Lynch Mortgage Investors, Inc. Series 2006-A3
   Class 3A1, 5.83% due 5/25/2036
                                                        $2,643,185   $126,581     $243      $38,278

*    Represents net purchase cost.

(c)  Represents the current yield as of September 30, 2007.

(d) Represents or includes a "to-be-announced" transaction. The Fund has committed to purchasing securities for which all specific information is not available at this time.

(e) Represents the interest-only portion of a mortgage-backed security and has either a nominal or a notional amount of principal.

(f) All or a portion of security held as collateral in connection with open financial futures contracts.

+ Asset-Backed and Mortgage-Backed Securities are subject to principal paydowns. As a result of prepayments or refinancing of the underlying mortgage instruments, the average life may be substantially less than the original maturity.

- Financial futures contracts purchased as of September 30, 2007 were as follows:

NUMBER OF                                  EXPIRATION        FACE       UNREALIZED
CONTRACTS              ISSUE                  DATE          VALUE      APPRECIATION
---------   --------------------------   -------------   -----------   ------------
   614      10-Year U.S. Treasury Bond   December 2007   $67,063,382    $  35,306

-    Financial futures contracts sold as of September 30, 2007 were as follows:

NUMBER OF                                  EXPIRATION        FACE       UNREALIZED
CONTRACTS              ISSUE                  DATE          VALUE      DEPRECIATION
---------   --------------------------   -------------   -----------   ------------
   202       2-Year U.S. Treasury Bond   December 2007   $41,743,304    $ (80,165)
   500       5-Year U.S. Treasury Bond   December 2007   $53,400,056     (115,569)
                                                                        ---------
TOTAL UNREALIZED APPRECIATION                                           $(195,734)
                                                                        =========

-    Swaps outstanding as of September 30, 2007 were as follows:

                                                                                                       UNREALIZED
                                                                                        NOTIONAL      APPRECIATION
                                                                                         AMOUNT      (DEPRECIATION)
                                                                                      ------------   --------------
Receive (pay) a variable return based on the change in the spread return of the
Lehman Brothers CMBS AAA 8.5+ Index and receive a floating rate based on the spread plus .20%
Broker, Credit Suisse First Boston International
Expires October 2007                                                                  $ 15,000,000             --
Receive (pay) a variable return based on the change in the spread return of the
Lehman Brothers CMBS Investment Grade Index and pay a floating rate based 1.328%
Broker, Citibank, N.A
Expires January 2008                                                                  $  3,305,000             --

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GOVERNMENT INCOME V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)

                                                                                                       UNREALIZED
                                                                                        NOTIONAL      APPRECIATION
                                                                                         AMOUNT      (DEPRECIATION)
                                                                                      ------------   --------------
Receive (pay) a variable return based on the change in the since inception return the Lehman Brothers MBS Fixed Rate Index and pay a floating rate based on 1-month LIBOR minus .07%
Broker, UBS Warburg
Expires January 2008                                                                  $ 44,100,000             --
Pay (receive) a variable return based on the change in the spread return of the
Lehman Brothers CMBS Aaa 8.5+ Index and receive a floating rate based on 1-month LIBOR
Broker, Deutsche Bank AG London
Expires February 2008                                                                 $  3,305,000             --
Receive a fixed rate of 4.875% and pay a floating rate based on 3-month LIBOR
Broker, Citibank, N.A
Expires August 2009                                                                   $ 89,900,000    $   324,382
Pay a fixed rate of 4.95% and receive a floating rate based on 3-month LIBOR
Broker, Deutsche Bank AG London
Expires August 2009                                                                   $101,000,000       (506,422)
Receive a fixed rate of 4.834% and pay a floating rate based on 3-month LIBOR
Broker, Lehman Brothers Special Financing
Expires August 2009                                                                   $ 65,400,000        188,218
Receive a fixed rate of 5.218% and pay a floating rate based on 3-month LIBOR
Broker, JPMorgan Chase
Expires January 2011                                                                  $ 51,575,000        753,456
Receive a fixed rate of 4.17% and pay 3.50% on Treasury Inflation Protected
Securities (TIPS) adjusted principal
Broker, Morgan Stanley Capital Services Inc.
Expires January 2011                                                                  $  4,725,000       (230,145)
Receive a fixed rate of 4.95% and pay a floating rate based on 3-month LIBOR
Broker, Citibank, N.A
Expires December 2011                                                                 $ 20,000,000         88,696
Receive a fixed rate of 5.019% and pay a floating rate based on 3-month LIBOR
Broker, Citibank, N.A
Expires August 2012                                                                   $ 30,700,000        191,453

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GOVERNMENT INCOME V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)

                                                                                                       UNREALIZED
                                                                                        NOTIONAL      APPRECIATION
                                                                                         AMOUNT      (DEPRECIATION)
                                                                                      ------------   --------------
Receive a fixed rate of 5.01% and pay a floating rate based on 3-month LIBOR
Broker, Deutsche Bank AG London
Expires August 2012                                                                   $ 37,000,000    $   216,040
Receive a fixed rate of 4.7534% and pay a floating rate based on 3-month LIBOR
Broker, Lehman Brothers Special Financing
Expires September 2012                                                                $ 30,600,000       (185,991)
Pay a fixed rate of 5.29% and receive a floating rate based on 3-month LIBOR
Broker, Citibank, N.A.
Expires May 2017                                                                      $  8,200,000        (63,166)
Pay a fixed rate of 5.762% and receive a floating rate based on 3-month LIBOR
Broker, Deutsche Bank AG London
Expires July 2017                                                                     $ 21,000,000       (915,816)
Pay a fixed rate of 5.7125% and receive a floating rate based on 3-month LIBOR
Broker, Deutsche Bank AG London
Expires July 2017                                                                     $ 58,000,000     (2,309,504)
Pay a fixed rate of 5.741% and receive a floating rate based on 3-month LIBOR
Broker, Credit Suisse First Boston International
Expires July 2017                                                                     $ 58,000,000     (2,436,074)
Receive a fixed rate of 5.354% and pay a floating rate based on 3-month LIBOR
Broker, Deutsche Bank AG London
Expires August 2017                                                                   $ 25,000,000        294,963
Receive a fixed rate of 5.632% and pay a floating rate based on 3-month LIBOR
Broker, Deutsche Bank AG London
Expires August 2017                                                                   $ 25,000,000        307,315
Receive a fixed rate of 5.1725% and pay a floating rate based on 3-month LIBOR
Broker, Lehman Brothers Special Financing
Expires September 2017                                                                $ 20,000,000        (58,904)
Receive a fixed rate of 5.23053% and pay a floating rate based on the 3-month LIBOR
Broker, Deutsche Bank AG London
Expires September 2017                                                                $ 21,000,000         36,961

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GOVERNMENT INCOME V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)

                                                                                                       UNREALIZED
                                                                                        NOTIONAL      APPRECIATION
                                                                                         AMOUNT      (DEPRECIATION)
                                                                                      ------------   --------------
Pay a fixed rate of 5.1565% and receive a floating rate based on 3-month LIBOR
Broker, Deutsche Bank AG London
Expires October 2017                                                                  $ 32,200,000             --
                                                                                                      -----------
TOTAL                                                                                                 $(4,304,538)
                                                                                                      ===========

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK HIGH INCOME V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)

                                    FACE
INDUSTRY                            AMOUNT                           CORPORATE BONDS                             VALUE
--------                         ----------                          ---------------                         ------------
AEROSPACE & DEFENSE - 2.1%       $1,000,000  DRS Technologies, Inc., 6.875% due 11/01/2013                   $  1,000,000
                                    250,000  DRS Technologies, Inc., 6.625% due 2/01/2016                         246,875
                                     65,000  L-3 Communications Corp., 5.875% due 1/15/2015                        62,400
                                  1,025,000  L-3 Communications Corp. Series B, 6.375% due 10/15/2015           1,007,062
                                    260,000  TransDigm, Inc., 7.75% due 7/15/2014                                 262,600
                                  1,390,000  Vought Aircraft Industries, Inc., 8% due 7/15/2011                 1,358,725
                                                                                                             ------------
                                                                                                                3,937,662
                                                                                                             ------------
AIRLINES - 0.5%                      20,216  Continental Airlines, Inc. Series 1998-1-C,
                                             6.541% due 9/15/2009 (b)                                              20,014
                                    904,185  Continental Airlines, Inc. Series 2001-1-C,
                                             7.033% due 12/15/2012 (b)                                            877,060
                                                                                                             ------------
                                                                                                                  897,074
                                                                                                             ------------
AUTO COMPONENTS - 1.9%              490,000  ArvinMeritor, Inc., 8.125% due 9/15/2015                             475,300
                                    155,000  Compagnie Generale de Geophysique SA, 7.50% due
                                             5/15/2015                                                            159,650
                                    150,000  The Goodyear Tire & Rubber Co., 9.135% due 12/01/2009 (f)            151,125
                                    270,000  The Goodyear Tire & Rubber Co., 7.857% due 8/15/2011                 274,050
                                  1,054,000  The Goodyear Tire & Rubber Co., 8.625% due 12/01/2011              1,101,430
                                    240,000  The Goodyear Tire & Rubber Co., 4% due 6/15/2034 (a)                 612,600
                                    540,000  Lear Corp., 8.75% due 12/01/2016                                     507,600
                                    315,000  Metaldyne Corp., 10% due 11/01/2013                                  299,250
                                                                                                             ------------
                                                                                                                3,581,005
                                                                                                             ------------
AUTOMOBILES - 0.3%                  700,000  Ford Motor Co., 8.90% due 1/15/2032                                  577,500
BIOTECHNOLOGY - 0.7%              1,180,000  Angiotech Pharmaceuticals, Inc., 9.371% due 12/01/2013 (f)         1,209,500
BUILDING PRODUCTS - 2.2%            600,000  CPG International I, Inc., 10.50% due 7/01/2013                      600,000
                                    479,000  Goodman Global Holding Co., Inc., 8.36% due 6/15/2012 (f)            474,210
                                  1,000,000  Goodman Global Holding Co., Inc., 7.875% due 12/15/2012              982,500
                                    100,000  Momentive Performance Materials, Inc., 9.75% due
                                             12/01/2014 (e)                                                        99,000
                                  2,000,000  Momentive Performance Materials, Inc., 11.50% due
                                             12/01/2016 (e)                                                     1,980,000
                                                                                                             ------------
                                                                                                                4,135,710
                                                                                                             ------------
CHEMICALS - 2.2%                    435,000  American Pacific Corp., 9% due 2/01/2015                             445,875
                                    545,000  Hexion U.S. Finance Corp., 9.75% due 11/15/2014                      599,500
                                    200,000  Hexion U.S. Finance Corp., 10.058% due 11/15/2014 (f)                206,000
                                    350,000  Huntsman International LLC, 7.875% due 11/15/2014                    372,750
                                    560,000  Ineos Group Holdings Plc, 8.50% due 2/15/2016 (e)                    536,200
                                    575,000  Innophos, Inc., 8.875% due 8/15/2014                                 569,250
                                    450,000  MacDermid, Inc., 9.50% due 4/15/2017 (e)                             434,250
                                    600,000  Terra Capital, Inc. Series B, 7% due 2/01/2017                       585,000
                                    300,000  Westlake Chemical Corp., 6.625% due 1/15/2016                        285,000
                                                                                                             ------------
                                                                                                                4,033,825
                                                                                                             ------------
COMMERCIAL SERVICES &               900,000  Allied Waste North America, Inc., 7.875% due 4/15/2013               929,250
SUPPLIES - 5.3%                     250,000  Ashtead Capital, Inc., 9% due 8/15/2016 (e)                          246,562
                                    725,000  Corrections Corp. of America, 7.50% due 5/01/2011                    730,437
                                    325,000  Corrections Corp. of America, 6.75% due 1/31/2014                    324,594
                                    910,000  DI Finance Series B, 9.50% due 2/15/2013                             941,850
                                    425,000  FTI Consulting, Inc., 7.625% due 6/15/2013                           435,625
                                  2,250,000  The Geo Group, Inc., 8.25% due 7/15/2013                           2,272,500
                                    450,000  Mobile Services Group, Inc., 9.75% due 8/01/2014 (e)                 450,000
                                    230,000  PNA Intermediate Holding Corp., 12.558% due
                                             2/15/2013 (e)(f)
                                                                                                                  225,400

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK HIGH INCOME V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)

                                    FACE
INDUSTRY                            AMOUNT                           CORPORATE BONDS                             VALUE
--------                         ----------                          ---------------                         ------------
                                 $  360,000  Quebecor World, Inc., 9.75% due 1/15/2015 (e)                   $    344,700
                                    800,000  Sally Holdings LLC, 10.50% due 11/15/2016                            800,000
                                  1,615,000  West Corp., 11% due 10/15/2016                                     1,695,750
                                    330,000  Yankee Acquisition Corp., 9.75% due 2/15/2017                        311,850
                                                                                                             ------------
                                                                                                                9,708,518
                                                                                                             ------------
COMMUNICATIONS EQUIPMENT - 1.3%     800,000  Dycom Industries, Inc., 8.125% due 10/15/2015                        814,000
                                  1,565,000  Nortel Networks Ltd., 9.61% due 7/15/2011 (e)(f)                   1,565,000
                                                                                                             ------------
                                                                                                                2,379,000
                                                                                                             ------------
COMPUTERS & PERIPHERALS - 0.5%      995,000  Viasystems, Inc., 10.50% due 1/15/2011                               995,000
CONSTRUCTION MATERIALS - 0.5%       535,000  Nortek, Inc., 8.50% due 9/01/2014                                    464,113
                                    425,000  Texas Industries, Inc., 7.25% due 7/15/2013                          423,938
                                                                                                             ------------
                                                                                                                  888,051
                                                                                                             ------------
CONTAINERS & PACKAGING - 2.4%     1,490,000  Berry Plastics Holding Corp., 8.875% due 9/15/2014                 1,523,525
                                    300,000  Graham Packing Co., Inc., 8.50% due 10/15/2012                       297,750
                                    875,000  Graphic Packaging International Corp., 8.50% due 8/15/2011           890,312
                                    395,000  Packaging Dynamics Finance Corp., 10% due 5/01/2016 (e)              396,975
                                    680,000  Pregis Corp., 12.375% due 10/15/2013                                 734,400
                                    560,000  Smurfit-Stone Container Enterprises, Inc., 8% due 3/15/2017          550,200
                                                                                                             ------------
                                                                                                                4,393,162
                                                                                                             ------------
DISTRIBUTORS - 0.3%                 625,000  Buhrmann US, Inc., 8.25% due 7/01/2014                               590,625
DIVERSIFIED FINANCIAL               950,000  Ford Motor Credit Co. LLC, 5.80% due 1/12/2009                       917,571
SERVICES - 2.3%                     230,000  Ford Motor Credit Co. LLC, 5.70% due 1/15/2010                       216,293
                                    990,000  Ford Motor Credit Co. LLC, 8.11% due 1/13/2012 (f)                   935,461
                                    475,000  GMAC LLC, 6% due 12/15/2011                                          438,415
                                    980,000  GMAC LLC, 6.75% due 12/01/2014                                       888,249
                                    850,000  Leucadia National Corp., 8.125% due 9/15/2015                        855,312
                                                                                                             ------------
                                                                                                                4,251,301
                                                                                                             ------------
DIVERSIFIED TELECOMMUNICATION       500,000  Cincinnati Bell, Inc., 7.25% due 7/15/2013                           503,750
SERVICES - 2.1%                     180,000  Citizens Communications Co., 6.25% due 1/15/2013                     175,500
                                  1,250,000  Qwest Communications International, Inc., 7.50%
                                             due 2/15/2014                                                      1,265,625
                                    750,000  Qwest Corp., 8.944% due 6/15/2013 (f)                                800,625
                                    489,000  Tele Norte Leste Participacoes SA Series B, 8%
                                             due 12/18/2013                                                       518,340
                                     75,000  Wind Acquisition Finance SA, 10.75% due 12/01/2015 (e)                83,063
                                    500,000  Windstream Corp., 8.125% due 8/01/2013                               526,250
                                                                                                             ------------
                                                                                                                3,873,153
                                                                                                             ------------
ELECTRIC UTILITIES - 3.0%           700,000  Edison Mission Energy, 7.50% due 6/15/2013                           717,500
                                    175,000  Edison Mission Energy, 7% due 5/15/2017 (e)                          172,375
                                    419,470  FPL Energy National Wind Portfolio, LLC, 6.125% due
                                             3/25/2019 (b)(e)                                                     421,689
                                  1,600,000  Mirant Americas Generation Inc., 8.30% due 5/01/2011               1,616,000
                                    560,000  NSG Holdings LLC, 7.75% due 12/15/2025 (b)(e)                        554,400
                                  1,410,000  Superior Essex Communications LLC, 9% due 4/15/2012                1,392,375
                                    700,105  Tenaska Alabama Partners LP, 7% due 6/30/2021 (b)(e)                 703,260
                                                                                                             ------------
                                                                                                                5,577,599
                                                                                                             ------------
ELECTRICAL EQUIPMENT - 0.4%         130,000  Belden CDT, Inc., 7% due 3/15/2017 (e)                               128,700
                                    556,000  Ucar Finance, Inc., 10.25% due 2/15/2012                             579,630
                                                                                                             ------------
                                                                                                                  708,330
                                                                                                             ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK HIGH INCOME V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)

                                    FACE
INDUSTRY                            AMOUNT                           CORPORATE BONDS                             VALUE
--------                         ----------                          ---------------                         ------------
ELECTRONIC EQUIPMENT &           $  500,000  AES Gener SA, 7.50% due 3/25/2014                               $    523,425
INSTRUMENTS - 1.1%
                                  1,150,000  NXP BV, 9.50% due 10/15/2015                                       1,072,375
                                    530,000  Sanmina-SCI Corp., 8.125% due 3/01/2016                              458,450
                                                                                                             ------------
                                                                                                                2,054,250
                                                                                                             ------------
ENERGY EQUIPMENT & SERVICES         805,000  Compagnie Generale de Geophysique-Veritas, 7.75% due                 829,150
- 1.4%                                       5/15/2017
                                    500,000  North American Energy Partners, Inc., 8.75% due 12/01/2011           505,000
                                  1,215,000  SemGroup LP, 8.75% due 11/15/2015 (e)                              1,187,663
                                                                                                             ------------
                                                                                                                2,521,813
                                                                                                             ------------
FOOD & STAPLES RETAILING - 0.6%     310,000  Rite Aid Corp., 9.375% due 12/15/2015 (e)                            288,300
                                    875,000  Rite Aid Corp., 7.50% due 3/01/2017                                  823,594
                                                                                                             ------------
                                                                                                                1,111,894
                                                                                                             ------------
FOOD PRODUCTS - 0.4%                475,000  Del Monte Corp., 8.625% due 12/15/2012                               482,125
                                    180,000  Smithfield Foods, Inc., 7.75% due 7/01/2017                          184,500
                                                                                                             ------------
                                                                                                                  666,625
                                                                                                             ------------
GAS UTILITIES - 0.5%                400,000  Colorado Interstate Gas Co., 5.95% due 3/15/2015                     393,411
                                    450,000  Transcontinental Gas Pipe Line Corp. Series B, 8.875% due
                                             7/15/2012                                                            500,625
                                                                                                             ------------
                                                                                                                  894,036
                                                                                                             ------------
HEALTH CARE EQUIPMENT &             720,000  The Cooper Cos., Inc., 7.125% due 2/15/2015                          709,200
SUPPLIES - 0.4%
HEALTH CARE PROVIDERS &             800,000  Accellent, Inc., 10.50% due 12/01/2013                               740,000
SERVICES -3.0%
                                    615,000  Community Health Systems, Inc., 8.875% due 7/15/2015 (e)             631,912
                                    250,000  Omnicare, Inc. Series OCR, 3.25% due 12/15/2035 (a)                  202,188
                                  1,810,000  Tenet Healthcare Corp., 6.50% due 6/01/2012                        1,533,975
                                    775,000  Tenet Healthcare Corp., 9.875% due 7/01/2014                         709,125
                                    155,000  Tenet Healthcare Corp., 9.25% due 2/01/2015                          136,788
                                    500,000  US Oncology, Inc., 9% due 8/15/2012                                  503,750
                                    500,000  United Surgical Partners International, Inc., 8.875% due
                                             5/01/2017                                                            505,000
                                    140,000  Universal Hospital Services, Inc., 8.50% due 6/01/2015 (e)(j)        134,623
                                    130,000  Universal Hospital Services, Inc., 8.759% due 6/01/2015 (e)(f)       129,350
                                    251,000  Viant Holdings, Inc., 10.125% due 7/15/2017 (e)                      233,430
                                                                                                             ------------
                                                                                                                5,460,141
                                                                                                             ------------
HOTELS, RESTAURANTS &               630,000  American Real Estate Partners LP, 7.125% due 2/15/2013               600,075
LEISURE - 4.8%
                                  1,140,000  American Real Estate Partners LP, 7.125% due 2/15/2013 (e)         1,085,850
                                    450,000  CCM Merger, Inc., 8% due 8/01/2013 (e)                               438,750
                                    205,000  Caesars Entertainment, Inc., 8.125% due 5/15/2011                    209,100
                                    340,000  Great Canadian Gaming Corp., 7.25% due 2/15/2015 (e)                 340,000
                                    740,000  Greektown Holdings, LLC, 10.75% due 12/01/2013 (e)                   732,600
                                    750,000  HRP Myrtle Beach Operations LLC, 9.894% due
                                             4/01/2012 (e)(f)                                                     720,000
                                    780,000  Harrah's Operating Co., Inc., 5.75% due 10/01/2017                   596,700
                                    625,000  Penn National Gaming, Inc., 6.75% due 3/01/2015                      637,500
                                    580,000  Pinnacle Entertainment, Inc., 7.50% due 6/15/2015 (e)                548,825
                                    290,000  Shingle Springs Tribal Gaming Authority, 9.375% due
                                             6/15/2015 (e)                                                        292,900
                                    170,000  Snoqualmie Entertainment Authority, 9.063% due
                                             2/01/2014 (e)(f)                                                     165,325
                                    500,000  Station Casinos, Inc., 6.625% due 3/15/2018                          418,750
                                     65,000  Travelport LLC, 9.875% due 9/01/2014                                  66,300
                                    260,000  Travelport LLC, 10.246% due 9/01/2014 (f)                            260,000

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK HIGH INCOME V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)

                                    FACE
INDUSTRY                            AMOUNT                           CORPORATE BONDS                             VALUE
--------                         ----------                          ---------------                         ------------
                                 $  720,000  Tropicana Entertainment, LLC, 9.625% due 12/15/2014 (e)         $    558,000
                                    550,000  Waterford Gaming LLC, 8.625% due 9/15/2014 (e)                       554,125
                                    650,000  Wynn Las Vegas LLC, 6.625% due 12/01/2014                            637,000
                                                                                                             ------------
                                                                                                                8,861,800
                                                                                                             ------------
HOUSEHOLD DURABLES - 1.2%           955,000  Ashton Woods USA LLC, 9.50% due 10/01/2015                           754,450
                                    880,000  Jarden Corp., 7.50% due 5/01/2017                                    851,400
                                    500,000  Standard-Pacific Corp., 6.50% due 8/15/2010                          385,000
                                    225,000  Stanley-Martin Communities LLC, 9.75% due 8/15/2015                  167,625
                                                                                                             ------------
                                                                                                                2,158,475
                                                                                                             ------------
IT SERVICES - 0.8%                1,400,000  SunGard Data Systems, Inc., 9.125% due 8/15/2013                   1,456,000
                                     90,000  SunGard Data Systems, Inc., 10.25% due 8/15/2015                      94,050
                                                                                                             ------------
                                                                                                                1,550,050
                                                                                                             ------------
INDEPENDENT POWER PRODUCERS &     1,374,876  AES Eastern Energy LP Series 1999-A, 9% due 1/02/2017 (b)          1,450,493
ENERGY TRADERS - 2.1%               885,000  Dynegy Holdings, Inc., 7.75% due 6/01/2019 (e)                       846,281
                                    750,000  NRG Energy, Inc., 7.25% due 2/01/2014                                751,875
                                    750,000  NRG Energy, Inc., 7.375% due 2/01/2016                               751,875
                                                                                                             ------------
                                                                                                                3,800,524
                                                                                                             ------------
INSURANCE - 0.1%                    220,000  USI Holdings Corp., 9.433% due 11/15/2014 (e)(f)                     209,000
INTERNET SOFTWARE & SERVICES -    1,290,000  Impress Holdings B.V., 8.485% due 9/15/2013 (e)(f)                 1,282,430
0.7%
                                                                                                             ------------
LEISURE EQUIPMENT & PRODUCTS      1,300,000  Quiksilver, Inc., 6.875% due 4/15/2015                             1,244,750
- 1.0%
                                    975,000  True Temper Sports, Inc., 8.375% due 9/15/2011                       536,250
                                                                                                             ------------
                                                                                                                1,781,000
                                                                                                             ------------
MACHINERY - 1.9%                    500,000  Ahern Rentals, Inc., 9.25% due 8/15/2013                             481,250
                                    260,000  American Railcar Industries, Inc., 7.50% due 3/01/2014               258,700
                                    410,000  Esco Corp., 8.625% due 12/15/2013 (e)                                403,850
                                    640,000  Invensys Plc, 9.875% due 3/15/2011 (e)                               673,600
                                    160,000  RBS Global, Inc., 9.50% due 8/01/2014                                165,600
                                    950,000  RBS Global, Inc., 11.75% due 8/01/2016                             1,011,750
                                    220,000  RBS Global, Inc., 8.875% due 9/01/2016                               221,100
                                    310,000  Titan International, Inc., 8% due 1/15/2012                          309,225
                                                                                                             ------------
                                                                                                                3,525,075
                                                                                                             ------------
MARINE - 0.3%                       550,000  Navios Maritime Holdings, Inc., 9.50% due 12/15/2014                 567,188
                                                                                                             ------------
MEDIA - 13.5%                       190,000  Affinion Group, Inc., 10.125% due 10/15/2013                         200,450
                                    385,000  Affinion Group, Inc., 11.50% due 10/15/2015                          404,250
                                    210,000  Bonten Media Acquisition Co., 9% due 6/01/2015 (e)(j)                181,633
                                    250,000  CBD Media Holdings LLC, 9.25% due 7/15/2012                          269,772
                                    750,000  CMP Susquehanna Corp., 9.875% due 5/15/2014                          697,500
                                  1,000,000  CSC Holdings, Inc. Series B, 7.625% due 4/01/2011                  1,002,500
                                    430,000  Cablevision Systems Corp. Series B, 9.644% due
                                             4/01/2009 (f)                                                        442,900
                                    440,000  CanWest Media, Inc., 8% due 9/15/2012                                431,200
                                  1,300,000  Charter Communications Holdings I, LLC, 11% due 10/01/2015         1,323,062
                                  2,465,000  Charter Communications Holdings II, LLC, 10.25% due
                                             9/15/2010                                                          2,522,738
                                     65,000  Dex Media East LLC, 9.875% due 11/15/2009                             66,706
                                    334,000  Dex Media East LLC, 12.125% due 11/15/2012                           356,545
                                  1,800,000  Dex Media West LLC, 8.50% due 8/15/2010                            1,849,500
                                    250,000  DirecTV Holdings LLC, 8.375% due 3/15/2013                           259,687
                                  1,350,000  Echostar DBS Corp., 7.125% due 2/01/2016                           1,387,125
                                    160,000  Harland Clarke Holdings Corp., 9.50% due 5/15/2015                   142,800
                                    140,000  Harland Clarke Holdings Corp., 10.308% due 5/15/2015 (f)             124,950

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK HIGH INCOME V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)

                                    FACE
INDUSTRY                            AMOUNT                           CORPORATE BONDS                             VALUE
--------                         ----------                          ---------------                         ------------
                                 $1,250,000  Idearc, Inc., 8% due 11/15/2016                                 $  1,246,875
                                    150,000  Intelsat Bermuda Ltd., 11.409% due 6/15/2013 (f)                     156,750
                                    870,000  Intelsat Bermuda Ltd., 8.886% due 1/15/2015 (f)                      878,700
                                    820,000  Intelsat Corp., 9% due 6/15/2016                                     844,600
                                    170,000  Intelsat Intermediate Holding Co. Ltd., 9.231%
                                             due 2/01/2015 (i)                                                    139,825
                                    125,000  NTL Cable Plc, 8.75% due 4/15/2014                                   128,125
                                    250,000  NTL Cable Plc, 9.125% due 8/15/2016                                  259,375
                                    190,000  Network Communications, Inc., 10.75% due 12/01/2013                  190,713
                                  1,500,000  Nielsen Finance LLC, 10% due 8/01/2014                             1,586,250
                                    755,000  Nielsen Finance LLC, 10.492% due 8/01/2016 (i)                       528,500
                                    560,534  ProtoStar I Ltd., 12.50% due 10/15/2012 (a)(e)(f)                    582,955
                                    350,000  Quebecor Media, Inc., 7.75% due 3/15/2016 (e)                        333,813
                                    525,000  Quebecor World Capital Corp., 8.75% due 3/15/2016 (e)                476,438
                                    400,000  R.H. Donnelley Corp., 6.875% due 1/15/2013                           378,000
                                    250,000  R.H. Donnelley Corp., 8.875% due 10/15/2017 (e)                      253,125
                                    725,000  R.H. Donnelley Corp. Series A-2, 6.875% due 1/15/2013                685,125
                                    750,000  Radio One, Inc., 6.375% due 2/15/2013                                663,750
                                    128,000  Sinclair Broadcast Group, Inc., 8% due 3/15/2012                     130,880
                                  2,745,000  TL Acquisitions, Inc., 10.50% due 1/15/2015 (e)                    2,710,688
                                    340,000  Umbrella Acquisition, 9.75% due 3/15/2015 (e)(j)                     331,500
                                    660,000  Young Broadcasting, Inc., 10% due 3/01/2011                          608,850
                                                                                                             ------------
                                                                                                               24,778,155
                                                                                                             ------------
METALS & MINING - 4.3%              370,000  AK Steel Corp., 7.75% due 6/15/2012                                  374,625
                                  1,290,000  Aleris International, Inc., 9% due 12/15/2014 (j)                  1,159,013
                                    130,000  Blaze Recycling & Metals LLC, 10.875% due 7/15/2012 (e)              130,000
                                    320,000  FMG Finance Pty Ltd., 10.625% due 9/01/2016 (e)                      376,800
                                  1,400,000  Foundation PA Coal Co., 7.25% due 8/01/2014                        1,372,000
                                    950,000  Freeport-McMoRan Copper & Gold, Inc., 8.394% due
                                             4/01/2015 (f)                                                        986,812
                                  2,115,000  Freeport-McMoRan Copper & Gold, Inc., 8.375% due 4/01/2017         2,310,637
                                  1,000,000  Novelis, Inc., 7.25% due 2/15/2015                                   965,000
                                    250,000  Southern Copper Corp., 6.375% due 7/27/2015                          252,357
                                                                                                             ------------
                                                                                                                7,927,244
                                                                                                             ------------
MULTILINE RETAIL - 0.4%             650,000  Neiman Marcus Group, Inc., 9% due 10/15/2015 (j)                     679,851
OIL, GAS & CONSUMABLE FUELS         525,000  Berry Petroleum Co., 8.25% due 11/01/2016                            530,250
- 6.4%                              600,000  Chaparral Energy, Inc., 8.50% due 12/01/2015                         562,500
                                    360,000  Cimarex Energy Co., 7.125% due 5/01/2017                             357,300
                                    325,000  Compton Petroleum Finance Corp., 7.625% due 12/01/2013               313,625
                                    300,000  Copano Energy LLC, 8.125% due 3/01/2016                              305,250
                                    555,026  Corral Finans AB, 8.86% due 4/15/2010 (e)(j)                         519,206
                                    250,000  Denbury Resources, Inc., 7.50% due 12/15/2015                        256,250
                                    700,000  Encore Acquisition Co., 6.25% due 4/15/2014                          654,500
                                    174,000  KCS Energy, Inc., 7.125% due 4/01/2012                               168,780
                                    790,000  OPTI Canada, Inc., 8.25% due 12/15/2014 (e)                          795,925
                                  1,500,000  Overseas Shipholding Group, Inc., 8.25% due 3/15/2013              1,546,875
                                    750,000  Range Resources Corp., 6.375% due 3/15/2015                          731,250
                                    755,000  Sabine Pass LNG LP, 7.50% due 11/30/2016                             743,675
                                    600,000  Stone Energy Corp., 6.75% due 12/15/2014                             555,000
                                    500,000  Swift Energy Co., 7.125% due 6/01/2017                               473,750

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK HIGH INCOME V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)

                                    FACE
INDUSTRY                            AMOUNT                           CORPORATE BONDS                             VALUE
--------                         ----------                          ---------------                         ------------
                                 $2,000,000  Western Oil Sands, Inc., 8.375% due 5/01/2012                   $  2,207,500
                                  1,000,000  Whiting Petroleum Corp., 7.25% due 5/01/2013                         975,000
                                                                                                             ------------
                                                                                                               11,696,636
                                                                                                             ------------
PAPER & FOREST PRODUCTS - 4.3%      495,000  Abitibi-Consolidated, Inc., 6% due 6/20/2013                         346,500
                                    850,000  Ainsworth Lumber Co. Ltd., 7.25% due 10/01/2012                      582,250
                                    100,000  Ainsworth Lumber Co. Ltd., 6.75% due 3/15/2014                        64,000
                                    250,000  Boise Cascade LLC, 8.235% due 10/15/2012 (f)                         250,000
                                    325,000  Boise Cascade LLC, 7.125% due 10/15/2014                             312,000
                                    415,000  Bowater Canada Finance Corp., 7.95% due 11/15/2011                   341,337
                                    750,000  Cascades, Inc., 7.25% due 2/15/2013                                  735,000
                                  1,750,000  Domtar, Inc., 7.125% due 8/15/2015                                 1,680,000
                                  1,520,000  NewPage Corp., 10% due 5/01/2012                                   1,599,800
                                    305,000  Norske Skog Canada Ltd. Series D, 8.625% due 6/15/2011               237,900
                                    525,000  Verso Paper Holdings LLC Series B, 9.106% due 8/01/2014 (f)          527,625
                                  1,125,000  Verso Paper Holdings LLC Series B, 9.125% due 8/01/2014            1,158,750
                                                                                                             ------------
                                                                                                                7,835,162
                                                                                                             ------------
PERSONAL PRODUCTS - 0.5%          1,000,000  Chattem, Inc., 7% due 3/01/2014                                      992,500
                                                                                                             ------------
PHARMACEUTICALS - 0.2%              420,000  PTS Acquisition Corp., 9.50% due 4/15/2015 (e)(j)                    396,900
                                                                                                             ------------
REAL ESTATE INVESTMENT              709,000  FelCor Lodging LP, 8.50% due 6/01/2011                               747,995
TRUSTS (REITS) - 0.4%
                                                                                                             ------------
REAL ESTATE MANAGEMENT &            650,000  Forest City Enterprises, Inc., 7.625% due 6/01/2015                  612,625
DEVELOPMENT - 1.5%
                                    760,000  Realogy Corp., 10.50% due 4/15/2014 (e)                              647,900
                                  1,210,000  Realogy Corp., 11% due 4/15/2014 (e)(j)                              996,738
                                    745,000  Realogy Corp., 12.375% due 4/15/2015 (e)                             562,475
                                                                                                             ------------
                                                                                                                2,819,738
                                                                                                             ------------
ROAD & RAIL - 0.6%                  450,000  Avis Budget Car Rental LLC, 7.625% due 5/15/2014                     442,125
                                    250,000  Avis Budget Car Rental LLC, 8.058% due 5/15/2014 (f)                 243,750
                                    250,000  Britannia Bulk Plc, 11% due 12/01/2011                               253,750
                                    210,000  St. Acquisition Corp., 12.50% due 5/15/2017 (e)                      140,700
                                                                                                             ------------
                                                                                                                1,080,325
                                                                                                             ------------
SEMICONDUCTORS & SEMICONDUCTOR      235,000  Amkor Technology, Inc., 7.75% due 5/15/2013                          226,775
EQUIPMENT - 2.2%
                                  1,195,000  Amkor Technology, Inc., 9.25% due 6/01/2016                        1,206,950
                                  1,985,000  Freescale Semiconductor, Inc., 9.125% due 12/15/2014 (j)           1,836,125
                                     45,000  Freescale Semiconductor, Inc., 9.569% due 12/15/2014 (f)              42,412
                                    350,000  Hynix Semiconductor, Inc., 7.875% due 6/27/2017 (e)                  339,500
                                    480,000  Spansion, Inc., 8.746% due 6/01/2013 (e)(f)                          457,200
                                                                                                             ------------
                                                                                                                4,108,962
                                                                                                             ------------
SOFTWARE - 0.3%                     531,172  BMS Holdings, Inc., 12.40% due 2/15/2012 (e)(f)(j)                   490,702
SPECIALTY RETAIL - 4.2%           1,150,000  Asbury Automotive Group, Inc., 8% due 3/15/2014                    1,109,750
                                    240,000  Asbury Automotive Group, Inc., 7.625% due 3/15/2017 (e)              220,800
                                    250,000  Autonation, Inc., 7.36% due 4/15/2013 (f)                            238,750
                                    425,000  Buffets, Inc., 12.50% due 11/01/2014                                 297,500
                                    150,000  Claire's Stores, Inc., 9.25% due 6/01/2015 (e)                       129,750
                                    240,000  Claire's Stores, Inc., 9.625% due 6/01/2015 (e)(j)                   191,364
                                  1,190,000  General Nutrition Centers, Inc., 10.009% due 3/15/2014 (j)         1,142,400
                                    960,000  General Nutrition Centers, Inc., 10.75% due 3/15/2015                926,400
                                    300,000  Group 1 Automotive, Inc., 2.25% due 6/15/2036 (a)(k)                 225,375
                                    930,000  Michaels Stores, Inc., 10% due 11/01/2014                            953,250
                                  1,470,000  Michaels Stores, Inc., 11.375% due 11/01/2016                      1,503,075
                                    885,000  United Auto Group, Inc., 7.75% due 12/15/2016                        847,388
                                                                                                             ------------
                                                                                                                7,785,802
                                                                                                             ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK HIGH INCOME V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)

                                    FACE
INDUSTRY                            AMOUNT                           CORPORATE BONDS                             VALUE
--------                         ----------                          ---------------                         ------------
TEXTILES, APPAREL & LUXURY       $  950,000  Levi Strauss & Co., 8.875% due 4/01/2016                        $    978,500
GOODS - 0.5%
                                                                                                             ------------
TOBACCO - 0.5%                      300,000  North Atlantic Trading Co., 9.25% due 3/01/2012                      240,000
                                    700,000  Vector Group Ltd., 11% due 8/15/2015 (e)                             700,875
                                                                                                             ------------
                                                                                                                  940,875
                                                                                                             ------------
WIRELESS TELECOMMUNICATION          380,000  Centennial Communications Corp., 10.981% due 1/01/2013 (f)           391,400
SERVICES - 4.9%
                                    340,000  Centennial Communications Corp., 8.125% due 2/01/2014                345,950
                                    370,000  Cricket Communications, Inc., 9.375% due 11/01/2014                  375,550
                                  1,010,000  Cricket Communications, Inc., 9.375% due 11/01/2014 (e)            1,025,150
                                    380,000  Digicel Group Ltd., 8.875% due 1/15/2015 (e)                         357,200
                                    893,000  Digicel Group Ltd., 9.125% due 1/15/2015 (e)(j)                      830,490
                                    470,000  FiberTower Corp., 9% due 11/15/2012 (a)(e)                           496,438
                                    520,000  iPCS, Inc., 7.481% due 5/01/2013 (e)(f)                              504,400
                                  2,140,000  MetroPCS Wireless, Inc., 9.25% due 11/01/2014 (e)                  2,182,800
                                    575,000  Nordic Telephone Co. Holdings ApS, 8.875% due
                                             5/01/2016 (e)                                                        606,625
                                    140,000  Orascom Telecom Finance SCA, 7.875% due 2/08/2014                    132,475
                                    645,000  Orascom Telecom Finance SCA, 7.875% due 2/08/2014 (e)                610,331
                                  1,150,000  Rural Cellular Corp., 8.25% due 3/15/2012                          1,193,125
                                                                                                             ------------
                                                                                                                9,051,934
                                                                                                             ------------
                                             TOTAL CORPORATE BONDS (COST - $174,257,024) - 93.0%              171,201,797
                                                                                                             ------------
                                             FLOATING RATE LOAN INTERESTS (L)
HEALTH CARE PROVIDERS &              51,972  Community Health Systems, Inc. Delay Draw Term Loan,
SERVICES - 0.4%                              5.82% due 6/18/2014                                                   50,985
                                    788,028  Community Health Systems, Inc. Term Loan B, 7.76% due
                                             6/18/2014                                                            773,055
                                                                                                             ------------
                                                                                                                  824,040
                                                                                                             ------------
HOTELS, RESTAURANTS &             1,119,297  Travelport, Inc. Term Loan, 12.198% due 3/22/2012                  1,061,466
LEISURE - 0.6%
                                                                                                             ------------
                                             TOTAL FLOATING RATE LOAN INTERESTS
                                             (COST - $1,887,588) - 1.0%                                         1,885,506
                                                                                                             ------------

                                   SHARES
                                    HELD                             COMMON STOCKS
                                 ----------                          -------------
ELECTRICAL EQUIPMENT - 0.2%          33,870  Medis Technologies Ltd. (c)                                          440,310
                                                                                                             ------------
                                             TOTAL COMMON STOCKS (COST - $744,580) - 0.2%                         440,310
                                                                                                             ------------
                                             PREFERRED STOCKS
DIVERSIFIED TELECOMMUNICATION            47  PTV, Inc. Series A, 10%                                                   47
SERVICES - 0.0%
                                                                                                             ------------
OIL, GAS & CONSUMABLE FUELS              29  EXCO Resources, Inc., 7% (a)                                         330,600
- 0.9%
                                        118  EXCO Resources, Inc., 11%                                          1,345,200
                                                                                                             ------------
                                                                                                                1,675,800
                                                                                                             ------------
                                             TOTAL PREFERRED STOCKS (COST - $1,473,617) - 0.9%                  1,675,847
                                                                                                             ------------
                                             WARRANTS (G)
MEDIA - 0.0%                         22,461  Virgin Media, Inc. (expires 1/10/2011)                                 5,391
                                                                                                             ------------
                                             TOTAL WARRANTS (COST - $22,461) - 0.0%                                 5,391
                                                                                                             ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK HIGH INCOME V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)

                                 BENEFICIAL
                                  INTEREST                        SHORT-TERM SECURITIES                          VALUE
                                 ----------                       ---------------------                      ------------
                                 $8,998,427  BlackRock Liquidity Series,                                     $  8,998,427
                                             LLC Cash Sweep Series,
                                             5.22% (d)(h)
                                                                                                             ------------
                                             TOTAL SHORT-TERM SECURITIES (COST - $8,998,427) - 4.9%             8,998,427
                                                                                                             ------------
                                             TOTAL INVESTMENTS (COST - $187,383,697*) - 100.0%                184,207,278
                                             LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0%)                       (25,607)
                                                                                                             ------------
                                             NET ASSETS - 100.0%                                             $184,181,671
                                                                                                             ============

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2007, as computed for federal income tax purposes, were as follows:

Aggregate cost                  $187,405,846
                                ============
Gross unrealized appreciation   $  2,614,115
Gross unrealized depreciation     (5,812,683)
                                ------------
Net unrealized depreciation     $ (3,198,568)
                                ============

(a)  Convertible security.

(b)  Subject to principal paydowns.

(c)  Non-income producing security.

(d) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

AFFILIATE                                           NET ACTIVITY   INTEREST INCOME
---------                                           ------------   ---------------
BlackRock Liquidity Series, LLC Cash Sweep Series   $(3,526,901)       $300,550

(e) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(f)  Floating rate security.

(g) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(h)  Represents the current yield as of September 30, 2007.

(i) Represents a step bond; the interest rate shown reflects the effective yield at the time of purchase.

(j) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.

(k)  Represents a step bond.

(l) Floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more U.S. banks, or (iii) the certificate of deposit rate.

- For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

-    Swaps outstanding as of September 30, 2007 were as follows:

                                                                                 UNREALIZED
                                                                   NOTIONAL     APPRECIATION
                                                                    AMOUNT     (DEPRECIATION)
                                                                  ----------   --------------
Sold credit default protection on Novelis Inc. and receive 1.4%
   Broker, JPMorgan Chase
   Expires January 2008                                           $  550,000      $ 1,110
Sold credit default protection on Ford Motor Company and
receive 3.8%
   Broker, JPMorgan Chase
   Expires March 2010                                             $1,000,000
                                                                                   (19,103)
                                                                                  --------
TOTAL                                                                             $(17,993)
                                                                                  ========

BLACKROCK.VARIABLE SERIES FUNDS, INC.
BLACKROCK INTERNATIONAL VALUE V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)   (IN U.S. DOLLARS)

                                                                  SHARES
COUNTRY                               INDUSTRY                     HELD                    COMMON STOCKS                   VALUE
---------------------  -------------------------------------  --------------  ---------------------------------------  ------------
AUSTRALIA - 3.8%       CONSTRUCTION & ENGINEERING - 0.7%             163,041  United Group Ltd.                        $  2,680,820
                       METALS & MINING - 3.1%                        172,297  BHP Billiton Ltd.                           6,811,155
                                                                     229,106  Iluka Resources Ltd.                        1,122,202
                                                                      45,630  Rio Tinto Ltd.                              4,381,808
                                                                                                                       ------------
                                                                                                                         12,315,165
                                                                                                                       ------------
                                                                              TOTAL COMMON STOCKS IN AUSTRALIA           14,995,985
                                                                                                                       ------------
DENMARK - 1.1%         COMMERCIAL BANKS - 1.1%                       111,878  Danske Bank A/S                             4,542,188
                                                                                                                       ------------
                                                                              TOTAL COMMON STOCKS IN DENMARK              4,542,188
                                                                                                                       ------------
FINLAND - 1.6%         ELECTRIC UTILITIES - 1.6%                     172,430  Fortum Oyj                                  6,328,834
                                                                                                                       ------------
                                                                              TOTAL COMMON STOCKS IN FINLAND              6,328,834
                                                                                                                       ------------
FRANCE - 9.1%          AUTOMOBILES - 0.8%                             21,333  Renault SA                                  3,091,245
                       COMMERCIAL BANKS - 1.6%                        38,349  Societe Generale SA                         6,435,156
                       ELECTRIC UTILITIES - 1.6%                      61,114  Electricite de France SA                    6,461,811
                       INSURANCE - 1.5%                              138,462  AXA SA                                      6,195,636
                       MACHINERY - 1.3%                               17,835  Vallourec SA                                5,137,204
                       OIL, GAS & CONSUMABLE FUELS - 2.3%            111,015  Total SA                                    9,026,330
                                                                                                                       ------------
                                                                              TOTAL COMMON STOCKS IN FRANCE              36,347,382
                                                                                                                       ------------
GERMANY - 16.7%        AIR FREIGHT & LOGISTICS - 1.3%                183,277  Deutsche Post AG                            5,331,390
                       AUTOMOBILES - 2.5%                             82,277  Bayerische Motoren Werke AG                 5,306,490
                                                                      45,037  DaimlerChrysler AG                          4,536,517
                                                                                                                       ------------
                                                                                                                          9,843,007
                                                                                                                       ------------
                       CHEMICALS - 2.2%                              109,604  Bayer AG                                    8,724,059
                       DIVERSIFIED TELECOMMUNICATION                 356,379  Deutsche Telekom AG                         7,002,670
                       SERVICES - 1.7%
                       ELECTRIC UTILITIES - 1.7%                      37,856  E.ON AG                                     6,999,114
                       INDUSTRIAL CONGLOMERATES - 3.2%                92,396  Siemens AG                                 12,703,478
                       INSURANCE - 2.1%                               35,711  Allianz AG Registered Shares                8,343,549
                       MULTI-UTILITIES - 2.0%                         62,943  RWE AG                                      7,916,229
                                                                                                                       ------------
                                                                              TOTAL COMMON STOCKS IN GERMANY             66,863,496
                                                                                                                       ------------
HONG KONG - 3.1%       REAL ESTATE MANAGEMENT &                      897,000  Hang Lung Properties Ltd.                   4,015,462
                       DEVELOPMENT - 3.1%                            642,000  Henderson Land Development Co., Ltd.        5,091,338
                                                                   1,171,000  New World Development Ltd.                  3,238,614
                                                                                                                       ------------
                                                                              TOTAL COMMON STOCKS IN HONG KONG           12,345,414
                                                                                                                       ------------
IRELAND - 2.2%         COMMERCIAL BANKS - 0.9%                       152,757  Allied Irish Banks Plc                      3,702,989

BLACKROCK VARIABLE SERIES FUNDS, INC.
BLACKROCK INTERNATIONAL VALUE V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)   (IN U.S. DOLLARS)

                                                                  SHARES
COUNTRY                               INDUSTRY                     HELD                    COMMON STOCKS                   VALUE
---------------------  -------------------------------------  --------------  ---------------------------------------  ------------
                       CONSTRUCTION MATERIALS - 1.3%                 127,846  CRH Plc                                    $5,077,088
                                                                                                                       ------------
                                                                              TOTAL COMMON STOCKS IN IRELAND              8,780,077
                                                                                                                       ------------
ITALY - 6.5%           COMMERCIAL BANKS - 3.5%                       825,964  Banca Intesa SpA                            6,376,491
                                                                     877,342  UniCredito Italiano SpA                     7,506,241
                                                                                                                       ------------
                                                                                                                         13,882,732
                                                                                                                       ------------
                       OIL, GAS & CONSUMABLE FUELS - 3.0%            321,317  Eni SpA                                    11,908,096
                                                                                                                       ------------
                                                                              TOTAL COMMON STOCKS IN ITALY               25,790,828
                                                                                                                       ------------
JAPAN - 17.0%          AUTO COMPONENTS - 0.8%                        158,000  NOK Corp.                                   3,383,798
                       AUTOMOBILES - 3.9%                            160,000  Honda Motor Co., Ltd.                       5,376,747
                                                                     300,000  Mazda Motor Corp.                           1,517,434
                                                                     146,000  Toyota Motor Corp.                          8,617,769
                                                                                                                       ------------
                                                                                                                         15,511,950
                                                                                                                       ------------
                       BEVERAGES - 1.0%                              272,000  Asahi Breweries Ltd.                        4,143,995
                       BUILDING PRODUCTS - 0.7%                      436,000  Nippon Sheet Glass Co., Ltd.                2,664,624
                       CAPITAL MARKETS - 0.4%                        195,000  Mitsubishi UFJ Securities Co.               1,707,831
                       COMMERCIAL BANKS - 0.3%                           141  Sumitomo Mitsui Financial Group, Inc.       1,098,638
                       CONSUMER FINANCE - 1.2%                        21,900  ORIX Corp.                                  4,995,255
                       HOUSEHOLD DURABLES - 0.5%                     149,000  Sekisui House Ltd.                          1,875,715
                       INSURANCE - 0.4%                              133,000  Sompo Japan Insurance, Inc.                 1,526,087
                       LEISURE EQUIPMENT & PRODUCTS - 0.4%           101,000  Namco Bandai Holdings, Inc.                 1,468,420
                       METALS & MINING - 1.1%                        766,000  Sumitomo Metal Industries Ltd.              4,468,028
                       OFFICE ELECTRONICS - 2.5%                     110,000  Canon, Inc.                                 6,004,440
                                                                     185,000  Ricoh Co., Ltd.                             3,913,725
                                                                                                                       ------------
                                                                                                                          9,918,165
                                                                                                                       ------------
                       OIL, GAS & CONSUMABLE FUELS - 1.2%            495,000  Nippon Mining Holdings, Inc.                4,973,055
                                                                                                                       ------------
                       PHARMACEUTICALS - 0.4%                         22,000  Takeda Pharmaceutical Co., Ltd.             1,547,556
                                                                                                                       ------------
                       TRADING COMPANIES &
                       DISTRIBUTORS - 2.2%                           414,000  Itochu Corp.                                5,027,902
                                                                     846,000  Sojitz Corp.                                3,682,584
                                                                                                                       ------------
                                                                                                                          8,710,486
                                                                                                                       ------------
                                                                              TOTAL COMMON STOCKS IN JAPAN               67,993,603
                                                                                                                       ------------
LUXEMBOURG - 2.3%      METALS & MINING - 2.3%                        114,082  ArcelorMittal                               9,010,540
                                                                                                                       ------------
                                                                              TOTAL COMMON STOCKS IN LUXEMBOURG           9,010,540
                                                                                                                       ------------
NORWAY - 1.8%          OIL, GAS & CONSUMABLE FUELS - 1.8%            210,419  Statoilhydro ASA                            7,171,712
                                                                                                                       ------------
                                                                              TOTAL COMMON STOCKS IN NORWAY               7,171,712
                                                                                                                       ------------
SOUTH KOREA - 0.7%     COMMERCIAL BANKS - 0.7%                        34,043  Kookmin Bank                                2,834,437
                                                                                                                       ------------
                                                                              TOTAL COMMON STOCKS IN SOUTH KOREA          2,834,437
                                                                                                                       ------------

BLACKROCK VARIABLE SERIES FUNDS, INC.
BLACKROCK INTERNATIONAL VALUE V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)   (IN U.S. DOLLARS)

                                                                  SHARES
COUNTRY                               INDUSTRY                     HELD                    COMMON STOCKS                   VALUE
---------------------  -------------------------------------  --------------  ---------------------------------------  ------------
SPAIN - 1.9%           COMMERCIAL BANKS - 1.9%                       392,829  Banco Santander SA                         $7,634,872
                                                                                                                       ------------
                                                                              TOTAL COMMON STOCKS IN SPAIN                7,634,872
                                                                                                                       ------------
SWEDEN - 1.4%          DIVERSIFIED FINANCIAL SERVICES - 1.4%         213,595  Investor AB                                 5,485,634
                                                                                                                       ------------
                                                                              TOTAL COMMON STOCKS IN SWEDEN               5,485,634
                                                                                                                       ------------
SWITZERLAND - 9.3%     CAPITAL MARKETS - 3.6%                         96,239  Credit Suisse Group                         6,389,757
                                                                     149,938  UBS AG                                      8,061,944
                                                                                                                       ------------
                                                                                                                         14,451,701
                                                                                                                       ------------
                       FOOD PRODUCTS - 3.0%                           26,685  Nestle SA Registered Shares                11,987,335
                       INSURANCE - 1.0%                               43,259  Swiss Reinsurance Co. Registered Shares     3,853,089
                       PHARMACEUTICALS - 1.7%                        125,788  Novartis AG Registered Shares               6,941,704
                                                                                                                       ------------
                                                                              TOTAL COMMON STOCKS IN SWITZERLAND         37,233,829
                                                                                                                       ------------
UNITED
KINGDOM - 20.7%        AEROSPACE & DEFENSE - 1.9%                    766,310  BAE Systems Plc                             7,737,417
                       COMMERCIAL BANKS - 2.5%                       312,058  Barclays Plc                                3,802,082
                                                                     338,846  HBOS Plc                                    6,340,017
                                                                                                                       ------------
                                                                                                                         10,142,099
                                                                                                                       ------------
                       FOOD PRODUCTS - 2.0%                          258,696  Unilever Plc                                8,177,537
                       INSURANCE - 2.5%                              246,876  Aviva Plc                                   3,717,586
                                                                     395,589  Prudential Plc                              6,082,436
                                                                                                                       ------------
                                                                                                                          9,800,022
                                                                                                                       ------------
                       METALS & MINING - 2.3%                        135,179  Anglo American Plc                          9,096,565
                       OIL, GAS & CONSUMABLE FUELS - 3.0%            292,355  Royal Dutch Shell Plc Class B              12,034,910
                       PHARMACEUTICALS - 1.7%                        259,924  GlaxoSmithKline Plc                         6,897,484
                       TOBACCO - 1.7%                                189,411  British American Tobacco Plc                6,789,591
                       WIRELESS TELECOMMUNICATION
                       SERVICES - 3.1%                             3,373,185  Vodafone Group Plc                         12,181,177
                                                                                                                       ------------
                                                                              TOTAL COMMON STOCKS IN THE UNITED
                                                                              KINGDOM                                    82,856,802
                                                                                                                       ------------
                                                                              TOTAL COMMON STOCKS
                                                                              (COST - $302,139,869) - 99.2%             396,215,633
                                                                                                                       ------------

                                                                BENEFICIAL
                                                                 INTEREST                 OTHER INTERESTS
                                                              --------------  ---------------------------------------
UNITED KINGDOM - 0.0%  ELECTRIC UTILITIES - 0.0%              $       54,000  British Energy Plc Deferred Shares (c)              0
                                                                                                                       ------------
                                                                              TOTAL OTHER INTERESTS
                                                                              (COST - $0) - 0.0%                                  0
                                                                                                                       ------------

BLACKROCK VARIABLE SERIES FUNDS, INC.
BLACKROCK INTERNATIONAL VALUE V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)   (IN U.S. DOLLARS)

                                                                BENEFICIAL
                                                                 INTEREST              SHORT-TERM SECURITIES               VALUE
                                                              --------------  ---------------------------------------  ------------
                                                              $    2,090,763  BlackRock Liquidity Series, LLC
                                                                              Cash Sweep Series, 5.22% (a)(b)            $2,090,763
                                                                                                                       ------------
                                                                              TOTAL SHORT-TERM SECURITIES
                                                                              (COST - $2,090,763) - 0.5%                  2,090,763
                                                                                                                       ------------
                                                                              TOTAL INVESTMENTS
                                                                              (COST - $304,230,632*) - 99.7%            398,306,396
                                                                              OTHER ASSETS LESS LIABILITIES - 0.3%        1,222,062
                                                                                                                       ------------
                                                                              NET ASSETS - 100.0%                      $399,528,458
                                                                                                                       ============

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2007, as computed for federal income tax purposes, were as follows:

Aggregate cost                  $309,773,235
                                ============
Gross unrealized appreciation   $ 91,424,913
Gross unrealized depreciation     (2,891,752)
                                ------------
Net unrealized appreciation     $ 88,533,161
                                ============

(a)  Represents the current yield as of September 30, 2007.

(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

AFFILIATE                         NET ACTIVITY   INTEREST INCOME
---------                         ------------   ---------------
BlackRock Liquidity Series, LLC
   Cash Sweep Series               $(805,748)        $177,508
BlackRock Liquidity Series, LLC
   Money Market Series                    --         $135,406

(c) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

- For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK LARGE CAP CORE V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)

                                                    SHARES
INDUSTRY                                              HELD     COMMON STOCKS                                               VALUE
--------                                          ----------   -------------                                           ------------
AEROSPACE & DEFENSE - 3.0%                            26,000   Goodrich Corp.                                          $  1,773,980
                                                     116,000   Honeywell International, Inc.                              6,898,520
                                                      60,000   Lockheed Martin Corp.                                      6,509,400
                                                                                                                       ------------
                                                                                                                         15,181,900
                                                                                                                       ------------
AIRLINES - 1.0%                                      152,000   Continental Airlines, Inc. Class B (a)                     5,020,560
                                                                                                                       ------------
BIOTECHNOLOGY - 1.2%                                  90,000   Biogen Idec, Inc. (a)(d)                                   5,969,700
                                                                                                                       ------------
CAPITAL MARKETS - 2.8%                                38,000   The Goldman Sachs Group, Inc.                              8,236,120
                                                      96,700   Lehman Brothers Holdings, Inc.                             5,969,291
                                                                                                                       ------------
                                                                                                                         14,205,411
                                                                                                                       ------------
CHEMICALS - 2.7%                                     132,000   E.I. du Pont de Nemours & Co.                              6,541,920
                                                      83,000   Monsanto Co.                                               7,116,420
                                                                                                                       ------------
                                                                                                                         13,658,340
                                                                                                                       ------------
COMMERCIAL SERVICES & SUPPLIES - 0.6%                 89,000   R.R. Donnelley & Sons Co.                                  3,253,840
                                                                                                                       ------------
COMMUNICATIONS EQUIPMENT - 3.6%                       31,000   ADC Telecommunications, Inc. (a)                             607,910
                                                     356,000   Cisco Systems, Inc. (a)                                   11,787,160
                                                     159,000   Juniper Networks, Inc. (a)(d)                              5,820,990
                                                                                                                       ------------
                                                                                                                         18,216,060
                                                                                                                       ------------
COMPUTERS & PERIPHERALS - 7.8%                       258,000   Dell, Inc. (a)                                             7,120,800
                                                     337,000   EMC Corp. (a)                                              7,009,600
                                                     199,000   Hewlett-Packard Co.                                        9,908,210
                                                      90,000   International Business Machines Corp.                     10,602,000
                                                     108,000   NCR Corp. (a)                                              5,378,400
                                                                                                                       ------------
                                                                                                                         40,019,010
                                                                                                                       ------------
CONSTRUCTION & ENGINEERING - 1.1%                     40,000   Fluor Corp. (d)                                            5,759,200
                                                                                                                       ------------
CONTAINERS & PACKAGING - 1.0%                         16,000   Ball Corp.                                                   860,000
                                                     153,000   Packaging Corp. of America (d)                             4,447,710
                                                                                                                       ------------
                                                                                                                          5,307,710
                                                                                                                       ------------
DIVERSIFIED CONSUMER SERVICES - 1.1%                  92,000   Apollo Group, Inc. Class A (a)                             5,533,800
                                                                                                                       ------------
DIVERSIFIED FINANCIAL SERVICES - 2.2%                 53,000   Bank of America Corp.                                      2,664,310
                                                      80,000   Citigroup, Inc.                                            3,733,600
                                                     103,000   JPMorgan Chase & Co.                                       4,719,460
                                                                                                                       ------------
                                                                                                                         11,117,370
                                                                                                                       ------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.7%         84,000   AT&T Inc.                                                  3,554,040
                                                                                                                       ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.1%            148,000   Agilent Technologies, Inc. (a)                             5,458,240
                                                                                                                       ------------
ENERGY EQUIPMENT & SERVICES - 1.7%                    87,000   ENSCO International, Inc. (d)                              4,880,700
                                                      58,000   Tidewater, Inc.                                            3,644,720
                                                                                                                       ------------
                                                                                                                          8,525,420
                                                                                                                       ------------
FOOD & STAPLES RETAILING - 0.2%                       42,000   The Kroger Co.                                             1,197,840
                                                                                                                       ------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.6%               39,000   Zimmer Holdings, Inc. (a)                                  3,158,610
                                                                                                                       ------------
HEALTH CARE PROVIDERS & SERVICES - 10.6%             113,000   Aetna, Inc.                                                6,132,510
                                                     105,000   AmerisourceBergen Corp.                                    4,759,650
                                                      23,000   Coventry Health Care, Inc. (a)                             1,430,830
                                                      99,000   Express Scripts, Inc. (a)                                  5,526,180
                                                      91,000   Health Net, Inc. (a)                                       4,918,550
                                                      82,000   Humana, Inc. (a)                                           5,730,160
                                                      98,000   McKesson Corp.                                             5,761,420
                                                      69,000   Medco Health Solutions, Inc. (a)                           6,236,910
                                                     142,000   UnitedHealth Group, Inc.                                   6,877,060
                                                      85,000   WellPoint, Inc. (a)                                        6,708,200
                                                                                                                       ------------
                                                                                                                         54,081,470
                                                                                                                       ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK LARGE CAP CORE V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)

                                                    SHARES
INDUSTRY                                              HELD     COMMON STOCKS                                               VALUE
--------                                          ----------   -------------                                           ------------
HOUSEHOLD PRODUCTS - 0.4%                             30,000   The Procter & Gamble Co.                                $  2,110,200
                                                                                                                       ------------
IT SERVICES - 0.5%                                   108,000   Electronic Data Systems Corp.                              2,358,720
                                                                                                                       ------------
INDUSTRIAL CONGLOMERATES - 1.8%                      217,000   General Electric Co.                                       8,983,800
                                                                                                                       ------------
INSURANCE - 5.7%                                     148,000   American International Group, Inc.                        10,012,200
                                                      84,000   MetLife, Inc.                                              5,857,320
                                                      62,000   Prudential Financial, Inc. (d)                             6,049,960
                                                      21,000   Safeco Corp.                                               1,285,620
                                                     121,000   The Travelers Cos., Inc.                                   6,091,140
                                                                                                                       ------------
                                                                                                                         29,296,240
                                                                                                                       ------------
INTERNET SOFTWARE & SERVICES - 0.1%                   19,000   eBay, Inc. (a)                                               741,380
                                                                                                                       ------------
LEISURE EQUIPMENT & PRODUCTS - 0.3%                   55,000   Hasbro, Inc.                                               1,533,400
                                                                                                                       ------------
LIFE SCIENCES TOOLS & SERVICES - 0.4%                 31,000   Waters Corp. (a)                                           2,074,520
                                                                                                                       ------------
MACHINERY - 3.4%                                     111,000   AGCO Corp. (a)(d)                                          5,635,470
                                                      42,000   Deere & Co.                                                6,233,640
                                                      62,000   Terex Corp. (a)                                            5,519,240
                                                                                                                       ------------
                                                                                                                         17,388,350
                                                                                                                       ------------
MEDIA - 1.5%                                         216,000   Walt Disney Co. (d)                                        7,428,240
                                                                                                                       ------------
METALS & MINING - 2.2%                                45,000   Southern Copper Corp. (d)                                  5,572,350
                                                      52,000   United States Steel Corp.                                  5,508,880
                                                                                                                       ------------
                                                                                                                         11,081,230
                                                                                                                       ------------
OIL, GAS & CONSUMABLE FUELS - 13.9%                  125,000   Chevron Corp.                                             11,697,500
                                                     112,000   ConocoPhillips                                             9,830,240
                                                     244,000   Exxon Mobil Corp.                                         22,584,640
                                                     111,000   Frontier Oil Corp.                                         4,622,040
                                                     113,000   Marathon Oil Corp. (d)                                     6,443,260
                                                      70,000   Sunoco, Inc.                                               4,954,600
                                                     103,000   Tesoro Corp.                                               4,740,060
                                                      93,000   Valero Energy Corp.                                        6,247,740
                                                                                                                       ------------
                                                                                                                         71,120,080
                                                                                                                       ------------
PAPER & FOREST PRODUCTS - 0.1%                        14,000   International Paper Co.                                      502,180
                                                                                                                       ------------
PERSONAL PRODUCTS - 0.9%                             114,000   The Estee Lauder Cos., Inc. Class A                        4,840,440
                                                                                                                       ------------
PHARMACEUTICALS -7.9%                                239,000   Bristol-Myers Squibb Co.                                   6,887,980
                                                     119,000   Eli Lilly & Co.                                            6,774,670
                                                      18,000   Johnson & Johnson                                          1,182,600
                                                     162,000   Merck & Co., Inc.                                          8,373,780
                                                     434,000   Pfizer, Inc.                                              10,602,620
                                                     216,000   Schering-Plough Corp. (d)                                  6,832,080
                                                                                                                       -------------
                                                                                                                         40,653,730
                                                                                                                       ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.8%          139,000   CB Richard Ellis Group, Inc. (a)(d)                        3,869,760
                                                                                                                       ------------
ROAD & RAIL - 1.2%                                   144,000   CSX Corp.                                                  6,153,120
                                                                                                                       ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.3%       78,000   Analog Devices, Inc.                                       2,820,480
                                                     289,000   Applied Materials, Inc.                                    5,982,300
                                                     326,000   Integrated Device Technology, Inc. (a)(d)                  5,046,480
                                                      60,000   Intersil Corp. Class A                                     2,005,800
                                                      96,000   KLA-Tencor Corp.                                           5,354,880
                                                      21,000   Novellus Systems, Inc. (a)                                   572,460
                                                     171,000   Nvidia Corp. (a)                                           6,197,040
                                                     328,000   Teradyne, Inc. (a)                                         4,526,400
                                                                                                                       ------------
                                                                                                                         32,505,840
                                                                                                                       ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK LARGE CAP CORE V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)

                                                    SHARES
INDUSTRY                                              HELD     COMMON STOCKS                                               VALUE
--------                                          ----------   -------------                                           ------------
SOFTWARE - 6.6%                                      107,000   Autodesk, Inc. (a)                                      $  5,346,790
                                                     145,000   McAfee, Inc. (a)                                           5,056,150
                                                     439,000   Microsoft Corp.                                           12,932,940
                                                     320,000   Novell, Inc. (a)                                           2,444,800
                                                     359,000   Oracle Corp. (a)                                           7,772,350
                                                                                                                       ------------
                                                                                                                         33,553,030
                                                                                                                       ------------
SPECIALTY RETAIL - 1.9%                               39,000   AutoZone, Inc. (a)                                         4,529,460
                                                      97,000   GameStop Corp. Class A (a)                                 5,465,950
                                                                                                                       ------------
                                                                                                                          9,995,410
                                                                                                                       ------------
TEXTILES, APPAREL & LUXURY GOODS - 1.1%               98,000   Nike, Inc. Class B                                         5,748,680
                                                                                                                       ------------
TOBACCO - 0.2%                                        19,000   UST, Inc.                                                    942,400
                                                                                                                       ------------
                                                               TOTAL COMMON STOCKS (COST - $429,062,072) - 100.2%       512,099,271
                                                                                                                       ------------

                                                  BENEFICIAL
                                                   INTEREST    SHORT-TERM SECURITIES
                                                 -----------   ---------------------
                                                 $50,747,600   BlackRock Liquidity Series, LLC Money Market
                                                               Series, 5.26% (b)(c)(e)                                   50,747,600
                                                                                                                       ------------
                                                               TOTAL SHORT-TERM SECURITIES (COST - $50,747,600)
                                                               - 9.9%                                                    50,747,600
                                                                                                                       ------------
                                                               TOTAL INVESTMENTS (COST - $479,809,672*) - 110.1%        562,846,871
                                                               LIABILITIES IN EXCESS OF OTHER ASSETS - (10.1%)          (51,632,147)
                                                                                                                       ------------
                                                               NET ASSETS - 100.0%                                     $511,214,724
                                                                                                                       ============

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2007, as computed for federal income tax purposes, were as follows:

Aggregate cost                  $482,744,661
                                ============
Gross unrealized appreciation   $ 91,318,734
Gross unrealized depreciation    (11,216,524)
                                ------------
Net unrealized appreciation     $ 80,102,210
                                ============

(a)  Non-income producing security.

(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                 AFFILIATE                            NET ACTIVITY   INTEREST INCOME
                 ---------                            ------------   ---------------
BlackRock Liquidity Series, LLC Cash Sweep Series     $  (363,321)       $ 5,938
BlackRock Liquidity Series, LLC Money Market Series   $(1,657,000)       $92,305

(c)  Security was purchased with the cash proceeds from securities loans.

(d)  Security, or a portion of security, is on loan.

(e)  Represents the current yield as of September 30, 2007.

- For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

BLACKROCK VARIABLE SERIES FUNDS, INC.
BLACKROCK LARGE CAP GROWTH V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)

                                                    SHARES
INDUSTRY                                              HELD     COMMON STOCKS                                               VALUE
--------                                          ----------   -------------                                           ------------
AEROSPACE & DEFENSE - 4.7%                            19,000   Goodrich Corp.                                          $  1,296,370
                                                      56,000   Honeywell International, Inc.                              3,330,320
                                                      30,000   Lockheed Martin Corp.                                      3,254,700
                                                      28,000   Northrop Grumman Corp.                                     2,184,000
                                                                                                                       ------------
                                                                                                                         10,065,390
AIRLINES - 1.0%                                       66,000   Continental Airlines, Inc. Class B (a)                     2,179,980
                                                                                                                       ------------
AUTO COMPONENTS - 0.7%                                76,000   Gentex Corp.                                               1,629,440
                                                                                                                       ------------
BIOTECHNOLOGY - 1.1%                                  35,000   Biogen Idec, Inc. (a)                                      2,321,550
                                                                                                                       ------------
CAPITAL MARKETS - 2.4%                                15,000   The Goldman Sachs Group, Inc.                              3,251,100
                                                      31,000   Lehman Brothers Holdings, Inc.                             1,913,630
                                                                                                                       ------------
                                                                                                                          5,164,730
                                                                                                                       ------------
CHEMICALS - 2.7%                                      47,000   E.I. du Pont de Nemours & Co.                              2,329,320
                                                      42,000   Monsanto Co.                                               3,601,080
                                                                                                                       ------------
                                                                                                                          5,930,400
                                                                                                                       ------------
COMMUNICATIONS EQUIPMENT - 5.8%                       59,000   Ciena Corp. (a)                                            2,246,720
                                                      30,000   Cisco Systems, Inc. (a)                                    7,615,300
                                                      70,000   Juniper Networks, Inc. (a)(b)                              2,562,700
                                                                                                                       ------------
                                                                                                                         12,424,720
                                                                                                                       ------------
COMPUTERS & PERIPHERALS - 9.8%                        41,000   Dell, Inc. (a)(b)                                          3,891,600
                                                      70,000   EMC Corp. (a)                                              3,536,000
                                                      16,000   Hewlett-Packard Co.                                        5,775,640
                                                      49,000   International Business Machines Corp.                      5,772,200
                                                      44,000   NCR Corp. (a)                                              2,191,200
                                                                                                                       ------------
                                                                                                                         21,166,640
                                                                                                                       ------------
CONSTRUCTION & ENGINEERING - 2.0%                     18,000   Fluor Corp.                                                2,591,640
                                                      23,000   Jacobs Engineering Group, Inc. (a)                         1,738,340
                                                                                                                       ------------
                                                                                                                          4,329,980
                                                                                                                       ------------
CONTAINERS & PACKAGING - 2.6%                         43,000   Ball Corp.                                                 2,311,250
                                                      92,000   Crown Holdings, Inc. (a)                                   2,093,920
                                                      45,000   Packaging Corp. of America                                 1,308,150
                                                                                                                       ------------
                                                                                                                          5,713,320
                                                                                                                       ------------
DIVERSIFIED CONSUMER SERVICES - 2.4%                  42,000   Apollo Group, Inc. Class A (a)                             2,526,300
                                                      21,000   ITT Educational Services, Inc. (a)                         2,555,490
                                                                                                                       ------------
                                                                                                                          5,081,790
                                                                                                                       ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.2%             68,000   Agilent Technologies, Inc. (a)                             2,507,840
                                                                                                                       ------------
ENERGY EQUIPMENT & SERVICES - 0.3%                    11,000   ENSCO International, Inc.                                    617,100
                                                                                                                       ------------
FOOD & STAPLES RETAILING - 1.0%                       76,000   The Kroger Co. (b)                                         2,167,520
                                                                                                                       ------------
FOOD PRODUCTS - 1.1%                                  50,000   H.J. Heinz Co.                                             2,310,000
                                                                                                                       ------------
HEALTH CARE EQUIPMENT & SUPPLIES - 1.2%               31,000   Zimmer Holdings, Inc. (a)                                  2,510,690
                                                                                                                       ------------
HEALTH CARE PROVIDERS & SERVICES - 12.4%              51,000   Aetna, Inc.                                                2,767,770
                                                      45,000   AmerisourceBergen Corp.                                    2,039,850
                                                      42,000   Coventry Health Care, Inc. (a)                             2,612,820
                                                      45,000   Express Scripts, Inc. (a)                                  2,511,900
                                                      38,000   Humana, Inc. (a)                                           2,655,440
                                                      29,000   Laboratory Corp. of America Holdings (a)                   2,268,670
                                                      41,000   McKesson Corp.                                             2,410,390

BLACKROCK VARIABLE SERIES FUNDS, INC.
BLACKROCK LARGE CAP GROWTH V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)

                                                    SHARES
INDUSTRY                                              HELD     COMMON STOCKS                                               VALUE
--------                                          ----------   -------------                                           ------------
                                                      33,000   Medco Health Solutions, Inc. (a)                        $  2,982,870
                                                      78,000   UnitedHealth Group, Inc.                                   3,777,540
                                                      35,000   WellPoint, Inc. (a)                                        2,762,200
                                                                                                                       ------------
                                                                                                                         26,789,450
                                                                                                                       ------------
IT SERVICES - 0.9%                                    87,000   Electronic Data Systems Corp.                              1,900,080
                                                                                                                       ------------
INSURANCE - 1.1%                                      36,000   American International Group, Inc.                         2,435,400
                                                                                                                       ------------
INTERNET SOFTWARE & SERVICES - 1.6%                   87,000   eBay, Inc. (a)                                             3,394,740
                                                                                                                       ------------
LIFE SCIENCES TOOLS & SERVICES - 1.4%                 15,000   Charles River Laboratories International, Inc. (a)           842,250
                                                      34,000   Waters Corp. (a)                                           2,275,280
                                                                                                                       ------------
                                                                                                                          3,117,530
                                                                                                                       ------------
MACHINERY - 3.3%                                      16,000   Deere & Co. (b)                                            2,374,720
                                                      52,000   Manitowoc Co. (b)                                          2,302,560
                                                      27,000   Terex Corp. (a)                                            2,403,540
                                                                                                                       ------------
                                                                                                                          7,080,820
                                                                                                                       ------------
MEDIA - 2.6%                                          52,000   Omnicom Group, Inc. (b)                                    2,500,680
                                                      91,000   Walt Disney Co. (b)                                        3,129,490
                                                                                                                       ------------
                                                                                                                          5,630,170
                                                                                                                       ------------
METALS & MINING - 1.1%                                20,000   Southern Copper Corp. (b)                                  2,476,600
                                                                                                                       ------------
OIL, GAS & CONSUMABLE FUELS - 7.5%                    56,000   Exxon Mobil Corp.                                          5,183,360
                                                      50,000   Frontier Oil Corp.                                         2,082,000
                                                      30,000   Holly Corp.                                                1,794,900
                                                      32,000   Sunoco, Inc.                                               2,264,960
                                                      45,000   Tesoro Corp.                                               2,070,900
                                                      42,000   Valero Energy Corp.                                        2,821,560
                                                                                                                       ------------
                                                                                                                         16,217,680
                                                                                                                       ------------
PERSONAL PRODUCTS - 1.0%                              49,000   The Estee Lauder Cos., Inc. Class A                        2,080,540
                                                                                                                       ------------
PHARMACEUTICALS - 6.3%                               127,000   Bristol-Myers Squibb Co.                                   3,660,140
                                                      50,000   Eli Lilly & Co.                                            2,846,500
                                                      36,000   Merck & Co., Inc.                                          1,860,840
                                                      67,000   Pfizer, Inc.                                               1,636,810
                                                     111,000   Schering-Plough Corp.                                      3,510,930
                                                                                                                       ------------
                                                                                                                         13,515,220
                                                                                                                       ------------
ROAD & RAIL - 1.1%                                    57,000   CSX Corp.                                                  2,435,610
                                                                                                                       ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.7%       63,000   Analog Devices, Inc.                                       2,278,080
                                                     140,000   Applied Materials, Inc.                                    2,898,000
                                                     135,000   Integrated Device Technology, Inc. (a)                     2,089,800
                                                      43,000   KLA-Tencor Corp.                                           2,398,540
                                                      81,000   Nvidia Corp. (a)                                           2,935,440
                                                     134,000   Teradyne, Inc. (a)                                         1,849,200
                                                                                                                       ------------
                                                                                                                         14,449,060
                                                                                                                       ------------
SOFTWARE - 10.3%                                      85,000   CA, Inc. (b)                                               2,186,200
                                                      29,000   Cadence Design Systems, Inc. (a)                             643,510
                                                     201,000   Compuware Corp. (a)                                        1,612,020
                                                      64,000   McAfee, Inc. (a)                                           2,231,680
                                                     294,000   Microsoft Corp.                                            8,661,240
                                                     209,000   Oracle Corp. (a)                                           4,524,850
                                                      88,000   Synopsys, Inc. (a)                                         2,383,040
                                                                                                                       ------------
                                                                                                                         22,242,540
                                                                                                                       ------------

BLACKROCK VARIABLE SERIES FUNDS, INC.
BLACKROCK LARGE CAP GROWTH V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)

                                                    SHARES
INDUSTRY                                              HELD     COMMON STOCKS                                               VALUE
--------                                          ----------   -------------                                           ------------
SPECIALTY RETAIL - 2.2%                               18,000   AutoZone, Inc. (a)                                      $  2,090,520
                                                      47,000   GameStop Corp. Class A (a)                                 2,648,450
                                                                                                                       ------------
                                                                                                                          4,738,970
                                                                                                                       ------------
TEXTILES, APPAREL & LUXURY GOODS - 0.5%               19,000   Nike, Inc. Class B                                         1,114,540
                                                                                                                       -------------
                                                               TOTAL COMMON STOCKS
                                                               (COST - $187,392,221) - 100.0%                           215,740,040
                                                                                                                       ------------

                                                  BENEFICIAL
                                                   INTEREST    SHORT-TERM SECURITIES
                                                 -----------   ---------------------
                                                 $13,862,450   BlackRock Liquidity Series, LLC Money
                                                               Market Series, 5.26% (c)(d)(e)                            13,862,450
                                                                                                                       ------------
                                                               TOTAL SHORT-TERM SECURITIES
                                                               (COST - $13,862,450) - 6.4%                               13,862,450
                                                                                                                       ------------
                                                               TOTAL INVESTMENTS
                                                               (COST - $201,254,671*) - 106.4%                          229,602,490
                                                               LIABILITIES IN EXCESS OF OTHER ASSETS - (6.4%)           (13,891,958)
                                                                                                                       ------------
                                                               NET ASSETS - 100.0%                                     $215,710,532
                                                                                                                       ============

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2007, as computed for federal income tax purposes, were as follows:

Aggregate cost                $201,468,999
                              ============
Gross unrealized              $ 32,358,025
appreciation
Gross unrealized                (4,224,534)
depreciation
                              ------------
Net unrealized appreciation   $ 28,133,491
                              ============

(a)  Non-income producing security.

(b)  Security, or a portion of security, is on loan.

(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                    AFFILIATE                         NET ACTIVITY   INTEREST INCOME
                    ---------                         ------------   ---------------
BlackRock Liquidity Series, LLC Cash Sweep Series              --        $11,092

BlackRock Liquidity Series, LLC Money Market Series    $2,311,900        $31,288

(d)  Security was purchased with the cash proceeds from securities loans.

(e)  Represents the current yield as of September 30, 2007.

- For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK LARGE CAP VALUE V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)

                                                    SHARES
INDUSTRY                                             HELD      COMMON STOCKS                                               VALUE
--------                                          ----------   -------------                                           ------------
AEROSPACE & DEFENSE - 5.8%                            43,000   Honeywell International, Inc.                           $  2,557,210
                                                      24,000   L-3 Communications Holdings, Inc.                          2,451,360
                                                      22,000   Lockheed Martin Corp.                                      2,386,780
                                                      39,000   Northrop Grumman Corp.                                     3,042,000
                                                      43,000   Raytheon Co.                                               2,744,260
                                                                                                                       ------------
                                                                                                                         13,181,610
                                                                                                                       ------------
BIOTECHNOLOGY - 1.3%                                  43,000   Biogen Idec, Inc. (a)                                      2,852,190
                                                                                                                       -------------
CAPITAL MARKETS - 3.1%                                18,000   The Goldman Sachs Group, Inc.                              3,901,320
                                                      50,900   Lehman Brothers Holdings, Inc.                             3,142,057
                                                                                                                       ------------
                                                                                                                          7,043,377
                                                                                                                       ------------
CHEMICALS - 1.7%                                      79,000   The Dow Chemical Co.                                       3,401,740
                                                       9,000   E.I. du Pont de Nemours & Co.                                446,040
                                                                                                                       ------------
                                                                                                                          3,847,780
                                                                                                                       ------------
COMMUNICATIONS EQUIPMENT - 2.1%                      112,000   ADC Telecommunications, Inc. (a)                           2,196,320
                                                      68,000   Juniper Networks, Inc. (a)                                 2,489,480
                                                                                                                       ------------
                                                                                                                          4,685,800
                                                                                                                       ------------
COMPUTERS & PERIPHERALS - 4.6%                       116,000   EMC Corp. (a)                                              2,412,800
                                                      48,000   Hewlett-Packard Co.                                        2,389,920
                                                      28,000   International Business Machines Corp.                      3,298,400
                                                      48,000   NCR Corp. (a)                                              2,390,400
                                                                                                                       ------------
                                                                                                                         10,491,520
                                                                                                                       ------------
DIVERSIFIED FINANCIAL SERVICES - 7.9%                 43,000   Bank of America Corp.                                      2,161,610
                                                     191,000   Citigroup, Inc.                                            8,913,970
                                                     147,000   JPMorgan Chase & Co.                                       6,735,540
                                                                                                                       ------------
                                                                                                                         17,811,120
                                                                                                                       ------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 3.6%         76,000   AT&T Inc.                                                  3,215,560
                                                      49,000   CenturyTel, Inc.                                           2,264,780
                                                     302,000   Qwest Communications International Inc. (a)                2,766,320
                                                                                                                       ------------
                                                                                                                          8,246,660
                                                                                                                       ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.9%             57,000   Agilent Technologies, Inc. (a)                             2,102,160
                                                                                                                       ------------
ENERGY EQUIPMENT & SERVICES - 1.9%                    40,000   ENSCO International, Inc.                                  2,244,000
                                                      31,000   Tidewater, Inc.                                            1,948,040
                                                                                                                       ------------
                                                                                                                          4,192,040
                                                                                                                       ------------
FOOD & STAPLES RETAILING - 2.4%                        7,000   BJ's Wholesale Club, Inc. (a)                                232,120
                                                      89,000   The Kroger Co.                                             2,538,280
                                                      80,000   Safeway, Inc.                                              2,648,800
                                                                                                                       ------------
                                                                                                                          5,419,200
                                                                                                                       ------------
FOOD PRODUCTS - 1.7%                                  52,000   H.J. Heinz Co.                                             2,402,400
                                                      20,000   The J.M. Smucker Co.                                       1,068,400
                                                      16,000   Tyson Foods, Inc. Class A                                    285,600
                                                                                                                       ------------
                                                                                                                          3,756,400
                                                                                                                       ------------
HEALTH CARE PROVIDERS & SERVICES - 5.5%               49,000   AmerisourceBergen Corp.                                    2,221,170
                                                      36,000   Humana, Inc. (a)                                           2,515,680
                                                      41,000   McKesson Corp.                                             2,410,390
                                                      26,000   Medco Health Solutions, Inc. (a)                           2,350,140
                                                      39,000   WellPoint, Inc. (a)                                        3,077,880
                                                                                                                       ------------
                                                                                                                         12,575,260
                                                                                                                       ------------
HOUSEHOLD DURABLES - 0.3%                             10,000   Mohawk Industries, Inc. (a)                                  813,000
                                                                                                                       ------------
IT SERVICES - 0.9%                                    95,000   Electronic Data Systems Corp.                              2,074,800
                                                                                                                       ------------
INDUSTRIAL CONGLOMERATES - 3.0%                      163,000   General Electric Co.                                       6,748,200
                                                                                                                       ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK LARGE CAP VALUE V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)

                                                    SHARES
INDUSTRY                                             HELD      COMMON STOCKS                                               VALUE
--------                                          ----------   -------------                                           ------------
INSURANCE - 11.6%                                     49,000   ACE Ltd.                                                $  2,967,930
                                                      31,000   AMBAC Financial Group, Inc.                                1,950,210
                                                      95,000   American International Group, Inc.                         6,426,750
                                                      58,000   Chubb Corp.                                                3,111,120
                                                      10,000   Lincoln National Corp.                                       659,700
                                                      31,000   Loews Corp.                                                1,498,850
                                                      25,000   MetLife, Inc.                                              1,743,250
                                                      34,000   Prudential Financial, Inc.                                 3,317,720
                                                      63,000   The Travelers Cos., Inc.                                   3,171,420
                                                      48,000   W.R. Berkley Corp.                                         1,422,240
                                                                                                                       ------------
                                                                                                                         26,269,190
                                                                                                                       ------------
LIFE SCIENCES TOOLS & SERVICES - 0.2%                  7,000   Charles River Laboratories International, Inc. (a)           393,050
                                                                                                                       ------------
MACHINERY - 4.7%                                      49,000   AGCO Corp. (a)                                             2,487,730
                                                      22,000   Deere & Co.                                                3,265,240
                                                      27,000   SPX Corp.                                                  2,499,120
                                                      26,000   Terex Corp. (a)                                            2,314,520
                                                                                                                       ------------
                                                                                                                         10,566,610
                                                                                                                       ------------
MEDIA - 1.5%                                          99,000   Walt Disney Co. (b)                                        3,404,610
                                                                                                                       ------------
METALS & MINING - 1.2%                                25,000   United States Steel Corp.                                  2,648,500
                                                                                                                       ------------
MULTI-UTILITIES - 0.2%                                26,000   CMS Energy Corp.                                             437,320
                                                                                                                       ------------
MULTILINE RETAIL - 0.4%                               22,000   Dollar Tree Stores, Inc. (a)                                 891,880
                                                                                                                       ------------
OIL, GAS & CONSUMABLE FUELS - 20.8%                   89,000   Chevron Corp.                                              8,328,620
                                                      76,000   ConocoPhillips                                             6,670,520
                                                     159,000   Exxon Mobil Corp.                                         14,717,040
                                                      54,000   Frontier Oil Corp.                                         2,248,560
                                                      60,000   Marathon Oil Corp.                                         3,421,200
                                                      40,000   Noble Energy, Inc.                                         2,801,600
                                                       3,000   Occidental Petroleum Corp.                                   192,240
                                                      31,000   Overseas Shipholding Group, Inc.                           2,381,730
                                                      29,000   Sunoco, Inc.                                               2,052,620
                                                      39,000   Tesoro Corp.                                               1,794,780
                                                      38,000   Valero Energy Corp.                                        2,552,840
                                                                                                                       ------------
                                                                                                                         47,161,750
                                                                                                                       ------------
PAPER & FOREST PRODUCTS - 1.1%                        73,000   International Paper Co.                                    2,618,510
                                                                                                                       ------------
PHARMACEUTICALS - 5.8%                                53,000   Eli Lilly & Co.                                            3,017,290
                                                      54,000   Merck & Co., Inc.                                          2,791,260
                                                     303,000   Pfizer, Inc.                                               7,402,290
                                                                                                                       ------------
                                                                                                                         13,210,840
                                                                                                                       ------------
ROAD & RAIL - 1.3%                                    68,000   CSX Corp.                                                  2,905,640
                                                                                                                       ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.8%       39,000   KLA-Tencor Corp.                                           2,175,420

                                                     147,000   Teradyne, Inc. (a)                                         2,028,600
                                                                                                                       ------------
                                                                                                                          4,204,020
                                                                                                                       ------------
SOFTWARE - 2.7%                                       67,000   BMC Software, Inc. (a)                                     2,092,410
                                                      48,000   Cadence Design Systems, Inc. (a)                           1,065,120
                                                     219,000   Compuware Corp. (a)                                        1,756,380
                                                      79,000   Novell, Inc. (a)                                             603,560
                                                      20,000   Synopsys, Inc. (a)                                           541,600
                                                                                                                       ------------
                                                                                                                          6,059,070
                                                                                                                       ------------
                                                               TOTAL COMMON STOCKS (COST - $183,065,372) - 100.0%       226,612,107
                                                                                                                       ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK LARGE CAP VALUE V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)

                                                  BENEFICIAL
                                                   INTEREST    SHORT-TERM SECURITIES                                       VALUE
                                                  ----------   ---------------------                                   ------------
                                                  $1,918,000   BlackRock Liquidity Series, LLC Money Market            $  1,918,000
                                                               Series, 5.26% (c)(d)(e)
                                                                                                                       ------------
                                                               TOTAL SHORT-TERM SECURITIES (COST - $1,918,000) - 0.8%     1,918,000
                                                                                                                       ------------
                                                               TOTAL INVESTMENTS (COST - $184,983,372*) - 100.8%        228,530,107
                                                               LIABILITIES IN EXCESS OF OTHER ASSETS - (0.8%)           (1,924,424)
                                                                                                                       ------------
                                                               NET ASSETS - 100.0%                                     $226,605,683
                                                                                                                       ============

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2007, as computed for federal income tax purposes, were as follows:

Aggregate cost                  $185,252,460
                                ============
Gross unrealized appreciation   $ 46,724,672
Gross unrealized depreciation     (3,447,025)
                                ------------
Net unrealized appreciation     $ 43,277,647
                                ============

(a)  Non-income producing security.

(b)  Security, or a portion of security, is on loan.

(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                          NET       INTEREST
AFFILIATE                                               ACTIVITY     INCOME
---------                                             -----------   --------
BlackRock Liquidity Series, LLC Cash Sweep Series     $  (238,957)   $1,321
BlackRock Liquidity Series, LLC Money Market Series   $(6,415,355)   $8,510

(d)  Represents the current yield as of September 30, 2007.

(e)  Security was purchased with the cash proceeds from securities loans.

- For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

BLACKROCK VARIABLE SERIES FUNDS, INC.
BLACKROCK MONEY MARKET V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)

                                     FACE                                                 INTEREST    MATURITY
                                    AMOUNT                       ISSUE                      RATE*       DATE          VALUE
                                 -----------   ----------------------------------------   --------   ----------   ------------
CERTIFICATES OF DEPOSIT - 8.3%   $12,900,000   American Express Bank, FSB                    5.65%   10/16/2007   $ 12,900,000
                                   3,000,000   Harris Bank, NA                               5.30    11/13/2007      3,000,000
                                   5,000,000   Wachovia Bank, NA                             5.32    2/06/2008       5,000,000
                                                                                                                  ------------
                                               TOTAL CERTIFICATES OF DEPOSIT (COST -
                                                  $20,900,000)                                                      20,900,000
                                                                                                                  ------------
COMMERCIAL PAPER - 75.0%           1,500,000   Amstel Funding Corp.                          5.25    10/22/2007      1,495,406
                                   3,000,000   Amstel Funding Corp.                          5.90    11/20/2007      2,975,417
                                   2,000,000   Amstel Funding Corp.                          6.15    12/04/2007      1,978,133
                                   3,000,000   Amstel Funding Corp.                          6.18    12/05/2007      2,966,525
                                   4,300,000   Atlantic Asset Securitization Corp.           6.00    10/17/2007      4,288,533
                                   6,000,000   Atlantis One Funding Corp.                    5.25    10/30/2007      5,974,625
                                   6,000,000   Bank of America Corp.                        5.435    11/29/2007      5,946,556
                                   3,000,000   Bank of America Corp.                         5.52    12/12/2007      2,966,880
                                   3,000,000   Bank of America Corp.                         5.32    2/08/2008       2,942,367
                                  12,121,000   Beethoven Funding Corp.                       5.43    12/17/2007     11,980,225
                                   1,200,000   Beta Finance Corp.                            5.25    10/11/2007      1,198,250
                                   2,400,000   Beta Finance Corp.                            5.25    10/22/2007      2,392,650
                                   1,500,000   CAFCO, LLC                                    5.25    10/04/2007      1,499,344
                                   3,700,000   CAFCO, LLC                                    5.43    11/13/2007      3,676,002
                                   6,000,000   Chariot Funding LLC                           5.80    11/26/2007      5,945,867
                                   4,742,000   Concord Minutemen Capital Co., LLC            5.30    10/19/2007      4,729,434
                                   2,500,000   Edison Asset Securitization, LLC              5.17    11/05/2007      2,487,434
                                   4,000,000   Edison Asset Securitization, LLC             5.125    1/30/2008       3,931,097
                                   8,800,000   Fountain Square Commercial Funding Corp.      5.25    10/15/2007      8,782,033
                                   4,250,000   Fountain Square Commercial Funding Corp.     5.265    10/29/2007      4,232,596
                                   2,700,000   General Electric Capital Corp.                5.17    3/07/2008       2,638,734
                                   4,000,000   Goldman Sachs Group, Inc.                     5.19    11/14/2007      3,974,627
                                   4,000,000   Govco Inc.                                   5.245    10/23/2007      3,987,179
                                   7,000,000   Govco Inc.                                    5.73    11/15/2007      6,949,863
                                   5,000,000   Greenwich Capital Holdings, Inc.              5.45    11/15/2007      4,965,938
                                   2,400,000   Greyhawk Funding LLC                          5.28    10/02/2007      2,399,648
                                   4,000,000   K2 (USA) LLC                                 5.255    10/15/2007      3,991,826
                                   6,153,000   Lexington Parker Capital Co., LLC             5.25    10/25/2007      6,131,465
                                   4,024,000   Liberty Street Funding LLC                   5.255    10/23/2007      4,011,077
                                   2,900,000   Liberty Street Funding LLC                    5.60    11/13/2007      2,880,602
                                   6,798,000   North Sea Funding LLC                         5.35    10/29/2007      6,769,713
                                   1,600,000   Old Line Funding, LLC                        5.255    10/12/2007      1,597,431
                                   4,000,000   Polonius Inc.                                 6.10    10/29/2007      3,981,022
                                   8,500,000   Polonius Inc.                                 5.95    11/08/2007      8,446,615
                                  13,000,000   Scaldis Capital LLC                           6.08    12/13/2007     12,839,724

BLACKROCK VARIABLE SERIES FUNDS, INC.
BLACKROCK MONEY MARKET V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)

                                     FACE                                                 INTEREST    MATURITY
                                    AMOUNT                       ISSUE                      RATE*       DATE          VALUE
                                 -----------   ----------------------------------------   --------   ----------   ------------
                                 $ 6,000,000   Simba Funding Corp.                           5.27%   10/26/2007   $  5,978,042
                                   6,200,000   Three Pillars Funding Corp.                   5.26    10/16/2007
                                                                                                                     6,186,412
                                   9,000,000   Ticonderoga Funding LLC                       6.10    10/01/2007      9,000,000
                                   4,000,000   Ticonderoga Funding LLC                       6.28    10/12/2007      3,992,324
                                   6,900,000   Zela Finance Inc.                             5.26    10/17/2007      6,883,869
                                                                                                                  ------------
                                               TOTAL COMMERCIAL PAPER (COST -
                                                  $189,995,485)                                                    189,995,485
                                                                                                                  ------------
MEDIUM-TERM NOTES - 7.6%           1,595,000   Cullinan Finance Corp. (a)(c)                5.111    6/25/2008       1,594,883
                                   8,695,000   General Electric Capital Corp. (a)           5.878    10/17/2007      8,695,000
                                   4,100,000   Goldman Sachs Group, Inc. (a)                5.822    9/12/2008       4,100,000
                                   1,750,000   MetLife Global Funding I (a)(c)              5.853    9/12/2008       1,750,000
                                   1,500,000   MetLife Global Funding I (a)(c)              5.827    10/06/2008      1,500,000
                                   1,700,000   Principal Life Income Funding Trusts (a)      5.75    12/07/2007      1,700,186
                                                                                                                  ------------
                                               TOTAL MEDIUM-TERM NOTES (COST -
                                                  $19,340,069)                                                      19,340,069
                                                                                                                  ------------
FUNDING AGREEMENTS - 4.7%          5,000,000   Metropolitan Life Insurance Co. (a)(b)        5.79    4/01/2008       5,000,000
                                   7,000,000   New York Life Insurance Co. (a)(b)           5.773    4/14/2008       7,000,000
                                                                                                                  ------------
                                               TOTAL FUNDING AGREEMENTS (COST -
                                                  $12,000,000)                                                      12,000,000
                                                                                                                  ------------
U.S. GOVERNMENT, AGENCY,             600,000   Freddie Mac                                  4.595    10/05/2007        600,000
& INSTRUMENTALITY                  1,000,000   Freddie Mac                                  4.625    10/05/2007      1,000,000
OBLIGATIONS -                        900,000   Freddie Mac                                  4.655    10/11/2007        900,000
NON-DISCOUNT - 1.8%                1,000,000   Freddie Mac                                  4.705    10/11/2007        999,999
                                   1,000,000   Freddie Mac                                   4.75    10/24/2007        999,997
                                                                                                                  ------------
                                               TOTAL U.S. GOVERNMENT, AGENCY, &
                                                  INSTRUMENTALITY OBLIGATIONS -
                                                  NON-DISCOUNT (COST - $4,499,996)                                   4,499,996
                                                                                                                  ------------
REPURCHASE AGREEMENT - 2.9%        7,331,000   Deutsche Bank Securities Inc., purchased
                                                  on 9/28/2007 to yield 4.85% to
                                                  10/01/2007, repurchase price of
                                                  $7,333,963, collateralized by FHLMC
                                                  5% due 9/09/2011                                                   7,331,000
                                                                                                                  ------------
                                               TOTAL REPURCHASE AGREEMENT (COST - $7,331,000)                        7,331,000
                                                                                                                  ------------
                                               TOTAL INVESTMENTS (COST - $254,066,550**) - 100.3%                  254,066,550
                                               LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3%)                        (669,243)
                                                                                                                  ------------
                                               NET ASSETS - 100.0%                                                $253,397,307
                                                                                                                  ============

* Commercial Paper and certain U.S. Government, Agency & Instrumentality Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity. Interest rates on variable rate securities are adjustable periodically based upon appropriate indexes. The interest rates shown are the rates in effect at September 30, 2007.

**   Cost for federal income tax purposes.

BLACKROCK VARIABLE SERIES FUNDS, INC.
BLACKROCK MONEY MARKET V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)

(a)  Floating rate security.

(b) Restricted securities as to resale, representing approximately 4.7% of net assets were as follows:

                                                       ACQUISITION
ISSUE                                                      DATE          COST         VALUE
-----                                                  -----------   -----------   -----------
Metropolitan Life Insurance Co., 5.79% due 4/01/2008    4/02/2007    $ 5,000,000   $ 5,000,000
New York Life Insurance Co., 5.773% due 4/14/2008       5/22/2007      7,000,000     7,000,000
                                                                     -----------   -----------
TOTAL                                                                $12,000,000   $12,000,000
                                                                     ===========   ===========

(c) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK S&P 500 INDEX V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)

                                                    SHARES
INDUSTRY                                              HELD     COMMON STOCKS                                               VALUE
--------                                          ----------   -------------                                           ------------
AEROSPACE & DEFENSE - 2.8%                            18,128   Boeing Co.                                              $  1,903,259
                                                       9,128   General Dynamics Corp.                                       771,042
                                                       2,963   Goodrich Corp.                                               202,165
                                                      17,263   Honeywell International, Inc.                              1,026,631
                                                       2,629   L-3 Communications Holdings, Inc.                            268,526
                                                       7,933   Lockheed Martin Corp.                                        860,651
                                                       7,640   Northrop Grumman Corp.                                       595,920
                                                       3,300   Precision Castparts Corp.                                    488,334
                                                      10,246   Raytheon Co.                                                 653,900
                                                       4,183   Rockwell Collins, Inc.                                       305,526
                                                      22,864   United Technologies Corp.                                  1,840,095
                                                                                                                       ------------
                                                                                                                          8,916,049
                                                                                                                       ------------
AIR FREIGHT & LOGISTICS - 0.9%                         4,000   CH Robinson Worldwide, Inc.                                  217,160
                                                       7,155   FedEx Corp.                                                  749,486
                                                      24,200   United Parcel Service, Inc. Class B                        1,817,420
                                                                                                                       ------------
                                                                                                                          2,784,066
                                                                                                                       ------------
AIRLINES - 0.1%                                       16,075   Southwest Airlines Co.                                       237,910
                                                                                                                       ------------
AUTO COMPONENTS - 0.2%                                 5,234   The Goodyear Tire & Rubber Co. (a)                           159,166
                                                       4,346   Johnson Controls, Inc.                                       513,306
                                                                                                                       ------------
                                                                                                                            672,472
                                                                                                                       ------------
AUTOMOBILES - 0.4%                                    46,871   Ford Motor Co. (a)(d)                                        397,935
                                                      13,483   General Motors Corp.                                         494,826
                                                       5,552   Harley-Davidson, Inc.                                        256,558
                                                                                                                       ------------
                                                                                                                          1,149,319
                                                                                                                       ------------
BEVERAGES - 2.2%                                      17,531   Anheuser-Busch Cos., Inc.                                    876,375
                                                       2,118   Brown-Forman Corp. Class B                                   158,659
                                                      45,996   The Coca-Cola Co.                                          2,643,390
                                                       7,137   Coca-Cola Enterprises, Inc.                                  172,858
                                                       4,800   Constellation Brands, Inc. Class A (a)                       116,208
                                                       1,441   Molson Coors Brewing Co. Class B                             143,624
                                                       3,704   Pepsi Bottling Group, Inc.                                   137,678
                                                      37,339   PepsiCo, Inc.                                              2,735,455
                                                                                                                       ------------
                                                                                                                          6,984,247
                                                                                                                       ------------
BIOTECHNOLOGY - 1.2%                                  25,123   Amgen, Inc. (a)                                            1,421,208
                                                       6,826   Biogen Idec, Inc. (a)                                        452,769
                                                       8,700   Celgene Corp. (a)                                            620,397
                                                       6,400   Genzyme Corp. (a)                                            396,544
                                                      21,800   Gilead Sciences, Inc. (a)                                    890,966
                                                                                                                       ------------
                                                                                                                          3,781,884
                                                                                                                       ------------
BUILDING PRODUCTS - 0.1%                               3,600   American Standard Cos., Inc.                                 128,232
                                                       9,451   Masco Corp.                                                  218,980
                                                                                                                       ------------
                                                                                                                            347,212
                                                                                                                       ------------
CAPITAL MARKETS - 3.3%                                 4,200   American Capital Strategies Ltd.                             179,466
                                                       5,095   Ameriprise Financial, Inc.                                   321,545
                                                      26,367   The Bank of New York Mellon Corp.                          1,163,839
                                                       2,653   The Bear Stearns Cos., Inc.                                  325,815
                                                      20,865   The Charles Schwab Corp.                                     450,684
                                                       9,100   E*Trade Financial Corp. (a)                                  118,846
                                                       2,600   Federated Investors, Inc. Class B                            103,220
                                                       3,522   Franklin Resources, Inc.                                     449,055
                                                       9,400   The Goldman Sachs Group, Inc.                              2,037,356
                                                       4,111   Janus Capital Group, Inc.                                    116,259
                                                       2,800   Legg Mason, Inc.                                             236,012
                                                      12,300   Lehman Brothers Holdings, Inc.                               759,279

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK S&P 500 INDEX V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)

                                                    SHARES
INDUSTRY                                              HELD     COMMON STOCKS                                               VALUE
--------                                          ----------   -------------                                           ------------
                                                      19,879   Merrill Lynch & Co., Inc. (b)                           $  1,416,975
                                                      24,263   Morgan Stanley                                             1,528,569
                                                       4,101   Northern Trust Corp.                                         271,773
                                                       8,693   State Street Corp.                                           592,515
                                                       6,286   T. Rowe Price Group, Inc.                                    350,067
                                                                                                                       ------------
                                                                                                                         10,421,275
                                                                                                                       ------------
CHEMICALS - 1.7%                                       4,689   Air Products & Chemicals, Inc.                               458,397
                                                       1,291   Ashland, Inc.                                                 77,731
                                                      21,636   The Dow Chemical Co.                                         931,646
                                                      20,896   E.I. du Pont de Nemours & Co.                              1,035,606
                                                       1,658   Eastman Chemical Co.                                         110,638
                                                       4,476   Ecolab, Inc.                                                 211,267
                                                       2,676   Hercules, Inc.                                                56,250
                                                       2,299   International Flavors & Fragrances, Inc.                     121,525
                                                      12,334   Monsanto Co.                                               1,057,517
                                                       3,443   PPG Industries, Inc.                                         260,119
                                                       7,454   Praxair, Inc.                                                624,347
                                                       3,588   Rohm & Haas Co.                                              199,744
                                                       3,234   Sigma-Aldrich Corp.                                          157,625
                                                                                                                       ------------
                                                                                                                          5,302,412
                                                                                                                       ------------
COMMERCIAL BANKS - 3.4%                               12,296   BB&T Corp.                                                   496,635
                                                       3,126   Comerica, Inc.                                               160,301
                                                       3,900   Commerce Bancorp, Inc.                                       151,242
                                                      13,019   Fifth Third Bancorp                                          441,084
                                                       2,300   First Horizon National Corp.                                  61,318
                                                       9,205   Huntington Bancshares, Inc.                                  156,301
                                                       9,503   KeyCorp                                                      307,232
                                                       1,900   M&T Bank Corp.                                               196,555
                                                       5,400   Marshall & Ilsley Corp.                                      236,358
                                                      13,825   National City Corp.                                          346,869
                                                       7,864   The PNC Financial Services Group, Inc. (b)                   535,538
                                                      16,993   Regions Financial Corp.                                      500,954
                                                       8,396   SunTrust Banks, Inc.                                         635,325
                                                       7,610   Synovus Financial Corp.                                      213,461
                                                      39,904   U.S. Bancorp                                               1,298,077
                                                      43,984   Wachovia Corp.                                             2,205,798
                                                      77,206   Wells Fargo & Co. (d)                                      2,750,078
                                                       2,124   Zions Bancorporation                                         145,855
                                                                                                                       ------------
                                                                                                                         10,838,981
                                                                                                                       ------------
COMMERCIAL SERVICES & SUPPLIES - 0.5%                  6,294   Allied Waste Industries, Inc. (a)                             80,248
                                                       2,467   Avery Dennison Corp.                                         140,668
                                                       3,536   Cintas Corp.                                                 131,186
                                                       3,379   Equifax, Inc.                                                128,807
                                                       2,671   Monster Worldwide, Inc. (a)                                   90,974
                                                       5,415   Pitney Bowes, Inc.                                           245,949
                                                       5,444   RR Donnelley & Sons Co.                                      199,033
                                                       4,086   Robert Half International, Inc.                              122,008
                                                      12,410   Waste Management, Inc.                                       468,353
                                                                                                                       ------------
                                                                                                                          1,607,226
                                                                                                                       ------------
COMMUNICATIONS EQUIPMENT - 2.8%                       10,713   Avaya, Inc. (a)                                              181,692
                                                       2,414   Ciena Corp. (a)                                               91,925
                                                     140,215   Cisco Systems, Inc. (a)                                    4,642,519
                                                      36,058   Corning, Inc.                                                888,830
                                                       4,134   JDS Uniphase Corp. (a)                                        61,845

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK S&P 500 INDEX V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)

                                                    SHARES
INDUSTRY                                              HELD     COMMON STOCKS                                               VALUE
--------                                          ----------   -------------                                           ------------
                                                      11,900   Juniper Networks, Inc. (a)                              $    435,659
                                                      53,036   Motorola, Inc.                                               982,757
                                                      38,668   QUALCOMM, Inc.                                             1,634,110
                                                       8,833   Tellabs, Inc. (a)                                             84,090
                                                                                                                       ------------
                                                                                                                          9,003,427
                                                                                                                       ------------
COMPUTERS & PERIPHERALS - 4.3%                        20,090   Apple Computer, Inc. (a)                                   3,084,619
                                                      52,476   Dell, Inc. (a)                                             1,448,338
                                                      48,504   EMC Corp. (a)                                              1,008,883
                                                      60,443   Hewlett-Packard Co.                                        3,009,457
                                                      31,434   International Business Machines Corp.                      3,702,925
                                                       2,407   Lexmark International, Inc. Class A (a)                       99,963
                                                       8,265   Network Appliance, Inc. (a)                                  222,411
                                                       2,586   QLogic Corp. (a)                                              34,782
                                                       5,300   SanDisk Corp. (a)                                            292,030
                                                      84,312   Sun Microsystems, Inc. (a)                                   472,990
                                                       4,200   Teradata Corp. (a)                                           109,536
                                                                                                                       ------------
                                                                                                                         13,485,934
                                                                                                                       ------------
CONSTRUCTION & ENGINEERING - 0.1%                      1,974   Fluor Corp.                                                  284,217
                                                                                                                       ------------
CONSTRUCTION MATERIALS - 0.1%                          2,350   Vulcan Materials Co.                                         209,503
                                                                                                                       ------------
CONSUMER FINANCE - 0.9%                               27,278   American Express Co.                                       1,619,495
                                                       9,432   Capital One Financial Corp.                                  626,568
                                                      11,781   Discover Financial Services, Inc.                            245,045
                                                       9,223   SLM Corp.                                                    458,106
                                                                                                                       ------------
                                                                                                                          2,949,214
                                                                                                                       ------------
CONTAINERS & PACKAGING - 0.2%                          2,736   Ball Corp.                                                   147,060
                                                       2,156   Bemis Co.                                                     62,761
                                                       3,567   Pactiv Corp. (a)                                             102,230
                                                       3,820   Sealed Air Corp.                                              97,639
                                                       2,808   Temple-Inland, Inc.                                          147,785
                                                                                                                       - -----------
                                                                                                                            557,475
                                                                                                                       ------------
DISTRIBUTORS - 0.1%                                    4,238   Genuine Parts Co.                                            211,900
                                                                                                                       ------------
DIVERSIFIED CONSUMER SERVICES - 0.1%                   3,500   Apollo Group, Inc. Class A (a)                               210,525
                                                       6,762   H&R Block, Inc.                                              143,219
                                                                                                                       ------------
                                                                                                                            353,744
                                                                                                                       ------------
DIVERSIFIED FINANCIAL SERVICES - 5.0%                102,469   Bank of America Corp.                                      5,151,117
                                                       4,200   CIT Group, Inc.                                              168,840
                                                       1,199   CME Group, Inc.                                              704,233
                                                     115,451   Citigroup, Inc.                                            5,388,098
                                                       1,600   IntercontinentalExchange, Inc. (a)                           243,040
                                                      78,568   JPMorgan Chase & Co.                                       3,599,986
                                                       3,800   Leucadia National Corp.                                      183,236
                                                       5,104   Moody's Corp.                                                257,242
                                                                                                                       ------------
                                                                                                                         15,695,792
                                                                                                                       ------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 3.1%        140,902   AT&T Inc.                                                  5,961,564
                                                       3,002   CenturyTel, Inc.                                             138,752
                                                       8,603   Citizens Communications Co.                                  123,195
                                                       3,084   Embarq Corp.                                                 171,470
                                                      38,096   Qwest Communications International Inc. (a)                  348,959
                                                      67,618   Verizon Communications, Inc.                               2,994,125
                                                       9,602   Windstream Corp.                                             135,580
                                                                                                                       ------------
                                                                                                                          9,873,645
                                                                                                                       ------------
ELECTRIC UTILITIES - 1.8%                              3,522   Allegheny Energy, Inc. (a)                                   184,060
                                                       8,718   American Electric Power Co., Inc.                            401,725
                                                      27,831   Duke Energy Corp.                                            520,161

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK S&P 500 INDEX V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)

                                                    SHARES
INDUSTRY                                              HELD     COMMON STOCKS                                               VALUE
--------                                          ----------   -------------                                           ------------
                                                       7,496   Edison International                                    $    415,653
                                                       4,772   Entergy Corp.                                                516,760
                                                      15,578   Exelon Corp.                                               1,173,958
                                                       9,714   FPL Group, Inc.                                              591,388
                                                       7,388   FirstEnergy Corp.                                            467,956
                                                       9,058   PPL Corp.                                                    419,385
                                                       2,224   Pinnacle West Capital Corp.                                   87,870
                                                       6,129   Progress Energy, Inc.                                        287,144
                                                      18,118   The Southern Co.                                             657,321
                                                                                                                       ------------
                                                                                                                          5,723,381
                                                                                                                       ------------
ELECTRICAL EQUIPMENT - 0.5%                            4,330   Cooper Industries Ltd. Class A                               221,220
                                                      17,850   Emerson Electric Co.                                         949,977
                                                       3,783   Rockwell Automation, Inc.                                    262,956
                                                                                                                       ------------
                                                                                                                          1,434,153
                                                                                                                       ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.3%              8,762   Agilent Technologies, Inc. (a)                               323,142
                                                       4,315   Jabil Circuit, Inc.                                           98,555
                                                       3,663   Molex, Inc.                                                   98,645
                                                      23,735   Solectron Corp. (a)                                           92,329
                                                       2,131   Tektronix, Inc.                                               59,114
                                                      11,790   Tyco Electronics Ltd.                                        417,720
                                                                                                                       ------------
                                                                                                                          1,089,505
                                                                                                                       ------------
ENERGY EQUIPMENT & SERVICES - 2.4%                     7,400   BJ Services Co.                                              196,470
                                                       7,408   Baker Hughes, Inc.                                           669,461
                                                       3,400   ENSCO International, Inc.                                    190,740
                                                      20,504   Halliburton Co.                                              787,354
                                                       7,092   Nabors Industries Ltd. (a)                                   218,221
                                                       4,101   National Oilwell Varco, Inc. (a)                             592,595
                                                       6,174   Noble Corp.                                                  302,835
                                                       3,035   Rowan Cos., Inc.                                             111,020
                                                      27,490   Schlumberger Ltd.                                          2,886,450
                                                       4,400   Smith International, Inc.                                    314,160
                                                       6,911   Transocean, Inc. (a)                                         781,288
                                                       7,500   Weatherford International Ltd. (a)                           503,850
                                                                                                                       ------------
                                                                                                                          7,554,444
                                                                                                                       ------------
FOOD & STAPLES RETAILING - 2.3%                       34,166   CVS/Caremark Corp.                                         1,353,999
                                                      10,105   Costco Wholesale Corp.                                       620,144
                                                      17,026   The Kroger Co.                                               485,582
                                                       4,538   SUPERVALU INC.                                               177,027
                                                      13,571   SYSCO Corp.                                                  482,992
                                                      10,247   Safeway, Inc.                                                339,278
                                                      55,416   Wal-Mart Stores, Inc.                                      2,418,908
                                                      22,744   Walgreen Co.                                               1,074,427
                                                       3,500   Whole Foods Market, Inc.                                     171,360
                                                                                                                       ------------
                                                                                                                          7,123,717
                                                                                                                       ------------
FOOD PRODUCTS - 1.4%                                  15,482   Archer-Daniels-Midland Co.                                   512,145
                                                       4,793   Campbell Soup Co.                                            177,341
                                                      10,632   ConAgra Foods, Inc.                                          277,814
                                                       3,000   Dean Foods Co.                                                76,740
                                                       8,008   General Mills, Inc.                                          464,544
                                                       6,849   H.J. Heinz Co.                                               316,424
                                                       3,448   The Hershey Co.                                              160,022
                                                       5,689   Kellogg Co.                                                  318,584
                                                      36,371   Kraft Foods, Inc.                                          1,255,163
                                                       3,400   McCormick & Co., Inc.                                        122,298

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK S&P 500 INDEX V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)

                                                    SHARES
INDUSTRY                                              HELD     COMMON STOCKS                                               VALUE
--------                                          ----------   -------------                                           ------------
                                                      15,617   Sara Lee Corp.                                          $    260,648
                                                       6,600   Tyson Foods, Inc. Class A                                    117,810
                                                       5,370   Wm. Wrigley Jr. Co.                                          344,915
                                                                                                                       ------------
                                                                                                                          4,404,448
                                                                                                                       ------------
GAS UTILITIES - 0.2%                                     529   Nicor, Inc.                                                   22,694
                                                       3,500   Questar Corp.                                                183,855
                                                      13,965   Spectra Energy Corp.                                         341,863
                                                                                                                       ------------
                                                                                                                            548,412
                                                                                                                       ------------
HEALTH CARE EQUIPMENT & SUPPLIES - 1.7%                  973   Bausch & Lomb, Inc.                                           62,272
                                                      14,758   Baxter International, Inc.                                   830,580
                                                       5,588   Becton Dickinson & Co.                                       458,495
                                                      30,025   Boston Scientific Corp. (a)                                  418,849
                                                       2,154   CR Bard, Inc.                                                189,961
                                                      11,790   Covidien Ltd.                                                489,285
                                                       3,752   Hospira, Inc. (a)                                            155,520
                                                      26,162   Medtronic, Inc.                                            1,475,798
                                                       7,488   St. Jude Medical, Inc. (a)                                   329,996
                                                       5,796   Stryker Corp.                                                398,533
                                                       3,000   Varian Medical Systems, Inc. (a)                             125,670
                                                       5,716   Zimmer Holdings, Inc. (a)                                    462,939
                                                                                                                       ------------
                                                                                                                          5,397,898
                                                                                                                       ------------
HEALTH CARE PROVIDERS & SERVICES - 2.1%               11,772   Aetna, Inc. (c)                                              638,866
                                                       3,970   AmerisourceBergen Corp.                                      179,960
                                                       8,737   Cardinal Health, Inc.                                        546,325
                                                       6,889   Cigna Corp.                                                  367,115
                                                       3,250   Coventry Health Care, Inc. (a)                               202,183
                                                       6,300   Express Scripts, Inc. (a)                                    351,666
                                                       3,657   Humana, Inc. (a)                                             255,551
                                                       2,400   Laboratory Corp. of America Holdings (a)                     187,752
                                                       1,449   Manor Care, Inc.                                              93,316
                                                       6,507   McKesson Corp.                                               382,547
                                                       6,483   Medco Health Solutions, Inc. (a)                             585,998
                                                       2,700   Patterson Cos., Inc. (a)                                     104,247
                                                       3,900   Quest Diagnostics, Inc.                                      225,303
                                                      11,512   Tenet Healthcare Corp. (a)                                    38,680
                                                      30,558   UnitedHealth Group, Inc.                                   1,479,924
                                                      13,904   WellPoint, Inc. (a)(d)                                     1,097,304
                                                                                                                       ------------
                                                                                                                          6,736,737
                                                                                                                       ------------
HEALTH CARE TECHNOLOGY - 0.1%                          5,114   IMS Health, Inc.                                             156,693
                                                                                                                       ------------
HOTELS, RESTAURANTS & LEISURE - 1.6%                   9,673   Carnival Corp.                                               468,463
                                                       2,761   Darden Restaurants, Inc.                                     115,575
                                                       4,355   Harrah's Entertainment, Inc.                                 378,580
                                                       8,663   Hilton Hotels Corp.                                          402,743
                                                       7,908   International Game Technology                                340,835
                                                       6,866   Marriott International, Inc. Class A                         298,465
                                                      27,572   McDonald's Corp.                                           1,501,847
                                                      17,244   Starbucks Corp. (a)                                          451,793
                                                       5,209   Starwood Hotels & Resorts Worldwide, Inc.                    316,447
                                                       2,119   Wendy's International, Inc.                                   73,974
                                                       4,165   Wyndham Worldwide Corp.                                      136,445
                                                      12,684   Yum! Brands, Inc.                                            429,100
                                                                                                                       ------------
                                                                                                                          4,914,267
                                                                                                                       ------------
HOUSEHOLD DURABLES - 0.5%                              1,485   Black & Decker Corp.                                         123,701
                                                       2,472   Centex Corp.                                                  65,681

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK S&P 500 INDEX V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)

                                                    SHARES
INDUSTRY                                              HELD     COMMON STOCKS                                               VALUE
--------                                          ----------   -------------                                           ------------
                                                       6,300   DR Horton, Inc.                                         $     80,703
                                                       3,199   Fortune Brands, Inc.                                         260,687
                                                       1,600   Harman International Industries, Inc.                        138,432
                                                       1,478   KB Home                                                       37,039
                                                       4,655   Leggett & Platt, Inc.                                         89,190
                                                       2,750   Lennar Corp. Class A                                          62,288
                                                       6,785   Newell Rubbermaid, Inc.                                      195,544
                                                       4,984   Pulte Homes, Inc.                                             67,832
                                                       1,441   Snap-On, Inc.                                                 71,387
                                                       1,841   The Stanley Works                                            103,335
                                                       1,813   Whirlpool Corp.                                              161,538
                                                                                                                       ------------
                                                                                                                          1,457,357
                                                                                                                       ------------
HOUSEHOLD PRODUCTS - 2.1%                              2,968   Clorox Co.                                                   181,018
                                                      12,085   Colgate-Palmolive Co.                                        861,902
                                                       9,521   Kimberly-Clark Corp.                                         668,945
                                                      71,984   The Procter & Gamble Co.                                   5,063,355
                                                                                                                       ------------
                                                                                                                          6,775,220
                                                                                                                       ------------
IT SERVICES - 0.8%                                     2,300   Affiliated Computer Services, Inc. Class A (a)               115,552
                                                      12,755   Automatic Data Processing, Inc.                              585,837
                                                       3,300   Cognizant Technology Solutions Corp. (a)                     263,241
                                                       4,308   Computer Sciences Corp. (a)                                  240,817
                                                       3,834   Convergys Corp. (a)                                           66,558
                                                      11,938   Electronic Data Systems Corp.                                260,726
                                                       3,600   Fidelity National Information Services, Inc.                 159,732
                                                       3,955   Fiserv, Inc. (a)                                             201,151
                                                       8,360   Paychex, Inc.                                                342,760
                                                       8,369   Unisys Corp. (a)                                              55,403
                                                      17,208   The Western Union Co.                                        360,852
                                                                                                                       ------------
                                                                                                                          2,652,629
                                                                                                                       ------------
INDEPENDENT POWER PRODUCERS & ENERGY                  15,122   The AES Corp. (a)                                            303,045
TRADERS - 0.5%
                                                       4,452   Constellation Energy Group, Inc.                             381,937
                                                      10,534   Dynegy, Inc. Class A (a)                                      97,334
                                                      10,316   TXU Corp.                                                    706,337
                                                                                                                       ------------
                                                                                                                          1,488,653
                                                                                                                       ------------
INDUSTRIAL CONGLOMERATES - 3.9%                       16,546   3M Co.                                                     1,548,375
                                                     236,665   General Electric Co.                                       9,797,931
                                                       5,460   Textron, Inc.                                                339,667
                                                      11,790   Tyco International Ltd.                                      522,769
                                                                                                                       ------------
                                                                                                                         12,208,742
                                                                                                                       ------------
INSURANCE - 4.4%                                       7,200   ACE Ltd.                                                     436,104
                                                       2,332   AMBAC Financial Group, Inc.                                  146,706
                                                       7,275   AON Corp. (d)                                                325,993
                                                      11,242   Aflac, Inc.                                                  641,244
                                                      13,545   The Allstate Corp.                                           774,639
                                                      59,207   American International Group, Inc. (c)                     4,005,353
                                                       2,200   Assurant, Inc.                                               117,700
                                                       8,796   Chubb Corp.                                                  471,817
                                                       4,166   Cincinnati Financial Corp.                                   180,429
                                                       9,500   Genworth Financial, Inc. Class A                             291,935
                                                       7,077   Hartford Financial Services Group, Inc.                      654,976
                                                       6,652   Lincoln National Corp.                                       438,832
                                                       9,728   Loews Corp.                                                  470,349
                                                       2,888   MBIA, Inc.                                                   176,312
                                                      12,160   Marsh & McLennan Cos., Inc.                                  310,080

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK S&P 500 INDEX V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)

                                                    SHARES
INDUSTRY                                              HELD     COMMON STOCKS                                               VALUE
--------                                          ----------   -------------                                           ------------
                                                      16,853   MetLife, Inc.                                           $  1,175,160
                                                       6,400   Principal Financial Group, Inc.                              403,776
                                                      17,800   The Progressive Corp.                                        345,498
                                                      10,600   Prudential Financial, Inc.                                 1,034,348
                                                       2,744   Safeco Corp.                                                 167,988
                                                       2,497   Torchmark Corp.                                              155,613
                                                      14,837   The Travelers Cos., Inc.                                     746,895
                                                       7,689   UnumProvident Corp.                                          188,150
                                                       4,455   XL Capital Ltd. Class A                                      352,836
                                                                                                                       ------------
                                                                                                                         14,012,733
                                                                                                                       ------------
INTERNET & CATALOG RETAIL - 0.2%                       7,000   Amazon.com, Inc. (a)                                         652,050
                                                       4,800   IAC/InterActiveCorp (a)                                      142,416
                                                                                                                       ------------
                                                                                                                            794,466
                                                                                                                       ------------
INTERNET SOFTWARE & SERVICES - 1.6%                    3,900   Akamai Technologies, Inc. (a)                                112,047
                                                      26,000   eBay, Inc. (a)                                             1,014,520
                                                       5,310   Google, Inc. Class A (a)                                   3,012,204
                                                       6,100   VeriSign, Inc. (a)                                           205,814
                                                      30,460   Yahoo! Inc. (a)                                              817,546
                                                                                                                       ------------
                                                                                                                          5,162,131
                                                                                                                       ------------
LEISURE EQUIPMENT & PRODUCTS - 0.2%                    1,576   Brunswick Corp.                                               36,027
                                                       7,211   Eastman Kodak Co.                                            192,966
                                                       4,245   Hasbro, Inc.                                                 118,351
                                                       8,480   Mattel, Inc.                                                 198,941
                                                                                                                       ------------
                                                                                                                            546,285
                                                                                                                       ------------
LIFE SCIENCES TOOLS & SERVICES - 0.3%                  4,552   Applera Corp. - Applied Biosystems Group                     157,681
                                                       1,431   Millipore Corp. (a)                                          108,470
                                                       3,109   PerkinElmer, Inc.                                             90,814
                                                       9,836   Thermo Fisher Scientific, Inc. (a)                           567,734
                                                       2,600   Waters Corp. (a)                                             173,992
                                                                                                                       ------------
                                                                                                                          1,098,691
                                                                                                                       ------------
MACHINERY - 1.8%                                      14,684   Caterpillar, Inc.                                          1,151,666
                                                       2,390   Cummins, Inc.                                                305,657
                                                       5,366   Danaher Corp.                                                443,822
                                                       5,088   Deere & Co.                                                  755,161
                                                       4,934   Dover Corp.                                                  251,387
                                                       3,578   Eaton Corp.                                                  354,365
                                                       3,856   ITT Corp.                                                    261,938
                                                       9,232   Illinois Tool Works, Inc.                                    550,596
                                                       6,958   Ingersoll-Rand Co. Class A                                   379,002
                                                       5,869   PACCAR, Inc.                                                 500,332
                                                       3,010   Pall Corp.                                                   117,089
                                                       2,735   Parker Hannifin Corp.                                        305,855
                                                       2,200   Terex Corp. (a)                                              195,844
                                                                                                                       ------------
                                                                                                                          5,572,714
                                                                                                                       ------------
MEDIA - 3.0%                                          16,803   CBS Corp. Class B                                            529,295
                                                      10,845   Clear Channel Communications, Inc.                           406,037
                                                      64,186   Comcast Corp. Class A (a)                                  1,552,017
                                                       7,866   Comcast Corp. Special Class A (a)                            188,469
                                                      16,800   The DIRECTV Group, Inc. (a)                                  407,904
                                                       1,485   Dow Jones & Co., Inc.                                         88,655
                                                       1,500   EW Scripps Co. Class A                                        63,000
                                                       4,847   Gannett Co., Inc.                                            211,814
                                                       9,592   Interpublic Group of Cos., Inc. (a)                           99,565
                                                       7,804   The McGraw-Hill Cos., Inc.                                   397,302

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK S&P 500 INDEX V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)

                                                    SHARES
INDUSTRY                                              HELD     COMMON STOCKS                                               VALUE
--------                                          ----------   -------------                                           ------------
                                                       1,332   Meredith Corp.                                          $     76,324
                                                       2,277   The New York Times Co. Class A (d)                            44,994
                                                      53,100   News Corp. Class A                                         1,167,669
                                                       7,434   Omnicom Group                                                357,501
                                                      86,648   Time Warner, Inc.                                          1,590,857
                                                       2,062   Tribune Co.                                                   56,334
                                                      15,203   Viacom, Inc. Class B (a)                                     592,461
                                                      44,782   Walt Disney Co.                                            1,540,053
                                                                                                                       ------------
                                                                                                                          9,370,251
                                                                                                                       ------------
METALS & MINING - 1.0%                                20,024   Alcoa, Inc. (c)                                              783,339
                                                       2,261   Allegheny Technologies, Inc.                                 248,597
                                                       8,816   Freeport-McMoRan Copper & Gold, Inc. Class B                 924,710
                                                      10,503   Newmont Mining Corp.                                         469,799
                                                       6,640   Nucor Corp.                                                  394,881
                                                       2,689   United States Steel Corp.                                    284,873
                                                                                                                       ------------
                                                                                                                          3,106,199
                                                                                                                       ------------
MULTI-UTILITIES - 1.0%                                 4,397   Ameren Corp.                                                 230,843
                                                       3,954   CMS Energy Corp.                                              66,506
                                                       8,283   CenterPoint Energy, Inc.                                     132,776
                                                       6,758   Consolidated Edison, Inc.                                    312,895
                                                       4,223   DTE Energy Co.                                               204,562
                                                       7,261   Dominion Resources, Inc.                                     612,102
                                                       1,252   Integrys Energy Group, Inc.                                   64,140
                                                       6,711   NiSource, Inc.                                               128,449
                                                       7,681   PG&E Corp.                                                   367,152
                                                       6,114   Public Service Enterprise Group, Inc.                        537,971
                                                       6,017   Sempra Energy                                                349,708
                                                       4,915   TECO Energy, Inc.                                             80,753
                                                       9,884   Xcel Energy, Inc.                                            212,901
                                                                                                                       ------------
                                                                                                                          3,300,758
                                                                                                                       ------------
MULTILINE RETAIL - 0.9%                                2,745   Big Lots, Inc. (a)                                            81,911
                                                       2,026   Dillard's, Inc. Class A                                       44,228
                                                       2,927   Family Dollar Stores, Inc.                                    77,741
                                                       5,135   JC Penney Co., Inc.                                          325,405
                                                       7,125   Kohl's Corp. (a)                                             408,476
                                                      10,006   Macy's, Inc.                                                 323,394
                                                       4,568   Nordstrom, Inc.                                              214,194
                                                       1,870   Sears Holdings Corp. (a)                                     237,864
                                                      19,534   Target Corp.                                               1,241,776
                                                                                                                       ------------
                                                                                                                          2,954,989
                                                                                                                       ------------
OFFICE ELECTRONICS - 0.1%                             21,523   Xerox Corp. (a)                                              373,209
                                                                                                                       ------------
OIL, GAS & CONSUMABLE FUELS - 9.0%                    11,236   Anadarko Petroleum Corp.                                     603,935
                                                       7,666   Apache Corp.                                                 690,400
                                                      10,400   Chesapeake Energy Corp.                                      366,704
                                                      49,207   Chevron Corp.                                              4,604,791
                                                      37,624   ConocoPhillips                                             3,302,258
                                                       3,900   Consol Energy, Inc.                                          181,740
                                                      10,202   Devon Energy Corp.                                           848,806
                                                       5,332   EOG Resources, Inc.                                          385,664
                                                      16,112   El Paso Corp.                                                273,421
                                                     128,146   Exxon Mobil Corp.                                         11,861,194
                                                       6,115   Hess Corp.                                                   406,831
                                                      15,780   Marathon Oil Corp.                                           899,776
                                                       4,000   Murphy Oil Corp.                                             279,560

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK S&P 500 INDEX V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)

                                                    SHARES
INDUSTRY                                              HELD     COMMON STOCKS                                               VALUE
--------                                          ----------   -------------                                           ------------
                                                      19,158   Occidental Petroleum Corp.                              $  1,227,645
                                                       5,900   Peabody Energy Corp.                                         282,433
                                                       2,956   Sunoco, Inc.                                                 209,226
                                                       3,200   Tesoro Corp.                                                 147,264
                                                      12,800   Valero Energy Corp.                                          859,904
                                                      13,307   Williams Cos., Inc.                                          453,236
                                                       9,033   XTO Energy, Inc.                                             558,601
                                                                                                                       ------------
                                                                                                                         28,443,389
                                                                                                                       ------------
PAPER & FOREST PRODUCTS - 0.3%                        10,524   International Paper Co.                                      377,496
                                                       4,842   MeadWestvaco Corp.                                           142,984
                                                       4,829   Weyerhaeuser Co.                                             349,137
                                                                                                                       -------------
                                                                                                                            869,617
                                                                                                                       ------------
PERSONAL PRODUCTS - 0.1%                               9,594   Avon Products, Inc.                                          360,063
                                                       3,200   The Estee Lauder Cos., Inc. Class A                          135,872
                                                                                                                       -------------
                                                                                                                            495,935
                                                                                                                       ------------
PHARMACEUTICALS - 6.0%                                35,720   Abbott Laboratories                                        1,915,306
                                                       6,754   Allergan, Inc.                                               435,430
                                                       2,200   Barr Pharmaceuticals, Inc. (a)                               125,202
                                                      45,863   Bristol-Myers Squibb Co.                                   1,321,772
                                                      22,748   Eli Lilly & Co.                                            1,295,044
                                                       7,418   Forest Laboratories, Inc. (a)                                276,617
                                                      66,853   Johnson & Johnson                                          4,392,242
                                                       6,016   King Pharmaceuticals, Inc. (a)                                70,508
                                                      50,079   Merck & Co., Inc.                                          2,588,584
                                                       5,330   Mylan Laboratories Inc.                                       85,067
                                                     159,960   Pfizer, Inc.                                               3,907,823
                                                      34,211   Schering-Plough Corp.                                      1,082,094
                                                       1,940   Watson Pharmaceuticals, Inc. (a)                              62,856
                                                      31,051   Wyeth                                                      1,383,322
                                                                                                                       ------------
                                                                                                                         18,941,867
                                                                                                                       ------------
REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.2%           1,800   Apartment Investment & Management Co. Class A                 81,234
                                                       4,800   Archstone-Smith Trust                                        288,672
                                                       2,100   AvalonBay Communities, Inc.                                  247,926
                                                       3,000   Boston Properties, Inc.                                      311,700
                                                       2,800   Developers Diversified Realty Corp.                          156,436
                                                       6,700   Equity Residential                                           283,812
                                                       5,500   General Growth Properties, Inc.                              294,910
                                                      12,200   Host Marriott Corp. (d)                                      273,768
                                                       5,300   Kimco Realty Corp.                                           239,613
                                                       4,400   Plum Creek Timber Co., Inc.                                  196,944
                                                       5,800   ProLogis                                                     384,830
                                                       2,600   Public Storage, Inc.                                         204,490
                                                       5,400   Simon Property Group, Inc.                                   540,000
                                                       3,300   Vornado Realty Trust                                         360,855
                                                                                                                       ------------
                                                                                                                          3,865,190
                                                                                                                       ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%             4,000   CB Richard Ellis Group, Inc. (a)                            111,360
                                                                                                                       ------------
ROAD & RAIL - 0.7%                                     6,966   Burlington Northern Santa Fe Corp.                           565,430
                                                      10,108   CSX Corp.                                                    431,915
                                                       9,186   Norfolk Southern Corp.                                       476,845
                                                       1,584   Ryder System, Inc.                                            77,616
                                                       6,107   Union Pacific Corp.                                          690,457
                                                                                                                       ------------
                                                                                                                          2,242,263
                                                                                                                       ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK S&P 500 INDEX V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)

                                                    SHARES
INDUSTRY                                              HELD     COMMON STOCKS                                               VALUE
--------                                          ----------   -------------                                           ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.7%       12,872   Advanced Micro Devices, Inc. (a)(d)                     $    169,910
                                                       7,347   Altera Corp.                                                 176,916
                                                       7,773   Analog Devices, Inc.                                         281,072
                                                      31,962   Applied Materials, Inc.                                      661,613
                                                      10,397   Broadcom Corp. Class A (a)                                   378,867
                                                     134,888   Intel Corp.                                                3,488,204
                                                       4,500   KLA-Tencor Corp.                                             251,010
                                                      18,796   LSI Logic Corp. (a)                                          139,466
                                                       5,664   Linear Technology Corp.                                      198,183
                                                       5,100   MEMC Electronic Materials, Inc. (a)                          300,186
                                                       5,100   Microchip Technology, Inc.                                   185,232
                                                      18,926   Micron Technology, Inc. (a)                                  210,079
                                                       5,508   National Semiconductor Corp.                                 149,377
                                                       2,442   Novellus Systems, Inc. (a)                                    66,569
                                                      12,300   Nvidia Corp. (a)                                             445,752
                                                       4,738   Teradyne, Inc. (a)                                            65,384
                                                      32,971   Texas Instruments, Inc.                                    1,206,409
                                                       6,713   Xilinx, Inc.                                                 175,478
                                                                                                                       ------------
                                                                                                                          8,549,707
                                                                                                                       ------------
SOFTWARE - 3.2%                                       13,560   Adobe Systems, Inc. (a)                                      592,030
                                                       5,652   Autodesk, Inc. (a)                                           282,430
                                                       5,001   BMC Software, Inc. (a)                                       156,181
                                                       9,746   CA, Inc.                                                     250,667
                                                       3,829   Citrix Systems, Inc. (a)                                     154,385
                                                       8,918   Compuware Corp. (a)                                           71,522
                                                       7,500   Electronic Arts, Inc. (a)                                    419,925
                                                       7,186   Intuit, Inc. (a)                                             217,736
                                                     186,186   Microsoft Corp.                                            5,485,040
                                                       6,482   Novell, Inc. (a)                                              49,522
                                                      90,985   Oracle Corp. (a)                                           1,969,825
                                                      20,530   Symantec Corp. (a)                                           397,871
                                                                                                                       ------------
                                                                                                                         10,047,134
                                                                                                                       ------------
SPECIALTY RETAIL - 1.6%                                2,000   Abercrombie & Fitch Co. Class A                              161,400
                                                       4,283   AutoNation, Inc. (a)                                          75,895
                                                       1,208   AutoZone, Inc. (a)                                           140,297
                                                       6,848   Bed Bath & Beyond, Inc. (a)                                  233,654
                                                       9,218   Best Buy Co., Inc.                                           424,212
                                                       2,665   Circuit City Stores, Inc.                                     21,080
                                                      11,303   The Gap, Inc.                                                208,427
                                                      39,359   Home Depot, Inc.                                           1,276,806
                                                       8,179   Limited Brands, Inc.                                         187,217
                                                      34,122   Lowe's Cos., Inc.                                            956,098
                                                       6,440   Office Depot, Inc. (a)                                       132,793
                                                       1,379   OfficeMax, Inc.                                               47,258
                                                       3,683   RadioShack Corp.                                              76,091
                                                       2,766   Sherwin-Williams Co.                                         181,754
                                                      17,292   Staples, Inc.                                                371,605
                                                      10,456   TJX Cos., Inc.                                               303,956
                                                       2,847   Tiffany & Co.                                                149,040
                                                                                                                       ------------
                                                                                                                          4,947,583
                                                                                                                       ------------
TEXTILES, APPAREL & LUXURY GOODS - 0.4%                8,400   Coach, Inc. (a)                                              397,068
                                                       3,000   Jones Apparel Group, Inc.                                     63,390
                                                       2,608   Liz Claiborne, Inc.                                           89,533

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK S&P 500 INDEX V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)

                                                    SHARES
INDUSTRY                                              HELD     COMMON STOCKS                                               VALUE
--------                                          ----------   -------------                                           ------------
                                                       9,334   Nike, Inc. Class B                                      $    547,532
                                                       1,500   Polo Ralph Lauren Corp.                                      116,625
                                                       2,208   VF Corp.                                                     178,296
                                                                                                                       ------------
                                                                                                                          1,392,444
                                                                                                                       ------------
THRIFTS & MORTGAGE FINANCE - 1.1%                     13,358   Countrywide Financial Corp. (d)                              253,936
                                                      22,734   Fannie Mae                                                 1,382,455
                                                      15,550   Freddie Mac                                                  917,606
                                                      11,700   Hudson City Bancorp, Inc.                                    179,946
                                                       1,867   MGIC Investment Corp.                                         60,323
                                                       9,080   Sovereign Bancorp, Inc.                                      154,723
                                                      20,151   Washington Mutual, Inc.                                      711,532
                                                                                                                       ------------
                                                                                                                          3,660,521
                                                                                                                       ------------
TOBACCO - 1.2%                                        48,589   Altria Group, Inc.                                         3,378,393
                                                       3,600   Reynolds American, Inc.                                      228,924
                                                       3,299   UST, Inc.                                                    163,630
                                                                                                                       ------------
                                                                                                                          3,770,947
                                                                                                                       ------------
TRADING COMPANIES & DISTRIBUTORS - 0.0%                1,921   WW Grainger, Inc.                                            175,176
                                                                                                                       ------------
WIRELESS TELECOMMUNICATION SERVICES - 0.6%             7,887   Alltel Corp.                                                 549,566
                                                      66,591   Sprint Nextel Corp.                                        1,265,229
                                                                                                                       ------------
                                                                                                                          1,814,795
                                                                                                                       ------------
                                                               TOTAL COMMON STOCKS (COST - $161,117,038) - 98.3%        310,954,514
                                                                                                                       ============

                                                  BENEFICIAL
                                                   INTEREST    SHORT-TERM SECURITIES
                                                  ----------   ---------------------
                                                  $4,995,017   BlackRock Liquidity Series, LLC Cash Sweep
                                                               Series, 5.22% (b)(e)                                       4,995,017
                                                   3,864,500   BlackRock Liquidity Series, LLC Money Market
                                                               Series, 5.26% (b)(e)(f)                                    3,864,500
                                                                                                                       ------------
                                                               TOTAL SHORT-TERM SECURITIES (COST - $8,859,517) -
                                                               2.8%                                                       8,859,517
                                                                                                                       ------------
                                                               TOTAL INVESTMENTS (COST - $169,976,555*) - 101.1%        319,814,031
                                                               LIABILITIES IN EXCESS OF OTHER ASSETS - (1.1%)            (3,507,342)
                                                                                                                       ------------
                                                               NET ASSETS - 100.0%                                     $316,306,689
                                                                                                                       ============

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2007, as computed for federal income tax purposes, were as follows:

Aggregate cost                  $177,731,640
                                ============
Gross unrealized appreciation   $147,287,667
Gross unrealized depreciation     (5,205,276)
                                ------------
Net unrealized appreciation     $142,082,391
                                ============

(a)  Non-income producing security.

(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                    PURCHASE                 REALIZED GAIN   INTEREST/DIVIDEND
AFFILIATE                                             COST      SALE COST        (LOSS)           INCOME
---------                                           --------   -----------   -------------   -----------------
BlackRock Liquidity Series, LLC Cash Sweep Series         --   $ 4,998,481*          --          $605,351
BlackRock Liquidity Series, LLC Money Market
   Series                                                 --   $10,005,200*          --          $ 10,143
Merrill Lynch & Co., Inc.                           $ 91,944   $   139,746      $77,179          $ 21,503
The PNC Financial Services Group, Inc.              $159,652   $    80,575      $(1,972)         $ 13,566

*    Represents net sale cost.

(c) All or a portion of security held as collateral in connection with open financial futures contracts.

(d)  Security, or a portion of security, is on loan.

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK S&P 500 INDEX V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)

(e)  Represents the current yield as of September 30, 2007.

(f)  Security was purchased with the cash proceeds from securities loans.

- For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

- Financial futures contracts purchased as of September 30, 2007 were as follows:

NUMBER OF                                       EXPIRATION                  UNREALIZED
CONTRACTS              ISSUE                       DATE       FACE VALUE   APPRECIATION
---------   -------------------------------   -------------   ----------   ------------
   15       S&P 500 Financial Futures Index   December 2007   $5,698,510      $69,365

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK UTILITIES AND
TELECOMMUNICATIONS V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)   (IN U.S. DOLLARS)

       COUNTRY                        INDUSTRY                  SHARES HELD                COMMON STOCKS                   VALUE
---------------------  -------------------------------------  --------------  ---------------------------------------  ------------
BRAZIL - 3.7%          Diversified Telecommunication                   8,400  GVT Holding SA (b)                       $    178,723
                       Services - 0.3%
                       Electric Utilities - 1.8%                       8,000  CPFL Energia SA (a)                           465,840
                                                                      16,000  Cia Energetica de Minas Gerais (a)            341,280
                                                                      11,000  EDP - Energias do Brasil SA                   181,113
                                                                                                                       ------------
                                                                                                                            988,233
                                                                                                                       ------------
                       Independent Power Producers & Energy           20,000  Cia Energetica de Sao Paulo (Preference
                       Traders - 0.7%                                         Shares) (b)                                   368,031
                       Water Utilities - 0.6%                          7,200  Cia De Saneamento Basico Do Estado De
                                                                              Sao Paulo                                     179,588
                                                                         108  Cia Saneamento (Preference Shares) (e)          7,353
                                                                      11,000  Companhia de Saneamento de Minas Gerais       180,033
                                                                                                                       ------------
                                                                                                                            366,974
                                                                                                                       ------------
                       Wireless Telecommunication Services             4,000  Tim Participacoes SA (a)                      162,240
                       - 0.3%
                                                                              TOTAL COMMON STOCKS IN BRAZIL               2,064,201
CANADA - 2.6%          Diversified Telecommunication                  10,300  Manitoba Telecom Services, Inc.               501,201
                       Services - 1.5%
                                                                       5,500  TELUS Corp. (Non-Voting Shares)               309,657
                                                                                                                       ------------
                                                                                                                            810,858
                                                                                                                       ------------
                       Wireless Telecommunication Services            13,700  Rogers Communications, Inc. Class B           623,761
                       - 1.1%
                                                                                                                       ------------
                                                                              TOTAL COMMON STOCKS IN CANADA               1,434,619
                                                                                                                       ------------
CZECH REPUBLIC - 0.7%  Electric Utilities - 0.7%                       6,000  CEZ                                           369,900
                                                                                                                       ------------
                                                                              TOTAL COMMON STOCKS IN THE CZECH
                                                                              REPUBLIC                                      369,900
                                                                                                                       ------------
FINLAND - 1.2%         Electric Utilities - 1.2%                      18,200  Fortum Oyj                                    668,009
                                                                                                                       ------------
                                                                              TOTAL COMMON STOCKS IN FINLAND                668,009
                                                                                                                       ------------
FRANCE - 4.5%          Diversified Telecommunication                  12,700  France Telecom SA                             425,392
                       Services - 1.3%
                                                                       7,400  Neuf Cegetel                                  323,840
                                                                                                                       ------------
                                                                                                                            749,232
                                                                                                                       ------------
                       Electric Utilities - 0.9%                       4,900  Electricite de France SA                      518,095
                       Multi-Utilities - 2.3%                         11,000  Suez SA                                       647,806
                                                                       7,087  Veolia Environnement SA                       610,281
                                                                                                                       ------------
                                                                                                                          1,258,087
                                                                                                                       ------------
                                                                              TOTAL COMMON STOCKS IN FRANCE               2,525,414
                                                                                                                       ------------
GERMANY - 2.5%         Electric Utilities - 2.1%                       6,200  E.ON AG                                     1,146,305
                       Multi-Utilities - 0.4%                          1,700  RWE AG                                        213,806
                                                                                                                       ------------
                                                                              TOTAL COMMON STOCKS IN GERMANY              1,360,111
                                                                                                                       ------------
GREECE - 0.6%          Diversified Telecommunication                   9,300  Hellenic Telecommunications
                       Services - 0.6%                                        Organization SA                               344,793
                                                                                                                       ------------
                                                                              TOTAL COMMON STOCKS IN GREECE                 344,793
                                                                                                                       ------------
ITALY - 0.5%           Electric Utilities - 0.5%                      25,000  Enel SpA                                      283,050
                                                                                                                       ------------
                                                                              TOTAL COMMON STOCKS IN ITALY                  283,050
                                                                                                                       ------------
LUXEMBOURG - 0.5%      Wireless Telecommunication Services             3,400  Millicom International Cellular SA (b)        285,260
                       - 0.5%
                                                                                                                       ------------
                                                                              TOTAL COMMON STOCKS IN LUXEMBOURG             285,260
                                                                                                                       ------------
MEXICO - 1.8%          Wireless Telecommunication Services            15,700  America Movil, SA de CV (a)                 1,004,800
                       - 1.8%
                                                                                                                       ------------
                                                                              TOTAL COMMON STOCKS IN MEXICO               1,004,800
                                                                                                                       ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK UTILITIES AND
TELECOMMUNICATIONS V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)   (IN U.S. DOLLARS)

       COUNTRY                        INDUSTRY                  SHARES HELD                COMMON STOCKS                   VALUE
---------------------  -------------------------------------  --------------  ---------------------------------------  ------------
NETHERLANDS - 0.4%     Diversified Telecommunication
                       Services - 0.4%                                14,000  Koninklijke KPN NV                       $    242,952
                                                                                                                       ------------
                                                                              TOTAL COMMON STOCKS IN THE NETHERLANDS        242,952
                                                                                                                       ------------
NORWAY - 0.6%          Diversified Telecommunication
                       Services - 0.6%                                16,600  Telenor ASA                                   332,539
                                                                                                                       ------------
                                                                              TOTAL COMMON STOCKS IN NORWAY                 332,539
                                                                                                                       ------------
SPAIN - 3.2%           Diversified Telecommunication
                       Services - 1.3%                                26,688  Telefonica SA                                 747,031
                       Electric Utilities - 1.5%                       5,400  Endesa SA                                     308,697
                                                                       9,000  Iberdrola SA                                  528,740
                                                                                                                       ------------
                                                                                                                            837,437
                                                                                                                       ------------
                       Electrical Equipment - 0.4%                     4,900  Gamesa Corp. Tecnologica SA                   200,181
                                                                                                                       ------------
                                                                              TOTAL COMMON STOCKS IN SPAIN                1,784,649
                                                                                                                       ------------
SWEDEN - 0.7%          Diversified Telecommunication
                       Services - 0.7%                                17,500  Tele2 AB                                      378,156
                                                                                                                       ------------
                                                                              TOTAL COMMON STOCKS IN SWEDEN                 378,156
                                                                                                                       ------------
UNITED KINGDOM - 6.4%  Diversified Telecommunication
                       Services - 0.4%                                37,700  BT Group Plc                                  236,801
                       Electric Utilities - 1.3%                      27,800  British Energy Group Plc                      304,016
                                                                      13,900  Scottish & Southern Energy Plc                429,718
                                                                                                                       ------------
                                                                                                                            733,734
                                                                                                                       ------------
                       Independent Power Producers &
                       Energy Traders - 1.1%                          66,600  International Power Plc                       614,888
                       Multi-Utilities - 1.3%                         44,600  Centrica Plc                                  347,211
                                                                      23,538  National Grid Plc                             377,563
                                                                                                                       ------------
                                                                                                                            724,774
                                                                                                                       ------------
                       Water Utilities - 0.5%                         34,400  Northumbrian Water Group Plc                  239,827
                       Wireless Telecommunication
                       Services - 1.8%                                27,037  Vodafone Group Plc (a)                        981,443
                                                                                                                       ------------
                                                                              TOTAL COMMON STOCKS IN THE
                                                                              UNITED KINGDOM                              3,531,467
                                                                                                                       ------------
UNITED STATES - 68.7%  Construction & Engineering - 0.5%               9,661  Quanta Services, Inc. (b)                     255,533
                       Diversified Telecommunication
                       Services - 10.5%                               68,047  AT&T Inc.                                   2,879,069
                                                                      27,100  Citizens Communications Co.                   388,072
                                                                       3,400  Embarq Corp.                                  189,040
                                                                      34,300  Level 3 Communications, Inc. (b)              159,495
                                                                      26,000  Qwest Communications International
                                                                              Inc. (b)                                      238,160
                                                                      40,500  Verizon Communications, Inc.                1,793,340
                                                                      13,355  Windstream Corp.                              188,573
                                                                                                                       ------------
                                                                                                                          5,835,749
                                                                                                                       ------------
                       Electric Utilities - 26.4%                     16,500  Allegheny Energy, Inc. (b)                    862,290
                                                                      13,900  American Electric Power Co., Inc.             640,512
                                                                      25,200  DPL, Inc.                                     661,752
                                                                      48,143  Duke Energy Corp.                             899,793
                                                                      20,300  Edison International                        1,125,635
                                                                      16,300  Entergy Corp.                               1,765,127
                                                                      26,200  Exelon Corp.                                1,974,432
                                                                      19,400  FPL Group, Inc.                             1,181,072

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK UTILITIES AND
TELECOMMUNICATIONS V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)   (IN U.S. DOLLARS)

       COUNTRY                        INDUSTRY                  SHARES HELD                COMMON STOCKS                   VALUE
---------------------  -------------------------------------  --------------  ---------------------------------------  ------------
                                                                      16,700  FirstEnergy Corp.                        $  1,057,778
                                                                      16,700  ITC Holdings Corp.                            827,485
                                                                      20,300  Mirant Corp. (b)                              825,804
                                                                       6,800  Northeast Utilities Inc.                      194,276
                                                                      32,700  PPL Corp.                                   1,514,010
                                                                      10,300  Pepco Holdings, Inc.                          278,924
                                                                      12,700  Reliant Energy, Inc. (b)                      325,120
                                                                      14,600  The Southern Co.                              529,688
                                                                                                                       ------------
                                                                                                                         14,663,698
                                                                                                                       ------------
                       Energy Equipment & Services - 0.8%              4,900  Grant Prideco, Inc. (b)                       267,148
                                                                       1,500  Transocean, Inc. (b)                          169,575
                                                                                                                       ------------
                                                                                                                            436,723
                                                                                                                       ------------
                       Gas Utilities - 3.0%                            4,000  Energen Corp.                                 228,480
                                                                       8,300  Equitable Resources, Inc.                     430,521
                                                                       4,600  New Jersey Resources Corp.                    228,114
                                                                      10,100  Questar Corp.                                 530,553
                                                                       4,421  Spectra Energy Corp.                          108,226
                                                                       6,400  UGI Corp.                                     166,272
                                                                                                                       ------------
                                                                                                                          1,692,166
                                                                                                                       ------------
                       Independent Power Producers & Energy
                       Traders - 8.5%                                 22,500  The AES Corp. (b)                             450,900
                                                                      16,700  Constellation Energy Group, Inc.            1,432,693
                                                                      33,517  Dynegy, Inc. Class A (b)                      309,697
                                                                      51,000  NRG Energy, Inc. (b)                        2,156,790
                                                                       8,500  Ormat Technologies, Inc.                      393,890
                                                                                                                       ------------
                                                                                                                          4,743,970
                                                                                                                       ------------
                       Media - 1.0%                                    9,200  Comcast Corp. Special Class A (b)             220,432
                                                                       6,700  EchoStar Communications Corp.
                                                                              Class A (b)                                   313,627
                                                                                                                       ------------
                                                                                                                            534,059
                                                                                                                       ------------
                       Multi-Utilities - 10.6%                        42,100  CMS Energy Corp.                              708,122
                                                                       6,300  DTE Energy Co.                                305,172
                                                                      11,800  Dominion Resources, Inc.                      994,740
                                                                      14,300  NSTAR                                         497,783
                                                                      18,500  PG&E Corp.                                    884,300
                                                                      21,100  Public Service Enterprise Group, Inc.       1,856,589
                                                                       6,500  Sempra Energy                                 377,780
                                                                       6,300  Wisconsin Energy Corp.                        283,689
                                                                                                                       ------------
                                                                                                                          5,908,175
                                                                                                                       ------------
                       Oil, Gas & Consumable Fuels - 4.0%              4,400  Devon Energy Corp.                            366,080
                                                                       5,200  EOG Resources, Inc.                           376,116
                                                                       4,400  Holly Corp.                                   263,252

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK UTILITIES AND
TELECOMMUNICATIONS V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)   (IN U.S. DOLLARS)

       COUNTRY                        INDUSTRY                  SHARES HELD                COMMON STOCKS                   VALUE
---------------------  -------------------------------------  --------------  ---------------------------------------  ------------
                                                                       6,400  Range Resources Corp.                    $    260,224
                                                                       7,500  Southwestern Energy Co. (b)                   313,875
                                                                      19,700  Williams Cos., Inc.                           670,982
                                                                                                                       ------------
                                                                                                                          2,250,529
                                                                                                                       ------------
                       Wireless Telecommunication
                       Services - 3.4%                                 4,540  Alltel Corp.                                  316,347
                                                                      11,000  American Tower Corp. Class A (b)              478,940
                                                                      13,425  Crown Castle International Corp. (b)          545,458
                                                                      14,300  SBA Communications Corp. Class A (b)          504,504
                                                                                                                       ------------
                                                                                                                          1,845,249
                                                                                                                       ------------
                                                                              TOTAL COMMON STOCKS IN THE UNITED
                                                                              STATES                                     38,165,851
                                                                                                                       ------------
                                                                              TOTAL COMMON STOCKS
                                                                              (COST - $35,933,943) - 98.6%               54,775,771
                                                                                                                       ------------

                                                                   FACE
                                                                   AMOUNT                 TRUST PREFERREDS
                                                              --------------  ---------------------------------------
UNITED STATES - 0.6%   Independent Power Producers &
                       Energy Traders - 0.6%                  $      357,550  AES Trust III, 6.75% due 10/15/2029 (e)       343,365
                                                                                                                       ------------
                                                                              TOTAL TRUST PREFERREDS
                                                                              (COST - $219,031) - 0.6%                      343,365
                                                                                                                       ------------


                                                                BENEFICIAL
                                                                  INTEREST             SHORT-TERM SECURITIES
                                                              --------------  ---------------------------------------
                                                              $      474,129  BlackRock Liquidity Series, LLC               474,129
                                                                              Cash Sweep Series, 5.22% (c)(d)
                                                                                                                       ------------
                                                                              TOTAL SHORT-TERM SECURITIES
                                                                              (COST - $474,129) - 0.8%                      474,129
                                                                                                                       ------------
                                                                              TOTAL INVESTMENTS
                                                                              (COST - $36,627,103*) - 100.0%             55,593,265
                                                                              LIABILITIES IN EXCESS OF OTHER
                                                                              ASSETS - (0.0%)                               (17,057)
                                                                                                                       ------------
                                                                              NET ASSETS - 100.0%                      $ 55,576,208
                                                                                                                       ============

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2007, as computed for federal income tax purposes, were as follows:

Aggregate cost                  $36,627,103
                                ===========
Gross unrealized appreciation   $18,998,304
Gross unrealized depreciation
                                    (32,142)
                                -----------
Net unrealized appreciation     $18,966,162
                                ===========

(a)  Depositary receipts.

(b)  Non-income producing security.

(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                        NET        INTEREST
AFFILIATE                                             ACTIVITY      INCOME
---------                                           -----------    --------
BlackRock Liquidity Series, LLC Cash Sweep Series   $(2,047,207)    $37,349

(d)  Represents the current yield as of September 30, 2007.

(e)  Convertible security.

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK UTILITIES AND
TELECOMMUNICATIONS V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)   (IN U.S. DOLLARS)

- For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

BLACKROCK VARIABLE SERIES FUNDS, INC.
BLACKROCK VALUE OPPORTUNITIES V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)

                                        SHARES
INDUSTRY                                 HELD      COMMON STOCKS                                                  VALUE
--------                             -----------   -------------                                              ------------
AEROSPACE & DEFENSE - 2.7%                54,800   Curtiss-Wright Corp.                                       $  2,603,000
                                         148,200   EDO Corp.                                                     8,300,682
                                                                                                              ------------
                                                                                                                10,903,682
                                                                                                              ------------
AUTO COMPONENTS - 1.1%                   279,200   ArvinMeritor, Inc. (e)                                        4,696,144
BIOTECHNOLOGY - 3.9%                     242,500   Angiotech Pharmaceuticals, Inc. (a)(e)                        1,520,475
                                          35,000   Applera Corp. - Celera Genomics Group (a)                       492,100
                                         238,100   Enzon Pharmaceuticals, Inc. (a)(e)                            2,097,661
                                         215,700   Human Genome Sciences, Inc. (a)(e)                            2,219,553
                                          58,500   ImClone Systems, Inc. (a)                                     2,418,390
                                          43,800   MannKind Corp. (a)                                              423,984
                                         204,400   Maxygen, Inc. (a)                                             1,391,964
                                         294,800   Neurogen Corp. (a)(e)                                         1,308,912
                                         121,900   PDL BioPharma, Inc. (a)                                       2,634,259
                                          57,900   Regeneron Pharmaceuticals, Inc. (a)                           1,030,620
                                         125,000   Vical, Inc. (a)                                                 611,250
                                                                                                              ------------
                                                                                                                16,149,168
                                                                                                              ------------
CAPITAL MARKETS - 2.4%                    17,800   Knight Capital Group, Inc. Class A (a)                          212,888
                                          79,700   optionsXpress Holdings, Inc. (e)                              2,083,358
                                          71,600   Thomas Weisel Partners Group, Inc. (a)                        1,038,916
                                         249,500   Waddell & Reed Financial, Inc. Class A (e)                    6,743,985
                                                                                                              ------------
                                                                                                                10,079,147
                                                                                                              ------------
CHEMICALS - 0.9%                          94,200   Spartech Corp.                                                1,607,052
                                          69,400   Valspar Corp.                                                 1,888,374
                                                                                                              ------------
                                                                                                                 3,495,426
                                                                                                              ------------
COMMERCIAL BANKS - 5.8%                    3,000   Banner Corp.                                                    103,170
                                          79,700   Cullen/Frost Bankers, Inc.                                    3,994,564
                                          39,100   First Merchants Corp.                                           842,996
                                         224,700   First Midwest Bancorp, Inc.                                   7,675,752
                                          28,300   Greater Bay Bancorp (e)                                         781,080
                                          33,150   MetroCorp Bancshares, Inc.                                      533,715
                                         181,260   Old National Bancorp                                          3,003,478
                                          40,250   Sterling Financial Corp.                                      1,083,128
                                          53,100   Texas Capital Bancshares, Inc. (a)                            1,154,394
                                         113,800   Webster Financial Corp. (e)                                   4,793,256
                                                                                                              ------------
                                                                                                                23,965,533
                                                                                                              ------------
COMMERCIAL SERVICES &                    102,500   Administaff, Inc. (e)                                         3,720,750
SUPPLIES - 2.0%                           75,100   Casella Waste Systems, Inc. (a)                                 941,754
                                          31,600   Heidrick & Struggles International, Inc.                      1,151,820
                                          29,800   RSC Holdings, Inc. (a)                                          488,720
                                          96,900   Tetra Tech, Inc. (a)                                          2,046,528
                                                                                                              ------------
                                                                                                                 8,349,572
                                                                                                              ------------
COMMUNICATIONS                            61,100   Black Box Corp.                                               2,612,636
EQUIPMENT - 2.7%                         775,100   Extreme Networks, Inc. (a)                                    2,976,384
                                         417,700   Tellabs, Inc. (a)                                             3,976,504
                                         596,100   Westell Technologies, Inc. Class A (a)                        1,406,796
                                                                                                              ------------
                                                                                                                10,972,320
                                                                                                              ------------
COMPUTERS & PERIPHERALS - 0.7%           229,200   Rackable Systems, Inc. (a)(e)                                 2,972,724
CONTAINERS & PACKAGING - 1.7%            589,400   Smurfit-Stone Container Corp. (a)                             6,884,192
DIVERSIFIED CONSUMER SERVICES -
1.2%                                     283,300   Universal Technical Institute, Inc. (a)(e)                    5,099,400
ELECTRICAL EQUIPMENT - 0.5%               33,100   Hubbell, Inc. Class B                                         1,890,672

BLACKROCK VARIABLE SERIES FUNDS, INC.
BLACKROCK VALUE OPPORTUNITIES V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)

                                        SHARES
INDUSTRY                                 HELD      COMMON STOCKS                                                  VALUE
--------                             -----------   -------------                                              ------------
ELECTRONIC EQUIPMENT &                   261,800   Ingram Micro, Inc. Class A (a)(e)                          $  5,133,898
INSTRUMENTS - 2.5%                       130,500   Tech Data Corp. (a)                                           5,235,660
                                                                                                              ------------
                                                                                                                10,369,558
                                                                                                              ------------
ENERGY EQUIPMENT &                        29,500   CARBO Ceramics, Inc. (e)                                      1,496,535
SERVICES - 3.9%                          177,500   Dresser-Rand Group, Inc. (a)                                  7,581,025
                                         197,400   Key Energy Services, Inc. (a)                                 3,355,800
                                          97,100   Rowan Cos., Inc.                                              3,551,918
                                                                                                              ------------
                                                                                                                15,985,278
                                                                                                              ------------
FOOD & STAPLES RETAILING - 0.3%           39,700   Casey's General Stores, Inc.                                  1,099,690
HEALTH CARE EQUIPMENT                    204,600   DexCom, Inc. (a)(e)                                           2,043,954
& SUPPLIES - 3.8%                        123,000   Edwards Lifesciences Corp. (a)(e)                             6,065,130
                                          30,000   Micrus Endovascular Corp. (a)                                   548,100
                                          37,600   Northstar Neuroscience, Inc. (a)                                419,616
                                         401,000   OraSure Technologies, Inc. (a)                                4,030,050
                                          98,700   Wright Medical Group, Inc. (a)                                2,647,134
                                                                                                              -------------
                                                                                                                15,753,984
                                                                                                              ------------
HEALTH CARE PROVIDERS                      2,000   athenahealth, Inc. (a)                                           67,820
& SERVICES - 1.3%                         82,400   Centene Corp. (a)                                             1,772,424
                                          80,400   Hooper Holmes, Inc. (a)                                         189,744
                                          84,600   LifePoint Hospitals, Inc. (a)                                 2,538,846
                                          26,200   Molina Healthcare, Inc. (a)                                     950,274
                                                                                                              ------------
                                                                                                                 5,519,108
                                                                                                              ------------
HEALTH CARE TECHNOLOGY - 1.1%            245,148   HLTH Corp. (a)(e)                                             3,473,747
                                         262,600   Merge Technologies, Inc. (a)(e)                               1,144,936
                                                                                                              ------------
                                                                                                                 4,618,683
                                                                                                              ------------
HOTELS, RESTAURANTS                       10,611   Ambassadors Group, Inc.                                         404,279
& LEISURE - 1.3%                          28,300   Ambassadors International, Inc. (e)                             694,199
                                         285,900   O'Charleys, Inc.                                              4,334,244
                                                                                                              ------------
                                                                                                                 5,432,722
                                                                                                              ------------
HOUSEHOLD DURABLES - 0.7%                212,200   Furniture Brands International, Inc. (e)                      2,151,708
                                          32,100   Lennar Corp. Class A                                            727,065
                                           9,500   Meritage Homes Corp. (a)(e)                                     134,140
                                                                                                              ------------
                                                                                                                 3,012,913
                                                                                                              ------------
IT SERVICES - 1.9%                       446,100   BearingPoint, Inc. (a)(e)                                     1,806,705
                                          73,000   Convergys Corp. (a)                                           1,267,280
                                          81,400   Global Payments, Inc.                                         3,599,508
                                         159,600   Sapient Corp. (a)                                             1,070,916
                                                                                                              ------------
                                                                                                                 7,744,409
                                                                                                              ------------
INSURANCE - 5.6%                         579,800   Conseco, Inc. (a)                                             9,276,800
                                         301,500   HCC Insurance Holdings, Inc. (e)                              8,634,960
                                         113,100   IPC Holdings, Ltd.                                            3,262,935
                                         100,800   Presidential Life Corp.                                       1,709,568
                                                                                                              ------------
                                                                                                                22,884,263
                                                                                                              ------------
INTERNET SOFTWARE                      1,045,900   CNET Networks, Inc. (a)                                       7,791,955
& SERVICES - 2.9%                        111,900   EarthLink, Inc. (a)                                             886,248
                                         492,400   RealNetworks, Inc. (a)                                        3,338,472
                                                                                                              ------------
                                                                                                                12,016,675
                                                                                                              ------------
LEISURE EQUIPMENT                        155,100   Brunswick Corp. (e)                                           3,545,586
& PRODUCTS - 1.0%                         75,800   Nautilus, Inc. (e)                                              604,126
                                                                                                              ------------
                                                                                                                 4,149,712
                                                                                                              ------------
LIFE SCIENCES TOOLS & SERVICES -
1.0%                                     167,800   Affymetrix, Inc. (a)(e)                                       4,257,086


BLACKROCK VARIABLE SERIES FUNDS, INC.
BLACKROCK VALUE OPPORTUNITIES V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)

                                        SHARES
INDUSTRY                                 HELD      COMMON STOCKS                                                  VALUE
--------                             -----------   -------------                                              ------------
MACHINERY - 3.2%                         104,800   Mueller Industries, Inc.                                   $  3,787,472
                                         167,800   Timken Co.                                                    6,233,770
                                         285,100   Wabash National Corp. (e)                                     3,218,779
                                                                                                              ------------
                                                                                                                13,240,021
                                                                                                              ------------
MEDIA - 2.9%                             318,700   Harte-Hanks, Inc.                                             6,272,016
                                         232,500   Playboy Enterprises, Inc. Class B (a)(e)                      2,497,050
                                         333,200   Valassis Communications, Inc. (a)(e)                          2,972,144
                                                                                                              ------------
                                                                                                                11,741,210
                                                                                                              ------------
METALS & MINING - 0.8%                    30,000   Reliance Steel & Aluminum Co.                                 1,696,200
                                          36,000   Steel Dynamics, Inc.                                          1,681,200
                                                                                                              ------------
                                                                                                                 3,377,400
                                                                                                              ------------
MULTI-UTILITIES - 3.1%                   256,300   OGE Energy Corp.                                              8,483,530
                                         180,000   Puget Energy, Inc. (e)                                        4,404,600
                                                                                                              ------------
                                                                                                                12,888,130
                                                                                                              ------------
OIL, GAS & CONSUMABLE                     84,300   Cabot Oil & Gas Corp. Class A                                 2,963,988
FUELS - 4.6%                             151,800   Denbury Resources, Inc. (a)(e)                                6,783,942
                                          91,900   Plains Exploration & Production Co. (a)                       4,063,818
                                          75,000   Swift Energy Co. (a)                                          3,069,000
                                         120,800   Venoco, Inc. (a)                                              2,071,720
                                                                                                              ------------
                                                                                                                18,952,468
                                                                                                              ------------
PAPER & FOREST PRODUCTS - 0.1%             5,400   Neenah Paper, Inc.                                              178,686
PERSONAL PRODUCTS - 2.3%                 386,700   Alberto-Culver Co.                                            9,586,293
PHARMACEUTICALS - 3.0%                   346,600   Medicis Pharmaceutical Corp. Class A                         10,574,766
                                          65,200   Sepracor, Inc. (a)                                            1,793,000
                                                                                                              ------------
                                                                                                                12,367,766
                                                                                                              ------------
REAL ESTATE INVESTMENT TRUSTS             73,800   Alexandria Real Estate Equities, Inc. (e)                     7,103,988
(REITS) - 5.4%                             9,700   Brandywine Realty Trust                                         245,507
                                          78,800   Capstead Mortgage Corp.                                         810,064
                                         323,600   FelCor Lodging Trust, Inc. (e)                                6,449,348
                                          55,400   Lexington Corporate Properties Trust                          1,108,554
                                         233,200   Omega Healthcare Investors, Inc.                              3,621,596
                                         127,600   UDR, Inc.                                                     3,103,232
                                                                                                              ------------
                                                                                                                22,442,289
                                                                                                              ------------
ROAD & RAIL - 1.6%                       114,400   Marten Transport Ltd. (a)                                     1,762,904
                                          20,600   Old Dominion Freight Line, Inc. (a)                             493,782
                                         140,550   U.S. Xpress Enterprises, Inc. Class A (a)                     2,777,268
                                          92,200   Vitran Corp., Inc. (a)                                        1,526,832
                                                                                                              ------------
                                                                                                                 6,560,786
                                                                                                              ------------
SEMICONDUCTORS & SEMICONDUCTOR           213,500   Actel Corp. (a)                                               2,290,855
EQUIPMENT - 3.1%                         149,600   DSP Group, Inc. (a)                                           2,368,168
                                         121,400   Genesis Microchip, Inc. (a)                                     951,776
                                         167,300   Mattson Technology, Inc. (a)                                  1,447,145
                                          36,200   Omnivision Technologies, Inc. (a)(e)                            822,826
                                         239,000   Zoran Corp. (a)                                               4,827,800
                                                                                                              ------------
                                                                                                                12,708,570
                                                                                                              ------------
SOFTWARE - 8.1%                          267,200   BEA Systems, Inc. (a)                                         3,706,064
                                         267,403   Bottomline Technologies, Inc. (a)                             3,350,560
                                          17,999   Moldflow Corp. (a)                                              346,661
                                         512,000   Novell, Inc. (a)                                              3,911,680
                                         311,200   Parametric Technology Corp. (a)                               5,421,104
                                          53,500   Sybase, Inc. (a)                                              1,237,455
                                       1,249,600   TIBCO Software, Inc. (a)                                      9,234,544

BLACKROCK VARIABLE SERIES FUNDS, INC.
BLACKROCK VALUE OPPORTUNITIES V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)

                                        SHARES
INDUSTRY                                 HELD      COMMON STOCKS                                                  VALUE
--------                             -----------   -------------                                              ------------
                                          51,200   Unica Corp. (a)                                            $    574,976
                                         493,800   Wind River Systems, Inc. (a)(e)                               5,812,026
                                                                                                              ------------
                                                                                                                33,595,070
                                                                                                              ------------
SPECIALTY RETAIL - 1.7%                   15,000   AnnTaylor Stores Corp. (a)                                      475,050
                                         371,200   Foot Locker, Inc. (e)                                         5,690,496
                                          46,800   Talbots, Inc. (e)                                               842,400
                                                                                                              ------------
                                                                                                                 7,007,946
                                                                                                              ------------
TEXTILES, APPAREL & LUXURY GOODS -       278,700   Jones Apparel Group, Inc. (e)                                 5,888,931
1.4%
THRIFTS & MORTGAGE                        70,100   Dime Community Bancshares, Inc.                               1,049,397
FINANCE - 0.9%                            80,900   The PMI Group, Inc.                                           2,645,430
                                                                                                              ------------
                                                                                                                 3,694,827
                                                                                                              ------------
TRADING COMPANIES &                       50,497   Applied Industrial Technologies, Inc.                         1,556,822
DISTRIBUTORS - 1.3%                       82,200   United Rentals, Inc. (a)                                      2,644,374
                                          28,300   WESCO International, Inc. (a)                                 1,215,202
                                                                                                              ------------
                                                                                                                 5,416,398
                                                                                                              ------------
                                                   TOTAL COMMON STOCKS (COST - $407,182,916) - 96.4%           397,948,852
                                                                                                              ------------
                                                   EXCHANGE-TRADED FUNDS
                                          54,000   iShares Russell 2000 Growth Index Fund (e)                    4,626,720
                                          75,300   iShares Russell 2000 Index Fund (e)                           6,035,295
                                           3,600   iShares Russell Midcap Growth Index Fund                        417,960
                                                                                                              ------------
                                                   TOTAL EXCHANGE-TRADED FUNDS (COST - $10,380,143) - 2.7%      11,079,975
                                                                                                              ------------

                                      BENEFICIAL
                                      INTEREST
                                     -----------
                                                   SHORT-TERM SECURITIES
                                     $ 2,060,043   BlackRock Liquidity Series, LLC
                                                   Cash Sweep Series, 5.22% (b)(d)
                                                                                                                 2,060,043
                                      92,698,990   BlackRock Liquidity Series, LLC
                                                   Money Market Series, 5.26% (b)(c)(d)
                                                                                                                92,698,990
                                                                                                              ------------
                                                   TOTAL SHORT-TERM SECURITIES (COST - $94,759,033) - 23.0%     94,759,033
                                                                                                              ------------
                                                   TOTAL INVESTMENTS (COST - $512,322,092*) - 122.1%           503,787,860
                                                   LIABILITIES IN EXCESS OF OTHER ASSETS - (22.1%)             (91,062,350)
                                                                                                              ------------
                                                   NET ASSETS - 100.0%                                        $412,725,510
                                                                                                              ============

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2007, as computed for federal income tax purposes, were as follows:

Aggregate cost                  $515,581,094
                                ============
Gross unrealized appreciation   $ 30,170,948
Gross unrealized depreciation    (41,964,182)
                                ------------
Net unrealized appreciation     $(11,793,234)
                                ============

(a)  Non-income producing security.

(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                      NET       INTEREST
AFFILIATE                           ACTIVITY     INCOME
---------                         -----------   --------
BlackRock Liquidity Series, LLC
   Cash Sweep Series              $   594,142   $147,412
BlackRock Liquidity Series, LLC
   Money Market Series            $12,641,090   $158,496

(c)  Security was purchased with the cash proceeds from securities loans.

(d)  Represents the current yield as of September 30, 2007.

(e)  Security, or a portion of security, is on loan.

BLACKROCK VARIABLE SERIES FUNDS, INC.
BLACKROCK VALUE OPPORTUNITIES V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)

- For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Item 2 - Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

     Certifications - Attached hereto

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Variable Series Funds, Inc.


By: /s/ Donald C. Burke
    ---------------------------------
    Donald C. Burke,
    Chief Executive Officer
    (principal executive officer) of
    BlackRock Variable Series Funds,
    Inc.

Date: November 20, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    ---------------------------------
    Donald C. Burke,
    Chief Executive Officer
    (principal executive officer) of
    BlackRock Variable Series Funds,
    Inc.

Date: November 20, 2007


By: /s/ Neal J. Andrews
    ---------------------------------
    Neal J. Andrews,
    Chief Financial Officer
    (principal financial officer) of
    BlackRock Variable Series Funds,
    Inc.

Date: November 20, 2007